As filed with the Securities and Exchange Commission on April 19, 2011

Registration No. 333-52956; 811-07549

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.                                          (   )

POST-EFFECTIVE AMENDMENT NO. 22                                 (X)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 45	(X)

(Check appropriate box or boxes.)

VARIABLE ANNUITY–1 SERIES ACCOUNT

(Exact Name of Registrant)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

(Name of Depositor)

8515 East Orchard Road

Greenwood Village, Colorado 80111

(Address of Depositor’s Principal Executive Offices) (Zip Code)

Depositor’s Telephone Number, including Area Code:

(800) 537-2033

Mitchell T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 East Orchard Road

Greenwood Village, Colorado 80111

(Name and Address of Agent for Service)

Copy to:

Ann B. Furman, Esq.

Jorden Burt, LLP

1025 Thomas Jefferson Street, N.W., Suite 400 East

Washington, D.C. 20007-5208

Approximate Date of Proposed Public Offering: Upon the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

        Immediately upon filing pursuant to paragraph (b) of Rule 485

_X_ On May 1, 2011, pursuant to paragraph (b) of Rule 485

        60 days after filing pursuant to paragraph (a)(1) of Rule 485

        On (date), pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

        This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Flexible Premium Deferred Variable Annuity Contracts

SCHWAB ONESOURCE ANNUITY®

A flexible premium variable annuity

Issued by

Great-West Life & Annuity Insurance Company

Overview

This Prospectus describes the Schwab OneSource Annuity®, formerly the Schwab Signature Annuity (the “Contract”) — a flexible premium variable annuity contract that allows you to accumulate assets on a tax-deferred basis for retirement or other long-term purposes. Great-West Life & Annuity Insurance Company (“we,” “us,” “Great-West” or “GWL&A”) issues the Contract either on a group basis or as individual contracts. Participants in the group contract will be issued a certificate showing an interest under the group contract. Both will be referred to as “Contract” throughout this Prospectus. The group Contract is offered to: (a) existing customers of Charles Schwab & Co., Inc. (“Schwab”); and (b) individuals that have entered into a contract to receive advisory services from independent investment advisors that have an existing contractual relationship with Schwab.

This Prospectus presents important information you should review before purchasing the Schwab OneSource Annuity, including a description of the material rights and obligations under the Contract. Your Contract and any endorsements are the formal contractual agreement between you and us. It is important that you read the Contract and endorsements, which reflect other variations. Please read this Prospectus carefully and keep it on file for future reference. You can find more detailed information pertaining to the Contract in the Statement of Additional Information (“SAI”) dated May 1, 2011 (as may be amended from time to time), and filed with the Securities and Exchange Commission (the “SEC”). The SAI is incorporated by reference into this Prospectus as a matter of law, which means it is legally a part of this Prospectus. The SAI’s table of contents may be found on the last page of this Prospectus. You may obtain a copy without charge by contacting the Annuity Service Center at the address or phone number listed on page XX of this Prospectus. Or, you can obtain it by visiting the SEC’s web site at http://www.sec.gov. This web site also contains other information about us that has been filed electronically with the SEC.

How to Invest

We refer to amounts you invest in the Contract as “Contributions.” The minimum initial Contribution is $5,000. Additional Contributions can be made at any time before you begin receiving annuity payments or taking periodic withdrawals.

The minimum subsequent Contribution is:

•	$500 per Contribution; or
•	$100 per Contribution if made via Automatic Bank Draft Plan.

Allocating Your Money

When you contribute money to the Schwab OneSource Annuity, you can allocate it among the Sub-Accounts of the Variable Annuity-1 Series Account which invest in the following Portfolios:

•	Alger Large Cap Growth Portfolio – Class I-2 Shares (formerly Alger American LargeCap Growth Portfolio – Class O Shares)

•	Alger Mid Cap Growth Portfolio – Class I-2 Shares (formerly Alger American MidCap Growth Portfolio – Class O Shares)

•	AllianceBernstein VPS International Growth Portfolio – Class A Shares

•	AllianceBernstein VPS Real Estate Investment Portfolio – Class A Shares

•	AllianceBernstein VPS Small/Mid Cap Value Portfolio – Class A Shares

•	American Century VP Balanced Fund – Class I Shares

•	American Century VP Mid Cap Value Fund – Class II Shares

The date of this Prospectus is May 1, 2011.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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•	American Century VP Value Fund – Class I Shares

•	Columbia Variable Portfolio - Marsico 21st Century Fund – Class 2 Shares (formerly Columbia VIT Marsico 21st Century Fund – Class B Shares)

•	Columbia Variable Portfolio - Seligman Global Technology Fund – Class 2 Shares (formerly Seligman Communications & Information Portfolio)

•	Columbia Variable Portfolio - Small Cap Value Fund – Class 2 Shares (formerly Columbia VIT Small Cap Value Fund – Class B Shares)

•	Delaware VIP Smid Cap Growth Series – Standard Class Shares (formerly Delaware VIP Growth Opportunities Series)

•	Delaware VIP Small Cap Value Series – Standard Class Shares

•	Dreyfus Variable Investment Fund Appreciation Portfolio – Initial Shares

•	DWS Blue Chip VIP – Class A Shares

•	DWS Capital Growth VIP – Class A Shares

•	DWS Dreman Small Mid Cap Value VIP – Class A Shares (formerly DWS Dreman Small Cap Value VIP)

•	DWS Large Cap Value VIP – Class A Shares

•	DWS Small Cap Index VIP – Class A Shares

•	Federated Fund for U.S. Government Securities II

•	Franklin Small Cap Value Securities Fund – Class 2 Shares

•	Invesco V.I. International Growth Fund – Series I Shares (formerly AIM V.I. International Growth Fund)

•	Invesco V.I. Mid Cap Core Equity Fund – Series I Shares (formerly AIM V.I. Mid Cap Core Equity Fund)

•	Invesco V.I. Small Cap Equity Fund – Series I Shares (formerly AIM Small Cap Equity Fund)

•	Invesco Van Kampen V.I. Comstock Fund – Series I Shares (formerly Van Kampen LIT Comstock Portfolio)

•	Invesco Van Kampen V.I. Growth and Income Fund – Series I Shares (formerly Van Kampen LIT Growth and Income Portfolio)

•	Janus Aspen Balanced Portfolio – Service Shares

•	Janus Aspen Flexible Bond Portfolio – Service Shares

•	Lazard Retirement Emerging Markets Equity Series Portfolio – Service Class Shares

•	LVIP Baron Growth Opportunities Fund – Service Class Shares (formerly Baron Capital Asset Fund)

•	MFS International Value Portfolio – Service Class Shares

•	MFS Utilities Series – Service Class Shares

•	NVIT Mid Cap Index Fund – Class II Shares (formerly GVIT Mid Cap Index Fund)

•	Oppenheimer Global Securities Fund/VA – Non Service Shares

•	Oppenheimer International Growth Fund/VA – Non Service Shares

•	PIMCO VIT High Yield Portfolio – Administrative Class Shares

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with the Contracts other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.

This Contract is not available in all states.

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•	PIMCO VIT Low Duration Portfolio – Administrative Class Shares (formerly PIMCO VIT Low Duration Bond Portfolio)

•	PIMCO VIT Total Return Portfolio – Administrative Class Shares

•	Pioneer Fund VCT Portfolio – Class I Shares

•	Pioneer Growth Opportunities VCT Portfolio – Class I Shares

•	Pioneer Mid Cap Value VCT Portfolio – Class II Shares

•	Prudential Series Fund Equity Portfolio – Class II Shares

•	Prudential Series Fund Natural Resources Portfolio – Class II Shares

•	Putnam VT American Government Income Fund – Class IB Shares

•	Putnam VT Equity Income Fund – Class IB Shares

•	Putnam VT Global Health Care Fund – Class IB Shares*

•	Royce Capital Fund – Small-Cap Portfolio – Service Class Shares

•	Schwab MarketTrack Growth Portfolio II™

•	Schwab Money Market Portfolio™

•	Schwab S&P 500 Index Portfolio

•	Sentinel Variable Products Small Company Fund

•	Sentinel Variable Products Common Stock Fund

•	Sentinel Variable Products Bond Fund

•	Templeton Foreign Securities Fund – Class 2 Shares

•	Touchstone Mid Cap Growth Fund – Class I Shares

•	Van Eck VIP Global Bond Fund – Initial Class Shares (formerly Van Eck Insurance Trust Worldwide Bond Fund)

•	Van Eck VIP Global Hard Assets Fund – Class S Shares (formerly Van Eck Insurance Trust Worldwide Hard Assets Fund)

•	Wells Fargo Advantage VT Discovery Fund – Class 2 Shares (formerly Wells Fargo Advantage VT Discovery Fund – Class VT Shares)

•	Wells Fargo Advantage VT Opportunity Fund – Class 2 Shares (formerly Wells Fargo Advantage VT Opportunity Fund – Class VT Shares)

* New Portfolio available as of May 1, 2011.

The Sub-Accounts investing in the following Portfolios are no longer open to new Contributions and incoming Transfers:

•	Alger Balanced Portfolio – Class I-2 Shares (formerly Alger American Balanced Portfolio – Class O Shares)[4]

•	AllianceBernstein VPS Growth Portfolio – Class A Shares[2]

•	AllianceBernstein VPS Growth & Income Portfolio – Class A Shares[2]

•	AllianceBernstein VPS International Value Portfolio – Class A Shares[1]

•	American Century VP International Fund – Class I Shares[4]

•	American Century VP Income & Growth Fund – Class I Shares[1]

•	Dreyfus Variable Investment Fund Growth and Income Portfolio – Initial Shares[4]

•	Dreyfus Investment Portfolios MidCap Stock Portfolio – Initial Shares[2]

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with the Contracts other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.

This Contract is not available in all states.

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•	Dreyfus Variable Investment Fund Opportunistic Small Cap Portfolio–Initial Shares (formerly Dreyfus Variable Investment Fund Developing Leaders Portfolio)[5]

•	DWS Small Mid Cap Growth VIP – Class A Shares (formerly DWS Small Cap Growth VIP)[4]

•	Invesco V.I. High Yield Fund – Series I Shares (formerly AIM V.I. High Yield Fund)[5]

•	Invesco V.I. Technology Fund – Series I Shares (formerly AIM V.I. Technology Fund)[4]

•	Janus Aspen Balanced Portfolio – Institutional Shares[3]

•	Janus Aspen Flexible Bond Portfolio – Institutional Shares[3]

•	Janus Aspen Worldwide Portfolio – Institutional Shares (formerly Janus Aspen Worldwide Growth Portfolio)[5]

•	JPMorgan Insurance Trust Small Cap Core Portfolio (formerly the JP Morgan Small Company Portfolio)[4]

•	Neuberger Berman AMT Regency Portfolio – Class S Shares[2]

•	Pioneer Emerging Markets VCT Portfolio – Class II Shares[1]

•	Third Avenue Value Portfolio – Variable Series Trust Shares[2]

1 Effective April 27, 2010, Sub-Accounts investing in these Portfolios were closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

2 Effective May 1, 2009, Sub-Accounts investing in these Portfolios were closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

3 Effective May 1, 2007, Sub-Accounts investing in these Portfolios were closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

4 Effective May 1, 2006, Sub-Accounts investing in these Portfolios were closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

5 Effective April 29, 2005, Sub-Accounts investing in these Portfolios were closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with the Contracts other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.

This Contract is not available in all states.

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Sales and Surrender Charges

There are no sales, redemption, surrender, or withdrawal charges under the Schwab OneSource Annuity.

Right of Cancellation Period

After you receive your Contract, you can look it over for at least 10 days or longer if required by your state law (in some states, up to 35 days for replacement annuity contracts), during which time you may cancel your Contract as described in more detail in this Prospectus.

Payout Options

The Schwab OneSource Annuity offers three payout options - through periodic withdrawals, variable annuity payouts or a single, lump-sum payment. The Contracts are not deposits of, or guaranteed or endorsed by, any bank, nor are the Contracts federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. The Contracts involve certain investment risks, including possible loss of principal.

For account information, please contact:

Annuity Service Center

P.O. Box 173920

Denver, CO 80217-3920

1-888-560-5938

Via Internet:

www.schwab.com/annuity

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with the Contracts other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.

This Contract is not available in all states.

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Definitions

1035 Exchange—A provision of the Internal Revenue Code of 1986, as amended (the “Code”), that allows for the tax-free exchange of certain types of insurance contracts.

Accumulation Period—The time period between the Effective Date and the Annuity Commencement Date. During this period, you are contributing to the annuity.

Annuitant—The person named in the application upon whose life the payout of an annuity is based and who will receive annuity payouts. If a Contingent Annuitant is named, the Annuitant will be considered the “Primary Annuitant.”

Annuity Account—An account established by us in your name that reflects all account activity under your Contract.

Annuity Account Value—The sum of the value of each Sub-Account you have selected.

Annuity Commencement Date—The date annuity payouts begin.

Annuity Payout Period—The period beginning on the Annuity Commencement Date and continuing until all annuity payouts have been made under the Contract. During this period, the Annuitant receives payouts from the annuity.

Annuity Unit—An accounting measure we use to determine the amount of any variable annuity payout after the first annuity payout is made.

Automatic Bank Draft Plan—A feature that allows you to make automatic periodic Contributions. Contributions will be withdrawn from an account you specify and automatically credited to your Annuity Account.

Beneficiary—The person(s) designated to receive any Death Benefit under the terms of the Contract.

Contingent Annuitant—The person you may name in the application who becomes the Annuitant when the Primary Annuitant dies. The Contingent Annuitant must be designated before the death of the Primary Annuitant.

Contingent Beneficiary—The person designated to become the Beneficiary when the primary Beneficiary dies.

Contributions—The amount of money you invest or deposit into your annuity.

Death Benefit—The amount payable to the Beneficiary when the Owner or the Annuitant dies.

Distribution Period—The period starting with your Payout Commencement Date.

Schwab OneSource Annuity® Structure

Your Annuity Account

|

Series Account

Contains the money you contribute

to variable investment options

(the Sub-Accounts).

|

Sub-Accounts

Shares of the Portfolios are held

in Sub-Accounts. There is one

Sub-Account for each Portfolio.

|

Portfolios

Effective Date—The date on which the first Contribution is credited to your Annuity Account.

Owner (Joint Owner) or You—The person(s) named in the application who is entitled to exercise all rights and privileges under the Contract, while the Annuitant is living. Joint Owners must be husband and wife as of the date the Contract is issued. The Annuitant will be the Owner unless otherwise indicated in the application.

Payout Commencement Date—The date on which annuity payouts or periodic withdrawals begin under a payout option. If you do not indicate a Payout Commencement Date on your application or at any time thereafter, annuity payouts will begin on the Annuitant’s 91st birthday.

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Portfolio—A registered management investment company, or Portfolio thereof, in which the assets of the Series Account may be invested.

Premium Tax—A tax charged by a state or other governmental authority. Varying by state, the current range of Premium Taxes is 0% to 3.5% and may be deducted with respect to your Contributions, from amounts withdrawn, or from amounts applied on the Payout Commencement Date, or the Annuity Account Value when incurred by Great-West or at another time of Great-West’s choosing.

Proportional Withdrawals—A partial withdrawal made by you which reduces your Annuity Account Value measured as a percentage of each prior withdrawal against the current Annuity Account Value. A Proportional Withdrawal is determined by calculating the percentage the withdrawal represents of your Annuity Account Value at the time the withdrawal was made. For example, a partial withdrawal of 75% of the Annuity Account Value represents a Proportional Withdrawal of 75% of the total Contributions for purposes of calculating the Death Benefit under option 2 for Contracts issued after April 30, 2004. See “Death Benefit” on page XX.

Request—Any written, telephoned, electronic or computerized instruction in a form satisfactory to Great-West and Schwab received at Schwab Insurance Services (or other annuity service center subsequently named) from you, your designee (as specified in a form acceptable to Great-West and Schwab) or the Beneficiary (as applicable) as required by any provision of the Contract. The Request is subject to any action taken or payment made by Great-West before it was processed.

Schwab Insurance Services—P.O. Box 7666, San Francisco, CA 94120-7666. The toll-free telephone number is 1-888-311-4887.

Series Account—Variable Annuity-1 Series Account, the segregated asset account established by Great-West under Colorado law and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). The Series Account is also referred to as the separate account.

Sub-Account—A division of the Series Account containing the shares of a Portfolio. There is a Sub-Account for each Portfolio. A Sub-Account may be also referred to as an “investment division” in the Prospectus, SAI, or Series Account financial statements.

Surrender Value —Your Annuity Account Value on the Transaction Date of the surrender, less Premium Tax, if any.

Transaction Date—The date on which any Contribution or Request from you will be processed. Contributions and Requests received after the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. ET) will be deemed to have been received on the next business day. Requests will be processed and the Annuity Account Value will be determined on each day that the New York Stock Exchange is open for trading.

Transfer—Moving money from and among the Sub-Account(s).

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Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses

Sales Load Imposed on Purchases
(as a percentage of purchase payments):	None

Maximum Surrender Charge
(as a percentage of amount surrendered):	None

Maximum Transfer Charge:	$25*

* Applicable to each Transfer after the first twelve Transfers each calendar year. Currently, there is no charge for Transfers. We reserve the right, however, to impose a transfer fee after we notify you. See “Transfers.”

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

Annual Contract Maintenance Charge	None

Series Account Annual Expenses (as a percentage of average net assets)

Maximum Mortality and Expense Risk Charge:	0.85%*

Distribution Charge:	None

Total Series Account Annual Expenses:	0.85%*

* If you select Death Benefit option 1, your Mortality and Expense Risk Charge and Total Series Account Annual Expenses will be 0.65%. If you select Death Benefit Option 2, this charge will be 0.85%, but for Contracts issued before May 1, 2003, if you selected Death Benefit option 2, your Mortality and Expense Risk Charge and Total Series Account Annual Expenses will continue to be 0.70%.

The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Total Annual Portfolio Operating Expenses	Minimum	Maximum

(Expenses that are deducted from Portfolio assets, including management fees, distribution [and/or service] (12b-1) fees, and other expenses)	0.30%	3.07%[1]

THE ABOVE EXPENSES FOR THE ELIGIBLE FUNDS WERE PROVIDED BY THE PORTFOLIOS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

1 The expenses shown are based, in part, on estimated amounts for the current fiscal year, and do not reflect any fee waiver or expense reimbursement. The advisers and/or other service providers of certain Portfolios have agreed to reduce their fees and/or reimburse the Portfolios’ expenses in order to keep the Portfolios’ expenses below specified limits. The expenses of certain Portfolios are reduced by contractual fee reduction and expense reimbursement arrangements. Other Portfolios have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. Each fee reduction and/or expense reimbursement arrangement is not reflected above, but is described in the relevant Portfolio’s prospectus.

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Example

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, contract fees, Series Account annual expenses, and Portfolio fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Portfolios. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolio. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, if you retain your Contract, annuitize your Contract or if you surrender your Contract at the end of the applicable time period, your costs would be:

1 year	3 years	5 years	10 years
$411	$1,298	$2,274	$5,177

This Example does not show the effect of premium taxes. Premium taxes (ranging from 0% to 3.5%) are deducted from Contract Value upon full surrender, death, or annuitization. This Example also does not include any of the taxes or penalties you may be required to pay if you surrender your Contract.

The fee table and example should not be considered a representation of past or future expenses and charges of the Sub-accounts. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance. See “Charges and Deductions” in this Prospectus. Owners who purchase the Contract may be eligible to apply the contract value to the total amount of their household assets maintained at Schwab. If the total amount of their household assets at Schwab meets certain predetermined breakpoints, they may be eligible for certain fee reductions or other related benefits offered by Schwab. All terms and conditions regarding the fees and account types eligible for such consideration are determined by Schwab. Charges and expenses of the Contract described in this Prospectus are NOT subject to reduction or waiver by Schwab. Please consult a Charles Schwab representative for more information.

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Condensed Financial Information

Attached as Appendix A is a table showing selected information concerning accumulation units for each Sub-Account. An accumulation unit is the unit of measure that we use to calculate the value of your interest in a Sub-Account. The accumulation unit values reflect the deduction of the only charge we impose under the Contract, the Mortality and Expense Risk Charge. The information in the table is derived from various financial statements of the Series Account, which have been audited by Deloitte & Touche LLP, an independent registered public accounting firm. To obtain a more complete picture of each Sub-Account’s finances and performance, you should also review the Series Account’s financial statements, which are in the Statement of Additional Information.

Summary

The Schwab OneSource Annuity® allows you to accumulate assets on a tax-deferred basis by investing in a variety of variable investment options (the Sub-Accounts). The performance of your Annuity Account Value will vary with the investment performance of the Portfolios corresponding to the Sub-Accounts you select. You bear the entire investment risk for all amounts invested in them. Depending on the performance of the Sub-Accounts you select, your Annuity Account Value could be less than the total amount of your Contributions.

You may purchase the Schwab OneSource Annuity® through a 1035 Exchange from another insurance contract. However, in no event, may you purchase the Contract as a part of a tax-qualified plan or a rollover of amounts from such a plan, including an IRA.

How to contact the Annuity Service Center

Annuity Service Center

P.O. Box 173920

Denver, CO 80217-3920

888-560-5938

Your initial Contribution must be at least $5,000. Subsequent Contributions must be either $500, or $100 if made through an Automatic Bank Draft Plan.

The money you contribute to the Contract will be invested at your direction, except that in some states during your “Right of Cancellation period” your payment will be allocated to the Schwab Money Market Sub-Account. The duration of your Right of Cancellation period depends on your state law and is generally 10 days after you receive your Contract. Allocations during the Right of Cancellation period are described in more detail in this Prospectus.

Prior to the Payout Commencement Date, you can withdraw all or a part of your Annuity Account Value. There are no surrender or withdrawal charges. Certain withdrawals will normally be subject to federal income tax and may also be subject to a federal penalty tax. You may also pay a Premium Tax upon a withdrawal.

When you’re ready to start taking money out of your Contract, you can select from a variety of payout options, including a lump sum payment or variable annuity payouts as well as periodic payouts.

If the Annuitant dies before the Annuity Commencement Date, we will pay the Death Benefit to the Beneficiary you select. If the Owner dies before the entire value of the Contract is distributed, the remaining value will be distributed according to the rules outlined in the “Death Benefit” section on page XX.

The amount distributed to your Beneficiary will depend on the Death Benefit option you select. We offer two Death Benefit options. For Option 1, the Owner, Annuitant, and Contingent Annuitant each must be age 85 or younger at the time the Contract is issued. Option 1 provides for the payment of your Annuity Account Value minus any Premium Tax. For Option 2, the Owner, Annuitant, and Contingent Annuitant each must be age 80 or younger at the time the Contract is issued. For Contracts issued prior to April 30, 2004, Option 2 provides for the payment of the greater of (1) your Annuity Account Value, minus any Premium Tax or (2) the sum of Contributions applied to the Contract as of the date the request for payment is received, less partial withdrawals, periodic withdrawals, and premium tax, if any. For Contracts issued on or after April 30, 2004, Option 2 provides for the payment of the greater of (1) your Annuity Account Value, minus any Premium Tax or (2) the sum of all Contributions, minus any Proportional Withdrawals you have made and minus any Premium Tax. If you select Death Benefit option 1, your Mortality and Expense Risk Charge will be 0.65%. If you choose Death Benefit option 2, this

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charge will be 0.85%. For Contracts issued prior to May 1, 2003, if you selected Death Benefit option 2, this charge will remain at 0.70%. In addition, each Portfolio assesses a charge for management fees and other expenses.

You may cancel your Contract during the Right of Cancellation period by sending it to Schwab Insurance Services or to the representative from whom you purchased it. If you are replacing an existing insurance contract with the Contract, the Right of Cancellation period may be extended based on your state of residence. The Right of Cancellation period is described in more detail in this Prospectus.

This summary highlights some of the more significant aspects of the Schwab OneSource Annuity. You’ll find more detailed information about these topics throughout the Prospectus and in your Contract. Please keep them both for future reference

Great-West Life & Annuity Insurance Company

Great-West is a stock life insurance company that was originally organized under the laws of the State of Kansas as the National Interment Association. Our name was changed to Ranger National Life Insurance Company in 1963 and to Insuramerica Corporation prior to changing to our current name in 1982. In September of 1990, we re-domesticated under the laws of the State of Colorado. Our executive office is located at 8515 East Orchard Road, Greenwood Village, Colorado 80111.

Great-West is a wholly owned subsidiary of GWL&A Financial, Inc., a Delaware holding company. GWL&A Financial, Inc. is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is a subsidiary of Power Financial Corporation, a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada, a Canadian holding and management company. Mr. Paul Desmarais, through a group of private holding companies that he controls, has voting control of Power Corporation of Canada.

We are authorized to do business in 49 states, the District of Columbia, Puerto Rico, U.S. Virgin Islands, and Guam.

The Series Account

We established the Series Account in accordance with Colorado laws on July 24, 1995.

The Series Account is registered with the SEC under the 1940 Act, as amended, as a unit investment trust. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Series Account.

We own the assets of the Series Account. The income, gains or losses, realized or unrealized, from assets allocated to the Series Account are credited to or charged against the Series Account without regard to our other income, gains or losses.

We will at all times maintain assets in the Series Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts and other of our variable insurance products participating in the Series Account. Those assets may not be charged with our liabilities from our other businesses. Our obligations under the Contracts and other products are, however, our general corporate obligations.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Series Account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability, may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the Series Account or our other separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the Series Account receives; and (ii) under applicable income tax law, Owners are not the owners of the assets generating the benefits.

The Series Account is divided into several Sub-Accounts. Each Sub-Account invests exclusively in shares of a corresponding investment Portfolio of a registered investment company (commonly known as a mutual fund). We may in the future add new or delete existing Sub-Accounts. The income, gains or losses, realized or unrealized, from assets allocated to each Sub-Account are credited to or charged against that Sub-Account without regard to the other income, gains or losses of the other Sub-Accounts. All amounts allocated to a Sub-Account will be fully invested in Portfolio shares.

We hold the assets of the Series Account. We keep those assets physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Portfolios.

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The Portfolios

The Contract offers a number of investment options, corresponding to the Sub-Accounts. Each Sub-Account invests in a single Portfolio. Each Portfolio is a separate mutual fund registered under the 1940 Act. More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Portfolios (the “Portfolio Prospectuses”). The Portfolio Prospectuses should be read in connection with this Prospectus. You may obtain a copy of the Portfolio Prospectuses without charge by Request. If you received a summary prospectus for a Portfolio, please follow the directions on the first page of the summary prospectus to obtain a copy of the Portfolio Prospectus.

Each Portfolio:

•	holds its assets separately from the assets of the other Portfolios,
•	has its own distinct investment objectives and policies, and
•	operates as a separate investment fund.

The income, gains and losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.

The Portfolios are not available to the general public directly. The Portfolios are only available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the Portfolios have been established by investment advisers, which manage publicly available mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after publicly available mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and any corresponding Portfolios may differ. The investment objectives of the Portfolios are briefly described below:

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The Alger Portfolios—advised by Fred Alger Management, Inc. of New York, New York.

Alger Balanced Portfolio–Class I-2 Shares (formerly Alger American Balanced Portfolio-Class O Shares) seeks current income and long term capital appreciation. The Portfolio focuses on stocks of companies that the manager believes demonstrate growth potential and on fixed-income securities, with emphasis on income-producing securities that appear to have potential for capital appreciation. Under normal circumstances, the Portfolio invests in equity securities and in fixed-income securities, which may include corporate bonds, debentures and notes, U.S. government securities, mortgage-backed and asset-backed securities, commercial paper and other fixed-income securities. Most of the Portfolio’s fixed-income investments will be concentrated within the four highest rating categories as determined by one of the nationally recognized statistical rating organizations (“NRSROs”) (or, if unrated, will have been determined to be of comparable quality by the manager). The Portfolio also may invest up to 10% of its net assets in lower-rated securities rated “B” (or the equivalent) or better by any one of those rating agencies (or, if unrated, determined to be of comparable quality by the manager). Under normal circumstances, the Portfolio will invest at least 25% of its net assets in fixed-income securities and at lest 25% of its net assets in equity securities.

Effective May 1, 2006, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Alger Large Cap Growth Portfolio–Class I-2 Shares (formerly Alger American LargeCap Growth Portfolio-Class O Shares) seeks long-term capital appreciation. The Portfolio focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the Portfolio invests at least 80% of

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its net assets in equity securities of companies that, at the time of purchase of the securities, have a market capitalization equal to or greater than the market capitalization of companies included in the Russell 1000 Growth Index, updated quarterly as reported as of the most recent quarter-end.

Alger Mid Cap Growth Portfolio–Class I-2 Shares (formerly Alger American MidCap Growth Portfolio-Class O Shares) seeks long-term capital appreciation. It focuses on midsized companies that the manager believes demonstrate promising growth potential. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell MidCap Growth Index or the S&P MidCap 400 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are designed to track the performance of medium-capitalization stocks.

AllianceBernstein Variable Products Series Fund, Inc.—advised by AllianceBernstein, L.P., New York, New York.

AllianceBernstein VPS Growth & Income Portfolio–Class A Shares seeks to provide long-term growth of capital. The Portfolio invests primarily in the equity securities of U.S. companies that AllianceBernstein believes are undervalued. AllianceBernstein believes that, over time, a company’s stock price will come to reflect its intrinsic economic value. AllianceBernstein uses a disciplined investment process to evaluate the companies in its extensive research universe and to identify the stocks of companies that offer the best combination of value and potential for price appreciation. The Portfolio may invest in companies of any size and in any industry. The Portfolio also invests in the high-quality securities of non-U.S. issuers.

Effective May 1, 2009, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

AllianceBernstein VPS Growth Portfolio–Class A Shares seeks to provide long-term growth of capital. The Portfolio invests primarily in equity securities of companies with favorable earnings outlooks and whose long-term growth rates are expected to exceed market expectations over time. The Portfolio emphasizes investments in large- and mid-cap companies. The Portfolio has the flexibility to invest across the capitalization spectrum reflecting the Advisor’s internal research.

Effective May 1, 2009, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

AllianceBernstein VPS International Growth Portfolio–Class A Shares seeks long-term growth of capital. The Portfolio invests primarily in an international portfolio of equity securities of companies located in both developed and emerging countries. The Portfolio consists of approximately 90-130 stocks. The Portfolio invests, under normal circumstances, in the equity securities of companies based in at least three countries (and normally substantially more) other than the United States. The Portfolio may invest, without limit, in derivatives, such as options, futures, forwards and swaps. The Portfolio’s investments include investments in securities of companies selected by the Portfolio’s adviser for their growth potential within various market sectors. The Portfolio’s investments include investments in securities of companies that are established as a result of privatizations of state enterprises. Currencies can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others. Currency and equity positions are evaluated separately. The Advisor may seek to hedge the currency exposure resulting from securities positions when it finds the currency exposure unattractive. To hedge a portion of its currency risk the Portfolio may from time to time invest in currency-related derivatives, including the forward currency exchange contracts, futures, option on futures, swaps and options. The Advisor may also seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.

AllianceBernstein VPS International Value Portfolio–Class A Shares seeks long-term growth of capital. The Portfolio will invest primarily in a diversified portfolio of equity securities of established companies selected from more than 40 industries and more than 40 developed and emerging-market countries. The Portfolio normally invests in companies in at least three countries other than the United States. These countries currently include the developed nations in Europe and the Far East, Canada, Australia and emerging-market countries worldwide. The Portfolio invests in companies that are determined by the Advisor’s Bernstein unit to be undervalued, using a fundamental value approach. In selecting securities for the portfolio, Bernstein uses its fundamental and quantitative research to identify companies whose long-term earnings power is not reflected in the current market price of their securities.

Effective April 27, 2010, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (Including Automatic Custom Transfers).

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AllianceBernstein VPS Real Estate Investment Portfolio–Class A Shares seeks total return from long-term growth of capital and income. The Portfolio invests, under normal circumstances, at least 80% of its net assets in equity securities of real estate investment trusts or ‘‘REITs’’ and other real estate industry companies. The Portfolio invests in real estate companies that Alliance believes have strong property fundamentals and management teams. The Portfolio seeks to invest in real estate companies whose underlying portfolios are diversified geographically and by property type.

AllianceBernstein VPS Small/Mid Cap Value Portfolio–Class A Shares seeks long-term growth of capital. The Portfolio invests primarily in a diversified portfolio of equity securities of small-to mid-cap U.S. companies, generally representing 60-125 companies. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in these types of securities. The Portfolio invests in companies that are determined by AllianceBernstein to be undervalued, using its Bernstein unit’s fundamental value approach. In selecting securities for the portfolio, Bernstein uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market prices of their securities.

American Century Variable Portfolios, Inc.—advised by American Century® Investment Management, Inc. of Kansas City, Missouri, advisers to the American Century family of mutual funds.

American Century VP Balanced Fund–Class I Shares seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.

American Century VP Income & Growth Fund–Class I Shares seeks capital growth by investing in common stocks. Income is a secondary objective. In selecting stocks for the fund, the portfolio managers use quantitative management techniques in a two-step process. First, the managers rank stocks, primarily those of large (those with a market capitalization greater than $2 billion), publicly-traded U.S. companies, from most attractive to least attractive based on each stock’s value as well as its growth potential. Second, the portfolio managers use a quantitative model to build a portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return. The portfolio managers also attempt to create a dividend yield that will be greater than that of the S&P 500® Index.

Effective April 27, 2010, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (Including Automatic Custom Transfers).

American Century VP International Fund–Class I Shares seeks capital growth by investing primarily in equity securities of companies located in at least three developed countries world-wide (excluding the United States). The portfolio managers look for stocks of companies they believe will increase in value over time, using an investment strategy developed by American Century Investments. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. The portfolio managers use a variety of analytical research tools and techniques to identify the stocks of companies that meet their investment criteria. Under normal market conditions, the fund’s portfolio will primarily consist of securities of companies whose earnings or revenues are not only growing, but growing at an accelerating pace.

Effective May 1, 2006, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

American Century VP Value Fund–Class I Shares seeks long-term capital growth. Income is a secondary objective. In selecting stocks for the fund, the portfolio managers look for companies of all sizes whose stock price may not reflect the company’s value. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.

American Century VP Mid Cap Value Fund–Class II Shares seeks long-term capital growth. Income is a secondary objective. In selecting stocks for the Portfolio, the portfolio managers look for companies whose stock price may not reflect

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the companies’ value. The portfolio managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the portfolio managers believe more accurately reflects the fair value of the company.

Columbia Funds—advised by Columbia Management Investment Advisors, LLC of Boston, Massachusetts.

Columbia Variable Portfolio - Marsico 21st Century Fund–Class 2 Shares (formerly Columbia VIT Marsico 21st Century Fund-Class B Shares) seeks long term growth of capital. The Portfolio invests primarily in equity securities of companies of any capitalization size and generally will hold a core position of between 35 and 50 common stocks. The number of securities held by the Portfolio may occasionally exceed this range at times such as when the Advisor is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The Portfolio may invest without limit in foreign securities, including in emerging markets securities. The Portfolio also may invest in foreign currency exchange contracts to convert foreign currencies to and from the U.S. dollar, and to hedge against changes in foreign currency exchange rates.

Columbia Variable Portfolio - Seligman Global Technology Fund–Class 2 Shares (formerly Seligman Communications and Information Portfolio) seeks long-term capital appreciation. The Portfolio invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies in technology and technology-related industries. The Portfolio may invest in any country and generally invests in several countries in different geographic regions.

Columbia Variable Portfolio - Small Cap Value Fund–Class 2 Shares (formerly Columbia VIT Small Cap Value Fund-Class B Shares) seeks long term capital appreciation. Under normal circumstances, the Portfolio invests at least 80% of net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000®Value Index at the time of purchase (between $29 million and $3.1 billion as of September 30, 2008), that the Advisor believes are undervalued. The Portfolio may invest up to 20% of total assets in foreign securities.

Delaware VIP Trust—The Series is managed by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirect wholly owned subsidiary of Delaware Management Holdings, Inc. (“DMHI”). DMHI is a wholly owned subsidiary of the Macquarie Group, Ltd.

Delaware VIP Small Cap Value Series–Standard Class Shares seeks capital appreciation. The Series invests primarily in investments of small companies whose stock prices appear low relative to their underlying value or future potential. Among other factors, the Series investment manager considers the financial strength of a company, its management, the prospects for its industry, and any anticipated changes within the company, which might suggest a more favorable outlook going forward. Under normal circumstances, the Series will invest at least 80% of its net assets in small-capitalization companies. For purposes of the Series, small-capitalization companies are companies with a market capitalization generally less than 3.5 times the dollar-weighted, median market capitalization of the Russell 2000 Index at the time of purchase.

Delaware VIP Smid Cap Growth Series–Standard Class Shares (formerly Delaware VIP Growth Opportunities Series) seeks long-term capital appreciation. The Series invests primarily in common stocks of growth oriented companies that the Series’ investment manage believes have long-term capital appreciation potential and expect to grow faster than the U.S. economy. The Series generally focuses on small- to mid-sized companies that, at the time of investment, have total market capitalizations within the range of the Russell 2500 Growth Index.

Dreyfus Investment Portfolios—advised by The Dreyfus Corporation of New York, New York.

Dreyfus Investment Portfolios MidCap Stock Portfolio–Initial Shares seeks investment returns that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor’s MidCap 400® Index. To pursue this goal, the Portfolio normally invests at least 80% of its assets in stocks of mid-size companies. The Portfolio invests in growth and value stocks, which are chosen through a disciplined

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investment process that combines computer modeling techniques, fundamental analysis, and risk management. Consistency of returns compared to the S&P 400, the portfolio’s benchmark, is a primary goal of the investment process. The portfolio’s stock investments may include common stocks, preferred stocks, convertible securities and depositary receipts. The portfolio managers will select stocks through a “bottom-up,” structured approach that seeks to identify undervalued securities using a quantitative screening process. The process is driven by a proprietary quantitative model which measures more than 40 characteristics of stocks to identify and rank stocks based on: fundamental momentum; relative value; future value; long-term growth; and additional factors. Next, the portfolio managers focus on stock selection, as opposed to making proactive decisions as to industry or sector exposure, to construct the portfolio. The portfolio managers seek to maintain a portfolio that has exposure to industries and market capitalizations that are generally similar to the S&P 400.

Effective May 1, 2009, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Dreyfus Variable Investment Fund—advised by The Dreyfus Corporation of New York, New York.

Dreyfus Variable Investment Fund Appreciation Portfolio–Initial Shares seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income. To pursue these goals, the Portfolio normally invests at least 80% of its assets in common stocks. The Portfolio focuses on “blue-chip” companies with total market capitalizations of more than $5 billion at the time of purchase, including multinational companies. These established companies have demonstrated sustained patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings growth. In choosing stocks, the Portfolio first identifies economic sectors it believes will expand over the next three to five years or longer. Using fundamental analysis, the Portfolio then seeks companies within these sectors that have proven track records and dominant positions in their industries. The Portfolio also may invest in companies which it considers undervalued in terms of earnings, assets or growth prospects. The Sub- Adviser is Fayez Sarofim & Co.

Dreyfus Variable Investment Fund Growth and Income Portfolio–Initial Shares seeks long-term capital growth, current income and growth of income consistent with reasonable investment risk. To pursue its goal, the Portfolio normally invests primarily in stocks of domestic and foreign issuers. The Portfolio’s stock investments may include common stocks, preferred stocks, convertible securities and American Depositary Receipts. The portfolio managers create a broadly diversified portfolio for the Portfolio that includes a blend of growth and dividend paying stocks. In choosing securities, the portfolio managers use a “growth style” of investing as well as focusing on dividend paying stocks and other investments and investment techniques that provide income. The Portfolio’s investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics similar to those of the Standard & Poor’s® 500 Composite Stock Price Index (S&P 500 Index). The portfolio managers choose stocks through a disciplined investment process that combines computer modeling techniques, bottom-up fundamental analysis and risk management. In selecting securities, the portfolio managers seek companies that possess some or all of the following characteristics: growth of earnings potential; operating margin improvement; revenue growth prospects; business improvement; good business fundamentals; dividend yield consistent with the Portfolio’s strategy pertaining to income; value, or how a stock is priced relative to its perceived intrinsic worth; and healthy financial profile, which measures the financial wellbeing of the company. The portfolio managers monitor the stocks in the Portfolio, and consider selling a security if the company’s business momentum deteriorates or valuation becomes excessive. The portfolio managers also may sell a security if an event occurs that contradicts the portfolio managers’ rationale for owning it, such as deterioration in the company’s financial fundamentals. In addition, the portfolio managers may sell a security if better investment opportunities emerge elsewhere, or if the portfolio managers change the Portfolio’s industry or sector weightings.

Effective May 1, 2006, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Dreyfus Variable Investment Fund Opportunistic Small Cap Portfolio–Initial Shares (formerly Dreyfus Variable Investment Fund Developing Leaders Portfolio) seeks capital growth. To pursue this goal, the Portfolio normally invests at least 80% of its assets in the stocks of small-cap companies. The Portfolio currently considers small-cap companies to be those companies with market capitalizations that fall within the range of companies in the Russell 2000 Index at the time of purchase. As of December 31, 2009, the market capitalization range of companies in the Russell 2000 Index was between $13 million and $5 billion. Because the Portfolio may continue to hold a security whose market capitalization increases or decreases, a substantial portion of the Portfolio’s holdings can have market capitalizations outside the range of the Russell 2000 Index at any given time. Stocks are selected for the Portfolio based primarily on bottom-up fundamental analysis. The Portfolio’s managers use a disciplined investment process that relies, in general, on proprietary fundamental research and

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valuation. Generally, elements of the process include analysis of mid-cycle business prospects, estimation of the intrinsic value of the company and the identification of a revaluation trigger. Intrinsic value is based on the combination of the valuation assessment of the company’s operating divisions with the firm’s economic balance sheet. Mid-cycle estimates, growth prospects and competitive advantages are some of the factors used in the valuation assessment. A company’s stated and hidden liabilities and assets are included in the Portfolio managers’ economic balance sheet calculation. Sector overweights and underweights are a function of the relative attractiveness of securities within the Portfolio’s investable universe. The Portfolio’s managers invest in stocks that they believe have attractive reward to risk opportunities and may actively adjust the Portfolio to reflect new developments. In general, the Portfolio’s managers seek exposure to securities and sectors that are perceived to be attractive from a valuation and fundamental standpoint. The Portfolio’s sector weightings and risk characteristics are a result of bottom-up fundamental analysis and may vary from those of the Russell 2000 Index, the Portfolio’s benchmark, at any given time. The Russell 2000 Index is an unmanaged index that measures the performance of the small capitalization sector of the U.S. equity market. The Portfolio may invest in exchange traded funds (ETFs) and similarly structured pooled investments in order to provide exposure to certain equity markets. The Portfolio typically sells a stock when it approaches intrinsic value, a significant deterioration of fundamental expectations develops, the revaluation catalyst becomes impaired or a better risk/reward is presented in the marketplace.

Effective April 29, 2005, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

DWS Variable Series I—advised by Deutsche Investment Management Americas, Inc. of New York, New York.

DWS Capital Growth VIP–Class A Shares seeks to provide long-term growth of capital. The Portfolio normally invests at least 65% of total assets in equities, mainly common stocks of U.S. companies. The Portfolio generally focuses on established companies that are similar in size to the companies in the “S&P 500® Index” (generally 500 of the largest companies in the U.S.) or the Russell 1000® Growth Index (generally those stocks among the 1,000 largest U.S. companies that have above-average price-to-earnings ratios).

DWS Variable Series II—advised by Deutsche Investment Management Americas, Inc. of New York, New York.

DWS Blue Chip VIP–Class A Shares seeks growth of capital and income. Under normal circumstances, the Portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of large U.S. companies that are similar in size to the companies in the S&P 500 Index and that Portfolio management considers to be “blue chip” companies. Blue chip companies are large, well-known companies that typically have an established earnings and dividends history, easy access to credit, solid positions in their industries and strong management. Sub-advised by QS Investors, LLC.

DWS Dreman Small Mid Cap Value VIP–Class A Shares (formerly DWS Dreman Small Cap Value VIP) seeks long-term capital appreciation. Under normal circumstances, the Portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in undervalued common stocks of small and mid-size U.S. companies. Sub-advised by Dreman Value Management L.L.C.

DWS Large Cap Value VIP–Class A Shares seeks to achieve a high rate of total return. Under normal circumstances, the Portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities of large U.S. companies that are similar in size to the companies in the Russell 1000® Value Index and that Portfolio management believes are undervalued. Sub-advised by Deutsche Asset Management International GmbH.

DWS Small Mid Cap Growth VIP–Class A Shares (formerly DWS Small Cap Growth VIP) seeks long-term capital appreciation. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for

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investment purposes, in common stocks and other equity securities of small and mid-sized companies.

Effective May 1, 2006, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

DWS Investments VIT Funds—advised by Deutsche Investment Management, Inc. of New York, New York.

DWS Small Cap Index VIP–Class A Shares seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stock of small U.S. companies. Under normal circumstances, the Portfolio invests at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the Russell 2000® Index and in derivative instruments, such as stock index futures contracts and options that provide exposure to the stocks of companies in the Russell 2000 Index. Sub-advised by Northern Trust Investments, Inc.

Federated Insurance Series—advised by Federated Investment Management Company of Pittsburgh, Pennsylvania.

Federated Fund for U.S. Government Securities II seeks to provide current income. The fund seeks to provide current income. Under normal market conditions, the fund invests primarily in mortgage-backed securities (MBS) of investment-grade quality and seeks to provide returns consistent with investments in the market for U.S. home mortgages. The fund will invest in MBS that are issued or guaranteed by U.S. government agencies or U.S. government-sponsored enterprises (GSEs). The fund may invest in non-agency MBS, which are those not issued or guaranteed by GSEs. The fund also may invest in U.S. government securities and certain derivative instruments.

Franklin Templeton Variable Insurance Products Trust

Franklin Small Cap Value Securities Fund–Class 2 Shares seeks long-term total return. The Portfolio normally invests at least 80% of its net assets in investments of small capitalization companies. Advised by Franklin Advisory Services, LLC, Fort Lee, New Jersey.

Templeton Foreign Securities Fund–Class 2 Shares seeks long-term capital growth. The Portfolio normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets. Advised by Templeton Investment Counsel, LLC, Fort Lauderdale, Florida.

Invesco Variable Insurance Funds—advised by Invesco Advisers, Inc., Houston, Texas, and sub-advised by advisory entities affiliated with Invesco Advisors, Inc.

Invesco V.I. High Yield Fund–Series I Shares (formerly AIM V.I. High Yield Fund) seeks current income and, secondarily, capital appreciation. The fund invests under normal circumstances at least 80% of net assets (plus borrowings for investment purposes) in debt securities that are determined to be below investment grade quality. The fund considers debt securities to be below investment grade quality if there are rated BB/Ba or lower by Standard & Poor’s Ratings Services, Moody’s Investors Service, Inc., or any other nationally recognized statistical rating organization (NRSRO), or are determined by the portfolio managers to be of comparable quality to such rated securities. These types of securities are commonly known as ‘‘junk bonds.’’ The fund will principally invest in junk bonds rated B or above by an NRSRO or deemed to be of comparable quality by the portfolio managers. The fund may invest up to 25% of its total assets in foreign securities. The fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The fund may invest up to 15% of its total assets in securities of companies located in developing markets.

Effective April 29, 2005, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Invesco V.I. International Growth Fund–Series I Shares (formerly AIM V.I. International Growth Fund) seeks long-term growth of capital. The Portfolio invests primarily in a diversified portfolio of international securities whose issuers are considered by the portfolio managers to have strong earnings growth. The Portfolios invests primarily in equity securities. The Portfolio focuses its investments in equity securities of foreign issuers that are listed on a recognized foreign or U.S. securities exchange or traded in a foreign or U.S. over-the-counter market. The Portfolio invests, under normal circumstances, in issuers located in at least three countries outside of the U.S., emphasizing investment in issuers in the developed countries of

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Western Europe and the Pacific Basin. As of December 31, 2010, the principal countries in which the Portfolio invests were United Kingdom, Japan, Switzerland, Australia and the United States. The Portfolio may also invest up to 20% of its total assets in issuers located in developing countries, i.e., those that are identified as in the initial stages of their industrial cycles.

Invesco V.I. Technology Fund–Series I Shares (formerly AIM V.I. Technology Fund) seeks long-term growth of capital. The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, in equity securities of issuers engaged primarily in technology-related industries. The fund invests primarily in equity securities. In complying with the 80% investment requirement, the fund may include synthetic instruments that have economic characteristics similar to the fund’s direct investments that are counted toward the 80% investment requirement. The fund considers an issuer to be doing business in technology related industries if it meets at least one of the following tests: (1) at least 50% of its gross income or its net sales come from activities in technology-related industries; (2) at least 50% of its assets are devoted to producing revenues in technology-related industries; or (3) based on other available information, the portfolio managers determine that its primary business is within technology-related industries. The principal type of equity securities purchased by the fund is equity securities. Issuers in technology-related industries include, but are not limited to, those involved in the design, manufacture, distribution, licensing, or provision of various applied technologies, hardware, software, semiconductors, telecommunications equipment and services, medical technology, biotechnology, as well as service-related companies in information technology. The fund may invest up to 50% of its total assets in foreign securities of issuers doing business in technology-related industries.

Effective May 1, 2006, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Invesco V.I. Mid Cap Core Equity Fund–Series I Shares (formerly AIM V.I. Mid Cap Core Equity Fund) seeks long-term growth of capital. The fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in equity securities of mid-capitalization companies. In complying with the 80% investment requirement, the fund may include synthetic instruments that have economic characteristics similar to the fund’s direct investments that are counted toward the 80% investment requirement. The portfolio management team seeks to construct a portfolio of issuers that have high or improving return on invested capital (ROIC), quality management, a strong competitive position and which are trading at compelling valuations. The fund considers a company to be a mid-capitalization company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of January 31, 2011, the capitalization of companies in the Russell Midcap Index range from $228 million to $21.2 billion. The Russell Midcap Index measures the performance of the 800 companies with the lowest market capitalization in the Russell 1000 Index. The Russell 1000 Index is a widely recognized, unmanaged index of common stocks of the 1000 largest companies in the Russell 3000 Index, which measures the performance of the 3000 largest U.S. companies based on total market capitalization. The companies in the Russell Midcap Index are considered representative of medium-sized companies. The fund may invest up to 25% of its total assets in foreign securities. In selecting securities for the fund, the portfolio managers conduct fundamental research of issuers to gain a thorough understanding of their business prospects, appreciation potential and return on invested capital (ROIC). The process they use to identify potential investments for the fund includes three phases: financial analysis, business analysis and valuation analysis. Financial analysis evaluates an issuer’s capital allocation, and provides vital insight into historical and potential ROIC which is a key indicator of business quality and caliber of management. Business analysis allows the team to determine an issuer’s competitive positioning by identifying key drivers of the issuer, understanding industry challenges and evaluating the sustainability of competitive advantages. Both the financial and business analyses serve as a basis to construct valuation models that help estimate an issuer’s value. The portfolio managers use three primary valuation techniques: discounted cash flow, traditional valuation multiples and net asset value. At the conclusion of their research process, the portfolio managers will generally invest in an issuer when they have determined it potentially has high or improving ROIC, quality management, a strong competitive position and is trading at an attractive valuation.

Invesco V.I. Small Cap Equity Fund–Series I Shares (formerly AIM V.I. Small Cap Equity Fund) seeks long-term growth of capital. The fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in equity securities of small-capitalization issuers. In complying with the 80% investment requirement, the fund may include synthetic instruments that have economic characteristics similar to the fund’s direct investments that are counted toward the 80% investment requirement.

Invesco Van Kampen V.I. Comstock Fund–Series I Shares (formerly Van Kampen LIT Comstock Portfolio) seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

Invesco Van Kampen V.I. Growth and Income Fund–Series I Shares (formerly Van Kampen LIT Growth and Income Portfolio) seeks long-term growth of capital and income. The Portfolio may invest up to 15% of its assets in equity real estate investment trusts (“REITs”).

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Janus Aspen Series—advised by Janus Capital Management LLC of Denver, Colorado.

Janus Aspen Balanced Portfolio–Institutional Shares seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio pursues its investment objective by normally investing 35-65% of its assets in equity securities and the remaining assets in fixed-income securities and cash equivalents. The Portfolio normally invests at least 25% of its assets in fixed-income senior securities. Fixed-income securities may include corporate debt securities, U.S. Government obligations, mortgage-backed securities and other mortgage-related products, and short term securities.

Effective May 1, 2007, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Janus Aspen Flexible Bond Portfolio–Institutional Shares seeks to obtain maximum total return, consistent with preservation of capital. The Portfolio pursues its investment objective by primarily investing, under normal circumstances, at least 80% of its net assets in bonds. Bonds include, but are not limited to, government bonds, corporate bonds, convertible bonds, mortgage-backed securities, and zero-coupon bonds. The Portfolio will invest at least 65% of its assets in investment grade debt securities and will maintain an average-weighted effective maturity of five to ten years. The Portfolio will limit its investment in high-yield/high-risk bonds, also known as “junk bonds,” to 35% or less of its net assets. This Portfolio generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion.

Effective May 1, 2007, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Janus Aspen Worldwide Portfolio–Institutional Shares (formerly Janus Aspen Worldwide Growth Portfolio). Effective through May 15, 2011, the Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its investment objective by investing primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in issuers from several different countries, including the United States. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets. The Portfolio may also invest in foreign equity and debt securities.

Effective May 16, 2011, the Portfolio seeks long-term growth of capital. The Portfolio pursues its investment objective by investing primarily in equity securities, which include, but are not limited to, common stocks, preferred stocks, and depositary receipts of companies of any size located throughout the world. The Portfolio normally invests in issuers from several different countries, including the United States. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets. The Portfolio may also invest in foreign equity and debt securities.

Effective April 29, 2005, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Janus Aspen Balanced Portfolio–Service Shares seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio pursues its investment objective by normally investing 35-65% of its assets in equity securities and the remaining assets in fixed-income securities and cash equivalents. The Portfolio normally invests at least 25% of its assets in fixed-income senior securities. Fixed-income securities may include corporate debt securities, U.S. Government obligations, mortgage-backed securities and other mortgage-related products, and short term securities.

Janus Aspen Flexible Bond Portfolio–Service Shares seeks to obtain maximum total return, consistent with preservation of capital. The Portfolio pursues its investment objective by primarily investing, under normal circumstances, at least 80% of its net assets in bonds. Bonds include, but are not limited to, government bonds, corporate bonds, convertible bonds, mortgage-backed securities, and zero-coupon bonds. The Portfolio will invest at least 65% of its assets in investment grade debt securities and will maintain an average-weighted effective maturity of five to ten years. The Portfolio will limit its investment in high-yield/high-risk bonds, also known as “junk bonds,” to 35% or less of its net assets. This Portfolio generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion.

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J.P. Morgan Series Trust II—advised by J.P. Morgan Investment Management Inc. of New York, New York.

JPMorgan Insurance Trust Small Cap Core Portfolio (formerly the JP Morgan Small Company Portfolio) seeks capital growth over the long term. Under normal circumstances, the Portfolio invests at least 80% of its Assets in equity securities of small cap companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Small cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000® Index at the time of purchase.

Effective May 1, 2006, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Lazard Retirement Series – advised by Lazard Asset Management, LLC of New York, New York.

Lazard Retirement Emerging Markets Equity Series Portfolio-Service Shares seeks long term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of non-U.S. companies whose principal activities are located in emerging market countries and that the investment manager believes are undervalued based on their earnings, cash flow or asset values. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries.

Lincoln Variable Insurance Products Trust—advised by Lincoln Investment Advisors Corporation of Fort Wayne, Indiana, and sub-advised by BAMCO, Inc. of New York, New York.

LVIP Baron Growth Opportunities Fund–Service Class Shares (formerly Baron Capital Asset Fund) seeks capital appreciation through long-term investments in securities of small and mid-sized companies with undervalued assets or favorable growth prospects.

MFS® Variable Insurance Trust—advised by Massachusetts Financial Services Company of Boston, Massachusetts.

MFS® Utilities Series–Service Class Shares seeks total return. The Portfolio’s objective may be changed without shareholder approval. MFS normally invests at least 80% of the Portfolio’s net assets in securities of issuers in the utilities industry. MFS considers a company to be in the utilities industry if, at the time of investment, MFS determines that a substantial portion (i.e., at least 50%) of the company’s assets or revenues are derived from one or more utilities. Issuers in the utilities industry include issuers engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services; and issuers engaged in telecommunications, including telephone, cellular telephone, satellite, microwave, cable television, and other communications media (but not engaged in public broadcasting). MFS primarily invests the Portfolio’s assets in equity securities, but may also invest in debt instruments. MFS primarily invests the Portfolio’s investments in debt instruments in investment grade debt instruments, but may also invest in lower quality debt instruments. MFS may invest the Portfolio’s assets in companies of any size. MFS may invest the Portfolio’s assets in U.S. and foreign securities, including emerging market securities. While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivative primarily to increase or decrease currency exposure. MFS uses a bottom-up investment approach in buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of individual issuers and/or instruments in light of the issuer’s current financial condition and market, economic, political, and regulatory conditions. Factors considered for equity securities may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Factors considered for debt instruments may include the instrument’s credit quality, collateral characteristics and indenture provisions and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative models that systematically evaluate the valuation, price and earnings momentum, earnings quality, and other factors of the issuer of an equity security or the structure of a debt instrument may also be considered.

MFS® Variable Insurance Trust II—advised by Massachusetts Financial Services Company of Boston, Massachusetts.

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MFS® International Value Portfolio–Service Class Shares seeks capital appreciation. MFS normally invests the Portfolio’s assets primarily in foreign equity securities, including emerging market equity securities. MFS may invest in a relatively large percentage of the Portfolio’s assets in issuers a single country, a small number of countries, or a particular geographic region. MFS focuses on investing the Portfolio’s assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. MFS may invest the Portfolio’s assets in companies of any size. MFS uses a bottom-up investment approach to buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their current financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors may also be considered.

Nationwide Variable Insurance Trust—advised by Nationwide Fund Advisors of King of Prussia, Pennsylvania, and sub-advised by BlackRock Investment Management, LLC of Plainsboro, New Jersey.

NVIT Mid Cap Index Fund–Class II Shares (formerly GVIT Mid Cap Index Fund) seeks capital appreciation. Under normal conditions, the Portfolio invests at least 80% of its net assets in equity securities of companies included in, or other instruments that are correlated with, the S&P 400 Index, such as derivates linked to that index.

Neuberger Berman Advisers Management Trust—advised by Neuberger Berman Management LLC of New York, New York.

Neuberger Berman AMT Regency Portfolio–Class S Shares seeks growth of capital. To pursue this goal, the Portfolio invests mainly in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap® Index. The Portfolio seeks to reduce risk by diversifying among many companies, industries and sectors.

Effective May 1, 2009, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Oppenheimer Variable Account Funds—advised by OppenheimerFunds, Inc. of New York, New York.

Oppenheimer Global Securities Fund/VA–Non-Service Shares seeks long term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, “growth-type” companies, cyclical industries and special situations that are considered to have appreciation possibilities. Under normal market conditions, the Portfolio invests mainly in common stocks of U.S. and foreign companies. The Portfolio can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. However, the Portfolio currently emphasizes investments in developed markets such as the United States, Western Europe countries and Japan. The Portfolio does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid- and large-cap companies. The Portfolio is not required to allocate its investments in any set percentages in any particular countries. As a fundamental policy, the Portfolio normally will invest in at least three countries (one of which may be the United States). Typically, the Portfolio invests in a number of different countries.

Oppenheimer International Growth Fund/VA–Non-Service Shares seeks long-term capital appreciation by investing under normal circumstances, at least 65% of its total assets in equity securities of issuers that are domiciled or have their primary operations in at least three different countries outside of the United States and may invest 100% of its assets in foreign companies. The Portfolio mainly invests in “growth companies,” which are companies whose earnings and stock prices are expected to increase at a faster rate than the overall market. The Portfolio may invest up to 25% of its total assets in emerging markets. The Portfolio considers an issuer to be located in an emerging market if it is domiciled or has its primary operations in emerging markets (directly or indirectly). From time to time, the Portfolio may place greater emphasis on investing in one or more particular industries, countries, or regions, such as Asia, Europe or Latin America. The Portfolio’s manager looks primarily for high growth potential using a “bottom up” investment approach on a company-by-company basis. That approach looks at the investment performance of individual stocks before considering the impact of general or industry-specific economic trends. It includes fundamental analysis of a company’s financial statements and management structure and consideration of the company’s operations and product development, as well as its position in its industry. The Portfolio’s

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manager currently focuses on the following factors: companies that enjoy a strong competitive position and high demand for their products or services; companies with accelerating earnings growth and cash flow; and diversity among countries, companies and industries to seek to reduce the risks of foreign investing, such as currency fluctuations and market volatility. The consideration of those factors may vary in particular cases and may change over time. The Portfolio’s manager also considers the effects of worldwide trends on the growth of particular business sectors and looks for companies that may benefit from those trends. The trends currently considered include: mass affluence, new technologies, restructuring and aging. The Portfolio’s manager does not invest any fixed amount of the Portfolio’s assets according to these criteria, which may change over time. The Portfolio’s manager monitors individual issuers for changes in these factors, which may trigger a decision to sell a security. The Portfolio does not limit its investment to issuers within a specific market capitalization range and at times may invest in both smaller, less well-known companies and larger, more established companies that the Portfolio’s manager believes have favorable prospects for capital growth relative to the market. The Portfolio may invest a substantial portion of its assets in stocks of small to mid-sized companies. The price of those stocks may be more volatile than the price of stocks issued by larger companies. The Portfolio primarily invests in common stock but may also buy preferred stocks, securities convertible into common stocks and other securities having equity features. The Portfolio typically does not invest in debt securities to a significant degree but can invest up to 20% of its total assets in debt securities when the Portfolio’s manager believes that it is appropriate to do so in order to seek the Portfolio’s objective. The Portfolio can invest up to 15% of its total assets in debt securities that are below investment grade, commonly referred to as “junk bonds.” The Portfolio can also use derivative instruments, such as options, futures, forwards and swaps, to seek higher investment returns or to try to manage investment risks.

PIMCO Variable Insurance Trust—advised by Pacific Investment Management Company, LLC of Newport Beach, California.

PIMCO VIT High Yield Portfolio–Administrative Class Shares seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”), which may be represented by forwards or derivatives such as options, futures or swap agreements, rated below investment grade by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by Pacific Investment Management Company LLC (“PIMCO”) to be of comparable quality. The Portfolio may invest up to 20% of its total assets in securities rated Caa or below by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The remainder of the Portfolio’s assets may be invested in investment grade Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the duration of the BofA Merrill Lynch U.S. High Yield BB-B Rated Constrained Index, which as of March 31, 2010 was 4.50 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The Portfolio may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Portfolio may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

PIMCO VIT Low Duration Portfolio–Administrative Class Shares (formerly PIMCO VIT Low Duration Bond Portfolio) seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of this Portfolio normally varies from one to three years based on PIMCO’s forecast for interest rates. The Portfolio invests primarily in investment grade debt securities, but

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may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Portfolio may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.

PIMCO VIT Total Return Portfolio–Administrative Class Shares seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of this fund normally varies within two years (plus or minus) of the duration of the Barclays Capital U.S. Aggregate Index, which as of June 30, 2010 was 4.30 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investor’s Services, Inc., or equivalently rated by S&P or Fitch or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Portfolio may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Portfolio may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Portfolio’s prospectus or Statement of Additional Information. The Portfolio may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Portfolio may invest up to 10% of its total assets in preferred stock, convertible securities and other equity related securities.

Pioneer Variable Contracts Trust—advised by Pioneer Investment Management, Inc. of Boston, Massachusetts.

Pioneer Emerging Markets VCT Portfolio–Class II Shares seeks long term growth of capital. The Portfolio invests primarily in securities of emerging market issuers. Although the Portfolio invests in both equity and debt securities, it normally emphasizes equity securities in its portfolio. Normally, the Portfolio invests at least 80% of its total assets in the securities of emerging market corporate and government issuers. The Portfolio considers emerging market issuers to include: issuers organized under the laws of an emerging market country, issuers with a principal office in an emerging market country, issuers that derive at least 50% of their gross revenues or profits from goods or services produced in emerging markets or sales made in emerging markets, and emerging market government issuers.

Effective April 27, 2010, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (Including Automatic Custom Transfers).

Pioneer Fund VCT Portfolio–Class I Shares seeks reasonable income and capital growth. The Portfolio invests in a broad group of carefully selected securities that the Portfolio’s adviser believes are reasonably priced, rather than securities whose prices reflect a premium resulting from their current market popularity. The Portfolio invests predominately in equity securities.

Pioneer Growth Opportunities VCT Portfolio–Class I Shares seeks growth of capital. The Portfolio invests primarily in equity securities of companies that the Portfolio’s investment adviser considers to be reasonably priced or undervalued, with above average growth potential.

Pioneer Mid Cap Value VCT Portfolio–Class II Shares seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks. Normally, the Portfolio invests at least 80% of its total assets in equity

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securities of mid-size companies.

The Prudential Series Fund—managed by Prudential Investments LLC of Newark, New Jersey.

The Prudential Series Fund Equity Portfolio–Class II Shares seeks long term growth of capital by investing in common stock of major established companies (companies within the market capitalization range of the Russell 1000® Index) as well as smaller companies. Sub-advised by Jennison Associates, LLC of New York, NY.

The Prudential Series Fund Natural Resources Portfolio–Class II Shares seeks long-term growth of capital by investing in common stocks and convertible securities of natural resource companies and in securities that are related to the market value of some natural resource.

Putnam Variable Trust—advised by Putnam Investments, LLC of Boston, Massachusetts.

Putnam VT American Government Income Fund–Class IB Shares seeks high current income with preservation of capital as its secondary objective. The fund invests mainly in bonds that are securitized debt instruments (such as mortgage backed investments) that are obligations of the U.S. government, its agencies and instrumentalities and accordingly are backed by the full faith and credit of the United States (e.g. U.S. Treasury bonds and Ginnie Mae mortgage-backed bonds) or by only the credit of a federal agency or government-sponsored entity (e.g. Fannie Mae and Freddie Mac mortgage-backed bonds); and have intermediate- to long-term maturities (three years or longer). Under normal circumstances, the fund invests at least 80% of the fund’s net assets in U.S. government securities.

Putnam VT Equity Income Fund–Class IB Shares seeks capital growth and current income. The fund invests mainly in common stocks of U.S. companies, with a focus on value stocks that offer the potential for current growth, current income, or both. Under normal circumstances, the fund invests at least 80% of the fund’s net assets in common stocks and other equity investments that offer the potential for current income.

Putnam VT Global Health Care Fund–Class IB Shares seeks capital appreciation. The fund invests mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide that the fund believes have favorable investment potential. The fund considers, among other factors, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. The fund also uses derivatives, such as futures, options, warrants, and swap contracts, for both hedging and non-hedging purposes and the fund may engage in short sales of securities.

Royce Capital Fund—advised by Royce & Associates, LLC of New York, New York.

Royce Capital Fund – Small-Cap Portfolio–Service Class Shares seeks long-term growth of capital. The Portfolio’s investment adviser invests the Portfolio’s assets primarily in equity securities of small-cap companies, those with market capitalizations from $500 million to $2.5 billion. The Portfolio manager generally looks for companies that have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage, and that are trading significantly below its estimate of their current worth. Normally, the Portfolio invests at least 80% of its net assets in the equity securities of small-cap companies. Although the Portfolio normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities.

Schwab Annuity Portfolios—advised by Charles Schwab Investment Management, Inc. of San Francisco, California.

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Schwab MarketTrack Growth Portfolio II™ seeks high capital growth with less volatility than an all stock portfolio.

Schwab Money Market Portfolio™ seeks the highest current income consistent with stability of capital and liquidity. This Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Schwab S&P 500 Index Portfolio seeks to track the total return of the S&P 500® Index.

Sentinel Variable Products Trust—advised by Sentinel Asset Management, Inc. of Montpelier, Vermont.

Sentinel Variable Products Small Company Fund seeks growth of capital. The Small Company Fund normally invests at least 80% of its net assets in small-capitalization companies. This principal investment strategy is a non-fundamental policy that may not be changed without 60 days’ prior notice to the Portfolio’s shareholders. For this purpose, small companies are considered to be companies that have, at the time of purchase, market capitalizations of less than $3 billion. The Portfolio invests primarily in common stocks of small companies that Sentinel believes are high quality, have superior business models, solid management teams, sustainable growth potential and are attractively valued. The weighted median market capitalization of the Portfolio’s holdings as of March 31, 2010 was $2.0 billion. Market capitalization is the total value of all the outstanding shares of common stock of a company.

Sentinel Variable Products Common Stock Fund seeks a combination of growth of capital, current income, growth of income and relatively low risk as compared with the stock market as a whole. The Portfolio normally invests at least 80% of its net assets in common stocks. This principal investment strategy is a non-fundamental policy that may not be changed without 60 days’ prior written notice to the Portfolio’s shareholders. The Portfolio invests mainly in a diverse group of common stocks of well-established companies, typically above $5 billion in market capitalization, most of which pay regular dividends. When appropriate, the Portfolio also may invest in preferred stocks or debentures convertible into common stocks. Up to 25% of the Portfolio’s assets may be invested in securities within a single industry. The Portfolio may invest without limitation in foreign securities, although only where the securities are trading in the U.S. or Canada and only where trading is denominated in U.S. or Canadian dollars.

Sentinel Variable Products Bond Fund seeks high current income while seeking to control risk. The Portfolio invests mainly in investment grade bonds. The Portfolio will invest exclusively in fixed-income securities, and to a limited extent in related derivatives. At least 80% of the Portfolio’s assets will normally be invested in the following types of bonds: (1) Corporate bonds which at the time of purchase are rated within the four highest rating categories of Moody’s, Standard & Poor’s or any other nationally recognized statistical rating organization; (2) Debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including mortgage-backed securities and dollar roll transactions; (3) Debt securities (payable in U.S. dollars) issued or guaranteed by Canadian governmental entities; and (4) Debt obligations of domestic banks or bank holding companies, even though not rated by Moody’s or Standard & Poor’s, that Sentinel believes have investment qualities comparable to investment-grade corporate securities. The Portfolio’s policy of investing, under normal circumstances, at least 80% of its assets in bonds is a nonfundamental policy that may not be changed without 60 days’ prior notice to the Portfolio’s shareholders. The Portfolio may also invest in other fixed income securities, such as straight or convertible debt securities and straight or convertible preferred stocks. The Portfolio will invest no more than 20% of its total assets in lower quality bonds, sometimes called “junk bonds.” These bonds, because of the greater possibility that the issuers will default, are not investment grade - that is, they are rated below BBB by Standard & Poor’s or below Baa by Moody’s, or are unrated but considered by Sentinel to be of comparable credit quality. Up to 25% of the Portfolio’s assets may be invested in securities within a single industry. The Portfolio utilizes an active trading approach, which may result in portfolio turnover greater than 100%.

Third Avenue Variable Series Trust–advised by Third Avenue Management LLC, of New York, New York.

Third Avenue Value Portfolio–Variable Series Trust Shares - seeks long-term capital appreciation mainly by acquiring common stocks of well-financed companies (meaning companies with high quality assets and a relative absence of liabilities) at a discount to what the adviser believes is their intrinsic value (meaning the value of the company’s net assets or the adviser’s estimate of what the issuer would be worth as a takeover or merger candidate). The Portfolio also seeks to acquire senior securities, and debt instruments (including high-yield and “junk” bonds and distressed securities that may be in default and may have any or no credit rating from a credit rating agency) where the adviser determines that these securities can be

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purchased at less than the value of the assets securing the debt or the amount that would be realized in a restricting. The adviser searches for companies that meet these criteria all over the world and makes investment decisions based primarily on the attributes of each individual company and security rather than any estimates of macro-economic or sector performance. Accordingly, the Portfolio may invest in foreign securities, some of which may be denominated in or tied to currencies of the countries in which they are primarily traded. The Portfolio may invest in companies of any market capitalization, including companies that are considered ranging from small-cap to large-cap by relevant rating and tracking agencies such as S&P. When the Portfolio acquires debt securities, it primarily does so where the adviser believes that those securities will be worth significantly more when they are eventually sold, redeemed, mature or are converted into another form through a company restructuring. These securities may be defaulted or may be paying a current yield, but the Portfolio does not generally seek interest income as a primary strategy. The adviser, on behalf of the Portfolio, may also participate on committees formed by the creditors to negotiate with debtors with respect to restructuring issues. The Portfolio is non-diversified. This means that the Portfolio may have investments in fewer issuers than a diversified portfolio of comparable size.

Effective May 1, 2009, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Touchstone Variable Series Trust—advised by Touchstone Advisors, Inc. of Cincinnati, Ohio.

Touchstone Mid Cap Growth Fund – Class I Shares seeks to increase the value of portfolio shares as a primary goal and to earn income as a secondary goal. Under normal circumstances, the fund will invest at least 80% of its assets in common stocks of mid cap U.S. companies. This is a non-fundamental investment policy that can be changed by the fund upon 60 days’ prior notice to shareholders. A mid cap company has a market capitalization between $1.5 billion and $12 billion or within the range of market capitalizations represented in the Russell Midcap Index (between $1.3 billion and $14 billion at the time of its most recent reconstitution on May 31, 2010) at the time of purchase. The fund may also invest in companies in the technology sector.

Van Eck VIP Trust—advised by Van Eck Associates Corporation of New York New York.

Van Eck VIP Global Bond Fund–Initial Class Shares (formerly Insurance Trust Worldwide Bond Fund) seeks high total return—income plus capital appreciation—by investing globally, primarily in a variety of debt securities.

Van Eck VIP Global Hard Assets Fund–Class S Shares (formerly Van Eck Insurance Trust Worldwide Hard Assets Fund) seeks long-term capital appreciation by investing primarily in “hard asset” securities. Income is a secondary consideration. Under normal conditions, the Fund will invest at least 80% of its assets (including net assets plus any amount of borrowing for investment purposes) in securities of “hard asset” companies and instruments that derive their value from “hard assets”. “Hard assets” consist of precious metals, natural resources, real estate and commodities. A company will be considered to be a hard asset company if it, directly or indirectly, derives at least 50% of its revenues from exploration, development, production, distribution or facilitation of processes relating to hard assets. The Fund will invest in securities of companies located throughout the world (including the U.S.). The Funds investments include common stocks, preferred stocks (either convertible or non-convertible), rights, warrants, direct equity interests in trust, partnerships, convertible debt instruments, and special classes of shares available only to foreigners in markets that restrict ownership of certain shares or classes to their own nationals or residents. The Fund may also invest in derivative instruments whose value is linked to the price of hard assets, including commodities or commodity indices, to gain or hedge exposure to hard assets and hard asset securities.

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Wells Fargo Advantage Funds—advised by Wells Fargo Funds Management, LLC, a subsidiary of Wells Fargo & Company headquartered in San Francisco, California.

Wells Fargo Advantage VT Discovery Fund–Class 2 Shares (formerly Wells Fargo Advantage VT Discovery Fund–Class VT Shares) seeks long-term capital appreciation. Under normal circumstances, the fund invests at least 80% of the fund’s total assets in equity securities of small- and medium-capitalization companies and up to 25% of the fund’s total assets in equity securities of foreign issuers through ADRs and similar investments. The fund invests in equity securities of small- and medium-capitalization companies that the fund believes offer favorable opportunities for growth. The fund defines small- and medium capitalization companies as those with market capitalizations at the time of purchase equal to or lower than the company with the largest market capitalization in the Russell Midcap® Index. The fund may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore, the fund may use futures, options, repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

Wells Fargo Advantage VT Opportunity Fund–Class 2 Shares (formerly Wells Fargo Advantage VT Opportunity Fund–Class VT Shares) seeks long-term capital appreciation. Under normal circumstances, the fund invests at least 80% of the fund’s total assets in equity securities and up to 25% of the fund’s total assets in equity securities of foreign issuers, including ADRs and similar investments. The fund invests principally in equity securities of medium-capitalization companies, which the fund defines as those within the range of market capitalizations of companies in the Russell Midcap® Index. Furthermore, the fund may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return. The fund reserves the right to hedge the fund’s foreign currency exposure to purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, the fund will not engage in extensive foreign currency hedging.

Meeting Investment Objectives

Meeting investment objectives depends on various factors, including, but not limited to, how well the Portfolio managers anticipate changing economic and market conditions. There is no guarantee that any of these Portfolios will achieve their stated objectives.

Where to Find More Information About the Portfolios

Additional information about the investment objectives and policies of all the Portfolios and the investment advisory and administrative services and charges can be found in the current Portfolio Prospectuses, which can be obtained from the Annuity Service Center. You may also visit www.schwab.com/annuity.

The Portfolio Prospectuses should be read carefully before any decision is made concerning the allocation of Contributions to, or Transfers among, the Sub-Accounts.

Addition, Deletion or Substitution

Great-West does not control the Portfolios and cannot guarantee that any of the Portfolios will always be available for allocation of Contributions or Transfers. We retain the right to make changes in the Series Account and in its investments. Currently, Schwab must approve certain changes.

Great-West and Schwab reserve the right to discontinue the offering of any Portfolio. If a Portfolio is discontinued, we may substitute shares of another Portfolio or shares of another investment company for the discontinued Portfolio’s shares. Any share substitution will comply with the requirements of the 1940 Act.

If you are contributing to a Sub-Account corresponding to a Portfolio that is being discontinued, you will be given notice prior to the Portfolio’s elimination.

Based on marketing, tax, investment and other conditions, we may establish new Sub-Accounts and make them available to Owners at our discretion. Each additional Sub-Account will purchase shares in a Portfolio or in another mutual fund or investment vehicle.

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If, in our sole discretion, marketing, tax, investment or other conditions warrant, we may also eliminate one or more Sub-Accounts. Before a Sub-Account is eliminated, we will notify you and request that you reallocate the amounts invested in the Sub-Account to be eliminated.

Application and Initial Contributions

The first step to purchasing the Schwab OneSource Annuity® is to complete your Contract application and submit it with your initial minimum Contribution of $5,000. Initial Contributions can be made by check (payable to GWL&A) or transferred from a Schwab brokerage account. You also may purchase the Contract through a 1035 Exchange provided that the contract you are exchanging for the Schwab OneSource Annuity® has a cash value of at least $5,000.

The Contract application and any initial contributions made by check should be sent to Schwab Insurance Services, P.O. Box 7666, San Francisco, CA 94120-7666.

If your application is complete, your Contract will be issued and your Contribution will be credited within two business days after receipt by Great-West. Acceptance is subject to sufficient information in a form acceptable to us. We reserve the right to reject any application or Contribution.

If your application is incomplete, it will be completed from information Schwab has on file or you will be contacted by telephone or email to obtain the required information. If the information necessary to complete your application is not received within five business days, we will return to you both your check and the application. If you provide consent we will retain the initial Contribution and credit it as soon as we have completed your application.

Right of Cancellation Period

During the Right of Cancellation period (ten-days or longer where required by state law), you may cancel your Contract. If you exercise your Right of Cancellation, you must return the Contract to Great-West or to the representative from whom you purchased it.

Generally, Contributions will be allocated to the Sub-Accounts you selected on the application, effective upon the Effective Date. During the Right of Cancellation period, you may change your Sub-Account allocations as well as your allocation percentages.

Contracts returned during the Right of Cancellation period will be void from the date we issued the Contract. In the majority of states, we will refund your current Annuity Account Value. This amount may be higher or lower than your Contributions, which means you bear the investment risk during the Right of Cancellation period.

Certain states require that we return the greater of your Annuity Account Value (less any surrenders, withdrawals, and distributions already received) or the amount of Contributions received. In those states, all Contributions will be processed as follows:

•	Amounts you specify to be allocated to one or more of the Sub-Accounts will first be allocated to the Schwab Money Market Sub-Account.

•	After the end of the Right of Cancellation period, the Annuity Account Value held in the Schwab Money Market Sub-Account will be allocated to the Sub-Accounts you selected on the application.

Amounts contributed from a 1035 exchange of the Schwab Select Annuity Contract will be immediately allocated to the Sub-Accounts you have selected. If the Contract is returned, it will be void from the start. In many states, we will refund the Annuity Account Value (less any surrenders, withdrawals, and distributions already received) effective as of the Transaction Date the Contract is returned and received by us. This amount may be an amount that is higher or lower than your Contribution from the Schwab Select Annuity Contract, which means that you bear the investment risk during the Right of Cancellation period. Certain states will require that we return the greater of: (a) Contributions received, or (b) the Annuity Account Value (less any surrenders, withdrawals, and distributions already received) effective as of the Transaction Date the Contract is returned and received by us.

Subsequent Contributions

Once your application is complete and we have received your initial Contribution, you can make subsequent Contributions at any time prior to the Payout Commencement Date, as long as the Annuitant is living. Additional Contributions must be at least $500; or $100 if made via an Automatic Bank Draft Plan. Total Contributions may exceed $1,000,000 only with our prior approval.

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Subsequent Contributions can be made by check or via an Automatic Bank Draft Plan directly from your bank or savings account. You can designate the date you would wish your subsequent Contributions deducted from your account each month. If you make subsequent Contributions by check, your check should be payable to GWL&A.

You will receive a confirmation of each Contribution you make upon its acceptance. Subsequent Contributions are credited the day they are received in the Annuity Service Center Department at GWL&A if they are received on a day the New York Stock Exchange is open and received prior to 4 p.m. ET. Subsequent Contributions received on days the New York Stock Exchange is closed or received after 4 p.m. ET on a day the New York Stock Exchange is open, will be credited the next business day.

If you cancel a purchase payment or if your check is returned due to insufficient funds, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the cancelled purchase. We reserve the right to refrain from allocating Contributions to your selected Sub-Accounts until we are notified by your bank that your check has cleared.

Great-West reserves the right to modify the limitations set forth in this section.

Annuity Account Value

Before the date annuity payouts begin, the value of your Contract is the Annuity Account Value, which, before your Annuity Commencement Date, is the total dollar amount of all accumulation units credited to you for each Sub-Account. Initially, the value of each accumulation unit was set at $10.00.

Each Sub-Account’s value prior to the Payout Commencement Date is equal to:

•	net Contributions allocated to the corresponding Sub-Account,
•	plus or minus any increase or decrease in the value of the assets of the Sub-Account due to investment results,
•	minus the daily mortality and expense risk charge, and
•	minus any withdrawals or Transfers from the Sub-Account.

The value of a Sub-Account’s assets is determined at the end of each day that the New York Stock Exchange is open for regular business (a valuation date). A valuation period is the period between successive valuation dates. It begins at the close of the New York Stock Exchange (generally 4:00 p.m. ET) on each valuation date and ends at the close of the New York Stock Exchange on the next succeeding valuation date.

The Annuity Account Value is expected to change from valuation period to valuation period, reflecting the investment experience of the selected Sub-Account(s), as well as the deductions for applicable charges.

Upon allocating Contributions to a Sub-Account you will be credited with variable accumulation units in that Sub-Account. The number of accumulation units you will be credited is determined by dividing the portion of each Contribution allocated to the Sub-Account by the value of an accumulation unit. The value of the accumulation unit is determined and credited at the end of the valuation period during which the Contribution was received.

Each Sub-Account’s accumulation unit value is established at the end of each valuation period. It is calculated by multiplying the value of that unit at the end of the prior valuation period by the Sub-Account’s Net Investment Factor for the valuation period. The formula used to calculate the Net Investment Factor is discussed in Appendix B.

Unlike a brokerage account, amounts held under a Contract are not covered by the Securities Investor Protection Corporation (“SIPC”).

Transfers

At any time while your Contract is in force, you may Transfer all or part of your Annuity Account Value among and between the Sub-Accounts by telephone, in writing by sending a Request to the Annuity Service Center or through the Internet at www.schwab.com/annuity where you will be redirected to a Great-West website where you may make the Transfer. Incoming Transfers to closed Sub-Accounts are not permitted.

Your Request must specify:

•	the amounts being Transferred,
•	the Sub-Account(s) from which the Transfer is to be made, and
•	the Sub-Account(s) that will receive the Transfer.

Currently, there is no limit on the number of Transfers you can make among the Sub-Accounts during any calendar year. However, we reserve the right to limit the number of Transfers you make. Also, there is currently no charge for Transfers. We

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reserve the right to impose such a charge in the future. If we choose to exercise these rights, we will notify you by sending you a supplement to this prospectus, in accordance with all applicable regulations.

A Transfer generally will be effective on the date the Request for Transfer is received by Schwab Insurance Services if received before 4:00 p.m. ET. Any Transfer request received after 4:00 p.m. ET becomes effective on the following business day we and the New York Stock Exchange are open for business. Under current tax law, there will not be any tax liability to you if you make a Transfer.

Transfers involving the Sub-Accounts will result in the purchase and/or cancellation of accumulation units having a total value equal to the dollar amount being transferred. The purchase and/or cancellation of such units is made using the value of the Sub-Accounts as of the end of the valuation date on which the Transfer is effective.

We reserve the right without prior notice to modify, restrict, suspend, or eliminate the Transfer privileges (including telephone and/or Internet Transfers) at any time.

At present, we do not impose minimums on amounts that must be transferred. However, we reserve the right to impose, from time to time, minimum dollar amounts that may be transferred from a Sub-Account.

We also reserve the right to impose, from time to time, minimum dollar amounts that must remain in a Sub-Account after giving effect to a Transfer from that Sub-Account. At present, we do not impose any such minimums.

Market Timing and Excessive Trading

The Contracts are intended for long-term investment and not for the purpose of market timing or excessive trading activity. Market timing activity may dilute the interests of Contract Owners in the underlying Portfolios. Market timing generally involves frequent or unusually large Transfers that are intended to take advantage of short-term fluctuations in the value of a Portfolio’s portfolio securities and the reflection of that change in the Portfolio’s share price. In addition, frequent or unusually large Transfers may harm performance by increasing Portfolio expenses and disrupting Portfolio management strategies. For example, excessive trading may result in forced liquidations of portfolio securities or cause the Portfolio to keep a relatively higher cash position, resulting in increased brokerage costs and lost investment opportunities.

We maintain procedures designed to prevent or minimize market timing and excessive trading (collectively, “prohibited trading”) by Owners. As part of those procedures, certain of the Portfolios have instructed us to perform standardized trade monitoring, while other Portfolios perform their own monitoring and request reports of the Owner’s trading activity if prohibited trading is suspected. If an Owner’s trading activity is determined to constitute prohibited trading, as defined by the applicable Portfolio, Great-West will notify the Owner that a trading restriction will be implemented if the Owner does not cease the prohibited trading. Some Portfolios may require that trading restrictions be implemented immediately without warning, in which case we will notify the Owner of the restriction imposed by the Portfolio(s), as applicable.

If a Portfolio determines, or, for Portfolios for which we perform trade monitoring, we determine based on the applicable Portfolio’s definition of prohibited trading, that the Owner continues to engage in prohibited trading, we will restrict the Owner from making Transfers into the identified Portfolio(s) for the period of time specified by the Portfolio(s). Restricted Owners will be permitted to make Transfers out of the identified Portfolio(s) to other available Portfolio(s). When the Portfolio’s restriction period has been met, the Owner will automatically be allowed to resume Transfers into the identified Portfolio(s).

For Portfolios that perform their own monitoring, the Series Account does not impose trading restrictions unless or until a Portfolio first detects and notifies us of prohibited trading activity. Accordingly, we cannot prevent all prohibited trading activity before it occurs, as it may not be possible to identify it unless and until a trading pattern is established. To the extent such Portfolios do not detect and notify us of prohibited trading or the trading restrictions we impose fail to curtail it, it is possible that a market timer may be able to make prohibited trading transactions with the result that the management of the Portfolios may be disrupted and the Owners may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the affected Portfolios.

We endeavor to ensure that our procedures are uniformly and consistently applied to all Owners, and we do not exempt any persons from these procedures. We do not enter into agreements with Owners whereby we permit prohibited trading. Subject to applicable state law and the terms of each Contract, we reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges (including telephone Transfers) at any time, to require that all Transfer Requests be made by you and not by your designee, and to require that each Transfer Request be made by a separate communication to us. We also reserve the right to require that each Transfer Request be submitted in writing and be signed by you.

The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Portfolios should describe any policies and procedures relating to restricting

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prohibited trading. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage prohibited trading. For example, a Portfolio may impose a redemption fee. The Owner should also be aware that we are legally obligated to provide (at the Portfolios’ request) information about each amount you cause to be deposited into a Portfolio (including by way of premium payments and Transfers under your Contract) or removed from the Portfolio (including by way of withdrawals and Transfers under your Contract). If a Portfolio identifies you as having violated the Portfolio’s frequent trading policies and procedures, we are obligated, if the Portfolio requests, to restrict or prohibit any further deposits or exchanges by you in respect to that Portfolio. Under rules recently adopted by the SEC we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Owners and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or Transfers by specific Owners who violate the frequent trading policies established by the Portfolio. Accordingly, if you do not comply with any Portfolio’s frequent trading policies and procedures, you may be prohibited from directing any additional amounts into that Portfolio or directing any Transfers or other exchanges involving that Portfolio. You should review and comply with each Portfolio’s frequent trading policies and procedures, which are disclosed in the Portfolios’ current prospectuses.

We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on Owners engaging in prohibited trading. In addition, our orders to purchase shares of the Portfolios are generally subject to acceptance by the Portfolio, and in some cases a Portfolio may reject or reverse our purchase order. Therefore, we reserve the right to reject any Owner’s Transfer Request if our order to purchase shares of the Portfolio is not accepted by, or is reversed by, an applicable Portfolio.

You should note that other insurance companies and retirement plans may also invest in the Portfolios and that those companies or plans may or may not have their own policies and procedures on frequent Transfers. You should also know that the purchase and redemption orders received by the Portfolios generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. Omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan Owners and/or individual owners of variable insurance contracts. The nature of such orders may limit the Portfolios’ ability to apply their respective frequent trading policies and procedures. As a result, there is a risk that the Portfolios may not be able to detect potential prohibited trading activities in the omnibus orders they receive. We cannot guarantee that the Portfolios will not be harmed by Transfer activity relating to the retirement plans and/or other insurance companies that invest in the Portfolios. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent Transfer activity, it may affect the value of your investments in the Portfolios. In addition, if a Portfolio believes that an omnibus order we submit may reflect one or more Transfer Requests from an Owner engaged in frequent Transfer activity, the Portfolio may reject the entire omnibus order and thereby interfere with our ability to satisfy your Request even if you have not made frequent Transfers. For Transfers into more than one investment option, we may reject or reverse the entire Transfer Request if any part of it is not accepted by or is reversed by a Portfolio.

Automatic Custom Transfers

Dollar Cost Averaging

You may arrange for systematic Transfers from any open Sub-Account to any other open Sub-Account. (Transfers into closed Sub-Accounts are not permitted.) These systematic Transfers may be used to Transfer values from the Schwab Money Market Sub-Account to other Sub-Accounts as part of a dollar cost averaging strategy. Dollar cost averaging allows you to buy more units when the price is low and fewer units when the price is high. Over time, your average cost per unit may be more or less than if you invested all your money at one time. However, dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market. There is no charge for participating in Dollar Cost Averaging.

You can set up automatic dollar cost averaging on a monthly, quarterly, semi-annual, or annual basis. Your Transfer will be initiated on the Transaction Date one frequency period following the date of the request. For example, if you request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.

If there are insufficient funds in the applicable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Sub-Account. Dollar cost averaging will terminate automatically when you start taking payouts from the Contract. Dollar cost averaging Transfers must meet the following conditions:

•	The minimum amount that can be Transferred out of the selected Sub-Account is $100.

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•

You must: (1) specify the dollar amount to be Transferred, (2) designate the Sub-Account(s) to which the Transfer will be made, and (3) designate the percentage of the dollar amount to be allocated to each Sub-Account into which you are Transferring money. The accumulation unit values will be determined on the Transfer date.

How dollar cost averaging works:

Month	Contribution	Units Purchased	Price per unit
Jan.	$250	10	$25.00
Feb.	250	12	20.83
Mar.	250	20	12.50
Apr.	250	20	12.50
May	250	15	16.67
June	250	12	20.83

    Average market value per unit $18.06

    Investor’s average cost per unit $16.85

In the chart above, if all units had been purchased at one time at the highest unit value of $25.00, only 60 units could have been purchased with $1500. By contributing smaller amounts over time, dollar cost averaging allowed 89 units to be purchased with $1500 at an average unit price of $16.85. This investor purchased 29 more units at $1.21 less per unit than the average market value per unit of $18.06.

You may not participate in dollar cost averaging and Rebalancer at the same time.

Great-West reserves the right to modify, suspend, or terminate dollar cost averaging at any time.

Rebalancer

Over time, variations in each Sub-Account’s investment results will change your asset allocation plan percentages. Rebalancer allows you to automatically reallocate your Annuity Account Value to maintain your desired asset allocation. Participation in Rebalancer does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market. There is no charge for participating in Rebalancer.

You can set up Rebalancer as a one-time Transfer or on a quarterly, semi-annual, or annual basis. If you select to rebalance only once, the Transfer will take place on the Transaction Date of the request.

If you select to rebalance on a quarterly, semi-annual, or annual basis, the first Transfer will be initiated on the Transaction Date one frequency period following the date of the request. For example, if you request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.

How Rebalancer works:

Suppose you purchased your annuity and you decided to allocate 60% of your initial contribution to stocks; 30% to bonds and 10% to cash equivalents as in this pie chart:

Now assume that stock Portfolios outperform bond Portfolios and cash equivalents over a certain period of time. Over this period, the unequal performance may alter the asset allocation of the above hypothetical plan to look like this:

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Rebalancer automatically reallocates your Annuity Account Value to maintain your desired asset allocation. In this example, the portfolio would be reallocated back to 60% in stocks; 30% in bonds; 10% in cash equivalents.

On the Transaction Date for the specified Request, assets will be automatically reallocated to the Sub-Accounts you selected. The Rebalancer option will terminate automatically when you start taking payouts from the Contract.

Rebalancer Transfers must meet the following conditions:

•	Your entire Annuity Account Value must be included (except for Sub-Accounts that are closed to new Contributions and incoming Transfers).
•

You must specify the percentage of your Annuity Account Value that you wish allocated to each Sub-Account and the frequency of rebalancing. You may modify the allocations or stop the Rebalancer option at any time.

•	You may not participate in dollar cost averaging and Rebalancer at the same time.

Great-West reserves the right to modify, suspend, or terminate the Rebalancer option at any time.

Cash Withdrawals

You may withdraw all or part of your Annuity Account Value at any time during the life of the Annuitant and prior to the date annuity payouts begin by submitting a withdrawal Request to Schwab Insurance Services or via the Internet at www.schwab.com/annuity or www.schwaballiance.com (for clients of investment managers who are Schwab Alliance customers); however, any withdrawals over $25,000 must be submitted in writing. Withdrawals are subject to the rules below and federal or state laws, rules, or regulations may also apply. The amount payable to you if you surrender your Contract is your Annuity Account Value, less any applicable Premium Tax. No withdrawals may be made after the date annuity payouts begin.

If you request a partial withdrawal, your Annuity Account Value will be reduced by the dollar amount withdrawn and your Death Benefit, if you chose option 2, will be reduced as a sum of all Proportional Withdrawals from each Sub-Account from which partial withdrawals were made by you (for Contracts issued on or after April 30, 2004).

Partial withdrawals are unlimited. However, you must specify the Sub-Account(s) from which the withdrawal is to be made. After any partial withdrawal, if your remaining Annuity Account Value is less than $2,000, then a full surrender may be required. The minimum partial withdrawal is $500.

The following terms apply to withdrawals:

•	Partial withdrawals or surrenders are not permitted after the date annuity payouts begin.
•	A partial withdrawal or a surrender will be effective upon the Transaction Date.

Withdrawal requests must be in writing with your original signature. If your instructions are not clear, your request will be denied and no surrender or partial withdrawal will be processed.

After a withdrawal of all of your Annuity Account Value, or at any time that your Annuity Account Value is zero, all your rights under the Contract will terminate.

Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account Value.

Withdrawals to Pay Investment Manager or Financial Advisor Fees

You may request partial withdrawals from your Annuity Account Value and direct us to remit the amount withdrawn directly to your designated Investment Manager or Financial Advisor (collectively “Consultant”). A withdrawal request for this purpose must meet the $500 minimum withdrawal requirements and comply with all terms and conditions applicable to partial withdrawals, as described above. Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account to pay Consultant fees.

Tax Consequences of Withdrawals

Withdrawals made for any purpose may be taxable—including payments made by us directly to your Consultant.

In addition, the Code may require us to withhold federal income taxes from withdrawals and report such withdrawals to the Internal Revenue Service (“IRS”). If you request partial withdrawals to pay Consultant fees, your Annuity Account Value will be reduced by the sum of the fees paid to the Consultant and the related withholding.

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You may elect, in writing, to have us not withhold federal income tax from withdrawals, unless withholding is mandatory for your Contract. If you are younger than 59 1/2, the taxable portion of any withdrawal is generally considered to be an early withdrawal and may be subject to an additional federal penalty tax of 10%.

Some states also require withholding for state income taxes. For details about withholding, please see “Federal Tax Matters” on page XX.

Telephone and Internet Transactions

You may make Transfer requests by telephone, fax and/or by Internet. Transfer requests received before 4:00 p.m. ET will be made on that day at that day’s unit value. Those received after 4:00 p.m. ET will be made on the next business day we and the New York Stock Exchange are open for business, at that day’s unit value.

We will use reasonable procedures to confirm that instructions communicated by telephone, fax and/or Internet are genuine, such as:

•	requiring some form of personal identification prior to acting on instructions;
•	providing written confirmation of the transaction; and/or
•	tape recording the instructions given by telephone.

If we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions.

We reserve the right to suspend telephone, fax and/or Internet transaction privileges at any time, for some or all Contracts, and for any reason. Neither partial withdrawals nor surrenders are permitted by telephone; however partial withdrawal Requests in the amount of $25,000 or less may be requested by Internet. All Requests for full surrenders, periodic withdrawals, and partial withdrawals in excess of $25,000 must be in writing.

Death Benefit

At the time you apply to purchase the Contract, you select one of the two Death Benefit options we offer. For Option 1, the Owner, Annuitant, and Contingent Annuitant each must be age 85 or younger at the time the Contract is issued. For Option 2, the Owner, Annuitant, and Contingent Annuitant each must be age 80 or younger at the time the Contract is issued. For a full description of the circumstances under which we pay the Death Benefit, please see “Distribution of Death Benefit” on page XX of this Prospectus.

If you have selected Death Benefit option 1, the amount of the Death Benefit will be the Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax.

For Contracts issued on or after April 30, 2004, if you have selected Death Benefit option 2, the amount of the Death Benefit will be the greater of:

•	the Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax; or
•	the sum of all Contributions, minus any Proportional Withdrawals and minus any Premium Tax.

For example, in a rising market, where an Owner contributed $100,000 which increased to $200,000 due to market appreciation and then withdrew $150,000, the new balance is $50,000 and the Proportional Withdrawal is 75% ($150,000/$200,000 = 75%). This 75% Proportional Withdrawal is calculated against the total Contribution amount of $100,000 for a Death Benefit equal to the greater of the Annuity Account Value ($50,000) or total Contributions reduced by 75% ($100,000 reduced by 75%, or $25,000). Here, the Death Benefit would be $50,000.

Separately, if the Owner withdrew $50,000, or 25% of the Annuity Account Value, for a new balance of $150,000, the Death Benefit remains the greater of the Annuity Account Value ($150,000) or total Contributions reduced by the Proportional Withdrawal calculation ($100,000 reduced by 25%, or $75,000). Here, the Death Benefit is $150,000.

If the Owner withdraws an additional $50,000, this represents an additional Proportional Withdrawal of 33% ($50,000/$150,000 = 33%). The Death Benefit is now equal to the greater of the Annuity Account Value ($100,000) or total Contributions reduced by all the Proportional Withdrawal calculations ($100,000 reduced by 25%, or $75,000, and then reduced by 33%, or $24,750, to equal $50,250). Here, the Death Benefit is $100,000.

In a declining market, where an Owner contributed $100,000 which declined in value due to market losses to $50,000, and the Owner then withdrew $40,000, or 80% of Annuity Account Value, the result is a new account balance of $10,000. When applying Proportional Withdrawals, here 80%, the Death Benefit is the greater of the Annuity Account Value ($10,000) or total

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Contributions reduced by the Proportional Withdrawal calculation ($100,000 reduced by 80%, or $20,000). Here the death benefit is $20,000.

For Contracts issued prior to April 30, 2004, if you have selected Death Benefit Option 2, the amount of the Death Benefit will be the greater of:

•	the Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax; or

•	the sum of Contributions applied to the Contract as of the date the request for payment is received, less partial withdrawals, periodic withdrawals, and premium tax, if any.

The difference between the two Death Benefit options we offer is that the amount payable upon death (the Death Benefit) is based on different criteria for each option and there is a different Mortality and Expense Risk Charge for each. Option 2 provides for the return of Contributions in the event that amount is greater than the Annuity Account Value (minus any Premium Tax and minus any partial withdrawals for Contracts issued before April 30, 2004 or minus any Proportional Withdrawals for Contracts issued thereafter). This could happen, for example, if the Death Benefit becomes payable soon after the Contract is purchased (say, one to three years) and, during those years, while Contributions are being made, the investment markets generally are in decline. Under these circumstances, it is possible that the performance of the Sub-Accounts you select may cause the Annuity Account Value to be less than the total amount of Contributions. If you have selected Death Benefit option 2 on a Contract, your Beneficiary would receive the greater amount, in this case, the sum of all Contributions (minus any Premium Tax and minus any partial withdrawals for Contracts issued before April 30, 2004 or minus any Proportional Withdrawals for Contracts issued thereafter). If you have selected Death Benefit option 1, your Beneficiary would receive the lesser amount, in this case, the Annuity Account Value (minus any Premium Tax).

If you choose Death Benefit Option 1, your Mortality and Expense Risk Charge is 0.65% of the average daily value of the Sub-Accounts to which you have allocated Contributions. If you choose Death Benefit option 2 (under which we incur greater mortality risks), your Mortality and Expense Risk Charge will be 0.85%. For Contracts issued before May 1, 2003, if you chose Death Benefit option 2 (under which we incur greater mortality risks), your Mortality and Expense Risk Charge will be 0.70%.

The Death Benefit will become payable following our receipt of the Beneficiary’s claim in good order. When an Owner or the Annuitant dies before the Annuity Commencement Date and a Death Benefit is payable to a Beneficiary, the Death Benefit proceeds will remain invested according to the allocation instructions given by the Owner(s) until new allocation instructions are requested by the Beneficiary or until the Death Benefit is actually paid to the Beneficiary.

The amount of the Death Benefit will be determined as of the date we receive a Request for the payout of the Death Benefit. However, on the date a payout option is processed, the Annuity Account Value will be transferred to the Schwab Money Market Sub-Account unless the Beneficiary elects otherwise.

Subject to the distribution rules below, payout of the Death Benefit may be made as follows:

•	payout in a single sum, or
•	payout under any of the variable annuity options provided under this Contract.

In any event, no payout of benefits provided under the Contract will be allowed that does not satisfy the requirements of the Code and any other applicable federal or state laws, rules or regulations.

Beneficiary

You may select one or more Beneficiaries. If more than one Beneficiary is selected, they will share equally in any Death Benefit payable unless you indicate otherwise. You may change the Beneficiary any time before the Annuitant’s death.

You may also select one or more Contingent Beneficiaries. You may change the Contingent Beneficiary before the Annuitant’s death. If one or more primary Beneficiaries are alive within 30 days after the Annuitant’s death, the Contingent Beneficiary cannot become the primary Beneficiary and any interest the Contingent Beneficiary may have in the Contract will cease.

A change of Beneficiary or Contingent Beneficiary will take effect as of the date the Request is processed, unless a certain date is specified by the Owner. If the Owner dies before the Request is processed, the change will take effect as of the date the Request was made, unless we have already made a payout or otherwise taken action on a designation or change before receipt or

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processing of such Request. A Beneficiary or Contingent Beneficiary designated irrevocably may not be changed without the written consent of that Beneficiary, or Contingent Beneficiary, as applicable, except as allowed by law.

The interest of any Beneficiary who dies before the Owner or the Annuitant will terminate at the death of the Beneficiary and the Contingent Beneficiary will become the Beneficiary. The interest of any Beneficiary who dies at the time of, or within 30 days after the death of an Owner or the Annuitant will also terminate if no benefits have been paid to such Beneficiary, unless the Owner otherwise indicates by Request. The benefits will then be paid to the Contingent Beneficiary. If no Contingent Beneficiary has been designated, then the benefits will be paid as though the Beneficiary had died before the deceased Owner or Annuitant. If no Beneficiary or Contingent Beneficiary survives the Owner or Annuitant, as applicable, we will pay the Death Benefit proceeds to the Owner’s estate.

If the Beneficiary is not the Owner’s surviving spouse, she/he may elect, not later than one year after the Owner’s date of death, to receive the Death Benefit in either a single sum or payout under any of the variable annuity options available under the Contract, provided that:

•	such annuity is distributed in substantially equal installments over the life or life expectancy of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary and
•	such distributions begin not later than one year after the Owner’s date of death.

If an election is not received by Great-West from a non-spouse Beneficiary or substantially equal installments begin later than one year after the Owner’s date of death, then the entire amount must be distributed within five years of the Owner’s date of death. The Death Benefit will be determined as of the date the payouts begin.

If a corporation or other non-individual entity is entitled to receive benefits upon the Owner’s death, the Death Benefit must be completely distributed within five years of the Owner’s date of death.

Distribution of Death Benefit

Death of Annuitant Who is Not the Owner

Upon the death of the Annuitant while the Owner is living, and before the Annuity Commencement Date, we will pay the Death Benefit to the Beneficiary unless there is a Contingent Annuitant.

If a Contingent Annuitant was named by the Owner prior to the Annuitant’s death, and the Annuitant dies before the Annuity Commencement Date while the Owner and Contingent Annuitant are living, no Death Benefit will be payable and the Contingent Annuitant will become the Annuitant.

If the Annuitant dies after the date annuity payouts begin and before the entire interest has been distributed, any benefit payable must be distributed to the Beneficiary according to and as rapidly as under the payout option which was in effect on the Annuitant’s date of death.

If a corporation or other non-individual is an Owner, the death of the Annuitant will be treated as the death of an Owner and the Contract will be subject to the “Death of Owner” provisions described below.

Contingent Annuitant

While the Annuitant is living, you may, by Request, designate or change a Contingent Annuitant from time to time. A change of Contingent Annuitant will take effect as of the date the request is processed, unless a certain date is specified by the Owner(s). Please note you are not required to designate a Contingent Annuitant.

Death of Owner Who Is Not the Annuitant

If the Owner dies before annuity payouts commence and there is a Joint Owner who is the surviving spouse of the deceased Owner, the Joint Owner becomes the Owner and Beneficiary and the Joint Owner may elect to take the Death Benefit or to continue the Contract in force.

If the Owner dies after annuity payouts commence and before the entire interest has been distributed while the Annuitant is living, any benefit payable will continue to be distributed to the Annuitant as rapidly as under the payout option applicable on the Owner’s date of death. All rights granted the Owner under the Contract will pass to any surviving Joint Owner and, if none, to the Annuitant.

In all other cases, we will pay the Death Benefit to the Beneficiary even if a Joint Owner (who was not the Owner’s spouse on the date of the Owner’s death), the Annuitant and/or the Contingent Annuitant are alive at the time of the Owner’s death, unless

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the sole Beneficiary is the deceased Owner’s surviving spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.

Death of Owner Who Is the Annuitant

If there is a Joint Owner who is the surviving spouse of the deceased Owner and a Contingent Annuitant, the Joint Owner becomes the Owner and the Beneficiary, the Contingent Annuitant will become the Annuitant, and the Contract will continue in force.

If there is a Joint Owner who is the surviving spouse of the deceased Owner but no Contingent Annuitant, the Joint Owner will become the Owner, Annuitant, and Beneficiary and may elect to take the Death Benefit or continue the Contract in force.

In all other cases, we will pay the Death Benefit to the Beneficiary, even if a Joint Owner (who was not the Owner’s spouse on the date of the Owner’s death) and/or Contingent Annuitant are alive at the time of the Owner’s death, unless the sole Beneficiary is the deceased Owner’s surviving spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.

Charges and Deductions

No amounts will be deducted from your Contributions except for any applicable Premium Tax. As a result, the full amount of your Contributions (less any applicable Premium Tax) is invested in the Contract.

As more fully described below, charges under the Contract are assessed only as deductions for:

•	Premium Tax, if applicable; and/or

•	charges against your Annuity Account Value for our assumption of mortality and expense risks.

The Contract may be available for use with investment accounts at Schwab that charge an annual fee in lieu of sales charges or an investment advisory fee. Fees for these accounts would be specified in the respective account agreements. Any fees and expenses associated with these accounts will be separate from and in addition to the fees and expenses associated with the Contract. You should consult with your Financial Advisor for more details.

Mortality and Expense Risk Charge

We deduct a Mortality and Expense Risk Charge from your Annuity Account Value at the end of each valuation period to compensate us for bearing certain mortality and expense risks under the Contract. If you select Death Benefit option 1, this is a daily charge equal to an effective annual rate of 0.65%. We guarantee that this charge will never increase beyond 0.65%. If you select Death Benefit option 2, the Mortality and Expense Risk Charge is a daily charge equal to an effective annual rate of 0.85%. We guarantee that this charge will never increase beyond 0.85%. For Contracts issued prior to May 1, 2003, if you selected Death Benefit option 2, the Mortality and Expense Risk Charge is a daily charge equal to an effective annual rate of 0.70%.

The Mortality and Expense Risk Charge is reflected in the unit values of each of the Sub-Accounts you have selected. Thus, this charge will continue to be applicable should you choose a variable annuity payout option or a periodic withdrawal option.

Annuity Account Values and annuity payouts are not affected by changes in actual mortality experience incurred by us. The mortality risks assumed by us arise from our contractual obligations to make annuity payouts determined in accordance with the annuity tables and other provisions contained in the Contract. This means that you can be sure that neither the Annuitant’s longevity nor an unanticipated improvement in general life expectancy will adversely affect the annuity payouts under the Contract.

The expense risk assumed is the risk that our actual expenses in administering the Contracts and the Series Account will be greater than we anticipated.

The Mortality and Expense Risk Charge is higher for Owners who have selected Death Benefit option 2 because we bear substantial risk in connection with that option. Specifically, we bear the risk that we may be required to pay an amount to your Beneficiary that is greater than your Annuity Account Value.

If the Mortality and Expense Risk Charge is insufficient to cover actual costs and risks assumed, the loss will fall on us. If this charge is more than sufficient, any excess will be profit to us. Currently, we expect a profit from this charge. Our expenses for distributing the Contracts will be borne by our general assets, including any profits from this charge.

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Expenses of the Portfolios

The values of the assets in the Sub-Accounts reflect the values of the Sub-Accounts’ respective Portfolio shares and therefore the fees and expenses paid by each Portfolio.

Some of the Portfolios’ investment advisers or administrators may compensate us for providing administrative services in connection with the Portfolios or cost savings experienced by the investment advisers or administrators of the Portfolios. Such compensation is typically a percentage of the value of the assets invested in the relevant Sub-Accounts and generally may range up to 0.35% annually of net assets. GWFS Equities, Inc. (“GWFS”) is the principal underwriter and distributor of the Contracts and may also receive Rule 12b-1 fees (ranging up to 0.25% annually of net assets) directly from certain Portfolios for providing distribution related services related to shares of the Portfolios offered in connection with a Rule 12b-1 plan. If GWFS receives Rule 12b-1 fees, combined compensation for administrative and distribution related services generally ranges up to 0.60% annually of the assets invested in the relevant Sub-Accounts.

Premium Tax

We may be required to pay state Premium Taxes or retaliatory taxes currently ranging from 0% to 3.5% in connection with Contributions or values under the Contracts. Depending upon applicable state law, we may deduct charges for the Premium Taxes we incur with respect to your Contributions, from amounts withdrawn, or from amounts applied on the Payout Commencement Date. In some states, charges for both direct Premium Taxes and retaliatory Premium Taxes may be imposed at the same or different times with respect to the same Contribution, depending on applicable state law.

Other Taxes

Under present laws, we will incur state or local taxes (in addition to the Premium Tax described above) in several states. No charges are currently deducted for taxes other than Premium Tax. However, we reserve the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the Contract.

Payout Options

During the Distribution Period, you can choose to receive payouts in three ways—through periodic withdrawals, variable annuity payouts or a single, lump-sum payment.

You may change the Payout Commencement Date within 30 days prior to commencement of payouts.

Periodic Withdrawals

You may request that all or part of the Annuity Account Value be applied to a periodic withdrawal option. All requests for periodic withdrawals must be in writing. The amount applied to a periodic withdrawal is the Annuity Account Value, less Premium Tax, if any.

In requesting periodic withdrawals, you must elect:

•	The withdrawal frequency of either 1-, 3-, 6- or 12-month intervals;
•	A minimum withdrawal amount of at least $100;
•	The calendar day of the month on which withdrawals will be made; and
•	One of the periodic withdrawal payout options discussed below— you may change the withdrawal option and/or the frequency once each calendar year.

Your withdrawals may be prorated across the Sub-Accounts in proportion to their assets. Or, they can be made from specific Sub-Account(s) until they are depleted. After that, we will automatically prorate the remaining withdrawals against any remaining Sub-Account assets unless you request otherwise.

While periodic withdrawals are being received:

•	You may continue to exercise all contractual rights, except that no Contributions may be made.
•	You may keep the same Sub-Accounts as you had selected before periodic withdrawals began.
•	Charges and fees under the Contract continue to apply.

Periodic withdrawals will cease on the earlier of the date:

•	The amount elected to be paid under the option selected has been reduced to zero.
•	The Annuity Account Value is zero.
•	You request that withdrawals stop.
•	You purchase an annuity payout option.
•	The Owner or the Annuitant dies.

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If periodic withdrawals stop, you may resume making Contributions. However, we may limit the number of times you may restart a periodic withdrawal program.

Periodic withdrawals made for any purpose may be taxable, subject to withholding and to the 10% federal penalty tax if you are younger than age 59 1/2.

If you choose to receive payouts from your Contract through periodic withdrawals, you may select from the following payout options:

Income for a specified period (at least 36 months)—You elect the length of time over which withdrawals will be made. The amount paid will vary based on the duration you choose.

Income of a specified amount (at least 36 months)—You elect the dollar amount of the withdrawals. Based on the amount elected, the duration may vary.

Any other form of periodic withdrawal acceptable to Great-West which is for a period of at least 36 months.

In accordance with the provisions outlined in this section, you may request a periodic withdrawal to remit fees paid to your Investment Manager or Financial Advisor. There may be income tax consequences to any periodic withdrawal made for this purpose. Please see “Cash Withdrawals” on page XX.

Annuity Payouts

You can choose the date that you wish annuity payouts to start either when you purchase the Contract or at a later date. If you do not select a payout start date, payouts will begin on the Annuitant’s 91st birthday. You can change your selection at any time up to 30 days before the annuity date that you have selected.

If you have not elected a payout option within 30 days of the Annuity Commencement Date, your Annuity Account Value will be paid out as a variable life annuity with a guaranteed period of 20 years.

The amount to be paid out will be based on the Annuity Account Value, minus any Premium Tax, on the Annuity Commencement Date. The minimum amount that may be withdrawn from the Annuity Account Value to purchase an annuity payout option is $2,000. If your Annuity Account Value is less than $2,000, we may pay the amount in a single sum subject to the Contract provisions applicable to a partial withdrawal.

If you choose to receive variable annuity payouts from your Contract, you may select from the following payout options:

Variable life annuity with guaranteed period—This option provides for payouts during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10, 15, or 20 years. Upon the death of the Annuitant, the Beneficiary will receive the remaining payouts at the same interval elected by the Owner.

Variable life annuity without guaranteed period—This option provides payouts during the lifetime of the Annuitant. The annuity terminates with the last payout due prior to the death of the Annuitant. Because no minimum number of payouts is guaranteed, this option may offer the maximum level of payouts. It is possible that only one payout may be made if the Annuitant dies before the date on which the second payout is due.

Under an annuity payout option, you can receive payouts monthly, quarterly, semi-annually or annually in payments which must be at least $50. We reserve the right to make payouts using the most frequent payout interval which produces a payout of at least $50. Once annuity payouts commence, you cannot make Contributions or take withdrawals, other than your annuity payouts.

If you elect to receive a single sum payment, the amount paid is the Surrender Value.

Amount of First Variable Payout

The first payout under a variable annuity payout option will be based on the value of the amounts held in each Sub-Account you have selected on the first valuation date preceding the Annuity Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payout option. The rate applied reflects an assumed investment return (“AIR”) of 5%.

For annuity options involving life income, the actual age, year in which annuitization commences and gender of the Annuitant will affect the amount of each payout. We reserve the right to ask for satisfactory proof of the Annuitant’s age. We may delay annuity payouts until satisfactory proof is received. Because payouts to older Annuitants are expected to be fewer in number, the amount of each annuity payout under a selected annuity form will be greater for older Annuitants than for younger Annuitants.

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If the age of the Annuitant has been misstated, the payouts established will be made on the basis of the correct age. If payouts were too large because of misstatement, the difference with interest may be deducted by us from the next payout or payouts. If payouts were too small, the difference with interest may be added by us to the next payout. This interest is at an annual effective rate which will not be less than the minimum rate allowed by law.

Variable Annuity Units

The number of Annuity Units paid for each Sub-Account is determined by dividing the amount of the first payout by its Annuity Unit value on the first valuation date preceding the Annuity Commencement Date. The number of Annuity Units used to calculate each payout for a Sub-Account remains fixed during the Annuity Payout Period.

Amount of Variable Payouts After the

First Payout

Payouts after the first will vary depending upon the investment performance of the Sub-Accounts. Your payouts will increase in amount over time if the Sub-Accounts you select earn more than the 5% AIR. Likewise, your payouts will decrease over time if the Sub-Accounts you select earn less than the 5% AIR. The subsequent amount paid from each Sub-Account is determined by multiplying (a) by (b) where (a) is the number of Sub-Account Annuity Units to be paid and (b) is the Sub-Account Annuity Unit value on the first valuation date preceding the date the annuity payout is due. The total amount of each variable annuity payout will be the sum of the variable annuity payouts for each Sub-Account you have selected. We guarantee that the dollar amount of each payout after the first will not be affected by variations in expenses or mortality experience.

Transfers After the Variable Annuity

Commencement Date

Once annuity payouts have begun, Transfers may be made within the variable annuity payout option among the available Sub-Accounts. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Sub-Account to which the Transfer is made. The result will be that the next annuity payout, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payouts will reflect changes in the value of the new Annuity Units.

Other Restrictions

Once payouts start under the annuity payout option you select:

•	no changes can be made in the payout option;
•	no additional Contributions will be accepted under the Contract; and
•	no further withdrawals, other than withdrawals made to provide annuity benefits, will be allowed.

A portion or the entire amount of the annuity payouts may be taxable as ordinary income. If, at the time the annuity payouts begin, we have not received a proper written election not to have federal income taxes withheld, we must by law withhold such taxes from the taxable portion of such annuity payouts and remit that amount to the federal government. State income tax withholding may also apply. Please see “Federal Tax Matters” below for details.

Seek Tax Advice

The following discussion of the federal income tax consequences is only a brief summary and is not intended as tax advice. The federal income tax consequences discussed here reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on your individual circumstances or the circumstances of the person who receives the distribution. A tax advisor should be consulted for further information.

Federal Tax Matters

The following discussion is a general description of federal income tax considerations relating to the Contract and is not intended as tax advice. This discussion assumes that the Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all situations. If you are concerned about the tax implications relating to the ownership or use of the Contract, you should consult a competent tax advisor before initiating any transaction.

This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the IRS. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

The Contract may be purchased only on a non-tax qualified basis (“Non-Qualified Contract”). For federal income tax purposes, purchase payments made under Non-Qualified Contracts are not deductible. The ultimate effect of federal income taxes on the

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amounts held under a Contract, on annuity payouts, and on the economic benefit to you, the Annuitant, or the Beneficiary will depend on the tax status of the individual concerned.

Because tax laws, rules, and regulations are constantly changing, we do not make any guarantees about the Contract’s tax status.

Taxation of Annuities

Section 72 of the Code governs the taxation of annuities. An owner who is a “natural person” will not generally be taxed on increases, if any, in the value of the Annuity Account Value until a distribution of all or part of the Annuity Account Value is made (for example, withdrawals or annuity payouts under the annuity payout option elected). Also, if you make an assignment, pledge, or agreement to assign or pledge all or any portion of the Annuity Account Value, that amount will be treated as a distribution to you under the Contract. The taxable portion of a distribution (in the form of a single sum payout or an annuity) is taxable as ordinary income.

If the Owner of a Contract is a non-natural person (for example, a corporation, partnership, limited liability company or trust), the Owner must generally include in income any increase in the excess of the Annuity Account Value over the “investment in the Contract” (discussed below) during each taxable year. The rule generally does not apply, however, where the non-natural person is only the nominal Owner of a Contract and the beneficial Owner is a natural person.

This rule also does not apply where:

•	The annuity Contract is acquired by the estate of a decedent.
•	The Contract is a qualified funding asset for a structured settlement.
•	The Contract is an immediate annuity.

The following discussion generally applies to a Contract owned by a natural person.

Withdrawals

Partial withdrawals, including periodic withdrawals that are not part of an annuity payout, are generally treated as taxable income to the extent that the Annuity Account Value immediately before the withdrawal exceeds the “investment in the Contract” at that time. Full surrenders are treated as taxable income to the extent that the amount received exceeds the “investment in the Contract.” The taxable portion of any withdrawal is taxed at ordinary income tax rates.

Annuity Payouts

Although the tax consequences will vary depending on the annuity form elected under the Contract, in general, only the portion of the annuity payout that exceeds the exclusion amount will be taxed. The exclusion amount is generally determined by a formula that establishes the ratio of the “investment in the Contract” to the expected return under the Contract. For fixed annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the “investment in the Contract” allocated to the fixed annuity payouts bears to the total expected value of the annuity payouts for the term of the payouts (determined under Treasury Department regulations). For variable annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the “investment in the Contract” allocated to the variable annuity payouts bears to the number of payouts expected to be made (determined by Treasury Department regulations which take into account the Annuitant’s life expectancy and the form of annuity benefit selected). However, the remainder of each annuity payout is taxable. Once the “investment in the Contract” has been fully recovered, the full amount of any additional annuity payouts is taxable. If the annuity payments stop as a result of an Annuitant’s death before full recovery of the “investment in the Contract,” you should consult a competent tax advisor regarding the deductibility of the uncovered amount.

The taxable portion of any annuity payout is taxed at ordinary income tax rates.

Penalty Tax

There may be a federal income tax penalty imposed equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:

•	Made on or after the date on which the Owner reaches age 59 1/2.
•	Made as a result of death or disability of the Owner.
•	Received in substantially equal periodic payouts (at least annually) for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary.

For more details regarding this penalty tax and other exemptions that may be applicable, consult a competent tax advisor.

Taxation of Death Benefit Proceeds

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Amounts may be distributed from the Contract because of the death of an Owner or the Annuitant. Generally such amounts are included in the income of the recipient as follows:

•	If distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above.
•	If distributed under an annuity form, they are taxed in the same manner as annuity payouts, as described above.

Distribution at Death

In order to be treated as an annuity contract, the terms of the Contract must provide the following two distribution rules:

•

If the Owner dies before the date annuity payouts start, the entire Annuity Account Value must generally be distributed within five years after the date of death. If payable to a designated Beneficiary, the distributions may be paid over the life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as payouts start within one year of the Owner’s death. If the sole designated Beneficiary is the Owner’s spouse, the Contract may be continued in the name of the spouse as Owner.

•

If the Owner dies on or after the date annuity payouts start, and before the entire interest in the Contract has been distributed, payments under the Contract must continue on the same or on a more rapid schedule than that provided for in the method in effect on the date of death.

If the Owner is not an individual, then for purposes of the distribution at death rules, the Primary Annuitant is considered the Owner. In addition, when the Owner is not an individual, a change in the Primary Annuitant is treated as the death of the Owner. The rules described under Distribution of Death Benefit are designed to meet these requirements.

Diversification of Investments

For a Non-Qualified Contract to be treated as an annuity for federal income tax purposes, the investments of the Sub-Accounts must be “adequately diversified” in accordance with Treasury Department Regulations. If the Series Account or a Sub-Account failed to comply with these diversification standards, a Non-Qualified Contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxable currently on the excess of the Annuity Account Value over the “investment in the Contract.”

Although we may not control the investments of the Sub-Accounts or the Portfolios, we expect that the Sub-Accounts and the Portfolios will comply with such regulations so that the Sub-accounts will be considered “adequately diversified.” Owners bear the risk that the entire Non-Qualified Contract could be disqualified as an annuity under the Code due to the failure of the Series Account or a Sub-Account to be deemed to be adequately diversified.

Owner Control

In connection with its issuance of temporary and proposed regulations under Section 817(h) in 1986, the Treasury Department announced that those regulations did not “provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company to be treated as the owner of the assets in the account” (which would result in the current taxation of the income on those assets to the Owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. We do not believe that the ownership rights of an Owner under the Contract would result in any Owner being treated as the owner of the assets of the Contract under Rev. Rul. 2003-91. However, we do not know whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Therefore, we reserve the right to modify the Contract as necessary to attempt to prevent a Contract Owner from being considered the owner of a pro rata share of the assets of the Contract.

Transfers, Assignments or Exchanges

A transfer of ownership of a Contract, the designation of an Annuitant, Payee, or other Beneficiary who is not also the Owner, or the exchange of a Contract may result in adverse tax consequences that are not discussed in this Prospectus.

45

Multiple Contracts

All deferred, Non-Qualified Annuity Contracts that are issued by Great-West (or our affiliates) to the same Owner during any calendar year must be treated as a single annuity contract for purposes of determining the taxable amount.

Withholding

Distributions generally are subject to withholding at rates that vary according to the type of distribution and the recipient’s tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions.

Section 1035 Exchanges

Code Section 1035 provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. Generally, an annuity contract issued in an exchange for another annuity contract is treated as new for purposes of the penalty and distribution at death rules.

If the initial Contribution is made as a result of an exchange or surrender of another annuity contract, we may require that you provide information relating to the federal income tax status of the previous annuity contract to us.

In March 2008, the IRS issued Rev. Proc. 2008-24, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under section 1035 of the Code if, for a period of at least twelve months from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the tax-free status of the exchange may still be preserved despite a distribution or surrender from either contract if the contract owner can show that between the date of the direct transfer and the distribution or surrender, one of the conditions described under section 72(q)(2) of the Code that would exempt the distribution from the 10% early distribution penalty (such as turning age 59 1/2, or becoming disabled; but not a series of substantially equal periodic payments or an immediate annuity) or “other similar life event” such as divorce or loss of employment occurred. Absent a showing of such an occurrence, Rev. Proc. 2008-24 concludes that the direct transfer would fail to qualify as a tax-free 1035 exchange, and the full amount transferred from the original contract would be treated as a taxable distribution, followed by the purchase of a new annuity contract. Rev. Proc. 2008-24 applies to direct transfers completed on or after June 30, 2008. Please discuss any tax consequences concerning any contemplated or completed transactions with a competent tax advisor.

Assignments or Pledges

Generally, rights in the Contract may be assigned or pledged as collateral for loans at any time during the life of the Annuitant.

If the Contract is assigned, the interest of the assignee has priority over your interest and the interest of the Beneficiary. Any amount payable to the assignee will be paid in a single sum.

A copy of any assignment must be submitted to Great-West. All assignments are subject to any action taken or payout made by Great-West before the assignment was processed. We are not responsible for the validity or sufficiency of any assignment.

If any portion of the Annuity Account Value is assigned or pledged as collateral for a loan, it may be treated as a distribution. Please consult a competent tax advisor for further information.

Distribution of the Contracts

We offer the Contract on a continuous basis. We have entered into a distribution agreement with Charles Schwab & Co., Inc. (“Schwab”) and GWFS. Contracts are sold in those states where the Contract may lawfully be sold by licensed insurance agents who are registered representatives of Schwab. Schwab is registered as a broker/dealer under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and is a member of FINRA. Schwab’s principal offices are located at 211 Main Street, San Francisco, California 94105.

GWFS is the principal underwriter and distributor of the Contracts and is a wholly-owned subsidiary of Great-West. GWFS is registered with the SEC as a broker/dealer under the Exchange Act and is a member of FINRA. Its principal offices are located at 8515 East Orchard Road, Greenwood Village, Colorado, 80111.

Great-West (or its affiliates, for purposes of this section only, collectively, “the Company”) pays Schwab compensation for the promotion and sale of the Contract. Compensation paid to Schwab is not paid directly by the Owner or the Series Account. The Company intends to fund this compensation through fees and charges imposed under the Contract and payable to the Company, and from profits on payments received by the Company from Portfolios’ advisers or administrators for providing administrative, marketing, and other support and services to the Portfolios. See “Expenses of the Portfolios” on page XX of this Prospectus. The Company pays a portion of these proceeds to Schwab for distribution services.

46

As compensation for distribution services and some Contract administrative services, the Company pays Schwab a fee based on an annual rate of average monthly Series Account and Fixed Account assets. The Company also may pay a marketing allowance or allow other promotional incentives or payments to Schwab in the form of cash or other compensation, as mutually agreed upon by the Company and Schwab, to the extent permitted by FINRA rules and other applicable laws and regulations. In the past, the portion of compensation relating to a marketing allowance and/or other promotional incentives or payments to Schwab has amounted to less than $25,000 per year.

You should ask your Schwab representative for further information about what compensation he or she, or Schwab, may receive in connection with your purchase of a Contract.

Voting Rights

In general, you do not have a direct right to vote the Portfolio shares held in the Series Account. However, under current law, you are entitled to give us instructions on how to vote the shares. We will vote the shares according to those instructions at regular and special shareholder meetings. If the law changes and we can vote the shares in our own right, we may elect to do so.

Before the Annuity Commencement Date, you have the voting interest. The number of votes available to you will be calculated separately for each of your Sub-Accounts. That number will be determined by applying your percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. You hold a voting interest in each Sub-Account to which your Annuity Account Value is allocated. If you select a variable annuity option, the votes attributable to your Contract will decrease as annuity payouts are made.

The number of votes of a Portfolio will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Portfolio. Voting instructions will be solicited by communication prior to such meeting in accordance with procedures established by the respective Portfolios.

If we do not receive timely instructions and Owners have no beneficial interest in shares held by us, we will vote according to the voting instructions as a proportion of all Contracts participating in the Sub-Account. If you indicate in your instructions that you do not wish to vote an item, we will apply your instructions on a pro rata basis to reduce the votes eligible to be cast.

Each person or entity having a voting interest in a Sub-Account will receive proxy material, reports, and other material relating to the appropriate Portfolio.

Please note, generally the Portfolios are not required to, and do not intend to, hold annual or other regular meetings of shareholders.

Contract Owners have no voting rights in Great-West.

Rights Reserved by Great-West

We reserve the right to make certain changes we believe would best serve the interests of Owners and Annuitants or would be appropriate in carrying out the purposes of the Contract. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:

•	To operate the Series Account in any form permitted under the 1940 Act or in any other form permitted by law.
•	To Transfer any assets in any Sub-Account to another Sub-Account, or to one or more separate accounts; or to add, combine or remove Sub-Accounts of the Series Account.
•	To substitute, for the Portfolio shares in any Sub-Account, the shares of another Portfolio or shares of another investment company or any other investment permitted by law.
•	To make any changes required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity.
•	To change the time or time of day that a valuation date is deemed to have ended.
•

To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit us to take, including changing the way we assess charges, without increasing them for any outstanding Contract beyond the aggregate amount guaranteed.

Legal Proceedings

Currently, the Series Account is not a party to, and its assets are not subject to any material legal proceedings. Further, Great-West is not currently a party to, and its property is not currently subject to, any material legal proceedings. The lawsuits to

47

which Great-West is a party are, in the opinion of management, in the ordinary course of business, and are not expected to have a material adverse effect on the financial results, conditions, or prospects of Great-West.

Legal Matters

Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Contract has been provided by Jorden Burt LLP.

Independent Registered Public Accounting Firm

The financial statements of each of the investment divisions of the Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company and the consolidated financial statements of Great-West Life & Annuity Insurance Company and subsidiaries included in this Prospectus and the related financial statement schedule included elsewhere in the Registration Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein and elsewhere in the Registration Statement which report on the consolidated financial statements and financial statement schedule of Great-West Life & Annuity Insurance Company and subsidiaries expresses an unqualified opinion and includes an explanatory paragraph referring to the change in accounting for the recognition and presentation of other-than-temporary impairments for certain investments, as required by accounting guidance adopted on April 1, 2009, and both have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

Available Information

You may request a free copy of the SAI. Please direct any oral, written, or electronic request for such documents to:

Annuity Service Center

P.O. Box 173920

Denver, CO 80217-3920

1-888-560-5938

The SEC maintains an Internet web site (http://www.sec.gov) that contains the SAI and other information filed electronically by Great-West concerning the Contract and the Series Account.

You also can review and copy any materials filed with the SEC at its Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You may obtain information on the operation of the Public Reference room by calling the SEC at 1-800-SEC-0330.

The SAI contains more specific information relating to the Series Account and Great-West, such as:

•	general information;
•	information about Great-West Life & Annuity Insurance Company and the Variable Annuity-1 Series Account;
•	the calculation of annuity payouts;
•	postponement of payouts;
•	services;
•	withholding; and
•	financial statements.

48

APPENDIX A

CONDENSED FINANCIAL INFORMATION

Selected Data for Accumulation Units outstanding Throughout Each Period

For the Periods Ended December 31

INVESTMENT DIVISION (0.65)	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ALGER BALANCED
Value at beginning of period	11.31	8.81	13.00	11.64	11.19	10.39	10.00	8.45	9.70	10.00
Value at end of period	12.40	11.31	8.81	13.00	11.64	11.19	10.39	10.00	8.45	9.70
Number of accumulation units outstanding at end of period	36,408	39,469	53,266	67,736	83,844	99,107	110,809	109,440	53,444	10,478
ALGER LARGECAP GROWTH
Value at beginning of period	9.06	6.18	11.55	9.69	9.28	8.34	7.95	5.92	8.90
Value at end of period	10.21	9.06	6.18	11.55	9.69	9.28	8.34	7.95	5.92	10.00
Number of accumulation units outstanding at end of period	496,407	426,238	623,431	604,526	254,412	240,350	191,268	198,997	147,192	8.90
ALGER MID CAP GROWTH
Value at beginning of period	13.13	8.71	21.06	16.11	14.72	13.49	12.01	10.00
Value at end of period	15.58	13.13	8.71	21.06	16.11	14.72	13.49	12.01
Number of accumulation units outstanding at end of period	180,295	197,293	246,849	267,747	142,638	133,009	89,777	64,304
ALLIANCEBERNSTEIN VPS GROWTH & INCOME
Value at beginning of period	9.52	7.93	13.44	12.87	11.04	10.60	9.57	7.27	9.39	10.00
Value at end of period	10.70	9.52	7.93	13.44	12.87	11.04	10.60	9.57	7.27	9.39
Number of accumulation units outstanding at end of period	290,002	362,704	511,761	575,180	521,544	546,779	480,706	326,171	240,038	98,944
ALLIANCEBERNSTEIN VPS GROWTH
Value at beginning of period	8.71	6.58	11.51	10.25	10.43	9.38	8.23	6.13	8.58	10.00
Value at end of period	9.96	8.71	6.58	11.51	10.25	10.43	9.38	8.23	6.13	8.58
Number of accumulation units outstanding at end of period	108,236	127,629	160,266	163,565	145,165	144,178	98,192	45,080	8,011	3,673
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH
Value at beginning of period	12.74	9.19	18.08	15.41	12.21	10.00
Value at end of period	14.29	12.74	9.19	18.08	15.41	12.21
Number of accumulation units outstanding at end of period	838,235	872,856	1,128,393	1,106,315	753,304	284,652
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE
Value at beginning of period	7.39	5.52	11.87	11.29	10.00
Value at end of period	7.68	7.39	5.52	11.87	11.29
Number of accumulation units outstanding at end of period	688,066	945,682	1,032,153	985,118	536,762
ALLIANCEBERNSTEIN VPS REAL ESTATE INVESTMENT
Value at beginning of period	21.86	16.99	26.60	31.21	23.31	21.01	15.59	11.27	11.05	10.00
Value at end of period	27.44	21.86	16.99	26.60	31.32	23.31	21.01	15.59	11.27	11.05
Number of accumulation units outstanding at end of period	282,610	293,746	293,191	303,381	380,707	340,144	352,239	232,851	218,785	48,102
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE
Value at beginning of period	9.62	6.78	10.59	10.48	10.00
Value at end of period	12.13	9.62	6.78	10.59	10.48
Number of accumulation units outstanding at end of period	213,115	197,397	149,686	127,516	74,541
AMERICAN CENTURY VP BALANCED
Value at beginning of period	12.60	10.98	13.87	13.31	12.22	11.72	10.75	10.00
Value at end of period	13.97	12.60	10.98	13.87	13.31	12.22	11.72	10.75
Number of accumulation units outstanding at end of period	214,512	216,363	258,667	279,804	130,725	142,758	69,291	18,397
AMERICAN CENTURY VP INCOME & GROWTH
Value at beginning of period	9.90	8.44	12.99	13.08	11.25	10.82	9.64	7.50	9.36	10.00
Value at end of period	11.23	9.90	8.44	12.99	13.08	11.25	10.82	9.64	7.50	9.36
Number of accumulation units outstanding at end of period	226,058	251,676	258,194	297,967	324,260	356,076	243,033	108,794	35,723	3,158
AMERICAN CENTURY VP INTERNATIONAL
Value at beginning of period	11.04	8.31	15.16	12.92	10.40	9.25	8.10	6.55	8.27	10.00
Value at end of period	12.43	11.04	8.31	15.16	12.92	10.40	9.25	8.10	6.55	8.27
Number of accumulation units outstanding at end of period	121,734	164,161	197,635	244,293	309,359	454,100	245,812	189,050	111,688	76,030

AMERICAN CENTURY VP MID CAP VALUE
Value at beginning of period	13.11	10.00
Value at end of period	15.50	13.11
Number of accumulation units outstanding at end of period	67,678	30,948
AMERICAN CENTURY VP VALUE
Value at beginning of period	13.14	11.03	15.17	16.09	13.65	13.08	11.52	10.00
Value at end of period	14.81	13.14	11.03	15.17	16.09	13.65	13.08	11.52
Number of accumulation units outstanding at end of period	579,763	512,344	525,215	561,777	457,477	304,382	144,996	27,978
COLUMBIA VIT MARSICO 21ST CENTURY
Value at beginning of period	13.32	10.00
Value at end of period	15.50	13.32
Number of accumulation units outstanding at end of period	81,369	19,265
COLUMBIA VIT SMALL CAP VALUE
Value at beginning of period	12.65	10.00
Value at end of period	15.89	12.65
Number of accumulation units outstanding at end of period	45,096	29,881
DELAWARE VIP SMALL CAP VALUE SERIES
Value at beginning of period	18.14	13.85	19.88	21.43	18.57	17.08	14.15	10.03	10.71	10.00
Value at end of period	23.84	18.14	13.85	19.88	21.43	18.57	17.08	14.15	10.03	10.71
Number of accumulation units outstanding at end of period	361,469	408,022	442,953	505,999	536,386	502,117	394,682	249,520	173,852	58,778
DELAWARE VIP SMID CAP GROWTH SERIES
Value at beginning of period	12.16	8.42	14.25	12.70	12.02	10.00
Value at end of period	16.47	12.16	8.42	14.25	12.70	12.02
Number of accumulation units outstanding at end of period	76,082	55,507	30,071	32,435	21,480	1,520
DREYFUS IP MIDCAP STOCK
Value at beginning of period	12.36	9.18	15.51	15.38	14.37	13.24	11.64	10.00
Value at end of period	15.61	12.36	9.18	15.51	15.38	14.37	13.24	11.64
Number of accumulation units outstanding at end of period	58,536	75,247	96,891	77,463	67,381	66,741	27,877	12,740
DREYFUS VIF APPRECIATION
Value at beginning of period	11.17	9.17	13.11	12.31	10.64	10.26	10.00
Value at end of period	12.80	11.17	9.17	13.11	12.31	10.64	10.26
Number of accumulation units outstanding at end of period	200,759	120,677	112,535	72,993	50,967	12,987	1,164
DREYFUS VIF DEVELOPING LEADERS
Value at beginning of period	8.47	6.76	10.90	12.34	11.97	11.39	10.29	7.87	9.79	10.00
Value at end of period	11.03	8.47	6.76	10.90	12.34	11.97	11.39	10.29	7.87	9.79
Number of accumulation units outstanding at end of period	27,128	39,119	42,004	53,185	59,823	74,812	95,104	103,251	99,056	46,287
DREYFUS VIF GROWTH & INCOME
Value at beginning of period	8.86	6.93	11.70	10.86	9.54	9.29	8.70	6.92	9.33	10.00
Value at end of period	10.44	8.86	6.93	11.70	10.86	9.54	9.29	8.70	6.92	9.33
Number of accumulation units outstanding at end of period	33,899	47,531	52,300	63,319	89,397	95,759	67,786	68,659	49,093	10,283
DWS BLUE CHIP VIP
Value at beginning of period	10.78	8.10	13.25	12.89	11.22	10.00
Value at end of period	12.18	10.78	8.10	13.25	12.89	11.22
Number of accumulation units outstanding at end of period	293,200	268,132	336,841	355,527	230,375	5,353
DWS CAPITAL GROWTH VIP
Value at beginning of period	9.12	7.24	10.87	9.72	9.01	8.32	7.76	6.15	8.75	10.00
Value at end of period	10.58	9.12	7.24	10.87	9.72	9.01	8.32	7.76	6.15	8.75
Number of accumulation units outstanding at end of period	368,877	357,803	269,933	158,110	127,485	95,364	71,284	51,873	28,641	13,756
DWS DREMAN SMALL MID CAP VALUE VIP
Value at beginning of period	9.26	7.19	10.86	10.61	10.00
Value at end of period	11.32	9.26	7.19	10.86	10.61
Number of accumulation units outstanding at end of period	330,934	345,962	285,561	212,566	129,998
DWS HEALTH CARE VIP

Value at beginning of period	11.16	9.19	12.05	10.71	10.00
Value at end of period	11.99	11.16	9.19	12.05	10.71
Number of accumulation units outstanding at end of period	140,064	158,920	173,582	130,954	46,559
DWS LARGE CAP VALUE VIP
Value at beginning of period	10.63	8.54	13.51	12.02	10.48	10.00
Value at end of period	11.70	10.63	8.54	13.51	12.02	10.48
Number of accumulation units outstanding at end of period	387,882	333,870	292,439	123,301	34,057	8,634
DWS SMALL CAP GROWTH VIP
Value at beginning of period	6.79	4.86	9.69	9.19	8.78	8.26	7.49	5.67	8.57	10.00
Value at end of period	8.74	6.79	4.86	9.69	9.19	8.78	8.26	7.49	5.67	8.57
Number of accumulation units outstanding at end of period	25,074	27,377	34,774	38,655	47,398	72,322	49,295	49,656	16,037	12,369
DWS SMALL CAP INDEX VIP
Value at beginning of period	13.17	10.47	16.00	16.42	14.06	13.57	11.60	7.98	10.11	10.00
Value at end of period	16.54	13.17	10.47	16.00	16.42	14.06	13.57	11.60	7.98	10.11
Number of accumulation units outstanding at end of period	299,320	300,645	348,027	316,371	251,429	203,820	198,752	144,944	82,187	36,498
DWS STRATEGIC VALUE VIP
Value at beginning of period	8.30	6.67	12.43	12.74	10.80	10.00
Value at end of period	9.28	8.30	6.67	12.43	12.74	10.80
Number of accumulation units outstanding at end of period	127,941	165,860	421,035	438,186	377,407	47,366
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Value at beginning of period	13.42	12.84	12.39	11.73	11.34	11.19	10.87	10.69	10.00
Value at end of period	14.02	13.42	12.84	12.39	11.73	11.34	11.19	10.87	10.69
Number of accumulation units outstanding at end of period	1,114,491	1,196,810	1,100,270	920,253	821,502	668,822	497,189	412,149	396,638
FRANKLIN SMALL CAP VALUE SECURITIES
Value at beginning of period	8.45	6.58	9.89	10.20	10.00
Value at end of period	10.76	8.45	6.58	9.89	10.20
Number of accumulation units outstanding at end of period	159,912	119,721	63,234	46,600	17,025
FRANKLIN TEMPLETON FOREIGN SECURITIES
Value at beginning of period	10.00
Value at end of period	10.82
Number of accumulation units outstanding at end of period	79,133
INVESCO V.I. HIGH YIELD
Value at beginning of period	14.20	9.36	12.67	12.60	11.45	11.22	10.19	8.20	8.34	10.00
Value at end of period	16.03	14.20	9.36	12.67	12.60	11.45	11.22	10.19	8.20	8.34
Number of accumulation units outstanding at end of period	7,362	19,388	24,464	29,514	44,456	64,746	195,459	211,687	155,933	60,110
INVESCO V.I. INTERNATIONAL GROWTH
Value at beginning of period	10.08	7.50	12.67	11.11	10.00
Value at end of period	11.30	10.08	7.50	12.67	11.11
Number of accumulation units outstanding at end of period	491,886	419,853	324,263	358,055	90,866
INVESCO V.I. MID CAP CORE EQUITY
Value at beginning of period	12.50	10.00
Value at end of period	14.17	12.50
Number of accumulation units outstanding at end of period	63,664	12,694
INVESCO V.I. SMALL CAP EQUITY
Value at beginning of period	12.21	10.00
Value at end of period	15.60	12.21
Number of accumulation units outstanding at end of period	19,424	14,757
INVESCO V.I. TECHNOLOGY
Value at beginning of period	5.86	3.75	6.80	6.35	5.79	5.70	5.48	3.81	7.19	10.00
Value at end of period	7.06	5.86	3.75	6.80	6.35	5.79	5.70	5.48	3.81	7.19
Number of accumulation units outstanding at end of period	27,619	31,629	34,681	37,683	46,119	136,780	92,750	87,469	50,271	35,530
INVESCO VAN KAMPEN VI COMSTOCK
Value at beginning of period	9.77	7.63	11.95	12.27	10.62	10.00

Value at end of period	11.26	9.77	7.63	11.95	12.27	10.62
Number of accumulation units outstanding at end of period	113,083	125,711	118,667	117,816	107,806	19,969
INVESCO VAN KAMPEN VI GROWTH & INCOME
Value at beginning of period	10.85	8.78	13.01	12.74	11.03	10.00
Value at end of period	12.13	10.85	8.78	13.01	12.74	11.03
Number of accumulation units outstanding at end of period	508,588	494,825	534,448	357,681	266,330	49,549
JANUS ASPEN BALANCED INSTITUTIONAL SHARES
Value at beginning of period	15.37	12.29	14.70	13.38	12.17	11.34	10.52	10.00
Value at end of period	16.55	15.37	12.29	14.70	13.38	12.17	11.34	10.52
Number of accumulation units outstanding at end of period	262,769	287,441	326,669	457,592	410,633	118,970	43,902	4,320
JANUS ASPEN BALANCED SERVICE SHARES
Value at beginning of period	10.86	8.70	10.43	10.00
Value at end of period	11.66	10.86	8.70	10.43
Number of accumulation units outstanding at end of period	1,522,059	1,207,763	884,011	462,895
JANUS ASPEN FLEXIBLE BOND INSTITUTIONAL SHARES
Value at beginning of period	16.49	14.66	13.92	13.09	12.64	12.48	12.08	11.43	10.41	10.00
Value at end of period	17.69	16.49	14.66	13.92	13.09	12.64	12.48	12.08	11.43	10.41
Number of accumulation units outstanding at end of period	279,160	333,980	399,652	577,297	610,869	598,874	426,085	393,593	466,619	229,005
JANUS ASPEN FLEXIBLE BOND SERVICE SHARES
Value at beginning of period	12.30	10.96	10.43	10.00
Value at end of period	13.16	12.30	10.96	10.43
Number of accumulation units outstanding at end of period	1,372,184	1,224,310	728,938	449,917
JANUS ASPEN WORLDWIDE
Value at beginning of period	8.13	5.94	10.81	9.93	8.45	8.04	7.72	6.27	8.47	10.00
Value at end of period	9.36	8.13	5.94	10.81	9.93	8.45	8.04	7.72	6.27	8.47
Number of accumulation units outstanding at end of period	31,340	42,694	46,232	50,735	95,133	99,045	105,638	175,709	120,211	99,987
JPMORGAN INSURANCE TRUST SMALL CAP CORE
Value at beginning of period	11.78	9.67	14.32	15.28	13.37	13.01	10.30	7.62	9.79	10.00
Value at end of period	14.88	11.78	9.67	14.32	15.28	13.37	13.01	10.30	7.62	9.79
Number of accumulation units outstanding at end of period	37,038	41,188	52,666	76,599	116,376	110,664	121,181	158,324	75,297	73,404
LAZARD RETIREMENT EMERGING MARKETS EQUITY SERIES
Value at beginning of period	14.66	10.00
Value at end of period	17.87	14.66
Number of accumulation units outstanding at end of period	339,880	122,785
LVIP BARON GROWTH OPPORTUNITIES
Value at beginning of period	14.69	10.69	17.67	17.20	14.99	14.59	11.69	10.00
Value at end of period	18.44	14.69	10.69	17.67	17.20	14.99	14.59	11.69
Number of accumulation units outstanding at end of period	318,671	352,957	363,927	369,577	292,654	262,841	182,068	17,381
MFS INTERNATIONAL VALUE
Value at beginning of period	13.12	10.00
Value at end of period	14.18	13.12
Number of accumulation units outstanding at end of period	251,171	61,347
MFS UTILITIES
Value at beginning of period	8.35	6.32	10.00
Value at end of period	9.41	8.35	6.32
Number of accumulation units outstanding at end of period	123,627	92,858	35,422
NEUBERGER BERMAN AMT REGENCY
Value at beginning of period	8.16	5.62	10.47	10.22	10.00
Value at end of period	10.22	8.16	5.62	10.47	10.22
Number of accumulation units outstanding at end of period	16,994	24,785	63,969	43,755	26,542
NVIT MID CAP INDEX
Value at beginning of period	15.08	11.12	17.66	16.55	15.18	13.66	11.90	10.00
Value at end of period	18.86	15.08	11.12	17.66	16.55	15.18	13.66	11.90

Number of accumulation units outstanding at end of period	247,412	285,152	349,218	322,355	278,447	258,942	160,964	51,182
OPPENHEIMER GLOBAL SECURITIES VA
Value at beginning of period	14.28	10.28	17.30	16.38	14.01	12.34	10.42	7.33	9.48	10.00
Value at end of period	16.45	14.28	10.28	17.30	16.38	14.01	12.34	10.42	7.33	9.48
Number of accumulation units outstanding at end of period	623,954	704,941	736,025	899,043	814,352	721,098	456,727	207,129	101,358	28,571
OPPENHEIMER INTERNATIONAL GROWTH VA
Value at beginning of period	13.53	9.78	17.16	15.34	11.80	10.00
Value at end of period	15.43	13.53	9.78	17.16	15.34	11.80
Number of accumulation units outstanding at end of period	427,778	505,646	474,279	518,247	380,588	104,291
PIMCO VIT HIGH YIELD
Value at beginning of period	17.61	12.64	16.63	16.16	14.92	14.42	13.25	10.85	10.00
Value at end of period	20.03	17.61	12.64	16.63	16.16	14.92	14.42	13.25	10.85
Number of accumulation units outstanding at end of period	714,674	773,997	664,816	791,747	543,303	364,562	313,009	235,769	18,423
PIMCO VIT LOW DURATION
Value at beginning of period	12.37	10.99	11.11	10.41	10.08	10.04	9.93	10.00
Value at end of period	12.94	12.37	10.99	11.11	10.41	10.08	10.04	9.93
Number of accumulation units outstanding at end of period	2,701,670	2,251,853	1,953,457	1,774,132	1,403,417	1,225,999	757,116	287,572
PIMCO VIT TOTAL RETURN
Value at beginning of period	13.25	11.69	11.23	10.39	10.08	10.00
Value at end of period	14.23	13.25	11.69	11.23	10.39	10.08
Number of accumulation units outstanding at end of period	5,301,570	4,590,940	4,137,479	3,213,388	2,268,757	300,771
PIONEER EMERGING MARKETS VCT
Value at beginning of period	7.65	4.43	10.00
Value at end of period	8.79	7.65	4.43
Number of accumulation units outstanding at end of period	165,853	300,623	79,046
PIONEER FUND VCT
Value at beginning of period	9.55	7.68	11.76	11.27	9.73	9.22	8.62	6.95	9.45	10.00
Value at end of period	11.01	9.55	7.68	11.76	11.27	9.73	9.22	8.62	6.95	9.45
Number of accumulation units outstanding at end of period	153,594	157,122	215,585	135,937	74,298	63,128	29,900	20,595	4,202	429
PIONEER GROWTH OPPORTUNITIES VCT
Value at beginning of period	8.57	5.97	9.31	9.75	10.00
Value at end of period	10.24	8.57	5.97	9.31	9.75
Number of accumulation units outstanding at end of period	57,813	55,994	30,155	25,830	24,255
PIONEER MID CAP VALUE VCT
Value at beginning of period	9.12	7.33	11.14	10.64	10.00
Value at end of period	10.68	9.12	7.33	11.14	10.64
Number of accumulation units outstanding at end of period	108,730	112,839	77,853	74,959	11,428
PRUDENTIAL SERIES EQUITY
Value at beginning of period	13.21	10.00
Value at end of period	14.63	13.21
Number of accumulation units outstanding at end of period	45,702	-
PRUDENTIAL SERIES NATURAL RESOURCES
Value at beginning of period	14.39	10.00
Value at end of period	18.23	14.39
Number of accumulation units outstanding at end of period	160,188	56,818
PUTNAM VT AMERICAN GOVERNMENT INCOME IB
Value at beginning of period	10.00
Value at end of period	10.25
Number of accumulation units outstanding at end of period	46,365
PUTNAM VT EQUITY INCOME IB
Value at beginning of period	10.00
Value at end of period	10.62
Number of accumulation units outstanding at end of period	22,496

ROYCE SMALL-CAP
Value at beginning of period	13.11	10.00
Value at end of period	15.67	13.11
Number of accumulation units outstanding at end of period	163,253	56,559
SCHWAB MARKETTRACK GROWTH
Value at beginning of period	11.78	9.56	14.02	13.35	11.69	11.12	10.03	7.95	9.47	10.00
Value at end of period	13.30	11.78	9.56	14.02	13.35	11.69	11.12	10.03	7.95	9.47
Number of accumulation units outstanding at end of period	868,031	853,815	851,786	828,014	553,378	285,063	213,302	169,578	89,844	64,405
SCHWAB MONEY MARKET
Value at beginning of period	11.42	11.48	11.32	10.88	10.47	10.25	10.23	10.22	10.15	10.00
Value at end of period	11.35	11.42	11.48	11.32	10.88	10.47	10.25	10.23	10.22	10.15
Number of accumulation units outstanding at end of period	4,481,309	4,998,624	8,949,505	6,276,882	4,276,333	2,708,383	2,130,238	2,208,675	3,373,801	1,500,043
SCHWAB S&P 500 INDEX
Value at beginning of period	9.83	7.84	12.44	11.89	10.35	9.95	9.06	7.11	9.23	10.00
Value at end of period	11.20	9.83	7.84	12.44	11.89	10.35	9.95	9.06	7.11	9.23
Number of accumulation units outstanding at end of period	3,745,599	3,858,136	3,857,936	3,348,543	2,814,209	2,315,440	2,177,686	1,389,111	769,309	428,098
SELIGMAN COMMUNICATIONS & INFORMATION
Value at beginning of period	12.16	7.68	12.15	10.62	10.00
Value at end of period	13.87	12.16	7.68	12.15	10.62
Number of accumulation units outstanding at end of period	135,130	150,739	74,712	112,501	50,082
SENTINEL VARIABLE PRODUCTS BOND
Value at beginning of period	10.59	10.00
Value at end of period	11.29	10.59
Number of accumulation units outstanding at end of period	140,347	68,614
SENTINEL VARIABLE PRODUCTS COMMON STOCK
Value at beginning of period	12.64	10.00
Value at end of period	14.54	12.64
Number of accumulation units outstanding at end of period	133,200	17,909
SENTINEL VARIABLE PRODUCTS SMALL COMPANY
Value at beginning of period	12.63	10.00
Value at end of period	15.53	12.63
Number of accumulation units outstanding at end of period	37,793	11,161
THIRD AVENUE VALUE
Value at beginning of period	7.89	5.47	9.77	10.33	10.00
Value at end of period	8.95	7.89	5.47	9.77	10.33
Number of accumulation units outstanding at end of period	619,787	791,857	1,004,049	867,622	453,625
TOUCHSTONE MID CAP GROWTH
Value at beginning of period	13.14	10.00
Value at end of period	15.88	13.14
Number of accumulation units outstanding at end of period	91,070	50,864
VAN ECK VIP GLOBAL BOND
Value at beginning of period	10.90	10.00
Value at end of period	11.50	10.90
Number of accumulation units outstanding at end of period	262,896	87,084
VAN ECK VIP GLOBAL HARD ASSETS
Value at beginning of period	13.51	10.00
Value at end of period	17.28	13.51
Number of accumulation units outstanding at end of period	204,692	90,702
WELLS FARGO ADVANTAGE VT DISCOVERY
Value at beginning of period	9.14	6.56	11.86	9.76	8.57	7.87	6.65	4.98	8.03	10.00
Value at end of period	12.31	9.14	6.56	11.86	9.76	8.57	7.87	6.65	4.98	8.03
Number of accumulation units outstanding at end of period	191,014	182,421	208,456	240,879	142,197	103,024	87,046	92,408	77,343	27,603
WELLS FARGO ADVANTAGE VT OPPORTUNITY

Value at beginning of period	12.22	8.32	13.99	13.20	11.84	11.05	9.41	6.91	9.50	10.00
Value at end of period	15.02	12.22	8.32	13.99	13.20	11.84	11.05	9.41	6.91	9.50
Number of accumulation units outstanding at end of period	166,039	170,046	154,365	150,979	126,802	140,863	153,430	174,504	167,207	113,694
INVESTMENT DIVISION (0.70)	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ALGER BALANCED
Value at beginning of period	11.27	8.78	12.95	11.61	11.16	10.37	9.98	8.45	9.70	10.00
Value at end of period	12.34	11.27	8.78	12.95	11.61	11.16	10.37	9.98	8.45	9.70
Number of accumulation units outstanding at end of period	44,663	53,045	72,980	83,851	100,959	207,288	269,868	307,918	169,538	44,719
ALGER LARGECAP GROWTH
Value at beginning of period	9.02	6.16	11.51	9.67	9.26	8.32	7.94	5.92	8.89	10.00
Value at end of period	10.16	9.02	6.16	11.51	9.67	9.26	8.32	7.94	5.92	8.89
Number of accumulation units outstanding at end of period	118,965	142,949	158,263	208,329	194,217	219,926	252,765	263,150	137,994	53,244
ALGER MID CAP GROWTH
Value at beginning of period	13.09	8.69	21.01	16.08	14.71	13.48	12.01	10.00
Value at end of period	15.52	13.09	8.69	21.01	16.08	14.71	13.48	12.01
Number of accumulation units outstanding at end of period	40,469	55,888	43,857	77,107	64,232	63,719	56,300	70,403
ALLIANCEBERNSTEIN VPS GROWTH & INCOME
Value at beginning of period	9.48	7.90	13.39	12.83	11.02	10.58	9.56	7.26	9.38	10.00
Value at end of period	10.64	9.48	7.90	13.39	12.83	11.02	10.58	9.56	7.26	9.38
Number of accumulation units outstanding at end of period	117,811	181,819	247,617	311,858	331,146	407,125	484,141	439,663	215,640	74,454
ALLIANCEBERNSTEIN VPS GROWTH
Value at beginning of period	8.67	6.55	11.47	10.22	10.40	9.36	8.21	6.12	8.58	10.00
Value at end of period	9.91	8.67	6.55	11.47	10.22	10.40	9.36	8.21	6.12	8.58
Number of accumulation units outstanding at end of period	24,207	49,016	57,966	124,518	113,566	140,601	127,537	71,698	33,931	11,322
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH
Value at beginning of period	12.71	9.17	18.06	15.39	12.20	10.00
Value at end of period	14.25	12.71	9.17	18.06	15.39	12.20
Number of accumulation units outstanding at end of period	113,106	168,992	177,796	193,982	164,349	104,810
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE
Value at beginning of period	7.38	5.52	11.86	11.29	10.00
Value at end of period	7.66	7.38	5.52	11.86	11.29
Number of accumulation units outstanding at end of period	48,171	100,705	138,707	162,291	141,998
ALLIANCEBERNSTEIN VPS REAL ESTATE INVESTMENT
Value at beginning of period	21.76	16.93	26.51	31.23	23.26	20.97	15.57	11.26	11.05	10.00
Value at end of period	27.31	21.76	16.93	26.51	31.23	23.26	20.97	15.57	11.26	11.05
Number of accumulation units outstanding at end of period	105,084	93,854	77,008	92,149	168,132	179,859	215,232	244,925	111,891	16,327
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE
Value at beginning of period	9.61	6.77	10.58	10.48	10.00
Value at end of period	12.10	9.61	6.77	10.58	10.48
Number of accumulation units outstanding at end of period	45,521	51,029	22,426	27,361	23,137
AMERICAN CENTURY VP BALANCED
Value at beginning of period	12.56	10.95	13.84	13.28	12.20	11.71	10.74	10.00
Value at end of period	13.92	12.56	10.95	13.84	13.28	12.20	11.71	10.74
Number of accumulation units outstanding at end of period	27,371	29,260	29,848	37,751	38,504	59,183	36,909	17,320
AMERICAN CENTURY VP INCOME & GROWTH
Value at beginning of period	9.86	8.41	12.95	13.04	11.22	10.80	9.62	7.49	9.36	10.00
Value at end of period	11.18	9.86	8.41	12.95	13.04	11.22	10.80	9.62	7.49	9.36
Number of accumulation units outstanding at end of period	30,810	53,839	67,593	74,358	85,597	103,139	135,993	140,734	46,045	5,696
AMERICAN CENTURY VP INTERNATIONAL
Value at beginning of period	10.99	8.28	15.11	12.88	10.38	9.23	8.09	6.54	8.27	10.00
Value at end of period	12.37	10.99	8.28	15.11	12.88	10.38	9.23	8.09	6.54	8.27
Number of accumulation units outstanding at end of period	80,711	94,834	110,077	148,770	180,737	231,955	209,195	191,289	84,012	27,288
AMERICAN CENTURY VP MID CAP VALUE

Value at beginning of period	13.11	10.00
Value at end of period	15.49	13.11
Number of accumulation units outstanding at end of period	5,546	1,848
AMERICAN CENTURY VP VALUE
Value at beginning of period	13.10	11.00	15.13	16.07	13.64	13.07	11.51	10.00
Value at end of period	14.75	13.10	11.00	15.13	16.07	13.64	13.07	11.51
Number of accumulation units outstanding at end of period	69,811	65,733	103,298	106,549	105,848	94,288	79,721	73,547
COLUMBIA VIT MARSICO 21ST CENTURY
Value at beginning of period	13.31	10.00
Value at end of period	15.49	13.31
Number of accumulation units outstanding at end of period	3,932	4,748
COLUMBIA VIT SMALL CAP VALUE
Value at beginning of period	12.64	10.00
Value at end of period	15.88	12.64
Number of accumulation units outstanding at end of period	4,282	-
DELAWARE VIP SMID CAP GROWTH SERIES
Value at beginning of period	12.13	8.40	14.23	12.69	12.02	10.00
Value at end of period	16.42	12.13	8.40	14.23	12.69	12.02
Number of accumulation units outstanding at end of period	45,105	9,475	2,268	2,268	1,011	1,401
DELAWARE VIP SMALL CAP VALUE SERIES
Value at beginning of period	18.07	13.80	19.82	21.37	18.53	17.05	14.13	10.02	10.70	10.00
Value at end of period	23.73	18.07	13.80	19.82	21.37	18.53	17.05	14.13	10.02	10.70
Number of accumulation units outstanding at end of period	173,466	159,879	175,862	228,361	342,600	385,943	444,074	470,103	247,190	28,758
DREYFUS IP MIDCAP STOCK
Value at beginning of period	12.32	9.15	15.47	15.35	14.35	13.23	11.64	10.00
Value at end of period	15.55	12.32	9.15	15.47	15.35	14.35	13.23	11.64
Number of accumulation units outstanding at end of period	1,488	2,894	10,267	28,840	30,338	43,054	34,564	8,868
DREYFUS VIF APPRECIATION
Value at beginning of period	11.14	9.15	13.09	12.30	10.63	10.26	10.00
Value at end of period	12.76	11.14	9.15	13.09	12.30	10.63	10.26
Number of accumulation units outstanding at end of period	47,255	18,129	23,599	14,505	7,914	262	-
DREYFUS VIF DEVELOPING LEADERS
Value at beginning of period	8.41	6.72	10.85	12.28	11.92	11.34	10.26	7.85	9.77	10.00
Value at end of period	10.96	8.41	6.72	10.85	12.28	11.92	11.34	10.26	7.85	9.77
Number of accumulation units outstanding at end of period	25,425	29,314	38,643	41,470	58,911	85,467	106,621	118,045	91,862	33,176
DREYFUS VIF GROWTH & INCOME
Value at beginning of period	8.82	6.90	11.66	10.83	9.52	9.28	8.69	6.92	9.33	10.00
Value at end of period	10.39	8.82	6.90	11.66	10.83	9.52	9.28	8.69	6.92	9.33
Number of accumulation units outstanding at end of period	42,639	33,210	41,561	43,439	44,891	49,137	74,215	69,730	52,219	19,175
DWS BLUE CHIP VIP
Value at beginning of period	10.75	8.08	13.23	12.88	11.21	10.00
Value at end of period	12.15	10.75	8.08	13.23	12.88	11.21
Number of accumulation units outstanding at end of period	19,783	11,776	19,207	22,283	12,653	2,796
DWS CAPITAL GROWTH VIP
Value at beginning of period	9.08	7.21	10.83	9.69	8.99	8.31	7.75	6.15	8.74	10.00
Value at end of period	10.53	9.08	7.21	10.83	9.69	8.99	8.31	7.75	6.15	8.74
Number of accumulation units outstanding at end of period	46,937	54,586	62,234	47,863	45,796	64,108	71,626	51,458	30,590	7,975
DWS DREMAN SMALL MID CAP VALUE VIP
Value at beginning of period	9.24	7.18	10.85	10.61	10.00
Value at end of period	11.30	9.24	7.18	10.85	10.61
Number of accumulation units outstanding at end of period	30,638	28,689	20,141	9,840	10,825
DWS HEALTH CARE VIP
Value at beginning of period	11.14	9.18	12.04	10.71	10.00

Value at end of period	11.96	11.14	9.18	12.04	10.71
Number of accumulation units outstanding at end of period	19,324	7,756	29,859	17,785	4,275
DWS LARGE CAP VALUE VIP
Value at beginning of period	10.61	8.52	13.49	12.01	10.48	10.00
Value at end of period	11.67	10.61	8.52	13.49	12.01	10.48
Number of accumulation units outstanding at end of period	57,346	20,355	17,898	36,878	31,756	43,396
DWS SMALL CAP GROWTH VIP
Value at beginning of period	6.76	4.84	9.66	9.16	8.76	8.24	7.47	5.66	8.57	10.00
Value at end of period	8.69	6.76	4.84	9.66	9.16	8.76	8.24	7.47	5.66	8.57
Number of accumulation units outstanding at end of period	23,443	24,853	30,657	39,935	62,794	119,327	138,251	151,738	33,680	6,754
DWS SMALL CAP INDEX VIP
Value at beginning of period	13.11	10.43	15.94	16.37	14.03	13.55	11.59	7.97	10.11	10.00
Value at end of period	16.45	13.11	10.43	15.94	16.37	14.03	13.55	11.59	7.97	10.11
Number of accumulation units outstanding at end of period	74,807	85,884	83,527	100,858	117,123	166,915	219,967	230,948	100,826	41,813
DWS STRATEGIC VALUE VIP
Value at beginning of period	8.28	6.66	12.41	12.73	10.80	10.00
Value at end of period	9.25	8.28	6.66	12.41	12.73	10.80
Number of accumulation units outstanding at end of period	12,215	13,444	16,261	29,873	40,224	13,263
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Value at beginning of period	13.37	12.79	12.35	11.71	11.32	11.17	10.86	10.68	10.00
Value at end of period	13.96	13.37	12.79	12.35	11.71	11.32	11.17	10.86	10.68
Number of accumulation units outstanding at end of period	313,216	509,550	568,360	470,898	550,162	717,207	785,115	980,160	876,353
FRANKLIN SMALL CAP VALUE SECURITIES
Value at beginning of period	8.43	6.57	9.88	10.20	10.00
Value at end of period	10.74	8.43	6.57	9.88	10.20
Number of accumulation units outstanding at end of period	20,410	22,467	2,859	2,052	2,052
FRANKLIN TEMPLETON FOREIGN SECURITIES
Value at beginning of period	10.00
Value at end of period	10.81
Number of accumulation units outstanding at end of period	8,236
INVESCO V.I. INTERNATIONAL GROWTH
Value at beginning of period	10.06	7.49	12.66	11.11	10.00
Value at end of period	11.28	10.06	7.49	12.66	11.11
Number of accumulation units outstanding at end of period	26,266	29,914	26,078	37,408	51,223
INVESCO V.I. HIGH YIELD
Value at beginning of period	14.14	9.32	12.63	12.56	11.43	11.20	10.17	8.19	8.36	10.00
Value at end of period	15.95	14.14	9.32	12.63	12.56	11.43	11.20	10.17	8.19	8.36
Number of accumulation units outstanding at end of period	12,047	12,668	20,313	23,264	28,326	57,847	74,732	96,851	61,147	35,883
INVESCO V.I. MID CAP CORE EQUITY
Value at beginning of period	12.50	10.00
Value at end of period	14.16	12.50
Number of accumulation units outstanding at end of period	8,360	519
INVESCO V.I. SMALL CAP EQUITY
Value at beginning of period	12.21	10.00
Value at end of period	15.59	12.21
Number of accumulation units outstanding at end of period	5,336	61
INVESCO V.I. TECHNOLOGY
Value at beginning of period	5.84	3.73	6.78	6.34	5.78	5.69	5.48	3.79	7.19	10.00
Value at end of period	7.03	5.84	3.73	6.78	6.34	5.78	5.69	5.48	3.79	7.19
Number of accumulation units outstanding at end of period	18,675	20,644	34,795	43,714	59,520	72,161	126,127	130,598	17,597	8,092
INVESCO VAN KAMPEN VI COMSTOCK
Value at beginning of period	9.75	7.62	11.93	12.26	10.62	10.00
Value at end of period	11.22	9.75	7.62	11.93	12.26	10.62

Number of accumulation units outstanding at end of period	11,257	7,897	12,582	13,556	12,806	9,871
INVESCO VAN KAMPEN VI GROWTH & INCOME
Value at beginning of period	10.83	8.77	12.99	12.72	11.02	10.00
Value at end of period	12.10	10.83	8.77	12.99	12.72	11.02
Number of accumulation units outstanding at end of period	21,015	49,717	27,969	24,285	21,483	26,202
JANUS ASPEN BALANCED INSTITUTIONAL SHARES
Value at beginning of period	15.32	12.26	14.67	13.36	12.15	11.34	10.52	10.00
Value at end of period	16.49	15.32	12.26	14.67	13.36	12.15	11.34	10.52
Number of accumulation units outstanding at end of period	63,634	76,780	78,149	105,621	123,056	97,347	50,893	13,603
JANUS ASPEN BALANCED SERVICE SHARES
Value at beginning of period	10.84	8.69	10.43	10.00
Value at end of period	11.64	10.84	8.69	10.43
Number of accumulation units outstanding at end of period	245,939	215,381	186,071	16,752
JANUS ASPEN FLEXIBLE BOND INSTITUTIONAL SHARES
Value at beginning of period	16.42	14.61	13.87	13.05	12.61	12.45	12.06	11.42	10.41	10.00
Value at end of period	17.61	16.42	14.61	13.87	13.05	12.61	12.45	12.06	11.42	10.41
Number of accumulation units outstanding at end of period	266,433	296,341	349,074	459,676	546,980	664,139	776,977	875,374	645,422	276,547
JANUS ASPEN FLEXIBLE BOND SERVICE SHARES
Value at beginning of period	12.28	10.95	10.43	10.00
Value at end of period	13.14	12.28	10.95	10.43
Number of accumulation units outstanding at end of period	157,332	163,034	85,020	34,941
JANUS ASPEN WORLDWIDE
Value at beginning of period	8.10	5.92	10.77	9.90	8.43	8.02	7.71	6.26	8.46	10.00
Value at end of period	9.31	8.10	5.92	10.77	9.90	8.43	8.02	7.71	6.26	8.46
Number of accumulation units outstanding at end of period	16,825	18,043	19,109	26,966	27,627	52,221	99,865	127,448	151,128	60,207
JPMORGAN INSURANCE TRUST SMALL CAP CORE
Value at beginning of period	11.73	9.64	14.27	15.23	13.34	12.99	10.28	7.62	9.79	10.00
Value at end of period	14.81	11.73	9.64	14.27	15.23	13.34	12.99	10.28	7.62	9.79
Number of accumulation units outstanding at end of period	20,702	21,742	21,829	35,350	39,502	58,343	90,110	233,971	93,967	64,994
LAZARD RETIREMENT EMERGING MARKETS EQUITY SERIES
Value at beginning of period	14.66	10.00
Value at end of period	17.86	14.66
Number of accumulation units outstanding at end of period	45,330	13,987
LVIP BARON GROWTH OPPORTUNITIES
Value at beginning of period	14.64	10.66	17.64	17.17	14.97	14.58	11.69	10.00
Value at end of period	18.37	14.64	10.66	17.64	17.17	14.97	14.58	11.69
Number of accumulation units outstanding at end of period	47,844	51,788	48,128	76,720	58,943	75,222	88,845	20,363
MFS INTERNATIONAL VALUE
Value at beginning of period	13.12	10.00
Value at end of period	14.17	13.12
Number of accumulation units outstanding at end of period	15,283	1,581
MFS UTILITIES
Value at beginning of period	8.34	6.32	10.00
Value at end of period	9.40	8.34	6.32
Number of accumulation units outstanding at end of period	22,033	20,952	10,673
NEUBERGER BERMAN AMT REGENCY
Value at beginning of period	8.15	5.61	10.46	10.22	10.00
Value at end of period	10.19	8.15	5.61	10.46	10.22
Number of accumulation units outstanding at end of period	1,141	1,141	1,523	7,294	9,345
NVIT MID CAP INDEX
Value at beginning of period	15.03	11.09	17.62	16.53	15.17	13.65	11.90	10.00
Value at end of period	18.79	15.03	11.09	17.62	16.53	15.17	13.65	11.90
Number of accumulation units outstanding at end of period	32,436	35,812	42,090	45,361	49,308	70,632	56,042	27,260

OPPENHEIMER GLOBAL SECURITIES VA
Value at beginning of period	14.22	10.24	17.25	16.34	13.98	12.31	10.41	7.33	9.48	10.00
Value at end of period	16.37	14.22	10.24	17.25	16.34	13.98	12.31	10.41	7.33	9.48
Number of accumulation units outstanding at end of period	228,046	220,118	282,379	341,251	397,451	453,951	430,326	424,864	250,415	31,709
OPPENHEIMER INTERNATIONAL GROWTH VA
Value at beginning of period	13.50	9.76	17.14	15.32	11.80	10.00
Value at end of period	15.38	13.50	9.76	17.14	15.32	11.80
Number of accumulation units outstanding at end of period	33,451	40,434	32,609	102,670	57,487	31,108
PIMCO VIT HIGH YIELD
Value at beginning of period	17.55	12.60	16.58	16.13	14.90	14.41	13.25	10.85	10.00
Value at end of period	19.95	17.55	12.60	16.58	16.13	14.90	14.41	13.25	10.85
Number of accumulation units outstanding at end of period	107,381	117,989	106,436	140,350	217,913	211,290	231,784	272,765	8,425
PIMCO VIT LOW DURATION
Value at beginning of period	12.33	10.96	11.08	10.39	10.07	10.04	9.92	10.00
Value at end of period	12.89	12.33	10.96	11.08	10.39	10.07	10.04	9.92
Number of accumulation units outstanding at end of period	256,585	323,504	232,695	295,140	357,766	342,222	382,875	275,928
PIMCO VIT TOTAL RETURN
Value at beginning of period	13.22	11.67	11.22	10.39	10.08	10.00
Value at end of period	14.19	13.22	11.67	11.22	10.39	10.08
Number of accumulation units outstanding at end of period	456,482	513,699	335,930	197,447	288,330	52,119
PIONEER EMERGING MARKETS VCT
Value at beginning of period	7.65	4.43	10.00
Value at end of period	8.78	7.65	4.43
Number of accumulation units outstanding at end of period	35,115	91,023	5,513
PIONEER FUND VCT
Value at beginning of period	9.52	7.66	11.73	11.25	9.71	9.21	8.61	6.95	9.45	10.00
Value at end of period	10.97	9.52	7.66	11.73	11.25	9.71	9.21	8.61	6.95	9.45
Number of accumulation units outstanding at end of period	11,039	13,095	23,841	13,316	24,425	17,322	47,138	43,763	31,022	7,912
PIONEER GROWTH OPPORTUNITIES VCT
Value at beginning of period	8.55	5.96	9.30	9.74	10.00
Value at end of period	10.21	8.55	5.96	9.30	9.74
Number of accumulation units outstanding at end of period	27,031	25,599	3,740	-	556
PIONEER MID CAP VALUE VCT
Value at beginning of period	9.10	7.32	11.13	10.64	10.00
Value at end of period	10.66	9.10	7.32	11.13	10.64
Number of accumulation units outstanding at end of period	13,756	22,844	17,254	12,356	954
PRUDENTIAL SERIES EQUITY
Value at beginning of period	13.20	10.00
Value at end of period	14.62	13.20
Number of accumulation units outstanding at end of period	690	349
PRUDENTIAL SERIES NATURAL RESOURCES
Value at beginning of period	14.39	10.00
Value at end of period	18.21	14.39
Number of accumulation units outstanding at end of period	94,295	4,498
PUTNAM VT AMERICAN GOVERNMENT INCOME IB
Value at beginning of period	10.00
Value at end of period	10.24
Number of accumulation units outstanding at end of period	5,030
PUTNAM VT EQUITY INCOME IB
Value at beginning of period	10.00
Value at end of period	10.62
Number of accumulation units outstanding at end of period	-
ROYCE SMALL-CAP

Value at beginning of period	13.11	10.00
Value at end of period	15.66	13.11
Number of accumulation units outstanding at end of period	23,810	5,078
SCHWAB MARKETTRACK GROWTH
Value at beginning of period	11.73	9.52	13.97	13.32	11.66	11.10	10.02	7.95	9.46	10.00
Value at end of period	13.23	11.73	9.52	13.97	13.32	11.66	11.10	10.02	7.95	9.46
Number of accumulation units outstanding at end of period	193,819	202,385	212,923	306,788	330,671	329,362	322,534	294,687	166,245	36,799
SCHWAB MONEY MARKET
Value at beginning of period	11.37	11.44	11.28	10.85	10.44	10.24	10.21	10.21	10.15	10.00
Value at end of period	11.30	11.37	11.44	11.28	10.85	10.44	10.24	10.21	10.21	10.15
Number of accumulation units outstanding at end of period	883,275	915,644	1,614,712	1,494,262	1,069,635	1,358,385	1,243,345	2,023,463	3,429,753	776,903
SCHWAB S&P 500 INDEX
Value at beginning of period	9.79	7.81	12.40	11.86	10.33	9.93	9.05	7.10	9.22	10.00
Value at end of period	11.15	9.79	7.81	12.40	11.86	10.33	9.93	9.05	7.10	9.22
Number of accumulation units outstanding at end of period	788,351	823,134	807,769	979,562	1,128,811	1,230,531	1,488,478	1,506,724	748,969	187,288
SELIGMAN COMMUNICATIONS & INFORMATION
Value at beginning of period	12.14	7.67	12.14	10.62	10.00
Value at end of period	13.84	12.14	7.67	12.14	10.62
Number of accumulation units outstanding at end of period	26,992	28,860	19,935	14,568	7,482
SENTINEL VARIABLE PRODUCTS BOND
Value at beginning of period	10.59	10.00
Value at end of period	11.28	10.59
Number of accumulation units outstanding at end of period	-	-
SENTINEL VARIABLE PRODUCTS COMMON STOCK
Value at beginning of period	12.64	10.00
Value at end of period	14.53	12.64
Number of accumulation units outstanding at end of period	132	-
SENTINEL VARIABLE PRODUCTS SMALL COMPANY
Value at beginning of period	12.63	10.00
Value at end of period	15.52	12.63
Number of accumulation units outstanding at end of period	3,362	-
THIRD AVENUE VALUE
Value at beginning of period	7.88	5.46	9.76	10.32	10.00
Value at end of period	8.93	7.88	5.46	9.76	10.32
Number of accumulation units outstanding at end of period	27,446	31,506	57,125	51,529	44,929
TOUCHSTONE MID CAP GROWTH
Value at beginning of period	13.14	10.00
Value at end of period	15.87	13.14
Number of accumulation units outstanding at end of period	8,333	813
VAN ECK VIP GLOBAL BOND
Value at beginning of period	10.90	10.00
Value at end of period	11.49	10.90
Number of accumulation units outstanding at end of period	19,431	7,194
VAN ECK VIP GLOBAL HARD ASSETS
Value at beginning of period	13.51	10.00
Value at end of period	17.26	13.51
Number of accumulation units outstanding at end of period	22,130	10,269
WELLS FARGO ADVANTAGE VT DISCOVERY
Value at beginning of period	9.10	6.53	11.82	9.73	8.55	7.85	6.64	4.98	8.03	10.00
Value at end of period	12.25	9.10	6.53	11.82	9.73	8.55	7.85	6.64	4.98	8.03
Number of accumulation units outstanding at end of period	104,221	104,125	138,128	137,612	161,331	172,144	168,312	185,503	126,654	58,974
WELLS FARGO ADVANTAGE VT OPPORTUNITY
Value at beginning of period	12.17	8.29	13.94	13.17	11.82	11.03	9.39	6.90	9.50	10.00

Value at end of period	14.95	12.17	8.29	13.94	13.17	11.82	11.03	9.39	6.90	9.50
Number of accumulation units outstanding at end of period	73,065	85,597	83,208	99,154	128,584	155,013	226,496	269,503	162,242	53,594
INVESTMENT DIVISION (0.85)	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ALGER BALANCED
Value at beginning of period	11.82	9.22	13.63	12.24	11.78	10.96	10.57	10.00
Value at end of period	12.93	11.82	9.22	13.63	12.24	11.78	10.96	10.57
Number of accumulation units outstanding at end of period	7,122	8,960	10,103	14,959	16,227	48,697	35,620	13,647
ALGER LARGECAP GROWTH
Value at beginning of period	12.85	8.78	16.45	13.83	13.27	11.94	11.42	10.00
Value at end of period	14.45	12.85	8.78	16.45	13.83	13.27	11.94	11.42
Number of accumulation units outstanding at end of period	136,952	204,270	165,677	207,673	92,170	105,834	83,810	36,011
ALGER MID CAP GROWTH
Value at beginning of period	12.96	8.62	20.87	16.00	14.65	13.45	12.00	10.00
Value at end of period	15.34	12.96	8.62	20.87	16.00	14.65	13.45	12.00
Number of accumulation units outstanding at end of period	125,686	134,831	95,444	102,005	78,895	63,608	54,269	22,354
ALLIANCEBERNSTEIN VPS GROWTH & INCOME
Value at beginning of period	11.01	9.19	15.60	14.97	12.87	12.38	11.20	10.00
Value at end of period	12.35	11.01	9.19	15.60	14.97	12.87	12.38	11.20
Number of accumulation units outstanding at end of period	130,139	151,529	301,465	223,765	209,357	243,989	208,800	70,579
ALLIANCEBERNSTEIN VPS GROWTH
Value at beginning of period	11.98	9.07	15.90	14.19	14.47	13.03	11.45	10.00
Value at end of period	13.67	11.98	9.07	15.90	14.19	14.47	13.03	11.45
Number of accumulation units outstanding at end of period	34,587	47,594	71,426	79,267	58,346	55,470	32,220	6,019
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH
Value at beginning of period	12.62	9.12	17.99	15.36	12.19	10.00
Value at end of period	14.13	12.62	9.12	17.99	15.36	12.19
Number of accumulation units outstanding at end of period	323,568	419,349	423,683	499,709	426,600	238,184
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE
Value at beginning of period	7.34	5.49	11.84	11.28	10.00
Value at end of period	7.61	7.34	5.49	11.84	11.28
Number of accumulation units outstanding at end of period	169,069	269,528	431,272	496,719	246,769
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE
Value at beginning of period	9.55	6.74	10.56	10.47	10.00
Value at end of period	12.02	9.55	6.74	10.56	10.47
Number of accumulation units outstanding at end of period	56,347	54,314	77,399	84,062	63,196
ALLIANCEBERNSTEIN VPS REAL ESTATE INVESTMENT
Value at beginning of period	16.86	13.14	20.60	24.31	18.13	16.37	12.17	10.00
Value at end of period	21.13	16.86	13.14	20.60	24.31	18.13	16.37	12.17
Number of accumulation units outstanding at end of period	142,012	123,399	144,190	161,905	183,494	134,999	109,455	69,402
AMERICAN CENTURY VP BALANCED
Value at beginning of period	12.44	10.86	13.75	13.21	12.16	11.68	10.73	10.00
Value at end of period	13.77	12.44	10.86	13.75	13.21	12.16	11.68	10.73
Number of accumulation units outstanding at end of period	76,209	80,333	83,290	79,262	74,508	66,136	42,032	4,639
AMERICAN CENTURY VP INCOME & GROWTH
Value at beginning of period	11.55	9.86	15.21	15.35	13.22	12.74	11.37	10.00
Value at end of period	13.07	11.55	9.86	15.21	15.35	13.22	12.74	11.37
Number of accumulation units outstanding at end of period	78,643	120,848	122,928	143,569	178,802	199,096	152,230	33,941
AMERICAN CENTURY VP INTERNATIONAL
Value at beginning of period	15.62	11.78	21.53	18.39	14.84	13.21	11.59	10.00
Value at end of period	17.55	15.62	11.78	21.53	18.39	14.84	13.21	11.59
Number of accumulation units outstanding at end of period	31,549	42,071	53,741	70,220	85,336	108,282	69,617	23,853
AMERICAN CENTURY VP MID CAP VALUE
Value at beginning of period	13.09	10.00

Value at end of period	15.45	13.09
Number of accumulation units outstanding at end of period	20,509	9,024
AMERICAN CENTURY VP VALUE
Value at beginning of period	12.97	10.91	15.03	15.98	13.58	13.04	11.50	10.00
Value at end of period	14.59	12.97	10.91	15.03	15.98	13.58	13.04	11.50
Number of accumulation units outstanding at end of period	268,246	189,899	206,339	253,985	250,774	188,050	74,425	24,559
COLUMBIA VIT MARSICO 21ST CENTURY
Value at beginning of period	13.30	10.00
Value at end of period	15.45	13.30
Number of accumulation units outstanding at end of period	19,127	1,838
COLUMBIA VIT SMALL CAP VALUE
Value at beginning of period	12.63	10.00
Value at end of period	15.84	12.63
Number of accumulation units outstanding at end of period	1,386	1,175
DELAWARE VIP SMALL CAP VALUE SERIES
Value at beginning of period	15.34	11.73	16.88	18.23	15.82	14.58	12.11	10.00
Value at end of period	20.12	15.34	11.73	16.88	18.23	15.82	14.58	12.11
Number of accumulation units outstanding at end of period	161,664	182,026	215,309	234,525	255,370	254,630	163,904	80,773
DELAWARE VIP SMID CAP GROWTH SERIES
Value at beginning of period	12.05	8.36	14.18	12.66	12.00	10.00
Value at end of period	16.29	12.05	8.36	14.18	12.66	12.00
Number of accumulation units outstanding at end of period	35,396	21,394	7,856	7,671	8,205	1,421
DREYFUS IP MIDCAP STOCK
Value at beginning of period	12.20	9.08	15.37	15.27	14.29	13.20	11.63	10.00
Value at end of period	15.37	12.20	9.08	15.37	15.27	14.29	13.20	11.63
Number of accumulation units outstanding at end of period	12,936	23,637	25,388	29,180	32,551	32,283	21,286	8,127
DREYFUS VIF APPRECIATION
Value at beginning of period	11.04	9.09	13.01	12.25	10.61	10.25	10.00
Value at end of period	12.63	11.04	9.09	13.01	12.25	10.61	10.25
Number of accumulation units outstanding at end of period	147,217	58,170	44,131	36,497	29,061	1,387	411
DREYFUS VIF DEVELOPING LEADERS
Value at beginning of period	9.61	7.69	12.43	14.09	13.70	13.05	11.83	10.00
Value at end of period	12.50	9.61	7.69	12.43	14.09	13.70	13.05	11.83
Number of accumulation units outstanding at end of period	4,597	4,597	4,597	5,326	7,959	11,921	15,298	4,146
DREYFUS VIF GROWTH & INCOME
Value at beginning of period	11.27	8.82	14.94	13.89	12.23	11.94	11.20	10.00
Value at end of period	13.25	11.27	8.82	14.94	13.89	12.23	11.94	11.20
Number of accumulation units outstanding at end of period	21,316	11,759	11,498	13,890	20,406	15,152	12,048	4,334
DWS BLUE CHIP VIP
Value at beginning of period	10.68	8.04	13.18	12.84	11.20	10.00
Value at end of period	12.05	10.68	8.04	13.18	12.84	11.20
Number of accumulation units outstanding at end of period	61,689	64,950	63,702	170,978	36,754	2,467
DWS CAPITAL GROWTH VIP
Value at beginning of period	12.92	10.27	15.45	13.84	12.86	11.91	11.12	10.00
Value at end of period	14.95	12.92	10.27	15.45	13.84	12.86	11.91	11.12
Number of accumulation units outstanding at end of period	142,615	98,593	99,523	61,148	41,824	53,890	22,290	7,824
DWS DREMAN SMALL MID CAP VALUE VIP
Value at beginning of period	9.19	7.15	10.83	10.59	10.00
Value at end of period	11.22	9.19	7.15	10.83	10.59
Number of accumulation units outstanding at end of period	151,007	96,964	105,545	71,500	40,642
DWS HEALTH CARE VIP
Value at beginning of period	11.08	9.14	12.01	10.70	10.00
Value at end of period	11.88	11.08	9.14	12.01	10.70

Number of accumulation units outstanding at end of period	47,618	50,351	74,173	79,526	43,455
DWS LARGE CAP VALUE VIP
Value at beginning of period	10.53	8.47	13.44	11.98	10.47	10.00
Value at end of period	11.57	10.53	8.47	13.44	11.98	10.47
Number of accumulation units outstanding at end of period	279,139	180,430	194,320	92,548	55,635	53,847
DWS SMALL CAP GROWTH VIP
Value at beginning of period	10.22	7.33	14.65	13.91	13.32	12.55	11.40	10.00
Value at end of period	13.12	10.22	7.33	14.65	13.91	13.32	12.55	11.40
Number of accumulation units outstanding at end of period	16,031	29,108	29,336	33,309	34,684	35,987	38,921	13,386
DWS SMALL CAP INDEX VIP
Value at beginning of period	13.90	11.07	16.95	17.43	14.96	14.47	12.39	10.00
Value at end of period	17.41	13.90	11.07	16.95	17.43	14.96	14.47	12.39
Number of accumulation units outstanding at end of period	59,663	66,901	103,591	75,211	67,445	75,602	132,249	53,362
DWS STRATEGIC VALUE VIP
Value at beginning of period	8.22	6.62	12.36	12.70	10.79	10.00
Value at end of period	9.18	8.22	6.62	12.36	12.70	10.79
Number of accumulation units outstanding at end of period	33,654	41,937	101,113	149,336	282,877	15,454
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Value at beginning of period	12.11	11.61	11.23	10.65	10.32	10.20	9.93	10.00
Value at end of period	12.63	12.11	11.61	11.23	10.65	10.32	10.20	9.93
Number of accumulation units outstanding at end of period	473,929	487,275	731,081	285,929	230,921	225,523	201,397	56,076
FRANKLIN SMALL CAP VALUE SECURITIES
Value at beginning of period	8.39	6.55	9.86	10.19	10.00
Value at end of period	10.66	8.39	6.55	9.86	10.19
Number of accumulation units outstanding at end of period	58,224	39,235	24,888	13,263	8,845
FRANKLIN TEMPLETON FOREIGN SECURITIES
Value at beginning of period	10.00
Value at end of period	10.80
Number of accumulation units outstanding at end of period	20,294
INVESCO V.I. INTERNATIONAL GROWTH
Value at beginning of period	10.01	7.46	12.62	11.10	10.00
Value at end of period	11.20	10.01	7.46	12.62	11.10
Number of accumulation units outstanding at end of period	243,123	124,419	47,901	177,502	22,099
INVESCO V.I. HIGH YIELD
Value at beginning of period	15.14	10.00	13.57	13.51	12.31	12.08	10.99	10.00
Value at end of period	17.05	15.14	10.00	13.57	13.51	12.31	12.08	10.99
Number of accumulation units outstanding at end of period	6,916	25,419	27,768	28,476	30,257	37,287	36,279	13,584
INVESCO V.I. MID CAP CORE EQUITY
Value at beginning of period	12.48	10.00
Value at end of period	14.12	12.48
Number of accumulation units outstanding at end of period	23,797	5,850
INVESCO V.I. SMALL CAP EQUITY
Value at beginning of period	12.20	10.00
Value at end of period	15.55	12.20
Number of accumulation units outstanding at end of period	6,712	1,925
INVESCO V.I. TECHNOLOGY
Value at beginning of period	12.78	8.19	14.89	13.94	12.72	12.56	12.11	10.00
Value at end of period	15.38	12.78	8.19	14.89	13.94	12.72	12.56	12.11
Number of accumulation units outstanding at end of period	3,192	4,613	6,702	8,501	9,986	12,290	6,234	3,059
INVESCO VAN KAMPEN VI COMSTOCK
Value at beginning of period	9.68	7.58	11.88	12.23	10.61	10.00
Value at end of period	11.13	9.68	7.58	11.88	12.23	10.61
Number of accumulation units outstanding at end of period	43,837	27,918	33,585	28,143	27,267	5,933

INVESCO VAN KAMPEN VI GROWTH & INCOME
Value at beginning of period	10.75	8.72	12.94	12.69	11.01	10.00
Value at end of period	11.99	10.75	8.72	12.94	12.69	11.01
Number of accumulation units outstanding at end of period	142,240	245,184	136,112	138,873	96,797	10,206
JANUS ASPEN BALANCED INSTITUTIONAL SHARES
Value at beginning of period	15.17	12.15	14.56	13.29	12.11	11.31	10.51	10.00
Value at end of period	16.30	15.17	12.15	14.56	13.29	12.11	11.31	10.51
Number of accumulation units outstanding at end of period	100,763	107,377	131,297	166,568	149,007	64,795	31,722	13,180
JANUS ASPEN BALANCED SERVICE SHARES
Value at beginning of period	10.80	8.67	10.42	10.00
Value at end of period	11.58	10.80	8.67	10.42
Number of accumulation units outstanding at end of period	540,710	338,708	286,803	148,213
JANUS ASPEN FLEXIBLE BOND INSTITUTIONAL SHARES
Value at beginning of period	13.31	11.85	11.27	10.62	10.28	10.16	9.86	10.00
Value at end of period	14.25	13.31	11.85	11.27	10.62	10.28	10.16	9.86
Number of accumulation units outstanding at end of period	123,907	201,257	258,673	334,781	343,139	235,099	161,654	65,697
JANUS ASPEN FLEXIBLE BOND SERVICE SHARES
Value at beginning of period	12.23	10.92	10.42	10.00
Value at end of period	13.07	12.23	10.92	10.42
Number of accumulation units outstanding at end of period	450,845	412,740	257,478	104,560
JANUS ASPEN WORLDWIDE
Value at beginning of period	11.90	8.72	15.89	14.61	12.47	11.88	11.43	10.00
Value at end of period	13.67	11.90	8.72	15.89	14.61	12.47	11.88	11.43
Number of accumulation units outstanding at end of period	7,147	25,022	25,784	25,784	29,575	29,804	27,225	29,557
JPMORGAN INSURANCE TRUST SMALL CAP CORE
Value at beginning of period	13.84	11.39	16.89	18.05	15.83	15.44	12.24	10.00
Value at end of period	17.45	13.84	11.39	16.89	18.05	15.83	15.44	12.24
Number of accumulation units outstanding at end of period	6,246	7,199	8,064	12,452	15,259	13,259	13,210	3,393
LAZARD RETIREMENT EMERGING MARKETS EQUITY SERIES
Value at beginning of period	14.64	10.00
Value at end of period	17.81	14.64
Number of accumulation units outstanding at end of period	196,397	55,228
LVIP BARON GROWTH OPPORTUNITIES
Value at beginning of period	14.50	10.57	17.51	17.08	14.91	14.55	11.68	10.00
Value at end of period	18.17	14.50	10.57	17.51	17.08	14.91	14.55	11.68
Number of accumulation units outstanding at end of period	144,204	156,173	162,592	195,354	208,005	197,106	125,418	26,629
MFS INTERNATIONAL VALUE
Value at beginning of period	13.11	10.00
Value at end of period	14.14	13.11
Number of accumulation units outstanding at end of period	177,859	32,806
MFS UTILITIES
Value at beginning of period	8.32	6.31	10.00
Value at end of period	9.36	8.32	6.31
Number of accumulation units outstanding at end of period	43,468	40,180	7,904
NEUBERGER BERMAN AMT REGENCY
Value at beginning of period	8.10	5.59	10.43	10.21	10.00
Value at end of period	10.12	8.10	5.59	10.43	10.21
Number of accumulation units outstanding at end of period	4,163	5,457	10,124	12,724	6,043
NVIT MID CAP INDEX
Value at beginning of period	14.89	11.00	17.50	16.44	15.11	13.62	11.89	10.00
Value at end of period	18.58	14.89	11.00	17.50	16.44	15.11	13.62	11.89
Number of accumulation units outstanding at end of period	106,625	109,304	112,076	144,149	144,076	124,468	62,921	17,199
OPPENHEIMER GLOBAL SECURITIES VA

Value at beginning of period	17.04	12.29	20.73	19.66	16.85	14.87	12.58	10.00
Value at end of period	19.59	17.04	12.29	20.73	19.66	16.85	14.87	12.58
Number of accumulation units outstanding at end of period	177,111	236,464	278,810	348,861	287,660	245,693	166,981	39,176
OPPENHEIMER INTERNATIONAL GROWTH VA
Value at beginning of period	13.40	9.71	17.07	15.29	11.79	10.00
Value at end of period	15.25	13.40	9.71	17.07	15.29	11.79
Number of accumulation units outstanding at end of period	112,057	123,021	110,878	199,424	94,572	35,210
PIMCO VIT HIGH YIELD
Value at beginning of period	13.93	10.02	13.20	12.86	11.89	11.52	10.61	10.00
Value at end of period	15.81	13.93	10.02	13.20	12.86	11.89	11.52	10.61
Number of accumulation units outstanding at end of period	437,868	380,913	399,775	368,662	300,138	236,973	164,512	113,185
PIMCO VIT LOW DURATION
Value at beginning of period	12.21	10.87	11.00	10.34	10.03	10.01	9.91	10.00
Value at end of period	12.75	12.21	10.87	11.00	10.34	10.03	10.01	9.91
Number of accumulation units outstanding at end of period	1,107,974	1,099,172	782,080	743,594	780,285	647,606	454,971	115,317
PIMCO VIT TOTAL RETURN
Value at beginning of period	13.13	11.61	11.17	10.36	10.06	10.00
Value at end of period	14.07	13.13	11.61	11.17	10.36	10.06
Number of accumulation units outstanding at end of period	2,102,149	2,025,341	1,649,130	1,198,424	784,104	175,973
PIONEER EMERGING MARKETS VCT
Value at beginning of period	7.63	4.42	10.00
Value at end of period	8.74	7.63	4.42
Number of accumulation units outstanding at end of period	51,580	172,627	70,085
PIONEER FUND VCT
Value at beginning of period	12.11	9.75	14.96	14.37	12.43	11.81	11.06	10.00
Value at end of period	13.93	12.11	9.75	14.96	14.37	12.43	11.81	11.06
Number of accumulation units outstanding at end of period	22,360	21,183	26,988	48,015	25,733	13,459	11,046	6,352
PIONEER GROWTH OPPORTUNITIES VCT
Value at beginning of period	8.51	5.93	9.28	9.73	10.00
Value at end of period	10.14	8.51	5.93	9.28	9.73
Number of accumulation units outstanding at end of period	18,849	13,256	5,589	9,737	6,797
PIONEER MID CAP VALUE VCT
Value at beginning of period	9.05	7.29	11.10	10.63	10.00
Value at end of period	10.58	9.05	7.29	11.10	10.63
Number of accumulation units outstanding at end of period	35,798	30,810	34,312	25,325	4,123
PRUDENTIAL SERIES EQUITY
Value at beginning of period	13.19	10.00
Value at end of period	14.59	13.19
Number of accumulation units outstanding at end of period	34,340	1,091
PRUDENTIAL SERIES NATURAL RESOURCES
Value at beginning of period	14.37	10.00
Value at end of period	18.17	14.37
Number of accumulation units outstanding at end of period	34,492	24,804
PUTNAM VT AMERICAN GOVERNMENT INCOME IB
Value at beginning of period	10.00
Value at end of period	10.23
Number of accumulation units outstanding at end of period	15,223
PUTNAM VT EQUITY INCOME IB
Value at beginning of period	10.00
Value at end of period	10.61
Number of accumulation units outstanding at end of period	53,228
ROYCE SMALL-CAP
Value at beginning of period	13.10	10.00

Value at end of period	15.62	13.10
Number of accumulation units outstanding at end of period	56,868	21,128
SCHWAB MARKETTRACK GROWTH
Value at beginning of period	13.13	10.68	15.69	14.98	13.14	12.53	11.32	10.00
Value at end of period	14.80	13.13	10.68	15.69	14.98	13.14	12.53	11.32
Number of accumulation units outstanding at end of period	321,325	299,022	323,868	326,676	400,328	292,308	222,989	165,803
SCHWAB MONEY MARKET
Value at beginning of period	11.02	11.10	10.97	10.56	10.18	9.99	9.99	10.00
Value at end of period	10.93	11.02	11.10	10.97	10.56	10.18	9.99	9.99
Number of accumulation units outstanding at end of period	2,061,906	2,043,718	3,249,305	2,647,953	1,510,198	1,178,676	964,982	752,882
SCHWAB S&P 500 INDEX
Value at beginning of period	12.10	9.67	15.38	14.72	12.84	12.37	11.28	10.00
Value at end of period	13.76	12.10	9.67	15.38	14.72	12.84	12.37	11.28
Number of accumulation units outstanding at end of period	944,880	1,226,943	1,128,397	1,069,568	970,617	983,799	666,583	217,600
SELIGMAN COMMUNICATIONS & INFORMATION
Value at beginning of period	12.07	7.64	12.11	10.61	10.00
Value at end of period	13.74	12.07	7.64	12.11	10.61
Number of accumulation units outstanding at end of period	73,899	76,127	18,561	21,105	14,654
SENTINEL VARIABLE PRODUCTS BOND
Value at beginning of period	10.58	10.00
Value at end of period	11.25	10.58
Number of accumulation units outstanding at end of period	4,837	1,862
SENTINEL VARIABLE PRODUCTS COMMON STOCK
Value at beginning of period	12.62	10.00
Value at end of period	14.49	12.62
Number of accumulation units outstanding at end of period	75,026	24,625
SENTINEL VARIABLE PRODUCTS SMALL COMPANY
Value at beginning of period	12.62	10.00
Value at end of period	15.48	12.62
Number of accumulation units outstanding at end of period	5,559	1,128
THIRD AVENUE VALUE
Value at beginning of period	7.84	5.44	9.73	10.31	10.00
Value at end of period	8.86	7.84	5.44	9.73	10.31
Number of accumulation units outstanding at end of period	114,401	134,861	183,460	190,120	123,718
TOUCHSTONE MID CAP GROWTH
Value at beginning of period	13.13	10.00
Value at end of period	15.83	13.13
Number of accumulation units outstanding at end of period	12,529	8
VAN ECK VIP GLOBAL BOND
Value at beginning of period	10.89	10.00
Value at end of period	11.47	10.89
Number of accumulation units outstanding at end of period	218,731	124,148
VAN ECK VIP GLOBAL HARD ASSETS
Value at beginning of period	13.50	10.00
Value at end of period	17.22	13.50
Number of accumulation units outstanding at end of period	98,924	44,271
WELLS FARGO ADVANTAGE VT DISCOVERY
Value at beginning of period	14.86	10.68	19.36	15.96	14.03	12.92	10.93	10.00
Value at end of period	19.97	14.86	10.68	19.36	15.96	14.03	12.92	10.93
Number of accumulation units outstanding at end of period	56,231	39,852	47,852	52,061	30,520	18,244	53,190	3,396
WELLS FARGO ADVANTAGE VT OPPORTUNITY
Value at beginning of period	14.92	10.19	17.15	16.22	14.58	13.63	11.63	10.00
Value at end of period	18.31	14.92	10.19	17.15	16.22	14.58	13.63	11.63

Number of accumulation units outstanding at end of period	39,807	40,106	40,271	30,832	23,158	38,056	47,335	31,082

Appendix B – Net Investment Factor

The Net Investment Factor is determined by dividing (a) by (b), and subtracting (c) from the result where:

(a) is the net result of:

1)     the net asset value per share of the Portfolio shares determined as of the end of the current Valuation Period, plus

2)     the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Portfolio on shares if the “ex-dividend” date occurs during the current Valuation Period, minus or plus

3)     a per unit charge or credit for any taxes incurred by or provided for in the Sub-Account, which is determined by GWL&A to have resulted from the investment operations of the Sub-Account, and

(b) is the net asset value per share of the Portfolio shares determined as of the end of the immediately preceding Valuation Period, and

(c) is an amount representing the Mortality and Expense Risk Charge deducted from each Sub-Account on a daily basis. Such amount is equal to 0.65% if you have selected Death Benefit option 1 or 0.70% if you have selected Death Benefit option 2 on Contracts issued before May 1, 2003 and 0.85% if you have selected Death Benefit option 2 on Contracts issued on May 1, 2003 or thereafter.

The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit Value may increase, decrease, or remain unchanged.

The net asset value per share referred to in paragraphs (a)(1) and (b) above, reflects the investment performance of the Portfolio as well as the payment of Portfolio expenses.

B-1

VARIABLE ANNUITY-1 SERIES ACCOUNT

SCHWAB ONESOURCE ANNUITY®

Flexible Premium Deferred Variable

Annuity Contracts

issued by

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

Telephone: (800) 468-8661 (Outside Colorado)

(800) 547-4957 (Colorado)

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, dated May 1, 2011, which is available without charge by contacting the Annuity Service Center, P.O. Box 173921, Denver, Colorado 80217-3921 or at 1-800-838-0649.

The date of this Statement of Additional Information is

May 1, 2011

Page

GENERAL INFORMATION

GREAT-WEST LIFE & ANNUITY AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT

CALCULATION OF ANNUITY PAYMENTS

POSTPONEMENT OF PAYMENTS

SERVICES
- Safekeeping of Series Account Assets
- Independent Registered Public Accounting Firm
- Principal Underwriter
- Administrative Services

WITHHOLDING

FINANCIAL STATEMENTS

GENERAL INFORMATION

In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you. Terms used in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading “Definitions.”

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT

Great-West Life & Annuity Insurance Company (the “Company”), the issuer of the Contract, is a Colorado corporation qualified to sell life insurance and annuity contracts in Puerto Rico, U.S. Virgin Islands, Guam, the District of Columbia and all states except New York. The Company is a wholly owned subsidiary of GWL&A Financial, Inc., a Delaware holding company. GWL&A Financial, Inc. is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is a subsidiary of Power Financial Corporation, a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada, a Canadian holding and management company. Mr. Paul Desmarais, through a group of private holding companies that he controls, has voting control of Power Corporation of Canada.

The assets allocated to the Variable Annuity-1 Series Account (the “Series Account”) are the exclusive property of the Company. Registration of the Series Account under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies of the Series Account or of the Company by the Securities and Exchange Commission. The Company may accumulate in the Series Account proceeds from charges under the Contracts and other amounts in excess of the Series Account assets representing reserves and liabilities under the Contract and other variable annuity contracts issued by the Company. The Company may from time to time transfer to its general account any of such excess amounts. Under certain remote circumstances, the assets of one Sub-Account may not be insulated from liability associated with another Sub-Account.

CALCULATION OF ANNUITY PAYMENTS

Variable Annuity Options

The Company converts the accumulation units for each Sub-Account held by you into Annuity Units at their values determined as of the end of the valuation period which contains the Payout Commencement Date. The number of Annuity Units paid for each Sub-Account is determined by dividing the amount of the first payment by the Annuity Unit value on the first valuation date preceding the date the first payout is due. The number of Annuity Units used to calculate each payout for a Sub-Account remains fixed during the Annuity Payment Period.

The first payment under a variable annuity payment option will be based on the value of each Sub-Account on the first valuation date preceding the Annuity Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payout option. Payments after the first will vary depending upon the investment experience of the Sub-Accounts. The subsequent amount paid is determined by multiplying (a) by (b) where (a) is the number of Annuity Units to be paid and (b) is the Annuity Unit value on the first valuation date preceding the date the annuity payout is due. The total amount of each variable annuity payout will be the sum of the variable annuity payments for each Sub-Account.

POSTPONEMENT OF PAYMENTS

With respect to amounts allocated to the Series Account, payment of any amount due upon a total or partial surrender, death or under an annuity option will ordinarily be made within seven days after all documents required for such payment are received by the Schwab Insurance & Annuity Service Center. However, the determination, application or payment of any Death Benefit, Transfer, full surrender, partial withdrawal or annuity payment may be deferred (1) for any period (A) during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or (B) trading on the New York Stock Exchange is restricted, (2) for any period during which an emergency exists as a result of which (A) disposal by the Series Account of securities owned by it is not reasonably practicable or (B) it is not reasonably practicable for the Series Account to determine the value of its net assets, or (3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of investors.

SERVICES

A.	Safekeeping of Series Account Assets

The assets of the Series Account are held by the Company. The assets of the Series Account are kept physically segregated and held separate and apart from the general account of the Company. The Company maintains records of all purchases and redemptions of shares of the Portfolios. Additional protection for the assets of the Series Account is afforded by a financial institution bond that includes fidelity coverage issued to The Great-West LifeCo, Inc. and subsidiary companies in the amount of $50 million (Canadian) per occurrence and $100 million (Canadian) aggregate, which covers all officers and employees of the Company.

B.	Independent Registered Public Accounting Firm

Deloitte & Touche LLP, 555 Seventeenth Street, Suite 3600, Denver, CO 80202, serves as the Company’s and the Series Account’s independent registered public accounting firm. Deloitte & Touche LLP audits financial statements for the Company and the Series Account and provides other audit, tax, and related services.

The financial statements of each of the investment divisions of the Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company and the consolidated financial statements of Great-West Life & Annuity Insurance Company and subsidiaries included in this Prospectus and elsewhere in the Registration Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein and elsewhere in the Registration Statement which report expresses an unqualified opinion on the consolidated financial statements and financial statement schedule of Great-West Life & Annuity

Insurance Company and subsidiaries and includes an explanatory paragraph referring to the change in accounting for the recognition and presentation of other-than-temporary impairments for certain investments, as required by accounting guidance adopted on April 1, 2009, and both have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

C.	Principal Underwriter

The offering of the Contracts is made on a continuous basis by GWFS Equities, Inc., a wholly owned subsidiary of the Company. GWFS is a Delaware corporation and is a member of FINRA. The Company does not anticipate discontinuing the offering of the Contract, although it reserves the right to do so. The Contract generally will be issued for Annuitants from birth to age ninety. The aggregate dollar amount of commissions paid to, and retained by, GWFS for the Contracts was zero for the last three fiscal years.

D.	Administrative Services

Certain administrative services are provided by GWFS to assist the Company in processing the Contracts. These services are described in written agreements between GWFS and the Company. The total compensation paid to GWFS in connection with these services was zero for the last three fiscal years.

WITHHOLDING

Annuity payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.

Notwithstanding the recipient’s election, withholding may be required with respect to certain payments to be delivered outside the United States. Moreover, special “backup withholding” rules may require the Company to disregard the recipient’s election if the recipient fails to supply the Company with a “TIN” or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies the Company that the TIN provided by the recipient is incorrect.

FINANCIAL STATEMENTS

The consolidated financial statements of the Company should be considered only as bearing upon the Company’s ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interest of Owners under the Contracts is affected solely by the investment results of the Series Account.

Great-West Life & Annuity

Insurance Company (a wholly-

owned subsidiary of GWL&A

Financial Inc.)

Consolidated Balance Sheets as of December 31, 2010

and 2009 and Related Consolidated Statements of

Income, Statements of Stockholder’s Equity and

Statements of Cash Flows for Each of the Three Years in

the Period Ended December 31, 2010 and Report of

Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of

Great-West Life & Annuity Insurance Company

Greenwood Village, Colorado

We have audited the accompanying consolidated balance sheets of Great-West Life & Annuity Insurance Company and subsidiaries (the “Company”) as of December 31, 2010 and 2009, and the related consolidated statements of income, stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2010. Our audits also included the financial statement schedule listed in the Index at Item 15. These consolidated financial statements and financial statement schedule are the responsibility of the Company’s management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedule based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2010, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedule, when considered in relation to the basic consolidated financial statements taken as a whole, presents fairly in all material respects the information set forth therein.

As discussed in Note 2, the Company changed its accounting for the recognition and presentation of other-than-temporary impairments for certain investments, as required by accounting guidance adopted on April 1, 2009.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

March 31, 2011

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Balance Sheets

December 31, 2010 and 2009

(In Thousands, Except Share Amounts)

	December 31,
	2010	2009
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost $15,382,402 and $14,117,799)	$15,943,057	$13,917,813
Fixed maturities, held for trading, at fair value (amortized cost $134,587 and $135,425)	144,174	140,174
Mortgage loans on real estate (net of allowances of $16,300 and $14,854)	1,722,422	1,554,132
Equity investments, available-for-sale, at fair value (cost $1,313 and $18,860)	1,888	25,679
Policy loans	4,059,640	3,971,833
Short-term investments, available-for-sale (cost approximates fair value)	964,507	488,480
Limited partnership and other corporation interests	210,146	253,605
Other investments	22,762	24,312

Total investments	23,068,596	20,376,028

Other assets:
Cash	4,476	170,978
Reinsurance receivable	594,997	573,963
Deferred acquisition costs and value of business acquired	306,948	445,257
Investment income due and accrued	239,345	225,449
Premiums in course of collection	15,421	9,015
Deferred income tax assets, net	-	182,441
Collateral under securities lending agreements	51,749	38,296
Due from parent and affiliates	203,231	185,972
Goodwill	105,255	105,255
Other intangible assets	25,642	29,632
Other assets	460,573	491,471
Assets of discontinued operations	62,091	87,719
Separate account assets	22,489,038	18,886,901

Total assets	$47,627,362	$41,808,377

See notes to consolidated financial statements.		(Continued	)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Balance Sheets

December 31, 2010 and 2009

(In Thousands, Except Share Amounts)

	December 31,
	2010	2009
Liabilities and stockholder’s equity
Policy benefit liabilities:
Future policy benefits	$20,420,875	$18,972,560
Policy and contract claims	293,383	286,176
Policyholders’ funds	372,980	358,795
Provision for policyholders’ dividends	66,244	69,494
Undistributed earnings on participating business	6,803	3,580

Total policy benefit liabilities	21,160,285	19,690,605

General liabilities:
Due to parent and affiliates	537,474	537,563
Repurchase agreements	936,762	491,338
Commercial paper	91,681	97,613
Payable under securities lending agreements	51,749	38,296
Deferred income tax liabilities, net	57,798	-
Other liabilities	460,310	618,508
Liabilities of discontinued operations	62,042	87,719
Separate account liabilities	22,489,038	18,886,901

Total liabilities	45,847,139	40,448,543

Commitments and contingencies (Note 20)

Stockholder’s equity:
Preferred stock, $1 par value, 50,000,000 shares authorized; none issued and outstanding	-	-
Common stock, $1 par value, 50,000,000 shares authorized; 7,032,000 shares issued and outstanding	7,032	7,032
Additional paid-in capital	764,644	761,330
Accumulated other comprehensive income (loss)	242,516	(132,721)
Retained earnings	766,031	724,193

Total stockholder’s equity	1,780,223	1,359,834

Total liabilities and stockholder’s equity	$47,627,362	$41,808,377

See notes to consolidated financial statements.	(Concluded)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Statements of Income

Years Ended December 31, 2010, 2009 and 2008

(In Thousands)

	Year ended December 31,
	2010	2009	2008
Revenues:
Premium income, net of premiums ceded of $41,474, $48,761 and $37,176	$805,622	$560,252	$525,137
Fee income	447,954	386,201	429,221
Net investment income	1,174,744	1,149,084	1,078,469
Realized investment gains (losses), net:
Total other-than-temporary losses	(96,648)	(112,764)	(91,398)
Other-than-temporary losses transferred to other comprehensive income	16,747	13,422	-
Other realized investment gains, net	55,406	31,802	69,702

Total realized investment gains (losses), net	(24,495)	(67,540)	(21,696)

Total revenues	2,403,825	2,027,997	2,011,131

Benefits and expenses:
Life and other policy benefits, net of reinsurance recoveries of $30,678, $47,077 and $42,380	628,895	590,456	605,111
Increase (decrease) in future policy benefits	320,167	109,728	(38,354)
Interest paid or credited to contractholders	518,918	552,620	515,428
Provision (benefit) for policyholders’ share of earnings on participating business (Note 4)	2,197	1,245	(206,415)
Dividends to policyholders	70,230	72,755	71,818

Total benefits	1,540,407	1,326,804	947,588
General insurance expenses	498,386	435,478	436,987
Amortization of deferred acquisition costs and value of business acquired	50,741	62,274	50,541
Interest expense	37,421	37,508	39,804

Total benefits and expenses, net	2,126,955	1,862,064	1,474,920

Income from continuing operations before income taxes	276,870	165,933	536,211
Income tax expense	72,515	41,433	83,491

Income from continuing operations	204,355	124,500	452,720
Income (loss) from discontinued operations, net of income tax expense (benefit) of ($900), $- and $373,436	(1,600)	-	668,188

Net income	$202,755	$124,500	$1,120,908

See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Statements of Stockholder’s Equity

Years ended December 31, 2010, 2009 and 2008

(In Thousands)

			Accumulated Other Comprehensive Income (Loss)
	Common stock	Additional paid-in capital	Unrealized gains (losses) on securities	Employee benefit plan adjustments	Retained earnings	Total
Balances, January 1, 2008	$7,032	$747,533	$(5,687)	$4,169	$1,267,438	$2,020,485
Net income					1,120,908	1,120,908
Other comprehensive income (loss), net of income taxes:
Net change in unrealized gains (losses)			(685,907)			(685,907)
Employee benefit plan adjustment				(75,248)		(75,248)

Total comprehensive income						359,753
Impact of adopting ASC section 715-20-65 “Defined Benefit Plans” measurement date provisions					(206)	(206)
Dividends					(1,772,293)	(1,772,293)
Capital contribution-stock-based compensation		5,123				5,123
Income tax benefit on stock-based compensation		4,256				4,256

Balances, December 31, 2008	7,032	756,912	(691,594)	(71,079)	615,847	617,118
Net income					124,500	124,500
Other comprehensive income (loss), net of income taxes:
Non-credit component of impaired losses on fixed maturities available-for-sale			(4,367)			(4,367)
Net change in unrealized gains (losses)			614,379			614,379
Employee benefit plan adjustment				28,468		28,468

Total comprehensive income						762,980
Impact of adopting ASC section 320-10-65 “Investments - Debt and Equity Securities” on available-for-sale securities, net of tax			(8,528)		8,528	-
Dividends					(24,682)	(24,682)
Capital contribution-stock-based compensation		2,181				2,181
Income tax benefit on stock-based compensation		2,237				2,237

Balances, December 31, 2009	7,032	761,330	(90,110)	(42,611)	724,193	1,359,834
Net income					202,755	202,755
Other comprehensive income (loss), net of income taxes:
Non-credit component of impaired losses on fixed maturities available-for-sale			6,346			6,346
Net change in unrealized gains (losses)			372,233			372,233
Employee benefit plan adjustment				(3,342)		(3,342)

Total comprehensive income						577,992
Dividends					(160,917)	(160,917)
Capital contribution-stock-based compensation		1,855				1,855
Income tax benefit on stock-based compensation		1,459				1,459

Balances, December 31, 2010	$7,032	$764,644	$288,469	$(45,953)	$766,031	$1,780,223

See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Statements of Cash Flows

Years ended December 31, 2010, 2009 and 2008

(In Thousands)

	Year ended December 31,
	2010	2009	2008
Cash flows from operating activities:
Net income	$202,755	$124,500	$1,120,908
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Earnings allocated to participating policyholders	2,197	1,245	(206,415)
Amortization of premiums / (accretion) of discounts on investments, net	(44,096)	(59,048)	(55,161)
Net realized (gains) losses on investments	26,665	85,627	33,789
Net proceeds / (purchases) of trading securities	901	(97,474)	(22,341)
Interest credited to contractholders	514,002	546,429	510,996
Depreciation and amortization	65,938	80,227	73,062
Deferral of acquisition costs	(80,020)	(74,642)	(57,816)
Deferred income taxes	37,524	94,096	3,228
Gain from discontinued operations	-	-	(696,928)
Other, net	(9,834)	2,911	3,546
Changes in assets and liabilities:
Policy benefit liabilities	135,731	59,227	(285,955)
Reinsurance receivable	4,594	8,898	(158,532)
Accrued interest and other receivables	(20,302)	(80,380)	(8,388)
Other assets	15,662	(26,218)	6,466
Other liabilities	(112,002)	(86,125)	83,792

Net cash provided by operating activities	739,715	579,273	344,251

Cash flows from investing activities:
Proceeds from sales, maturities and redemptions of investments:
Fixed maturities available-for-sale	4,515,507	3,639,252	4,038,077
Mortgage loans on real estate	158,246	96,160	112,597
Equity investments and other limited partnership interests	88,639	51,982	46,344
Purchases of investments:
Fixed maturities available-for-sale	(5,355,943)	(3,975,219)	(3,742,716)
Mortgage loans on real estate	(331,843)	(281,962)	(297,715)
Equity investments and other limited partnership interests	(19,439)	(14,316)	(13,421)
Net change in short-term investments	(919,023)	(360,896)	44,130
Net change in repurchase agreements	445,424	289,259	63,542
Policy loans, net	24,257	(625)	(39,351)
Other, net	1,507	2,613	-
Proceeds from the disposition of Healthcare segment, net of cash disposed, direct expenses and income taxes	-	-	846,759

Net cash provided by (used in) investing activities	(1,392,668)	(553,752)	1,058,246

See notes to consolidated financial statements.	(Continued)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Statements of Cash Flows

Years ended December 31, 2010, 2009 and 2008

(In Thousands)

	Year ended December 31,
	2010	2009	2008
Cash flows from financing activities:
Contract deposits	$2,234,984	$1,921,471	$1,921,238
Contract withdrawals	(1,570,767)	(1,660,454)	(1,465,420)
Change in due to parent and affiliates	(16,274)	(141,770)	(20,444)
Dividends paid	(160,917)	(24,682)	(1,772,293)
Net commercial paper borrowings	(5,932)	446	1,500
Change in bank overdrafts	3,898	19,857	(108,418)
Income tax benefit of stock option exercises	1,459	2,237	4,256

Net cash provided by (used in) financing activities	486,451	117,105	(1,439,581)

Net increase (decrease) in cash	(166,502)	142,626	(37,084)
Cash, continuing and discontinued operations, beginning of year	170,978	28,352	65,436

Cash, end of year	$4,476	$170,978	$28,352

Supplemental disclosures of cash flow information:
Net cash paid (received) during the year for:
Income taxes	$33	$(44,878)	$390,897
Income tax payments withheld and remitted to taxing authorities	56,664	55,055	56,637
Interest	37,421	37,508	39,804

Non-cash investing and financing transactions during the years:
Share-based compensation expense	$1,855	$2,181	$5,123
Fair value of assets acquired in settlement of fixed maturity investments	-	-	6,388

See notes to consolidated financial statements.	(Concluded	)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

1. Organization, Basis of Presentation and Significant Accounting Policies

Organization - Great-West Life & Annuity Insurance Company (“GWLA”) and its subsidiaries (collectively, the “Company”) is a direct wholly-owned subsidiary of GWL&A Financial Inc. (“GWL&A Financial”), a holding company formed in 1998. GWL&A Financial is a direct wholly-owned subsidiary of Great-West Lifeco U.S. Inc. (“Lifeco U.S.”) and an indirect wholly-owned subsidiary of Great-West Lifeco Inc. (“Lifeco”). The Company offers a wide range of life insurance, retirement and investment products to individuals, businesses and other private and public organizations throughout the United States. The Company is an insurance company domiciled in the State of Colorado and is subject to regulation by the Colorado Division of Insurance.

Basis of presentation - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates are required to account for valuation of investments and other-than-temporary impairments, valuation and accounting for derivative instruments, policy and contract benefits and claims, deferred acquisition costs and value of business acquired, goodwill, employee benefits plans and taxes on income. Actual results could differ from those estimates.

The consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany transactions and balances have been eliminated in consolidation.

Restatement of the December 31, 2009 and 2008 consolidated financial statements - The accompanying consolidated financial statements as of and for the years ended December 31, 2009 and 2008 have been restated to reflect the following:

•

Current and deferred income taxes for continuing and discontinued operations were each overstated due to errors in the current and deferred tax accounts. These errors are primarily the result of an omitted deferred tax asset related to pensions and other less significant items in the current and deferred tax accounts. As a result of these tax errors, stockholder’s equity was understated by $33,313 and $29,551 for the years ended December 31, 2009 and 2008, respectively.

•

Deferred acquisition costs were overstated due to the inclusion of certain expenses related to service contracts that were not associated with annuity contracts. The deferred acquisition costs have been reduced for these service contracts and their expenses are included as part of general insurance expenses. As a result of the error in deferred acquisition costs, stockholder’s equity was overstated by $23,262 and $21,564 for the years ended December 31, 2009 and 2008, respectively.

•

Adjustments were made to correct the consolidated statement of cash flows to reflect the adjustments above in addition to adjustments for a misclassification of cash flows from in process trades. As a result of the corrections to the statement of cash flows, net cash flows from operations (decreased) increased by ($31,845) and $11,228 and net cash flows from investing activities increased by $5,213 and $2,827 and net cash flows from financing activities increased (decreased) by $26,632 and $14,055 for the years ended December 31, 2009 and 2008, respectively.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

The following table summarizes the effect of the adjustments the Company made to its consolidated financial statements as a result of these adjustments:

	As previously reported	Adjustments	As restated
Consolidated Balance Sheets
2009
Deferred acquisition costs and value of business acquired	$481,044	$(35,787)	$445,257
Deferred income tax assets, net	125,878	56,563	182,441
Due from parent and affiliates	196,697	(10,725)	185,972
Total assets	41,798,326	10,051	41,808,377
Retained earnings	714,142	10,051	724,193
Total stockholder’s equity	1,349,783	10,051	1,359,834
Total liabilities and stockholder’s equity	41,798,326	10,051	41,808,377

Consolidated Statements of Income
2008
General insurance expenses	429,695	7,292	436,987
Amortization of deferred acquistion costs and value of business acquired	52,699	(2,158)	50,541
Total benefits and expenses, net	1,469,786	5,134	1,474,920
Income from continuing operations before income taxes	541,345	(5,134)	536,211
Income tax expense	95,838	(12,347)	83,491
Income from continuing operations	445,507	7,213	452,720
Income (loss) from discontinued operations, net of income tax	652,788	15,400	668,188
Net income	1,098,295	22,613	1,120,908
2009
General insurance expenses	429,143	6,335	435,478
Amortization of deferred acquistion costs and value of business acquired	65,998	(3,724)	62,274
Total benefits and expenses, net	1,859,453	2,611	1,862,064
Income from continuing operations before income taxes	168,544	(2,611)	165,933
Income tax expense	46,108	(4,675)	41,433
Income from continuing operations	122,436	2,064	124,500
Net income	122,436	2,064	124,500

Consolidated Statements of Stockholder’s Equity
Balances, January 1, 2008, Retained Earnings	1,282,064	(14,626)	1,267,438
Balances, January 1, 2008, Total	2,035,111	(14,626)	2,020,485
Net Income, 2008	1,098,295	22,613	1,120,908
Balances, December 31, 2008, Retained Earnings	607,860	7,987	615,847
Balances, December 31, 2008, Total	609,131	7,987	617,118
Net Income, 2009	122,436	2,064	124,500
Balances, December 31, 2009, Retained Earnings	714,142	10,051	724,193
Balances, December 31, 2009, Total	1,349,783	10,051	1,359,834

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

	As previously reported	Adjustments	As restated
Consolidated Statements of Cash Flows
2008
Net income	1,098,295	22,613	1,120,908
Net realized losses on investments	24,205	9,584	33,789
Purchases of trading securities	(18,869)	(3,472)	(22,341)
Depreciation and amortization	75,220	(2,158)	73,062
Deferral of acquisition costs	(65,108)	7,292	(57,816)
Deferred income taxes	5,525	(2,297)	3,228
Gain from discontinued operations	(681,528)	(15,400)	(696,928)
Other, net	138,089	(134,543)	3,546
Policy benefit liabilities	(325,306)	39,351	(285,955)
Net cash provided by operating activities	333,023	11,228	344,251
Proceeds, Fixed maturities available-for-sale	4,056,869	(18,792)	4,038,077
Proceeds, Mortgage loans on real estate	112,760	(163)	112,597
Proceeds, Equity investments and other limited partnership interests	46,860	(516)	46,344
Net change in short- term investments	81,143	(37,013)	44,130
Other, net	(98,662)	98,662	-
Net cash provided by investing activities	1,055,419	2,827	1,058,246
Change in due to parent and affiliates	(6,389)	(14,055)	(20,444)
Net cash used in financing activities	(1,425,526)	(14,055)	(1,439,581)
2009
Net income	122,436	2,064	124,500
Net realized losses on investments	67,540	18,087	85,627
Depreciation and amortization	83,951	(3,724)	80,227
Deferral of acquisition costs	(80,977)	6,335	(74,642)
Deferred income taxes	125,525	(31,429)	94,096
Other, net	(86,254)	89,165	2,911
Net cash provided by operating activities	611,118	(31,845)	579,273
Proceeds, Fixed maturities available-for-sale	3,625,569	13,683	3,639,252
Proceeds, Mortgage loans on real estate	96,258	(98)	96,160
Proceeds, Equity investments and other limited partnership interests	52,144	(162)	51,982
Purchases, Fixed maturities available-for-sale	(4,026,580)	51,361	(3,975,219)
Purchases, Mortgage loans on real estate	(282,252)	290	(281,962)
Net change in short- term investments	(400,781)	39,885	(360,896)
Other, net	101,734	(99,121)	2,613
Net cash used in investing activities	(558,965)	5,213	(553,752)
Change in due to parent and affiliates	(168,402)	26,632	(141,770)
Net cash provided by financing activities	90,473	26,632	117,105

Significant Accounting Policies

Investments - Investments are reported as follows:

1.

The Company classifies the majority of its fixed maturity and all of its equity investments as available-for-sale and records them at fair value with the related net unrealized gain or loss, net of policyholder related amounts and deferred taxes, in accumulated other comprehensive income (loss) in the stockholder’s equity section of the consolidated balance sheets. Net unrealized gains and losses related to participating contract policies that cannot be distributed are recorded as undistributed earnings on participating business in the Company’s consolidated balance sheets. The Company recognizes the acquisition of its public fixed maturity and equity investments on a trade date basis.

Premiums and discounts are recognized as a component of net investment income using the scientific interest method, realized gains and losses are included in net realized investment gains (losses) and declines in value determined to be other-than-temporary are included in total other-than-temporary losses.

The Company purchases fixed maturity securities which are classified as held for trading. Assets in the held for trading category are carried at fair value with changes in fair value reported in net investment income.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

The recognition of income on certain investments (e.g. loan-backed securities, including mortgage-backed and asset-backed securities) is dependent upon market conditions, which may result in prepayments and changes in amounts to be earned. Prepayments on all mortgage-backed and asset-backed securities are monitored monthly and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities are adjusted by such prepayments.

2.

Mortgage loans on real estate consist of domestic commercial collateralized loans and are carried at their unpaid principal balances adjusted for any unamortized premiums or discounts and allowances for credit losses. Interest income is accrued on the unpaid principal balance for all loans, except for loans on non-accrual status. Premiums and discounts are amortized to net investment income using the scientific interest method. Prepayment penalty fees are recognized in other realized investment gains upon receipt.

The Company reviews the reasonableness of its credit loss methodology quarterly, by reviewing certain key indicators by loan type, including but not limited to, trends in the number of individual loans in default, number of late payments and other data indicative of underperforming loans. Additionally, the Company’s provision methodology is reviewed for reasonableness in relation to current trends in market data affecting collateral values, local and national economic market conditions and their effect on the Company’s historic loan loss experience. The primary risk characteristics in the portfolio include the borrower’s inability to service debt from operations and collateral valuation declines due to leasing or market conditions. Risk is mitigated through first position collateralization, guarantees, loan covenants and borrower reporting requirements. Since the Company does not originate or hold uncollateralized mortgages, loans are generally not fully charged off. Generally, unrecoverable amounts are charged off during the final stage of the foreclosure process.

3.

Equity investments classified as available-for-sale are carried at fair value with net unrealized gains and losses, net of deferred taxes, reported as accumulated other comprehensive income (loss) in the stockholder’s equity section of the Company’s consolidated balance sheets. Realized gains and losses are included in net realized investment gains (losses). Declines in value, determined to be other-than-temporary, are included in total other-than-temporary losses.

4.

Limited partnership and other corporation interests are accounted for using either the cost or equity method of accounting. The Company uses the cost method on investments where it has a minor equity interest and no significant influence over the entity’s operations. The Company uses the equity method on investments in which it has a partnership interest in excess of 5%, although the Company has no significant influence over the entity’s operations. Also included in limited partnership interests are limited partnerships established for the purpose of investing in low-income housing that qualify for federal and state tax credits. These interests are carried at amortized cost as determined using the effective yield method.

5.	Policy loans are carried at their unpaid balances.

6.

Short-term investments include securities purchased with initial maturities of one year or less and are carried at amortized cost, which approximates fair value. The Company classifies its short-term investments as available-for-sale.

7.

The Company may employ a trading strategy that involves the sale of securities with a simultaneous agreement to repurchase similar securities at a future date at an agreed-upon price. Proceeds of the sale are reinvested in other securities and may enhance the current yield and total return. The difference between the sales price and the future repurchase price is recorded as an adjustment to net investment income. During the period between the sale and repurchase, the Company will not be entitled to receive interest and principal payments on the securities sold. Losses may arise from changes in the value of the securities or if the counterparty enters bankruptcy proceedings or becomes insolvent. In such cases, the Company’s right to repurchase the security may be restricted. Amounts

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

owed to brokers under these arrangements are included in repurchase agreements in the accompanying consolidated balance sheets. The liability is collateralized by securities with approximately the same fair value.

8.

The Company receives collateral for lending securities that are held as part of its investment portfolio. The Company requires collateral in an amount greater than or equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned. Such collateral is used to replace the securities loaned in event of default by the borrower. The Company’s securities lending transactions are accounted for as collateralized borrowings. Collateral is defined as government securities, letters of credit and/or cash collateral. The borrower can return and the Company can request the loaned securities at any time. The Company maintains ownership of the loaned securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term.

9.

One of the significant estimates inherent in the valuation of investments is the evaluation of fixed maturity for other-than-temporary impairments. The evaluation of impairments is a quantitative and qualitative process, which is subject to risks and uncertainties and is intended to determine whether declines in the fair value of investments should be recognized in current period earnings. The risks and uncertainties include changes in general economic conditions, the issuer’s financial condition or near term recovery prospects, the effects of changes in interest rates or credit spreads and the recovery period. The Company’s accounting policy requires that a decline in the value of a security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary.

If management either (a) has the intent to sell a fixed maturity investment or (b) it is more likely than not the Company will be required to sell a fixed maturity investment before its anticipated recovery, a charge is recorded in net realized investment losses equal to the difference between the fair value and cost or amortized cost basis of the security. If management does not intend to sell the security and it is not more likely than not the Company will be required to sell the fixed maturity investment before recovery of its amortized cost basis, but the present value of the cash flows expected to be collected (discounted at the effective interest rate implicit in the fixed maturity investment prior to impairment) is less than the amortized cost basis of the fixed maturity investment (referred to as the credit loss portion), an other-than-temporary impairment is considered to have occurred. In this instance, total other-than-temporary impairment is bifurcated into two components: the amount related to the credit loss, which is recognized in current period earnings; and the amount attributed to other factors (referred to as the non-credit portion), which is recognized as a separate component in accumulated other comprehensive income (loss). After the recognition of an other-than-temporary impairment, a fixed maturity investment is accounted for as if it had been purchased on the measurement date of the other-than-temporary impairment, with an amortized cost basis equal to the previous amortized cost basis less the other-than-temporary impairment recognized in earnings.

Derivative financial instruments - All derivatives, regardless of hedge accounting treatment, are recorded on the consolidated balance sheets in other assets and other liabilities at fair value. Accounting for the ongoing changes in the fair value of a derivative depends upon the intended use of the derivative and its designation as determined when the derivative contract is entered into. If the derivative is designated as a fair value hedge, the changes in its fair value and of the fair value of the hedged item attributable to the hedged risk are recognized in earnings in net investment income. If the derivative is designated as a cash flow hedge, the effective portions of the changes in the fair value of the derivative are recorded in accumulated other comprehensive income (loss) in the Company’s consolidated balance sheets and are recognized in the consolidated income statements when the hedged item affects earnings. Changes in the fair value of derivatives not qualifying for hedge accounting and the over effective portion of cash flow hedges are recognized in net investment income in the period of the change. Investment gains and losses generally result from the termination of derivative contracts prior to expiration. Certain derivatives in a net asset position have cash pledged as collateral to the Company in accordance with the collateral support

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

agreements with the counterparty. This collateral is held directly by the Company. This unrestricted cash collateral is included in other assets and the obligation to return is included in other liabilities.

Cash - Cash includes only amounts in demand deposit accounts.

Bank overdrafts - The Company’s cash management system provides for the reimbursement of all major bank disbursement accounts on a daily basis. Checks issued but not yet presented to banks for payment can result in overdraft balances for accounting purposes and are included in other liabilities in the accompanying consolidated balance sheets. At December 31, 2010 and 2009, these liabilities were $32,572 and $28,674, respectively.

Internal use software - Purchased software costs, as well as certain internal and external costs incurred to develop internal use computer software during the application development stage are capitalized. Capitalized internal use software development costs, net of accumulated amortization, in the amounts of $24,196 and $20,590, are included in other assets at December 31, 2010 and 2009, respectively. The Company capitalized $9,816, $8,014 and $2,324 of internal use software development costs during the years ended December 31, 2010, 2009 and 2008, respectively.

Deferred acquisition costs and value of business acquired - Deferred acquisition costs (“DAC”), which primarily consists of sales commissions and costs associated with the Company’s sales representatives related to the production of new business or through the acquisition of insurance or annuity contracts through indemnity reinsurance transactions, have been deferred to the extent recoverable. The value of business acquired (“VOBA”) represents the estimated fair value of insurance or annuity contracts acquired either directly through the acquisition of another insurance company or through the acquisition of insurance or annuity contracts through assumption reinsurance transactions. The recoverability of such costs is dependent upon the future profitability of the related business. DAC and VOBA associated with the annuity products and flexible premium universal life insurance products are being amortized over the life of the contracts in proportion to the emergence of gross profits. Retrospective adjustments of these amounts are made when the Company revises its estimates of current or future gross profits. DAC and VOBA associated with traditional life insurance are amortized over the premium-paying period of the related policies in proportion to premium revenues recognized. DAC and VOBA, for applicable products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in “Accumulated Other Comprehensive Income (Loss)”. See Note 9 for additional information regarding deferred acquisition costs and the value of business acquired.

Goodwill and other intangible assets - Goodwill is the excess of cost over the fair value of assets acquired and liabilities assumed in connection with an acquisition and is considered an indefinite lived asset and therefore is not amortized. The Company tests goodwill for impairment annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. If the carrying value of goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income in the period in which the impairment is identified. There were no impairments of goodwill recognized during the years ended December 31, 2010, 2009 or 2008.

Other intangible assets represent the estimated fair value of the portion of the purchase price that was allocated to the value of customer relationships and preferred provider relationships in various acquisitions. These intangible assets have been assigned values using various methodologies, including present value of projected future cash flows, analysis of similar transactions that have occurred or could be expected to occur in the market, and replacement or reproduction cost. The initial valuations of these intangible assets were supported by an independent valuation study that was commissioned by the Company. Other identified intangible assets with finite lives are amortized over their estimated useful lives, which initially ranged from 4 to 14 years (weighted average 13 years), primarily based upon the cash flows generated by these assets.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

Separate accounts - Separate account assets and related liabilities are carried at fair value in the accompanying consolidated balance sheets. The Company issues variable annuity contracts through separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder and therefore, are not included in the Company’s consolidated statements of income.

Revenues to the Company from the separate accounts consist of contract maintenance fees, investment management fees, administrative fees and mortality and expense risk charges.

The Company’s separate accounts invest in shares of Maxim Series Fund Inc. and Putnam Funds, open-end management investment companies, which are affiliates of the Company, and shares of other non-affiliated mutual funds and government and corporate bonds. See footnote 5 for a further discussion of separate accounts.

Life insurance and annuity future benefits - Life insurance and annuity future benefits with life contingencies in the amounts of $12,395,926 and $11,807,570 at December 31, 2010 and 2009, respectively, are computed on the basis of estimated mortality, investment yield, withdrawals, future maintenance and settlement expenses and retrospective experience rating premium refunds. Annuity contract benefits without life contingencies in the amounts of $7,976,954 and $7,117,591 at December 31, 2010 and 2009, respectively, are established at the contractholder’s account value.

Reinsurance - The Company enters into reinsurance transactions as both a provider and purchaser of reinsurance. In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and coinsurance contracts. For each of its reinsurance agreements, the Company determines if the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. If the Company determines that a reinsurance agreement does not provide indemnification against loss or liability relating to insurance risk, the Company records the agreement using the deposit method of accounting. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

Policy benefits and policy and contract claims ceded to other insurance companies are carried as a reinsurance receivable in the accompanying consolidated balance sheets. The cost of reinsurance related to long duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

Policy and contract claims - Policy and contract claims include provisions for claims incurred but not reported and claims in the process of settlement. The provision for claims incurred but not reported is valued based primarily on the Company’s prior experience. The claims in the process of settlement are valued in accordance with the terms of the related policies and contracts.

Participating business - The Company has participating policies in which the policyholder shares in the Company’s earnings through policyholder dividends that reflect the difference between the assumptions used in the premium charged and the actual experience on those policies. The amount of dividends to be paid is determined by the Board of Directors.

Participating life and annuity policy benefit liabilities are $6,544,238 and $6,354,261 at December 31, 2010 and 2009, respectively. Participating business approximates 9% of the Company’s individual life insurance in-force at December 31, 2010 and 2009 and 13%, 19% and 24% of individual life insurance premium income for the years ended December 31, 2010, 2009 and 2008, respectively. The policyholder’s share of net income on participating policies is excluded from stockholder’s equity and recorded as undistributed earnings on participating business in the consolidated balance sheet.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

The Company had established a Participating Policyholder Experience Account (“PPEA”) for the benefit of all participating policyholders. The Company had also established a Participation Fund Account (“PFA”) for the benefit of the participating policyholders previously assumed from The Great-West Life Assurance Company (“GWL”) under an assumption reinsurance transaction. The PFA was part of the PPEA. As discussed in Note 4, on January 1, 2008, the Company was no longer required to maintain the PPEA.

Recognition of premium and fee income and benefits and expenses - Life insurance premiums are recognized when due. Annuity contract premiums with life contingencies are recognized as received. Revenues for annuity and other contracts without significant life contingencies consist of contract charges for the cost of insurance and contract administration and surrender fees that have been assessed against the contract account balance during the period and are recognized when earned. Fees from assets under management, which consist of contract maintenance fees, administration fees and mortality and expense risk charges, are recognized when due. Benefits and expenses on policies with life contingencies are associated with earned premiums so as to result in recognition of profits over the life of the contracts. Premiums and policyholder benefits and expenses are presented net of reinsurance.

Net investment income - Interest income from fixed maturities and mortgage loans on real estate is recognized when earned. Net investment income on equity securities is primarily comprised of dividend income and is recognized on ex-dividend date.

Realized investment gains (losses) and derivative financial instruments - Realized investment gains and losses are reported as a component of revenues and are determined on a specific identification basis. Realized investment gains and losses also result from the termination of derivative contracts prior to expiration that are not designated as hedges for accounting purposes and certain fair-value hedge relationships. See item 9 above for a description of realized investment gains (losses) as it relates to other-than-temporary impairments.

Income taxes - Income taxes are recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized in either the Company’s consolidated financial statements or consolidated tax returns. In estimating future tax consequences, all expected future events, other than the enactments or changes in the tax laws or rules, are considered. Although realization is not assured, management believes it is more likely than not that the deferred tax asset will be realized.

Share-based compensation - Lifeco maintains the Great-West Lifeco Inc. Stock Option Plan (the “Lifeco plan”) that provides for the granting of options on its common shares to certain of its officers and employees and those of its subsidiaries, including the Company. The Company uses the fair value method to recognize the cost of share-based employee compensation under the Lifeco plan.

2.	Application of Recent Accounting Pronouncements

Recently adopted accounting pronouncements

In March 2008, the Financial Accounting Standards Board (the “FASB”) issued Statement of Financial Accounting Standards No. 161, “Disclosures About Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133” (“SFAS No. 161”). Effective July 1, 2009, SFAS No. 161 was superseded and replaced by certain provisions of the FASB Accounting Standards CodificationTM (the “ASC”) topic 815, “Derivatives and Hedging” (“ASC topic 815”). These provisions of ASC topic 815 apply to all derivative instruments and related hedged items. These provisions of ASC topic 815 require entities to provide enhanced disclosures regarding (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for and (c) how derivative instruments and related hedged items affect an entity’s financial position, results of operations and cash flows. These provisions of ASC topic 815 are effective for fiscal years beginning after November 15, 2008. The Company adopted these provisions of ASC topic 815 for its fiscal year beginning January 1, 2009.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

In April 2009, the FASB issued Staff Position No. FAS 115-2 and FAS 124-2, “Recognition and Presentation of Other-Than-Temporary Impairments” (“FSP No. FAS 115-2 and FAS 124-2”). Effective July 1, 2009, FSP No. FAS 115-2 and FAS 124-2 was superseded and replaced by certain provisions of ASC topic 320, “Investments - Debt and Equity Securities” (“ASC topic 320”). These provisions of ASC topic 320 require companies, among other things, to bring greater consistency to the timing of impairment recognition and provide for greater clarity about the credit and non-credit components of impaired debt securities that are not expected to be sold. These provisions of ASC topic 320 also require increased and timelier disclosures regarding expected cash flows, credit losses and an aging of securities with unrealized losses. These provisions of ASC topic 320 were effective for interim and annual periods ending after June 15, 2009. The Company adopted these provisions of ASC topic 320 for its fiscal quarter ended June 30, 2009 and recognized the effect of applying them as a change in accounting principle. The Company recognized an $8,528, net of income taxes, cumulative effect adjustment upon initially applying these provisions of ASC topic 320 as an increase to retained earnings with a corresponding decrease to accumulated other comprehensive income (loss).

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (“ASU No. 2010-06”). ASU No. 2010-06 provides for disclosure of significant transfers in and out of the fair value hierarchy Levels 1 and 2, and the reasons for these transfers. In addition, ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Company adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and will adopt the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption ASU No. 2010-06 did not have an impact on the Company’s consolidated financial position or the results of its operations.

In February 2010, the FASB issued Accounting Standards Update (“ASU”) No. 2010-10 “Consolidation: Amendments for Certain Investment Funds” (“ASU No. 2010-10”). ASU No. 2010-10 defers the effective date of the amendments to the consolidation requirements made by certain provisions of ASC topic 810 (formerly SFAS No. 167), specifically the evaluation of a company’s interests in mutual funds, private equity funds, hedge funds, real estate entities that measure their investments at fair value, real estate investment trusts and venture capital funds. The deferral provisions of ASU No. 2010-10 will continue indefinitely. ASU No. 2010-10 was effective for interim and annual periods in fiscal years beginning after November 15, 2009. The Company adopted ASU No. 2010-10 for its fiscal year beginning January 1, 2010. The adoption of ASU No. 2010-10 did not have an impact on the Company’s consolidated financial position or the results of its operations.

In July 2010, the FASB issued ASU No. 2010-20 “Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses” (“ASU No. 2010-20”). ASU No. 2010-20 provides for entities to disclose credit quality indicators, aging of past due amounts, the nature and extent of troubled debt restructurings, modifications as a result of troubled debt restructurings and significant sales or purchases, by disaggregated class, for its financing receivables. ASU No. 2010-20 is effective for fiscal periods ending after December 15, 2010. The Company adopted ASU No. 2010-20 for its fiscal year ended December 31, 2010. The provisions of ASU No. 2010-20 related to troubled debt restructurings have been temporarily deferred and are expected to be effective for periods ending on or after June 15, 2011. As such, the Company has not adopted the provisions of ASU No. 2010-20 related to this deferral. The provisions of ASU No. 2010-20 relate only to financial statement disclosures regarding financing receivables and, accordingly, its adoption did not have an impact on the Company’s consolidated financial position or the results of its operations.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

Future adoption of new accounting pronouncements

In April 2010, the FASB issued ASU No. 2010-15 “How Investments Held through Separate Accounts Affect an Insurer’s Consolidation Analysis of Those Investments” (“ASU No. 2010-15”). ASU No. 2010-15 clarifies that an insurance company should not consider any separate account interests in an investment held for the benefit of policyholders to be its interests and that those interests should not be combined with interests of its general account in the same investment when assessing the investment for consolidation. ASU No. 2010-15 also provides that an insurance company is required to consider a separate account as a subsidiary for purposes of evaluating whether the retention of specialized accounting for investments in consolidation is appropriate. ASU No. 2010-15 is effective for fiscal years beginning after December 15, 2010. The Company will adopt ASU No. 2010-15 for its fiscal year beginning on January 1, 2011. The adoption of ASU No. 2010-15 will not have an impact on the Company’s consolidated financial position or the results of its operations.

In October 2010, the FASB issued ASU No. 2010-26 “Financial Services - Insurance (Topic 944): Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts - a Consensus of the FASB Emerging Issues Task Force” (“ASU No. 2010-26”). ASU No. 2010-26 provides guidance and modifies the definition of the types and nature of costs incurred by insurance enterprises that can be capitalized in connection with the acquisition of new or renewal insurance contracts. Further, ASU No. 2010-26 clarifies which costs may not be capitalized as deferred acquisition costs. ASU No. 2010-26 is effective for interim and annual periods in fiscal years beginning after December 15, 2011 with early adoption permitted. The Company is evaluating the impact of the adoption of ASU No. 2010-26.

3.	Discontinued Operations

On April 1, 2008, the Company and certain of its subsidiaries completed the sale of substantially all of their healthcare insurance business to a subsidiary of CIGNA Corporation (“CIGNA”) for $1.5 billion in cash. During the year ended December 31, 2008, the Company recognized a gain of $696,928, net of income taxes, upon completion of the transaction. Income from discontinued operations for the year ended December 31, 2008 includes charges of $63,739, net of income taxes, related to costs associated with the sale. The business that was sold, formerly reported as the Company’s Healthcare segment, was the vehicle through which it marketed and administered group life and health insurance to small, mid-sized and national employers. CIGNA acquired from the Company the stop loss, group life, group disability, group medical, group dental, group vision, group prescription drug coverage and group accidental death and dismemberment insurance business in the United States and the Company’s supporting information technology infrastructure through a combination of 100% indemnity reinsurance agreements, renewal rights, related administrative service agreements and the acquisition of certain of the Company’s subsidiaries. The Company retained a small portion of its healthcare business and reports it within its Individual Markets segment. As discussed in Note 17, the Company’s business is now comprised of its Individual Markets, Retirement Services and Other segments. The statements of income and balance sheets of the disposed business activities are presented as discontinued operations for all periods presented in the consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

Certain assets and liabilities of the disposed business activities continue to be held by the Company and are presented as discontinued operations for all periods presented in the consolidated balance sheets. The following table summarizes the classifications of assets and liabilities of discontinued operations at December 31, 2010 and 2009:

	December 31,
Assets	2010	2009(1)
Reinsurance receivable	$62,091	$87,719

Total assets	$62,091	$87,719

Liabilities
Future policy benefits	$20,975	$28,509
Policy and contract claims	41,067	59,210

Total liabilities	$62,042	$87,719

(1) Amounts have been restated due to a missclassification of future policy benefits and policy and contract claims from that previously reported of $56,219 and $31,500, respectively.

The following table summarizes selected financial information included in income (loss) from discontinued operations in the consolidated statements of income for the years ended December 31, 2010, 2009 and 2008:

	Year ended December 31,
	2010	2009	2008
Revenues from discontinued operations	$-	$-	$317,658
Benefits and expenses from discontinued operations	1,600	-	346,398

Loss from discontinued operations, net of income tax benefit of $900, $ - and $19,258	(1,600)	-	(28,740)
Gain on sale of discontinued operations, net of income taxes of $ - , $ - and $392,694	-	-	696,928

Income (loss) from discontinued operations	$(1,600)	$-	$668,188

4.	Undistributed Earnings on Participating Business

During the first quarter of 2008, the liability for undistributed earnings on participating business decreased by $207,785 in connection with a long-standing assumption reinsurance agreement under which the Company had reinsured a block of participating policies. In addition, the agreement also required the Company to perform an analysis as of March 31, 2008, to determine whether the policyholders were eligible for a special dividend. Based on the Company’s analysis, it was determined that a special dividend was not required and, accordingly, the liability was released. An income tax provision was recorded on the undistributed earnings when those earnings occurred. Accordingly, there was no income tax provision recorded at the time of the liability release. On January 1, 2008, the Company began recognizing the net earnings on these policies in its net income. A liability for undistributed earnings on participating business remains for those participating policies that are not subject to this reinsurance agreement.

5.	Related Party Transactions

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

Included in the consolidated balance sheets at December 31, 2010 and 2009 are the following related party amounts:

	December 31,
	2010	2009
Reinsurance receivable	$483,564	$452,510
Future policy benefits	2,183,167	2,293,712

Included in the consolidated statements of income for the years ended December 31, 2010, 2009 and 2008 are the following related party amounts:

	Year ended December 31,
	2010	2009	2008
Premium income, net of related party premiums ceded of $3,588, $3,411, and $3,662	$131,037	$137,085	$155,752
Life and other policy benefits, net of reinsurance recoveries of $4,906, $7,415 and $7,356	122,830	118,624	120,999
Increase (decrease) in future policy benefits	(65,778)	(45,960)	(42,180)

The Company provides administrative and operational services for the United States operations of The Great-West Life Assurance Company (“GWL”) and the United States operations of The Canada Life Assurance Company (“CLAC”), wholly-owned subsidiaries of Lifeco. The Company also provides investment services for London Reinsurance Group, an indirect subsidiary of GWL. The following table presents revenue and expense reimbursement from related parties for services provided pursuant to these service agreements for the years ended December 31, 2010, 2009 and 2008. These amounts, in accordance with the terms of the various contracts, are based upon estimated costs incurred, including a profit charge, and resources expended based upon the number of policies, certificates in-force and/or administered assets.

	Year ended December 31,
	2010	2009	2008
Investment management and administrative revenue included in fee income and net investment income	$7,505	$7,334	$7,856
Administrative and underwriting expense reimbursements included as a reduction to general insurance expense	988	944	1,092

Total	$8,493	$8,278	$8,948

The following table summarizes amounts due from parent and affiliates at December 31, 2010 and 2009:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

			December 31,
Related party	Indebtedness	Due date	2010	2009
GWL&A Financial Inc.	On account	On demand	$11,298	$17,248
Great-West Lifeco U.S. Inc.	On account	On demand	191,185	166,991
Great-West Lifeco Finance LP	On account	On demand	-	598
Great-West Lifeco Finance LP II	On account	On demand	187	-
Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.	On account	On demand	-	142
Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II	On account	On demand	-	237
Putnam Investments LLC	On account	On demand	182	125
The Crown Life Insurance Company	On account	On demand	152	491
Other related party receivables	On account	On demand	227	140

Total			$203,231	$185,972

The following table summarizes amounts due to parent and affiliates at December 31, 2010 and 2009:

			December 31,
Related party	Indebtedness	Due date	2010	2009
GWL&A Financial Inc. (1)	Surplus note	November 2034	$194,231	$194,218
GWL&A Financial Inc. (2)	Surplus note	May 2046	333,400	333,400
GWL&A Financial Inc.	Note interest	May 2011	4,701	4,701
Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II	On account	On demand	13	-
Great-West Lifeco Finance LP II	On account	On demand	-	2,223
The Great-West Life Assurance Company	On account	On demand	4,046	1,352
The Canada Life Assurance Company	On account	On demand	1,083	1,669

Total			$537,474	$537,563

(1) A note payable to GWL&A Financial was issued as a surplus note on November 15, 2004, with a face amount of $195,000 and carrying amounts of $194,230 and $194,218 at December 31, 2010 and 2009, respectively. The surplus note bears interest at the rate of 6.675% per annum, payable in arrears on each May 14 and November 14. The note matures on November 14, 2034.

(2) A note payable to GWL&A Financial was issued as a surplus note on May 19, 2006, with a face amount and carrying amount of $333,400. The surplus note bears interest initially at the rate of 7.203% per annum, payable in arrears on each May 16 and November 16 until May 16, 2016. After May 16, 2016, the surplus note bears an interest rate of 2.588% plus the then-current three-month London Interbank Offering Rate. The surplus note is redeemable by the Company at the principal amount plus any accrued and unpaid interest after May 16, 2016. The note matures on May 16, 2046.

Payments of principal and interest under the surplus notes shall be made only out of surplus funds of the Company and only with prior written approval of the Commissioner of Insurance of the State of Colorado when the Commissioner of Insurance is satisfied that the financial condition of the Company warrants such action pursuant to applicable Colorado law. Payments of principal and interest on the surplus notes are payable only if at the time of such payment and after giving effect to the making thereof, the Company’s surplus would not fall below two and one half times the authorized control level as required by the most recent risk-based capital calculations.

Interest expense attributable to these related party debt obligations was $37,042, for each of the three years ended December 31, 2010.

The Company’s wholly owned subsidiary, Great-West Life & Annuity Insurance Company of South Carolina (“GWSC”) and CLAC are parties to a reinsurance agreement pursuant to which GWSC assumes term life insurance from CLAC. GWL&A Financial obtained two letters of credit for the benefit of the

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

Company as collateral under the GWSC and CLAC reinsurance agreement for policy liabilities and capital support. The first letter of credit is for $1,068,300 and renews annually until it expires on December 31, 2025. The second letter of credit is for $70,000 and renews annually for an indefinite period of time. At December 31, 2010 and 2009 there were no outstanding amounts related to the letters of credit.

Included within reinsurance receivable in the consolidated balance sheets are $436,661 and $407,154 of funds withheld assets as of December 31, 2010 and 2009, respectively. CLAC pays the Company on a quarterly basis, interest on the funds withheld balance at a rate of 4.55% per annum.

A subsidiary of the Company, GW Capital Management, LLC, serves as a Registered Investment Advisor to Maxim Series Fund, Inc. an affiliated open-end management investment company and to several affiliated insurance company separate accounts. Included in fee income on the consolidated statements of income is $59,320, $52,540 and $61,403 of advisory and management fee income from these affiliated entities for the years ended December 31, 2010, 2009 and 2008, respectively.

The Company’s separate accounts invest in shares of Maxim Series Fund, Inc. and Putnam Funds which are affiliates of the Company and shares of other non-affiliated mutual funds and government and corporate bonds. The Company’s separate accounts include mutual funds or other investment options that purchase guaranteed interest annuity contracts issued by the Company. During the years ended December 31, 2010, 2009 and 2008, these purchases totaled $162,504, $149,302 and $64,723, respectively. As the general account investment contracts are also included in the separate account balances in the accompanying consolidated balance sheets, the Company has reduced the separate account assets and liabilities by $269,495 and $364,233 at December 31, 2010 and 2009, respectively, to eliminate these amounts in its consolidated balance sheets at those dates.

6.	Summary of Investments

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

The following tables summarize fixed maturity investments and equity securities classified as available-for-sale and the amount of other-than-temporary impairments (“OTTI”) classified as the non-credit-related component of previously impaired fixed maturity investments that the Company does not intend to sell included in accumulated other comprehensive income (loss) (“AOCI”) at December 31, 2010 and 2009:

	December 31, 2010
Fixed maturities:	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value and carrying value	OTTI (gain) loss included in AOCI (1)
U.S. government direct obligations and U.S. agencies	$2,289,010	$96,924	$14,784	$2,371,150	$-
Obligations of U.S. states and their subdivisions	1,784,299	173,567	15,603	1,942,263	-
Corporate debt securities	7,625,810	557,104	144,486	8,038,428	5,439
Asset-backed securities (2)	2,104,420	51,663	154,157	2,001,926	(22,284)
Residential mortgage-backed securities	730,293	20,888	12,119	739,062	505
Commercial mortgage-backed securities	812,915	28,049	20,615	820,349	-
Collateralized debt obligations	35,655	5	5,781	29,879	-

Total fixed maturities	$15,382,402	$928,200	$367,545	$15,943,057	$(16,340)

Equity investments:
Financial services	$192	$533	$-	$725	$-
Equity mutual funds	432	119	-	551	-
Airline industry	689	-	77	612	-

Total equity investments	$1,313	$652	$77	$1,888	$-

(1) Indicates the amount of any OTTI (gain) loss included in AOCI that is included in gross unrealized gains and losses.

(2) OTTI (gain) loss included in AOCI, as presented above, includes both the initial recognition of non-credit losses and the effects of subsequent increases and decreases in estimated fair value for those fixed maturity securities that had previous non-credit impairment. The non-credit loss component of OTTI (gain) loss for asset-backed securities was in an unrealized gain position of $22,284 at December 31, 2010 due to increases in estimated fair value subsequent to initial recognition of non-credit losses on such securities.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

	December 31, 2009
Fixed maturities:	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value and carrying value	OTTI (gain) loss included in AOCI (1)
U.S. government direct obligations and U.S. agencies	$1,972,541	$77,068	$10,815	$2,038,794	$-
Obligations of U.S. states and their subdivisions	1,247,854	120,211	4,214	1,363,851	-
Foreign governments	461	4	-	465	-
Corporate debt securities	7,030,032	316,599	216,886	7,129,745	10,049
Asset-backed securities	2,268,789	3,221	383,965	1,888,045	13,422
Residential mortgage-backed securities	842,427	4,533	75,897	771,063	-
Commercial mortgage-backed securities	703,864	8,058	35,792	676,130	-
Collateralized debt obligations	51,831	332	2,443	49,720	-

Total fixed maturities	$14,117,799	$530,026	$730,012	$13,917,813	$23,471

Equity investments:
Financial services	$191	$314	$-	$505	$-
Consumer products	4	66	2	68	-
Equity mutual funds	15,504	5,223	450	20,277	-
Airline industry	3,161	1,673	5	4,829	-

Total equity investments	$18,860	$7,276	$457	$25,679	$-

(1) Indicates the amount of any OTTI (gain) loss included in AOCI that is included in gross unrealized gains and losses.

See Note 7 for additional information on policies regarding estimated fair value of fixed maturity and equity investments.

The amortized cost and estimated fair value of fixed maturity investments classified as available-for-sale at December 31, 2010, based on estimated cash flows, are shown in the table below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2010
	Amortized cost	Estimated fair value
Maturing in one year or less	$558,282	$588,661
Maturing after one year through five years	2,899,335	3,132,330
Maturing after five years through ten years	3,284,278	3,595,103
Maturing after ten years	2,830,812	2,834,422
Mortgage-backed and asset-backed securities	5,809,695	5,792,541

	$15,382,402	$15,943,057

Mortgage-backed (commercial and residential) and asset-backed securities, including those issued by U.S. government and U.S. agencies, include collateralized mortgage obligations that consist primarily of sequential and planned amortization classes with legal final stated maturities of up to thirty years and expected average lives of up to fifteen years.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

The following table summarizes information regarding the sales of fixed maturity investments classified as available-for-sale for the years ended December 31, 2010, 2009 and 2008:

	Year ended December 31,
	2010	2009	2008
Proceeds from sales	$3,222,700	$2,258,653	$2,696,635
Gross realized investment gains from sales	62,702	42,375	50,173
Gross realized investment losses from sales	(26)	(267)	(1,456)

Gross realized gains and losses from sales were primarily attributable to changes in interest rates and gains on repurchase agreement transactions.

The Company has a corporate fixed maturity security with fair values of $8,845 and $7,979 that has been non-income producing for the twelve months preceding December 31, 2010 and 2009, respectively. This security was written down to its fair value in the period it was deemed to be other-than-temporarily impaired. No additional impairment has been recognized since the period in which it was deemed impaired.

The Company holds certain performing securities subject to deferred coupons in which the issuer has exercised its contractual right to defer the payment of the coupons. At December 31, 2010, the Company had total coupon payment receivables of $457. The Company expects to receive these payments in 2012. Based on the information presently available, management believes there is reasonable assurance of collection of the deferred coupons at the end of the deferral period. At December 31, 2009, the Company held certain performing securities subject to deferred coupons where deferral was not elected.

Derivative financial instruments - The Company uses derivative financial instruments for risk management purposes associated with certain invested assets and policy liabilities. Derivatives are not used for speculative purposes. As detailed below, derivatives are used to (a) hedge the economic effects of interest rate and stock market movements on the Company’s guaranteed minimum withdrawal benefit (“GMWB”) liabilities, (b) hedge the economic effect of a large increase in interest rates on the Company’s general account life insurance, group pension liabilities and separate account life insurance liabilities, (c) hedge the economic risks of other transactions such as future asset acquisitions or dispositions, the timing of liability pricing, currency risks on non-U.S. dollar denominated assets, and (d) convert floating rate assets to fixed rate assets for asset/liability management purposes.

Derivative transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one party to the other on a daily basis, periodic payment dates, or at the due date, expiration or termination of the agreement.

The Company controls the credit risk of its derivative contracts through credit approvals, limits, monitoring procedures, and in most cases, requiring collateral. The Company’s exposure is limited to the portion of the fair value of derivative instruments that exceeds the value of the collateral held and not to the notional or contractual amounts of the derivatives. The Company incorporates the market’s perception of its own and the counterparty’s non-performance risk through review of credit spreads in determining the fair value of the portion of its over-the-counter (“OTC”) derivative assets and liabilities that are uncollateralized. Fair values are adjusted accordingly based on an internal carry value adjustment model at December 31, 2010. As the Company enters into derivative transactions only with high quality institutions, no losses have been incurred due to non-performance by any of the counterparties. Certain of these arrangements require collateral when the fair value exceeds certain thresholds and also include credit contingent provisions that provide for a reduction of these thresholds in the event of downgrades in the credit ratings of the Company and/or the counterparty.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

Certain interest rate swaptions and swaps in a net asset position have cash pledged as collateral to the Company in accordance with the collateral support agreements with the counterparty. As of December 31, 2010 and 2009, the $7,790 and $4,300, respectively, of unrestricted cash collateral received is included in other assets and the obligation to return is included in other liabilities. The cash collateral is reinvested in a government money market fund. These collateral amounts are not offset against the derivative fair values in the accompanying tables.

Requirements for collateral pledged to the Company are determined based on the counterpartys’ credit rating. Requirements for collateral pledged by the Company are determined based on the Company’s credit rating. In the event of credit downgrades, additional collateral may be required. At December 31, 2010, the Company did not have derivatives in a net liability position. As a result, the Company would not be required to pledge any additional collateral in the event of a downgrade.

The Company may purchase a financial instrument that contains a derivative embedded in the financial instrument. Upon purchasing the instrument, the Company determines if (a) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (b) a separate instrument with the same terms would qualify as a derivative instrument. If the Company determines that these conditions are met, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative.

Cash flow hedges - Interest rate swap agreements are used to convert the interest rate on certain debt securities from a floating rate to a fixed rate. Foreign currency exchange contracts are used to manage the foreign exchange rate risk associated with bonds denominated in other than U.S. dollars. Interest rate futures are used to manage the interest rate risks of forecasted acquisitions of fixed rate maturity investments. The Company’s derivatives treated as cash flow hedges are eligible for hedge accounting.

As of December 31, 2010, the Company estimates that $6,323 of net derivative gains included in accumulated other comprehensive income (loss) will be reclassified into net income within the next twelve months.

Fair value hedges - Interest rate futures are used to manage the risk of the change in the fair value of certain fixed rate maturity investments. The Company’s derivatives treated as fair value hedges are eligible for hedge accounting.

Derivatives not designated as hedging instruments

GMWB Derivative Instruments - The Company introduced a variable annuity product with a GMWB in 2010. This product utilizes an investment risk hedging program including purchases of the following derivative instruments: exchange-traded interest rate swap futures and exchange traded equity index futures on certain indices. The Company anticipates adding OTC interest rate swaps as the product sales volume grows. While these derivatives are economic hedges and used to manage risk, the Company will not elect hedge accounting on these transactions. Although the hedge program is actively managed, it may not exactly offset changes in the GMWB liability due to, among other things, divergence between the performance of the underlying investments and the hedge instruments, high levels of volatility in the equity and interest rate markets and differences between actual contractholder behavior and what is assumed. The performance of the underlying investments compared to the hedge instruments is further impacted by a time lag, since the data is not reported and incorporated into the required hedge position on a real time basis.

Interest Rate Risk Derivative Instruments - The Company began an interest rate risk hedging program during the fourth quarter of 2009 to hedge the economic effect of a large increase in interest rates on the Company’s general account life insurance and group pension liabilities as well as certain separate account life insurance liabilities. While these derivatives are economic hedges and used to manage risk, the Company will not elect hedge accounting on these transactions.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

The hedging program for the general account life insurance and group pension liabilities incorporates a combination of static hedges purchased in 2009 and dynamic (i.e. frequently rebalanced based on interest rate movements) hedges which were put in place in 2010. These hedges are used to manage the potential variability in future interest payments due to a change in credited interest rates and the related change in cash flows due to increased surrenders. The Company has purchased the following derivative instruments: (a) OTC interest rate swaptions as static hedges, and (b) OTC interest rate swaps, exchange-traded interest rate swap futures, and exchange-traded Eurodollar interest rate futures as dynamic hedges.

The hedging program for certain separate account life insurance liabilities is also a combination of static and dynamic hedges using OTC interest rate swaptions, OTC interest rate swaps, exchange-traded interest rate swap futures, and exchange-traded Eurodollar interest rate futures. These hedges are used to manage the potential change of cash flows due to increased surrenders. The costs and performance of these hedges are passed directly to the associated separate account liabilities through an adjustment to the liability credited rates. The notional amount of the Company’s swaptions associated with the separate account liabilities is approximately 28% of the total swaption notional amount as of December 31, 2010. The notional amount of the derivatives used in the dynamic hedging program associated with separate account liabilities is approximately 5% of the total notional within that program as of December 31, 2010.

Other Derivative Instruments - In 2009, the Company used U.S. Treasury futures contracts to hedge fair value changes in certain interest rate swaps. During the fourth quarter of 2010, the Company utilized futures on equity indices to hedge the Company’s equity based fee income. While these derivatives are economic hedges and used to manage risk, the Company did not elect hedge accounting on these transactions.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

The following tables summarize derivative financial instruments at December 31, 2010 and 2009:

	December 31, 2010
		Net derivatives	Asset derivatives	Liability derivatives
	Notional amount	Fair value	Fair value (1)	Fair value (1)
Hedge designation/derivative type:
Derivatives designated as hedges:
Cash flow hedges:
Interest rate swaps	$90,700	$10,255	$10,386	$131
Foreign currency exchange contracts	30,000	(252)	-	252
Interest rate futures	80,700	-	-	-

Total cash flow hedges	201,400	10,003	10,386	383

Fair value hedges:
Interest rate futures	128,900	-	-	-

Total fair value hedges	128,900	-	-	-

Total derivatives designated as hedges	330,300	10,003	10,386	383

Derivatives not designated as hedges:
GMWB derivative instruments:
Interest rate swap futures	5,300	-	-	-
Futures on equity indices	680	-	-	-

Total GMWB derivative instruments	5,980	-	-	-

Interest rate risk derivative instruments:
Interest rate swaps	612,902	4,036	9,484	5,448
Interest rate futures	2,460	-	-	-
Interest rate swap futures	44,600	-	-	-
Interest rate swaptions	1,083,000	4,956	4,956	-

Total interest rate risk derivative instruments	1,742,962	8,992	14,440	5,448

Total derivatives not designated as hedges	1,748,942	8,992	14,440	5,448

Total cash flow hedges, fair value hedges, and derivatives not

designated as hedges	$2,079,242	$18,995	$24,826	$5,831

(1) The estimated fair value of all derivatives in an asset position are reported within other assets and the estimated fair value of all derivatives in a liability position are reported within other liabilities in the consolidated balance sheets.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

	December 31, 2009
		Net derivatives	Asset derivatives	Liability derivatives
	Notional amount	Fair value	Fair value (1)	Fair value (1)
Hedge designation/derivative type:
Derivatives designated as hedges:
Cash flow hedges:
Interest rate swaps	$156,500	$14,690	$14,690	$-
Foreign currency exchange contracts	30,000	(3,317)	-	3,317
Interest rate futures	22,500	-	-	-

Total cash flow hedges	209,000	11,373	14,690	3,317

Fair value hedges:
Interest rate futures	39,200	-	-	-

Total fair value hedges	39,200	-	-	-

Total derivatives designated as hedges	$248,200	$11,373	$14,690	$3,317

Derivatives not designated as hedges:
Interest rate risk derivative instruments:
Interest rate swaptions	1,140,000	8,460	8,460	-

Total interest rate risk derivative instruments	1,140,000	8,460	8,460	-

Other derivative instruments:
Interest rate futures	103,500	-	-	-

Total other derivative instruments	103,500	-	-	-

Total derivatives not designated as hedges	1,243,500	8,460	8,460	-

Total cash flow hedges, fair value hedges, and derivatives not designated as hedges	$1,491,700	$19,833	$23,150	$3,317

(1) The estimated fair value of all derivatives in an asset position are reported within other assets and the estimated fair value of all derivatives in a liability position are reported within other liabilities in the consolidated balance sheets.

Notional amounts are used to express the extent of the Company’s involvement in derivative transactions and represent a standard measurement of the volume of its derivative activity. Notional amounts represent those amounts used to calculate contractual flows to be exchanged. Notional amounts are not paid or received.

The Company had 117 and 18 swap transactions with an average notional amount of $19,745 and $9,415 during the years ended December 31, 2010 and 2009, respectively. The Company had 979 and 129 futures transactions with an average number of contracts per transaction of 26 and 113 during the years ended December 31, 2010 and 2009, respectively. The decrease in the average number is related to smaller, more frequent trades in the interest rate risk dynamic hedging program. As of December 31, 2010, the Company had three swaptions expire.

The change in notional amount of derivatives since December 31, 2009 was primarily due to the following:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

•

The increased number of derivative transactions, and therefore notional amount, is associated with the Interest Rate Risk dynamic hedging program and the GMWB hedging program both of which began in June 2010. Volumes are expected to continue to grow under these programs.

•

The decrease in the notional regarding interest rate futures under other derivative instruments was due to the Company closing futures hedging interest rate swaps during the fourth quarter of the current year.

The Company recognized total derivative gains (losses) in net investment income of $1,366 and $2,105 for the years ended December 31, 2010 and 2009, respectively. The preceding amounts are all shown net of any gains (losses) on the hedged assets in a fair value hedge that has been recorded in net investment income. The Company realized net investment gains (losses) on closed derivative positions of ($17,076) and ($3,905) for the years ended December 31, 2010 and 2009, respectively.

The following tables present the effect of derivative instruments in the consolidated statements of income for the years ended December 31, 2010 and 2009 reported by cash flow hedges, fair value hedges and economic hedges:

	Gain (loss) recognized in AOCI on derivatives (Effective portion)		Gain (loss) reclassified from AOCI into net income (Effective portion)			Gain (loss) recognized in net income on derivatives (Ineffective portion and amount excluded from effectiveness testing)
	Year ended December 31,		Year ended December 31,		Income statement location	Year ended December 31,		Income statement location
	2010	2009	2010	2009		2010	2009
Cash flow hedges:
Interest rate swaps	13,896	$(52,350)	$1,582	$553	(A)	-	$6	(A)
Foreign currency exchange contracts	3,065	(5,334)	-	-		-	-
Interest rate futures	-	-	-	-		92	-	(A)
Interest rate futures	332	466	110	53	(A)	545	-	(B)

Total cash flow hedges	$17,293	$(57,218)	$1,691	$606		$637	$6

(A)Net investment income. (B)Realized investment gains (losses), net. Represents realized gains (losses) on closed positions.

	Gain (loss) on derivatives recognized in net income			Gain (loss) on hedged assets recognized in net income
	Year ended December 31,		Income statement location	Year ended December 31,		Income statement location
	2010	2009		2010	2009
Fair value hedges:
Interest rate futures	$(1,027)	$6,030	(A)	$-	$-
Interest rate futures	(1,088)	(1,124)	(B)	-	-
Items hedged in interest rate futures	-	-		3,632	(4,691)	(A)

Total fair value hedges (1)	$(2,115)	$4,906		$3,632	$(4,691)

(1)	Hedge ineffectiveness of $1,517 and $215 for the years ended 2010 and 2009, respectively, is recognized in net investment income.
(A)	Net investment income.
(B)	Realized investment gains (losses), net. Represents realized gains (losses) on closed positions.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

	Gain (loss) on derivatives recognized in net income
	Year ended December 31, 2010	Income statement location		Year ended December 31, 2009	Income statement location
Derivatives not designated as hedging instruments:
GMWB derivative instruments:
Interest rate swap futures	$16	(A	)	$-
Interest rate swap futures	(352)	(B	)	-
Futures on equity indices	(9)	(A	)	-
Futures on equity indices	(84)	(B	)	-

Total GMWB derivative instruments	(429)			-

Interest rate risk derivative instruments:
Interest rate swaps	4,036	(A	)	-
Interest rate swaps	(4,305)	(B	)	-
Interest rate futures	98	(A	)	-
Interest rate futures	(432)	(B	)	-
Interest rate swaptions	(3,450)	(A	)	-
Interest rate swaptions	(54)	(B	)	-

Total interest rate risk derivative instruments	(4,107)			-

Other derivative instruments:
Interest rate futures	(3,714)	(A	)	3,714	(A	)
Interest rate futures	(10,856)	(B	)	(2,781)	(B	)
Interest rate swaptions	-	(A	)	(3,560)	(A	)
Interest rate swaps	(171)	(B	)	-
Futures on equity indicies	(279)	(B	)	-

Total other derivative instruments	(15,020)			(2,627)

Total derivatives not designated as hedging instruments	$(19,556)			$(2,627)

(A) Net investment income

(B) Realized investment gains (losses), net. Represents realized gains (losses) on closed positions.

Mortgage loans - The Company’s mortgage loans on real estate are comprised exclusively of domestic commercial collateralized real estate loans. The table below summarizes the carry value of the mortgage loan portfolio by component as of December 31, 2010 and 2009:

	December 31,
	2010	2009
Principal	$1,709,075	$1,532,596
Write-offs	-	-
Unamortized premium (discount)	29,647	36,390
Allowance for credit loss	(16,300)	(14,854)

Total mortgage loans	$1,722,422	$1,554,132

Of the total principal balance in the mortgage loan portfolio, $8,470 and $578 related to impaired loans at December 31, 2010 and 2009, respectively.

The Company uses an internal risk assessment process as a primary credit quality indicator, which is updated quarterly, with regard to impairment review and credit loss calculations. The Company follows a

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

comprehensive approach with the management of mortgage loans that includes ongoing analysis of factors such as debt service coverage ratios, loan-to-value ratios, payment status, default or legal status, annual collateral property evaluations and general market conditions. Management’s risk assessment process is subjective and includes the categorization of all loans, based on the above mentioned credit quality indicators, into one of the following categories:

•    Performing - generally indicates the loan has standard market risk and is within its original underwriting guidelines.

•    Non-performing - generally indicates that there is a potential for loss due to the deterioration of financial/monetary default indicators, or potential foreclosure. Due to the potential for loss, these loans are disclosed as impaired.

The Company’s allowance for credit loss is reviewed and determined by applying the Company’s historic loss percentages, adjusted to current credit market conditions, to loan groups with similar credit quality indicators. Loans that meet the non-performing category and other loans with certain substandard credit quality indicators are individually reviewed to determine if a specific impairment is required. Loans reviewed for specific impairment are excluded from the analysis to estimate the credit loss allowance for the loans categorized as performing in the portfolio.

The recorded investment of impaired mortgage loans was $9,576 and $626 for the years ended December 31, 2010 and 2009, respectively. The Company estimated no loss and therefore no specific allowance was recorded at December 31, 2010, 2009 or 2008. The average recorded investment of impaired mortgage loans was $5,101 and $313 for the years ended December 31, 2010 and 2009, respectively. The interest income earned and recognized on impaired loans during the years ended December 31, 2010 and 2009 was $465 and $48, respectively. The interest income collected on impaired loans during the years ended December 31, 2010 and 2009 was $610 and $51, respectively. For the year ended December 31, 2008, there was no interest income earned and recognized or collected on impaired loans.

The following table summarizes the recorded investment of the mortgage loan portfolio by risk assessment category as of December 31, 2010 and 2009:

	Years ended December 31,
	2010	2009
Performing	$1,729,146	$1,568,360
Non-performing	9,576	626

Total	$1,738,722	$1,568,986

The following table summarizes activity in the allowance for mortgage loan credit losses for the years 2010 and 2009:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

	December 31,
	2010	2009
	Commercial mortgages	Commercial mortgages
Beginning balance	$14,854	$8,834
Charge offs	-	-
Recoveries	-	-
Provision increases	1,446	6,172
Provision decreases	-	(152)
Quantitative change in policy or methodology	-	-

Ending balance	$16,300	$14,854

Ending allowance balance from loans individually evaluated for impairment	$-	$-
Ending allowance balance from loans collectively evaluated for impairment	16,300	14,854
Ending allowance balance from loans acquired with deteriorated credit quality	-	-

Mortgage loans, gross of allowance, ending recorded investment	$1,738,722	$1,568,986
Ending recorded investment of loans individually evaluated for impairment	27,250	4,506
Ending recorded investment of loans collectively evaluated for impairment	1,711,472	1,564,480
Ending recorded investment of loans acquired with deteriorated credit quality	-	-

There was no specific impairment for the years ended December 31, 2010, 2009 or 2008. One property was acquired through foreclosure during 2010. There were no properties acquired through foreclosure during 2009. The property acquired through foreclosure in 2010 was liquidated during 2010 for $513. As of December 31, 2010 and 2009, there were four and one properties, respectively, in the process of foreclosure which had carry values of $2,158 and $626, respectively. The Company did not complete any significant purchases or sales of mortgage loans during the years ended December 31, 2010 and 2009.

The tables below summarize the recorded investment of the mortgage loan portfolio by aging category as of December 31, 2010 and 2009:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

	December 31, 2010
	Current	Loan balances 31-60 days past due	Loan balances 61-89 days past due	Loan balances greater than 90 days past due or in process of foreclosure (1)	Total portfolio balance
Commercial mortgages	$1,733,922	$2,642	$-	$2,158	$1,738,722

(1) Includes four loans in the amount of $2,158 in process of foreclosure.

	December 31, 2009
	Current	Loan balances 31-60 days past due	Loan balances 61-89 days past due	Loan balances greater than 90 days past due or in process of foreclosure (1)	Total portfolio balance
Commercial mortgages	$1,568,360	$-	$-	$626	$1,568,986

(1) Includes one loan in the amount of $626 in process of foreclosure.

Loan balances are considered past due when payment has not been received based on contractually agreed upon terms. For loan balances greater than 90 days past due or in the process of foreclosure, all accrual of interest was discontinued. There were no loans greater than 90 days past due and accruing interest during the years ended December 31, 2010 and 2009. The Company resumes interest accrual on loans when a loan returns to current status. Interest accrual may also resume under new terms when loans are restructured or modified.

Occasionally, the Company elects to restructure certain mortgage loans if the economic benefits are considered to be more favorable than those achieved by acquiring the collateral through foreclosure. At December 31, 2010, the Company had one loan, with a carry value of $6,355, classified as a troubled debt restructuring with loan modifications which primarily reduced the interest rate for the life of the loan, but did not extend the maturity date or forgive any principal. The Company did not create a specific allowance for the restructured loan. At December 31, 2009, there were no restructured loans.

Equity investments - The carrying value of the Company’s equity investments was $1,888 and $25,679 at December 31, 2010 and 2009, respectively. The decrease in the carry value of the Company’s equity investments was due to the sale of certain holdings in mutual funds with exposure to the S&P 500 index and growth oriented securities.

Limited partnership and other corporation interests - The Company invests in limited partnership interests, which include limited partnerships established for the purpose of investing in low-income housing that qualify for federal and state tax credits, and other corporation interests. At December 31, 2010 and 2009, the Company had $210,146 and $253,605, respectively, invested in limited partnerships and other corporation interests.

In the normal course of its activities, the Company is involved with other entities that are considered variable interest entities (“VIE”). An entity would be determined to be a primary beneficiary, and thus consolidated when the entity has both (a) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (b) the obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE. When the Company becomes involved with a VIE and when the nature of the Company’s involvement with the entity changes, in order to determine if the Company is the primary beneficiary and must consolidate the entity, it evaluates:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

•	The structure and purpose of the entity;
•	The risks and rewards created by and shared through the entity and
•	The entity’s participants’ ability to direct the activities, receive its benefits and absorb its losses.

Accordingly, the Company has determined its investment in low-income housing limited partnerships (“LIHLP”) to be considered a VIE. The purpose of an LIHLP is to provide financing of affordable housing by making certain tax credits available to investors. Beginning in 2002, the Company made initial cash investments for the various tax credits. The Company is a 99% limited partner in various upper-tier LIHLPs. The general partner is most closely involved in the development and management of the LIHLP project. As limited partner, the Company has few or no voting rights, but expects to receive the tax credits allocated to the partnership and operating losses from depreciation and interest expense. The Company is only an equity investor and views the LIHLP as a single investment. The general partner has a small ownership of the partnership, which requires a de minimus capital contribution. This equity investment is reduced based on fees paid at inception by the limited partner; therefore, the general partner does not qualify as having an equity investment at risk in the LIHLP project. However, the limited partner does not have the direct or indirect ability through voting rights or similar rights to make decisions about the general partner’s activities that have a significant effect on the success of the partnership.

Although the Company is involved with the VIE, it determined that consolidation was not required because it has no power to direct the activities that most significantly impact the entities’ economic performance (exert influence over the entity’s operations).

The Company performs ongoing qualitative analyses of its involvement with VIEs to determine if consolidation is required.

The following table presents information about the nature and activities of the VIE and effect on the Company’s financial statements as of December 31, 2010 as follows:

Limited partnership interests and limited liability corporation interests	Liabilities	Maximum exposure to loss
$151,158	$-	$151,158

All of the Company’s investments in LIHLPs are guaranteed by third parties. One of the guarantors, guaranteeing 7% of the LIHLPs, filed for bankruptcy protection in 2009; however, the bankruptcy does not currently impact the guarantee. Eighty-two percent, or $123,853 of the interests, are backed by third party guarantors with an investment grade rating.

The Company is not required to provide any additional funding to the LIHLPs unless the investment exceeds the minimum yield guarantee. The Company has not provided any additional financial or other support during the period from January 1, 2010 to December 31, 2010 that it was not previously contractually required to provide.

Securities pledged, special deposits and securities lending - The Company pledges investment securities it owns to unaffiliated parties related to interest rate futures initial margin. The fair value of margin deposits related to futures contracts was approximately $5,979 and $4,955 at December 31, 2010 and 2009, respectively. These pledged securities are included in fixed maturities in the accompanying consolidated balance sheets.

The Company had securities on deposit with governmental authorities as required by certain insurance laws with fair values in the amounts of $14,144 and $13,599 at December 31, 2010 and 2009, respectively. These deposits are included in short-term investments in the accompanying consolidated balance sheets.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

The Company participates in a securities lending program whereby securities, which are included in investments in the accompanying consolidated balance sheets, are loaned to third parties. Securities with a cost or amortized cost in the amounts of $45,000 and $34,940 and estimated fair values in the amounts of $50,807 and $37,081 were on loan under the program at December 31, 2010 and 2009, respectively. The Company received restricted cash collateral in the amounts of $51,749 and $38,296 at December 31, 2010 and 2009, respectively.

Impairment of fixed maturity and equity investments classified as available-for-sale - The Company classifies the majority of its fixed maturity investments and all of its equity investments as available-for-sale and records them at fair value with the related net unrealized gain or loss, net of policyholder related amounts and deferred taxes, in accumulated other comprehensive income (loss) in the stockholder’s equity section in the accompanying consolidated balance sheets. All available-for-sale securities with gross unrealized losses at the consolidated balance sheet date are subjected to the Company’s process for the identification and evaluation of other-than-temporary impairments.

The assessment of whether an other-than-temporary impairment has occurred on fixed maturity investments where management does not intend to sell the fixed maturity investment and it is not more likely than not the Company will be required to sell the fixed maturity investment before recovery of its amortized cost basis, is based upon management’s case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors, as described below, regarding the security issuer and uses its best judgment in evaluating the cause of the decline in its estimated fair value and in assessing the prospects for near-term recovery. Inherent in management’s evaluation of the security are assumptions and estimates about the issuer’s operations and ability to generate future cash flows. While all available information is taken into account, it is difficult to predict the ultimate recoverable amount from a distressed or impaired security.

Considerations used by the Company in the impairment evaluation process include, but are not limited to, the following:

•	Fair value is below cost.
•	The decline in fair value is attributable to specific adverse conditions affecting a particular instrument, its issuer, an industry or geographic area.
•	The decline in fair value has existed for an extended period of time.
•	A fixed maturity investment has been downgraded by a credit rating agency.
•	The financial condition of the issuer has deteriorated.
•	The payment structure of the fixed maturity investment and the likelihood of the issuer being able to make payments in the future.
•	Dividends have been reduced or eliminated or scheduled interest payments have not been made.

Unrealized losses on fixed maturity and equity investments classified as available-for-sale

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

The following tables summarize unrealized investment losses, including the non-credit-related portion of other-than-temporary impairment losses reported in accumulated other comprehensive income (loss), by class of investment at December 31, 2010 and 2009:

Fixed maturities:	December 31, 2010
	Less than twelve months		Twelve months or longer		Total
	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI
U.S. government direct obligations and U.S. agencies	$892,025	$14,551	$22,471	$233	$914,496	$14,784
Obligations of U.S. states and their subdivisions	391,101	11,332	99,720	4,271	490,821	15,603
Corporate debt securities	477,059	15,486	819,627	129,000	1,296,686	144,486
Asset-backed securities	52,814	1,505	1,071,557	152,652	1,124,371	154,157
Residential mortgage-backed securities	26,142	509	146,532	11,610	172,674	12,119
Commercial mortgage-backed securities	53,462	2,086	79,429	18,529	132,891	20,615
Collateralized debt obligations	5,745	29	23,112	5,752	28,857	5,781

Total fixed maturities	$1,898,348	$45,498	$2,262,448	$322,047	$4,160,796	$367,545

Equity investments:
Equity mutual funds	$6	$-	$3	$-	$9	$-
Airline industry	612	77	-	-	612	77

Total equity investments	$618	$77	$3	$-	$621	$77

Total number of securities in an unrealized loss position		183		237		420

Fixed maturities:	December 31, 2009
	Less than twelve months		Twelve months or longer		Total
	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI
U.S. government direct obligations and U.S. agencies	$535,595	$10,502	$19,330	$313	$554,925	$10,815
Obligations of U.S. states and their subdivisions	132,151	4,214	608	-	132,759	4,214
Corporate debt securities	673,534	74,461	1,190,858	142,425	1,864,392	216,886
Asset-backed securities	92,005	52,042	1,558,338	331,923	1,650,343	383,965
Residential mortgage-backed securities	53,623	3,629	550,036	72,268	603,659	75,897
Commercial mortgage-backed securities	-	-	297,604	35,792	297,604	35,792
Collateralized debt obligations	1,400	173	34,678	2,270	36,078	2,443

Total fixed maturities	$1,488,308	$145,021	$3,651,452	$584,991	$5,139,760	$730,012

Equity investments:
Consumer products	$-	$-	$2	$2	$2	$2
Equity mutual funds	2,374	450	-	-	2,374	450
Airline industry	694	5	-	-	694	5

Total equity investments	$3,068	$455	$2	$2	$3,070	$457

Total number of securities in an unrealized loss position		159		358		517

Fixed maturity investments - Total unrealized losses and other-than-temporary impairment losses decreased by $362,467 or 50%, from December 31, 2009 to December 31, 2010. This decrease in unrealized losses was across most asset classes and reflects recovery in market liquidity, lower interest rates and tightening of credit spreads, although the economic uncertainty in these markets still remains.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

Unrealized losses on securities of U.S. government and U.S. states and their subdivisions increased by $3,969 and $11,389, respectively from December 31, 2009 to December 31, 2010. These increases were primarily due to the increase in interest rates subsequent to the acquisition of these securities by the Company.

Unrealized losses on corporate debt securities decreased by $72,400 from December 31, 2009 to December 31, 2010. The valuation of these securities has been significantly influenced by market conditions with increased liquidity, lower interest rates and tightening of credit spreads resulting in generally higher valuations of fixed income securities. Management has classified these securities by sector, calculated as a percentage of total unrealized losses as follows:

	December 31,
Sector	2010	2009
Finance	78%	77%
Utility	8%	10%
Natural resources	4%	4%
Consumer	4%	4%
Transportation	1%	2%
Other	5%	3%

	100%	100%

While the proportionate percentage in the finance sector had an increase of 1%, the actual unrealized losses in the sector decreased by $54,644 from December 31, 2009 to December 31, 2010. The proportionate percentage in the utility sector decreased by 2%, and the actual unrealized losses decreased by $9,437.

Unrealized losses on asset-backed, residential and commercial mortgage-backed securities decreased by $229,808, $63,778, and $15,177, respectively, since December 31, 2009, generally due to tightening of credit spreads, lower interest rates, increased market liquidity and other-than-temporary impairment recognized during the period.

Of the total estimated fair value of fixed maturities with unrealized losses and OTTI greater than twelve months, asset-backed securities account for 47%. Of the $152,652 of unrealized losses and OTTI over twelve months on asset-backed securities, 69% are on securities which continue to be rated investment grade. Of the securities which are not rated investment grade (approximately $48,084 of the $152,652), 90% are securities that are guaranteed by monoline insurers. Of the remaining securities, the unrealized losses have decreased 66% since December 31, 2009, from $13,621 to $4,578. The present value of the cash flows expected to be collected is not less than amortized cost. Management does not have the intent to sell these assets prior to a full recovery; therefore, an OTTI was not recognized in earnings. Accordingly, unless otherwise noted below in the other-than-temporary impairment recognition section, the underlying collateral on the asset-backed securities within the portfolio along with credit enhancement is sufficient to expect full repayment of the principal.

Of the $129,000 of unrealized losses and OTTI over twelve months on corporate debt securities, 64% are on securities which continue to be rated investment grade. Of the non-investment grade securities with unrealized losses since December 31, 2009 and OTTI greater than twelve months, the unrealized losses have decreased 49% from $91,726 to $46,693. Of the $46,693, $32,565 of losses are on investments held in foreign banks. The prices of securities held in foreign banks have been impacted by their long duration combined with widening spreads and the low London Interbank Offering Rate (“LIBOR”) based floating rates. Although foreign banks have suffered from the weak credit and economic environment, they benefit from central bank support. Management does not have the intent to sell these assets prior to a full recovery; therefore, an OTTI was not recognized in earnings.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

See Note 7 for additional discussion regarding fair value measurements.

Equity investments - The decrease in unrealized losses of $380 from December 31, 2009 to December 31, 2010 is primarily due to the sale of certain holdings in mutual funds with exposure to the S&P 500 index and growth oriented securities.

Other-than-temporary impairment recognition - The Company recorded other-than-temporary impairments on fixed maturity investments and equity securities for the years ended December 31, 2010, 2009 and 2008 as follows:

	Year ended December 31, 2010
	OTTI recognized in realized gains/(losses)		OTTI recognized in OCI (2)
Fixed maturities:	Credit related (1)	Non-credit related	Non-credit related	Total
U.S. government direct obligations and U.S. agencies	$750	$10,035	$-	$10,785
Corporate debt securities	-	1,529	-	1,529
Asset-backed securities	64,896	-	16,242	81,138
Residential mortgage-backed securities	1,390	-	505	1,895
Collateralized debt obligations	34	-	-	34

Total fixed maturities	$67,070	$11,564	$16,747	$95,381

Equity investments:
Equity mutual funds	$-	$268	$-	$268

Total equity investments	$-	$268	$-	$268

Limited partnership investment:
Limited partnership interest	$999	$-	$-	$999

Total limited partnership investments	$999	$-	$-	$999

Total OTTI impairments	$68,069	$11,832	$16,747	$96,648

(1) Of the credit-related other-than-temporary impairment on asset-backed securities, $53,327 and $8,558 were related to Ambac Financial Group, Inc. and Financial Guaranty Insurance Company, respectively, for the year ended December 31, 2010. Of the $67,070 in total fixed maturities, $66,286 is the bifurcated loss recognized on securities.

(2) Amounts are recognized in OCI in the period incurred.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

Fixed maturities:	Year ended December 31, 2009
	OTTI recognized in realized gains/(losses)		OTTI recognized in OCI (2)
	Credit related (1)	Non-credit related	Non-credit related	Total
U.S. government direct obligations and U.S. agencies	$-	$684	$-	$684
Corporate debt securities	3,652	6,181	-	9,833
Asset-backed securities	88,134	502	13,422	102,058
Residential mortgage-backed securities	-	28	-	28
Collateralized debt obligations	154	-	-	154

Total fixed maturities	$91,940	$7,395	$13,422	$112,757

Equity investments:
Equity mutual funds	$7	$-	$-	$7

Total equity investments	$7	$-	$-	$7

Total OTTI impairments	$91,947	$7,395	$13,422	$112,764

(1) Of the credit-related other-than-temporary impairment on asset-backed securities, all of it was related to Financial Guaranty Insurance Company for the year ended December 31, 2009.

(2) Amounts are recognized in OCI in the period incurred.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

Fixed maturities:	Year ended December 31, 2008
	OTTI recognized in realized gains/(losses)		OTTI recognized in OCI
	Credit related (1)	Non-credit related	Non-credit related	Total
U.S. government direct obligations and U.S. agencies	$-	$8,302	$-	$8,302
Corporate debt securities	61,953	7,047	-	69,000
Asset-backed securities	-	3,259	-	3,259
Residential mortgage-backed securities	-	4,140	-	4,140
Commercial mortgage-backed securities	-	3,185	-	3,185

Total fixed maturities	$61,953	$25,933	$-	$87,886

Equity investments:
Airline industry	$2,146	$-	$-	$2,146
Technology industry	244	-	-	244

Total equity investments	$2,390	$-	$-	$2,390

Limited partnership investment:
Limited partnership interest	$1,122	$-	$-	$1,122

Total limited partnership investments	$1,122	$-	$-	$1,122

Total OTTI impairments	$65,465	$25,933	$-	$91,398

(1) Of the credit-related other-than-temporary impairment on corporate debt securities, $35,657 and $25,939 were related to General Motors Corporation and Lehman Brothers, respectively, for the year ended December 31, 2008.

The other-than-temporary impairments of fixed maturity securities where the loss portion is bifurcated and the credit related component is recognized in realized investment gains (losses) is summarized as follows:

Bifurcated credit loss balance, April 1, 2009	$43,871
Non-credit losses reclassified out of retained earning into AOCI	(16,680)
Credit loss recognized on securities	88,134
Bifurcated credit loss balance, December 31, 2009	115,325
Credit loss recognized on securities	66,286

Bifurcated credit loss balance, December 31, 2010	$181,611

The credit loss portion on fixed maturities was determined as the difference between the securities’ amortized cost and the present value of expected future cash flows. These expected cash flows were determined using judgment and the best information available to the Company and were discounted at the securities’ original effective interest rate. Inputs used to derive expected cash flows included default rates, credit ratings, collateral characteristics and current levels of subordination.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

Net Investment Income

The following table summarizes net investment income for the years ended December 31, 2010, 2009 and 2008:

	Year ended December 31,
	2010	2009	2008
Investment income:
Fixed maturity and short-term investments	$823,828	$795,323	$766,625
Equity investments	68	532	1,240
Mortgage loans on real estate	96,711	85,116	73,838
Policy loans	234,944	244,140	218,687
Limited partnership interests	5,767	2,514	2,601
Net interest on funds withheld balances under reinsurance agreements, related party	17,130	18,448	13,969
Derivative instruments (1)	7,182	10,489	5,987
Other	5,011	6,082	8,788

	1,190,641	1,162,644	1,091,735
Investment expenses	(15,897)	(13,560)	(13,266)

Net investment income	$1,174,744	$1,149,084	$1,078,469

(1) Includes fair value gains (losses) of $1,366, $2,105 and ($216), net of any gains (losses) on the hedged assets in a fair value hedge, for the years ended December 31, 2010, 2009 and 2008, respectively.

Included in net investment income are unrealized gains (losses) of $9,587, $4,749 and ($969) on held-for-trading fixed maturity investments still held at December 31, 2010, 2009 and 2008, respectively.

Realized Investment Gains (Losses)

The following table summarizes realized investment gains (losses) for the years ended December 31, 2010, 2009 and 2008:

	Year ended December 31,
	2010	2009	2008
Realized investment gains (losses):
Fixed maturity and short-term investments	$(15,793)	$(58,208)	$(30,797)
Equity investments	8,007	7	(4,162)
Mortgage loans on real estate	2,736	1,091	2,568
Limited partnership interests	(999)	-	1,112
Derivative instruments	(17,076)	(3,905)	9,583
Other	76	(353)	-
Provision for mortgage impairments, net of recoveries	(1,446)	(6,172)	-

Realized investment gains (losses):	$(24,495)	$(67,540)	$(21,696)

Included in net investment income and realized investment gains (losses) are amounts allocable to the participating fund account. This allocation is based upon the activity in a specific block of investments that are segmented for the benefit of the participating fund account. The amounts of net investment income allocated to the participating fund account were $4,481, $4,799 and $4,823 for the years ended December 31, 2010, 2009 and 2008, respectively. The amounts of realized investment gains (losses) allocated to the participating fund account were $438, $234 and $177 for the years ended December 31, 2010, 2009 and

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

2008, respectively. Net investment income and realized investment gains (losses) do not include any amounts from separate accounts.

7.	Fair Value Measurements

The following tables summarize the carrying amounts and estimated fair values of the Company’s financial instruments at December 31, 2010 and 2009:

Assets	December 31, 2010		December 31, 2009
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Fixed maturities and short-term investments	$17,051,738	$17,051,738	$14,546,467	$14,546,467
Mortgage loans on real estate	1,722,422	1,809,356	1,554,132	1,570,217
Equity investments	1,888	1,888	25,679	25,679
Policy loans	4,059,640	4,059,640	3,971,833	3,971,833
Other investments	22,762	46,608	24,312	50,159
Derivative instruments	24,826	24,826	23,150	23,150
Collateral under securities lending agreements	51,749	51,749	38,296	38,296
Collateral under derivative counterparty collateral agreements	7,790	7,790	4,300	4,300
Separate account assets	22,489,038	22,489,038	18,886,901	18,886,901

Liabilities	December 31, 2010		December 31, 2009
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Annuity contract reserves without life contingencies (1)	$7,976,954	$7,912,850	$7,117,591	$7,105,090
Policyholders’ funds (2)	372,980	372,980	358,795	358,795
Repurchase agreements	936,762	936,762	491,338	491,338
Commercial paper	91,681	91,681	97,613	97,613
Payable under securities lending agreements	51,749	51,749	38,296	38,296
Payable under derivative counterparty collateral agreements	7,790	7,790	4,300	4,300
Derivative instruments	5,831	5,831	3,317	3,317
Notes payable	532,332	532,332	532,319	532,319

(1) The carrying amount for annuity contract reserves without life contingencies has been restated due to a previous misstatement from that previously reported of $7,167,733 as of December 31, 2009.

(2) The carrying amount and estimated fair value for policyholders’ funds have been restated due to a previous misstatement from that previously reported of $286,175 and $286,175, respectively, as of December 31, 2009.

Fixed maturity and equity investments

The fair values for fixed maturity and equity securities are based upon quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not readily available, such as for private fixed maturity investments, fair values are estimated. To determine estimated fair value for these instruments, the Company generally utilizes discounted cash flows calculated at current market rates on investments of similar quality and term. Fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

counterparty. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts of the Company’s financial instruments.

Short-term investments, securities lending agreements, repurchase agreements and commercial paper

The carrying value of short-term investments, collateral and payable under securities lending agreements, repurchase agreements and commercial paper is a reasonable estimate of fair value due to their short-term nature.

Mortgage loans on real estate

Mortgage loan fair value estimates are generally based on discounted cash flows. A discount rate matrix is incorporated whereby the discount rate used in valuing a specific mortgage generally corresponds to that mortgage’s remaining term and credit quality. Management believes the discount rate used is commensurate with the credit, interest rate, term, servicing costs and risks of loans similar to the portfolio loans that the Company would make today given its internal pricing strategy.

Policy loans

Policy loans accrue interest at variable rates with no fixed maturity dates; therefore, estimated fair values approximate carrying values.

Other investments

Other investments include the Company’s percentage ownership of foreclosed lease interests in aircraft. The estimated fair value is based on the present value of anticipated lease payments plus the residual value of the aircraft. Also included in other investments is real estate held for investment. The estimated fair value is based on appraised value.

Derivative counterparty collateral agreements

Included in other assets and other liabilities is cash collateral received from derivative counterparties and the obligation to return the cash collateral to the counterparties. The carrying value of the collateral approximates fair value.

Derivative instruments

Included in other assets and other liabilities are derivative financial instruments. The estimated fair values of OTC derivatives, primarily consisting of interest rate swaps and interest rate swaptions which are held for other than trading purposes, are the estimated amounts the Company would receive or pay to terminate the agreements at the end of each reporting period, taking into consideration current interest rates, counterparty credit risk and other relevant factors.

Separate account assets

Separate account assets include investments in mutual fund, fixed maturity and short-term securities. Mutual funds are recorded at net asset value, which approximates fair value, on a daily basis. The fixed maturity and short-term investments are valued in the same manner, and using the same pricing sources and inputs as the fixed maturity and short-term investments of the Company.

Annuity contract benefits without life contingencies

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

The estimated fair values of annuity contract benefits without life contingencies are estimated by discounting the projected expected cash flows to the maturity of the contracts utilizing risk-free spot interest rates plus a provision for the Company’s credit risk.

Policyholders’ funds

The estimated fair values of policyholders’ funds are the same as the carrying amounts since the Company can change the interest crediting rates with thirty days notice.

Notes payable

The estimated fair values of the notes payable to GWL&A Financial are based upon discounted cash flows at current market rates on high quality investments.

Fair value hierarchy

The Company’s assets and liabilities recorded at fair value have been categorized based upon the following fair value hierarchy:

—      Level 1 inputs, which are utilized for general and separate account assets and liabilities, utilize observable, quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access. Financial assets and liabilities utilizing Level 1 inputs include actively exchange-traded equity securities.

—      Level 2 inputs utilize other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs, which are utilized for general and separate account assets and liabilities, include quoted prices for similar assets and liabilities in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. The fair values for some Level 2 securities were obtained from pricing services. The inputs used by the pricing services are reviewed at least quarterly or when the pricing vendor issues updates to its pricing methodology. For fixed maturity securities and separate account assets and liabilities, inputs include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Additional inputs utilized for assets and liabilities classified as Level 2 are:

o

Asset-backed, residential mortgage-backed, commercial mortgage-backed securities and collateralized debt obligations - new issue data, monthly payment information, collateral performance and third party real estate analysis.

o	U.S. states and their subdivisions - material event notices.

o	Equity investments - exchange rates, various index data and news sources.

o	Short-term investments - valued on the basis of amortized cost, which approximates fair value.

o	Other assets and liabilities (derivatives) - reported trades, swap curves, credit spreads, recovery rates, restructuring, currency volatility, net present value of cash flows and news sources.

o

Separate account assets and liabilities - exchange rates, various index data and news sources, amortized cost (which approximates fair value), reported trades, swap curves, credit spreads, recovery rates, restructuring, currency volatility, net present value of cash flows and quoted prices in

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

markets that are not active or for which all significant inputs are observable, either directly or indirectly.

See Note 6 for further discussions of derivatives and their impact on the Company’s consolidated financial statements.

—      Level 3 inputs are unobservable and include situations where there is little, if any, market activity for the asset or liability. In general, the prices of Level 3 securities, which include both general and separate account assets and liabilities, were obtained from single broker quotes and internal pricing models. If the broker’s inputs are largely unobservable, the valuation is classified as a Level 3. Broker quotes are validated through an internal analyst review process, which includes validation through known market conditions and other relevant data. Internal models are usually cash flow based utilizing characteristics of the underlying collateral of the security such as default rate and other relevant data. Inputs utilized for securities classified as Level 3 are as follows:

o	Corporate debt securities - single broker quotes which may be in an illiquid market or otherwise deemed unobservable.

o	Asset-backed securities - internal models utilizing asset-backed securities index spreads.

o	Separate account assets - single broker quotes which may be in an illiquid market or otherwise deemed unobservable or net asset value per share of the underlying investments.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2010 and 2009 and indicates the fair value hierarchy of the valuation techniques utilized by the Company to determine such fair value:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

	Assets and liabilities measured at fair value on a recurring basis
	December 31, 2010
Assets	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Fixed maturities available-for-sale:
U.S. government direct obligations and U.S. agencies	$-	$2,371,150	$-	$2,371,150
Obligations of U.S. states and their subdivisions	-	1,942,263	-	1,942,263
Corporate debt securities	-	7,979,736	58,692	8,038,428
Asset-backed securities	-	1,711,438	290,488	2,001,926
Residential mortgage-backed securities	-	739,062	-	739,062
Commercial mortgage-backed securities	-	820,349	-	820,349
Collateralized debt obligations	-	29,865	14	29,879

Total fixed maturities available- for-sale	-	15,593,863	349,194	15,943,057

Fixed maturities held for trading:
U.S. government direct obligations and U.S. agencies	-	41,834	-	41,834
Corporate debt securities	-	49,961	-	49,961
Asset-backed securities	-	44,060	-	44,060
Commercial mortgage-backed securities	-	8,319	-	8,319

Total fixed maturities held for trading	-	144,174	-	144,174

Equity investments available-for-sale:
Financial services	-	725	-	725
Equity mutual funds	551	-	-	551
Airline industry	612	-	-	612

Total equity investments	1,163	725	-	1,888

Short-term investments available-for-sale	140,922	823,585	-	964,507
Collateral under securities lending agreements	51,749	-	-	51,749
Collateral under derivative counterparty collateral agreements	7,790	-	-	7,790
Other assets (1)	-	24,826	-	24,826
Separate account assets (2)	11,222,384	10,838,983	4,278	22,065,645

Total assets	$11,424,008	$27,426,156	$353,472	$39,203,636

Liabilities
Other liabilities (1)	$-	$5,831	$-	$5,831
Separate account liabilities (2)	93	301,108	-	301,201

Total liabilities	$93	$306,939	$-	$307,032

(1)	Includes derivative financial instruments.

(2)	Includes only separate account investments which are carried at the fair value of the underlying invested assets owned by the separate accounts.

There were no significant transfers between Level 1 and Level 2 during the year ended December 31, 2010.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

	Assets and liabilities measured at fair value on a recurring basis
	December 31, 2009
Assets	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Fixed maturities available-for-sale:
U.S. government direct obligations and U.S. agencies	$-	$2,038,794	$-	$2,038,794
Obligations of U.S. states and their subdivisions	-	1,363,851	-	1,363,851
Foreign governments	-	465	-	465
Corporate debt securities	-	6,940,809	188,936	7,129,745
Asset-backed securities	-	1,495,680	392,365	1,888,045
Residential mortgage-backed securities	-	771,063	-	771,063
Commercial mortgage-backed securities	-	617,860	58,270	676,130
Collateralized debt obligations	-	47,991	1,729	49,720

Total fixed maturities available- for-sale	-	13,276,513	641,300	13,917,813

Fixed maturities held for trading:
U.S. government direct obligations and U.S. agencies	-	39,112	-	39,112
Corporate debt securities	-	50,128	-	50,128
Asset-backed securities	-	42,717	-	42,717
Commercial mortgage-backed securities	-	8,217	-	8,217

Total fixed maturities held for trading	-	140,174	-	140,174

Equity investments available-for-sale:
Financial services	-	505	-	505
Consumer products	68	-	-	68
Equity mutual funds	20,277	-	-	20,277
Airline industry	4,829	-	-	4,829

Total equity investments	25,174	505	-	25,679

Short-term investments available-for-sale	55,557	432,923	-	488,480
Collateral under securities lending agreements	38,296	-	-	38,296
Collateral under derivative counterparty collateral agreements	4,300	-	-	4,300
Other assets (1)	-	23,150	-	23,150
Separate account assets (2)	11,039,441	7,303,499	9,960	18,352,900

Total assets	$11,162,768	$21,176,764	$651,260	$32,990,792

Liabilities
Other liabilities (1)	$-	$-	$3,317	$3,317

Total liabilities	$-	$-	$3,317	$3,317

(1)	Includes derivative financial instruments.

(2)	Includes only separate account investments which are carried at the fair value of the underlying invested assets owned by the separate accounts.

There were no significant transfers between Level 1 and Level 2 during the year ended December 31, 2009.

The following tables present additional information about assets and liabilities measured at fair value on a recurring basis and for which the Company has utilized Level 3 inputs to determine fair value:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

	Recurring Level 3 financial assets and liabilities Year ended December 31, 2010
	Fixed maturities available-for- sale: corporate debt securities	Fixed maturities available-for- sale: asset- backed securities	Fixed maturities available-for- sale: commercial mortgage-backed securities	Fixed maturities available-for-sale: collateralized debt obligations	Other assets and liabilities (1)	Separate accounts
Balance, January 1, 2010	$188,936	$392,365	$58,270	$1,729	$(3,317)	$9,960
Realized and unrealized gains and losses:
Gains (losses) included in net income	475	(49,393)	-	(34)	-	-
Gains (losses) included in other comprehensive income (loss)	5,630	70,026	-	161	-	622
Purchases, issuances and settlements, net	(30,084)	(98,807)	-	(1,842)	-	(1,700)
Transfers in (out) of Level 3 (2)	(106,265)	(23,703)	(58,270)	-	3,317	(4,604)

Balance, December 31, 2010	$58,692	$290,488	$-	$14	$-	$4,278

Total gains (losses) for the period included in net income attributable to the change in unrealized gains and losses relating to assets held at December 31, 2010	$-	$-	$-	$-	$-	$-

(1) Includes derivative financial instruments.

(2) Transfers out of Level 3 are due primarily to increased observability of inputs in valuation methodologies.

	Recurring Level 3 financial assets and liabilities Year ended December 31, 2009
	Fixed maturities available-for- sale: U.S. government and U.S. agencies	Fixed maturities available-for- sale: corporate debt securities	Fixed maturities available-for- sale: asset- backed securities	Fixed maturities available-for- sale: commercial mortgage-backed securities	Fixed maturities available-for-sale: collateralized debt obligations	Other assets and liabilities (1)	Separate accounts
Balance, January 1, 2009	$14,711	$203,975	$521,351	$55,321	$213	$3,224	$532
Realized and unrealized gains and losses:
Gains (losses) included in net income	-	(2,597)	(84,990)	-	-	-	-
Gains (losses) included in other comprehensive income (loss)	2,227	47,030	178,951	3,281	1,592	(6,541)	1,902
Purchases, issuances and settlements, net	(256)	(52,008)	(124,017)	(332)	(12,027)	-	7,526
Transfers in (out) of Level 3 (2)	(16,682)	(7,464)	(98,930)	-	11,951	-	-

Balance, December 31, 2009	$-	$188,936	$392,365	$58,270	$1,729	$(3,317)	$9,960

Total gains (losses) for the period included in net income attributable to the change in unrealized gains and losses relating to assets held at December 31, 2009	$-	$-	$-	$-	$-	$-	$-

(1) Includes derivative financial instruments.

(2) Transfers into (out of) Level 3 are from (to) Level 2 and are due primarily to decreased (increased) observability of inputs in valuation methodologies.

Realized and unrealized gains and losses due to the changes in fair value on assets classified as Level 3 included in net income for the year ended December 31, 2010 and 2009 are as follows:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

	Year ended December 31, 2010
	Net realized gains (losses) on investments	Net investment income
Realized and unrealized gains and losses included in net income for the period	$(48,952)	$-

	Year ended December 31, 2009
	Net realized gains (losses) on investments	Net investment income
Realized and unrealized gains and losses included in net income for the period	$(87,587)	$-

Non-recurring fair value measurements - The Company held $980 of adjusted cost basis limited partnership interests which were impaired during the year ended December 31, 2010 based on the fair value disclosed in the limited partnership financial statements. These limited partnership interests were recorded at estimated fair value and represent a non-recurring fair value measurement. The estimated fair value was categorized as Level 3. The Company held $1,900 of cost basis in other assets comprised of head office properties which were impaired during the year ended December 31, 2009. The property was recorded at estimated fair value and represents a non-recurring fair value measurement. The estimated fair value was categorized as Level 2 since the fair value was based on an independent third party appraisal. The Company has no liabilities measured at fair value on a non-recurring basis at December 31, 2010 and 2009.

8.	Reinsurance

In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and coinsurance contracts. The Company retains a maximum liability in the amount of $3,500 of coverage per individual life.

Ceded reinsurance contracts do not relieve the Company from its obligations to policyholders. The failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 2010 and 2009, the reinsurance receivables had carrying values in the amounts of $594,997 and $573,963, respectively. Included in these amounts are $483,564 and $452,510 at December 31, 2010 and 2009, respectively, associated with reinsurance agreements with related parties. At December 31, 2010 and 2009, 73% and 71%, respectively, of the total reinsurance receivable was due from CLAC. There were no allowances for potential uncollectible reinsurance receivables at either December 31, 2010 or 2009. Included within life insurance in the tables below is a small portion of Healthcare business as discussed in Note 17.

The following tables summarize life insurance in-force and total premium income at and for the year ended, December 31, 2010:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

	Life insurance in-force
	Individual	Group	Total
Written and earned direct	$50,976,256	$34,985,650	$85,961,906
Reinsurance ceded	(9,878,257)	-	(9,878,257)
Reinsurance assumed	80,618,669	-	80,618,669

Net	$121,716,668	$34,985,650	$156,702,318

Percentage of amount assumed to net	66.2%	0.0%	51.4%

	Premium income

	Life insurance	Annuities	Total
Written and earned direct	$674,726	$5,665	$680,391
Reinsurance ceded	(41,362)	(112)	(41,474)
Reinsurance assumed	166,705	-	166,705

Net	$800,069	$5,553	$805,622

The following tables summarize life insurance in-force and total premium income at and for the year ended, December 31, 2009:

	Life insurance in-force
	Individual	Group	Total
Written and earned direct	$50,468,445	$33,398,994	$83,867,439
Reinsurance ceded (1)	(10,404,557)	-	(10,404,557)
Reinsurance assumed (2)	85,281,541	-	85,281,541

Net (3)	$125,345,429	$33,398,994	$158,744,423

Percentage of amount assumed to net	68.0%	0.0%	53.7%

(1) Reinsurance ceded has been restated due to a previous misstatement from that previously reported of ($11,468,482).

(2) Reinsurance assumed has been restated due to a previous misstatement from that previously reported of $86,580,158.

(3) Net life insurance in-force has been restated due to a previous misstatement from that previously reported of $125,580,121 Net, Individual and $158,979,115 Net, Total.

	Premium income

	Life insurance	Annuities	Total
Written and earned direct	$431,585	$3,039	$434,624
Reinsurance ceded	(48,687)	(74)	(48,761)
Reinsurance assumed	174,389	-	174,389

Net	$557,287	$2,965	$560,252

The following table summarizes total premium income for the year ended, December 31, 2008:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

	Premium income
	Life insurance	Annuities	Total
Written and earned direct	$371,952	$(1,153)	$370,799
Reinsurance ceded	(37,035)	(141)	(37,176)
Reinsurance assumed	189,908	1,605	191,513

Net	$524,825	$311	$525,136

9.	Deferred Acquisition Costs and Value of Business Acquired

The following table summarizes activity in deferred acquisition costs (“DAC”) and value of business acquired (“VOBA”) for the years ended December 31, 2010, 2009 and 2008:

	DAC	VOBA	Total
Balance, January 1, 2008	$368,781	$46,479	$415,260
Capitalized additions	57,816	-	57,816
Amortization and writedowns	(53,393)	2,852	(50,541)
Unrealized investment (gains) losses	251,940	6,380	258,320

Balance, December 31, 2008	625,144	55,711	680,855
Capitalized additions	74,642	-	74,642
Amortization and writedowns	(61,113)	(1,161)	(62,274)
Unrealized investment (gains) losses	(242,085)	(5,881)	(247,966)

Balance, December 31, 2009	396,588	48,669	445,257
Capitalized additions	80,020	-	80,020
Amortization and writedowns	(48,903)	(1,837)	(50,740)
Unrealized investment (gains) losses	(167,162)	(427)	(167,589)

Balance, December 31, 2010	$260,543	$46,405	$306,948

In 2010, the Company refined its DAC calculation methodology which resulted in a $6,300 increase to the DAC balance through a decrease in DAC amortization for the year.

The estimated future amortization of VOBA for the years ended December 31, 2011 through December 31, 2015 is as follows:

Year ended December 31,	Amount
2011	$4,253
2012	4,492
2013	4,389
2014	4,222
2015	4,019

10.	Goodwill and Other Intangible Assets

The balances of goodwill, all of which is within the Retirement Services segment, at December 31, 2010 and 2009 were $105,255.

The following tables summarize other intangible assets, all of which are within the Retirement Services segment, as of December 31, 2010 and 2009:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

	December 31, 2010
	Gross carrying amount	Accumulated amortization	Net book value
Customer relationships	$36,314	$(12,701)	$23,613
Preferred provider agreements	7,970	(5,941)	2,029

Total	$44,284	$(18,642)	$25,642

	December 31, 2009
	Gross carrying amount	Accumulated amortization	Net book value
Customer relationships	$36,314	$(10,039)	$26,275
Preferred provider agreements	7,970	(4,613)	3,357

Total	$44,284	$(14,652)	$29,632

Amortization expense for other intangible assets included in general insurance expenses was $3,990, $4,192 and $4,725 for the years ended December 31, 2010, 2009 and 2008, respectively. Except for goodwill, the Company has no intangible assets with indefinite lives. The Company did not incur costs to renew or extend the term of acquired intangible assets during the year ended December 31, 2010.

The estimated future amortization of other intangible assets using current assumptions, which are subject to change, for the years ended December 31, 2011 through December 31, 2015 is as follows:

Year ended December 31,	Amount
2011	$3,793
2012	3,590
2013	3,410
2014	3,215
2015	3,012

11.	Commercial Paper

The Company maintains a commercial paper program that is partially supported by a $50,000 corporate credit facility (See Note 20).

The following table provides information regarding the Company’s commercial paper program at December 31, 2010 and 2009:

	December 31,
	2010	2009
Commercial paper outstanding	$91,681	$97,613
Maturity range (days)	3 - 74	7 - 20
Interest rate range	0.3% - 0.4%	0.3%- 0.4%

12.	Stockholder’s Equity and Dividend Restrictions

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

At December 31, 2010 and 2009, the Company had 50,000,000 shares of $1 par value preferred stock authorized, none of which were issued or outstanding at either date. In addition, the Company has 50,000,000 shares of $1 par value common stock authorized, 7,032,000 of which were issued and outstanding at both December 31, 2010 and 2009.

GWLA’s net income and capital and surplus, as determined in accordance with statutory accounting principles and practices as prescribed by the National Association of Insurance Commissioners, for the years ended December 31, 2010, 2009 and 2008 are as follows:

	Year ended December 31,
	2010(1)	2009(2)	2008(2)

Net income	$405,343	$282,033	$280,862
Capital and surplus	1,159,657	1,360,896	901,429

(1) As filed with the Colorado Division of Insurance

(2) As filed in an amended filing with the Colorado Division of Insurance

Dividends are paid as determined by the Board of Directors, subject to restrictions as discussed below. During the years ended December 31, 2010, 2009 and 2008, the Company paid dividends in the amounts of $160,917, $24,682 and $1,772,293, respectively, to its parent company, GWL&A Financial. Dividends paid during 2008 were paid in part using the proceeds received from the sale of the Company’s Healthcare business as discussed in Note 3.

The maximum amount of dividends that can be paid to stockholders by insurance companies domiciled in the State of Colorado, without prior approval of the Insurance Commissioner, is subject to restrictions relating to statutory capital and surplus and statutory net gain from operations. Unaudited statutory capital and surplus and net gain from operations at and for the year ended December 31, 2010 were $1,159,657 and $445,656, respectively. GWLA may pay up to $445,656 (unaudited) of dividends during the year ended December 31, 2011 without the prior approval of the Colorado insurance commissioner. Prior to any payments of dividends, the Company seeks approval from the Colorado Insurance Commissioner.

13.	Other Comprehensive Income

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

The following table presents the composition of other comprehensive income (loss) for the year ended December 31, 2010:

	Year ended December 31, 2010
	Before-tax amount	Tax (expense) benefit	Net-of-tax amount
Unrealized holding gains (losses) arising during the year on available-for-sale fixed maturity investments	$724,296	$(253,504)	$470,792
Net changes during the year related to cash flow hedges	17,293	(6,053)	11,240
Reclassification adjustment for (gains) losses realized in net income	23,198	(8,119)	15,079

Net unrealized gains (losses)	764,787	(267,676)	497,111
Future policy benefits, deferred acquisition costs and value of business acquired adjustments	(182,357)	63,825	(118,532)

Net unrealized gains (losses)	582,430	(203,851)	378,579
Employee benefit plan adjustment	(5,142)	1,800	(3,342)

Other comprehensive income (loss)	$577,288	$(202,051)	$375,237

The following table presents the composition of other comprehensive income (loss) for the year ended December 31, 2009:

	Year ended December 31, 2009
	Before-tax amount	Tax (expense) benefit	Net-of-tax amount
Unrealized holding gains (losses) arising during the year on available-for-sale fixed maturity investments	$1,174,693	$(411,143)	$763,550
Net changes during the year related to cash flow hedges	(57,218)	20,027	(37,191)
Reclassification adjustment for (gains) losses realized in net income	71,473	(25,016)	46,457

Net unrealized gains (losses)	1,188,948	(416,132)	772,816
Future policy benefits, deferred acquisition costs and value of business acquired adjustments	(250,468)	87,664	(162,804)

Net unrealized gains (losses)	938,480	(328,468)	610,012
Employee benefit plan adjustment	43,797	(15,329)	28,468

Other comprehensive income (loss)	$982,277	$(343,797)	$638,480

The following table presents the composition of other comprehensive income (loss) for the year ended December 31, 2008:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

	Year ended December 31, 2008
	Before-tax amount	Tax (expense) benefit	Net-of-tax amount
Unrealized holding gains (losses) arising during the year on available-for-sale fixed maturity investments	$(1,431,239)	$496,555	$(934,684)
Net changes during the year related to cash flow hedges	85,494	(29,923)	55,571
Reclassification adjustment for (gains) losses realized in net income	38,978	(10,989)	27,989

Net unrealized gains (losses)	(1,306,767)	455,643	(851,124)
Future policy benefits, deferred acquisition costs and value of business acquired adjustments	254,180	(88,963)	165,217

Net unrealized gains (losses)	(1,052,587)	366,680	(685,907)
Employee benefit plan adjustment	(115,766)	40,518	(75,248)

Other comprehensive income (loss)	$(1,168,353)	$407,198	$(761,155)

14.	General Insurance Expenses

The following table summarizes the components of general insurance expenses for the years ended December 31, 2010, 2009 and 2008:

	Year ended December 31,
	2010	2009	2008
Compensation	$294,923	$273,934	$282,502
Commissions	143,680	114,461	118,978
Premium and other taxes	27,964	22,947	25,704
Capitalization of DAC	(80,020)	(74,642)	(57,816)
Depreciation and amortization	12,975	15,603	19,240
Rent, net of sublease income	6,047	6,767	3,875
Other	92,817	76,408	44,504

Total general insurance expenses	$498,386	$435,478	$436,987

15.	Employee Benefit Plans

Defined Benefit Pension, Post-Retirement Medical and Supplemental Executive Retirement Plans - The Company has a noncontributory Defined Benefit Pension Plan covering substantially all of its employees that were hired before January 1, 1999. Pension benefits are based principally on an employee’s years of service and compensation levels near retirement. The Company’s policy for funding the defined benefit pension plans is to make annual contributions, which equal or exceed regulatory requirements.

The Company sponsors an unfunded Post-Retirement Medical Plan (the “Medical Plan”) that provides health benefits to retired employees who are not Medicare eligible. The medical plan is contributory and contains other cost sharing features which may be adjusted annually for the expected general inflation rate. The Company’s policy is to fund the cost of the medical plan benefits in amounts determined at the discretion of management.

The Company also provides supplemental executive retirement plans to certain key executives. These plans provide key executives with certain benefits upon retirement, disability or death based upon total

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

compensation. The Company has purchased individual life insurance policies with respect to each employee covered by this plan. The Company is the owner and beneficiary of the insurance contracts.

The following tables provide a reconciliation of the changes in the benefit obligations, fair value of plan assets and the under funded status for the Company’s Defined Benefit Pension, Post-Retirement Medical and Supplemental Executive Retirement plans as of the years ended December 31, 2010 and 2009:

	Defined benefit pension plan		Post-retirement medical plan		Supplemental executive retirement plan		Total
	2010	2009	2010	2009	2010	2009	2010	2009
Change in projected benefit obligation:
Benefit obligation, January 1	$318,278	$303,383	$12,136	$16,483	$44,430	$45,765	$374,844	$365,631
Service cost	3,739	4,087	728	680	672	717	5,139	5,484
Interest cost	19,578	19,135	713	709	2,905	2,856	23,196	22,700
Actuarial (gain) loss	18,644	2,253	(2,843)	(5,129)	5,973	(2,517)	21,774	(5,393)
Regular benefits paid	(10,804)	(10,580)	(572)	(607)	(2,646)	(2,391)	(14,022)	(13,578)
Plan amendments	-	-	-	-	3,521	-	3,521	-

Benefit obligation, December 31	$349,435	$318,278	$10,162	$12,136	$54,855	$44,430	$414,452	$374,844

	Defined benefit pension plan		Post-retirement medical plan		Supplemental executive retirement plan		Total
	2010	2009	2010	2009	2010	2009	2010	2009
Change in plan assets:
Value of plan assets, January 1	$251,078	$201,970	$-	$-	$-	$-	$251,078	$201,970
Actual return (loss) on plan assets	36,642	47,188	-	-	-	-	36,642	47,188
Employer contributions	5,700	12,500	572	607	2,646	2,391	8,918	15,498
Benefits paid	(10,804)	(10,580)	(572)	(607)	(2,646)	(2,391)	(14,022)	(13,578)

Value of plan assets, December 31	$282,616	$251,078	$-	$-	$-	$-	$282,616	$251,078

	Defined benefit pension plan		Post-retirement medical plan		Supplemental executive retirement plan		Total
	2010	2009	2010	2009	2010	2009	2010	2009
Funded (under funded) status at December 31	$(66,819)	$(67,200)	$(10,162)	$(12,136)	$(54,855)	$(44,430)	$(131,836)	$(123,766)

A recovery in market liquidity has resulted in improved market values for the Company’s Defined Benefit Pension Plan assets since December 31, 2009.

The following table presents amounts recognized in the consolidated balance sheets at December 31, 2010 and 2009 for the Company’s Defined Benefit Pension, Post-retirement Medical and Supplemental Executive Retirement plans:

	Defined benefit pension plan		Post-retirement medical plan		Supplemental executive retirement plan		Total
	2010	2009	2010	2009	2010	2009	2010	2009
Amounts recognized in consolidated balance sheets:
Accumulated other comprehensive (expense) income (loss)	$(76,314)	$(79,353)	$18,695	$17,964	$(13,079)	$(4,484)	$(70,698)	$(65,873)

The accumulated benefit obligation for the Defined Benefit Pension Plan was $342,967 and $303,352 at December 31, 2010 and 2009, respectively.

The following table provides information regarding amounts in accumulated other comprehensive income (loss) that have not yet been recognized as components of net periodic benefit costs at December 31, 2010:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

	Defined benefit pension plan		Post-retirement medical plan		Supplemental executive retirement plan		Total
	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax
Net gain (loss)	$(77,485)	$(50,365)	$8,904	$5,788	$(6,211)	$(4,037)	$(74,792)	$(48,614)
Net prior service (cost) credit	(217)	(141)	9,791	6,364	(6,868)	(4,464)	2,706	1,759
Net transition asset (obligation)	1,388	902	-	-	-	-	1,388	902

	$(76,314)	$(49,604)	$18,695	$12,152	$(13,079)	$(8,501)	$(70,698)	$(45,953)

The following table provides information regarding amounts in accumulated other comprehensive income (loss) that are expected to be recognized as components of net periodic benefit costs during the year ended December 31, 2011:

	Defined benefit pension plan		Post-retirement medical plan		Supplemental executive retirement plan		Total
	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax
Net gain (loss)	$(5,581)	$(3,628)	$593	$386	$(145)	$(94)	$(5,133)	$(3,336)
Net prior service (cost) credit	(51)	(33)	1,650	1,072	(934)	(607)	665	432
Net transition asset (obligation)	1,388	902	-	-	-	-	1,388	902

	$(4,244)	$(2,759)	$2,243	$1,458	$(1,079)	$(701)	$(3,080)	$(2,002)

The expected benefit payments for the Company’s Defined Benefit Pension, Post-Retirement Medical and Supplemental Executive Retirement plans for the years indicated are as follows:

	Defined benefit pension plan	Post-retirement medical plan	Supplemental executive retirement plan
2011	$11,402	$706	$2,653
2012	12,245	668	3,575
2013	13,020	652	3,572
2014	13,742	723	3,388
2015	14,793	780	4,807
2016 through 2020	95,143	4,584	29,889

Net periodic (benefit) cost of the Defined Benefit Pension, Post-Retirement Medical and Supplemental Executive Retirement plans included in general insurance expenses in the accompanying consolidated statements of income for the years ended December 31, 2010, 2009 and 2008 includes the following components:

	Defined benefit pension plan
	2010	2009	2008
Components of net periodic (benefit) cost:
Service cost	$3,739	$4,087	$5,743
Interest cost	19,578	19,135	18,356
Expected return on plan assets	(18,618)	(16,073)	(20,499)
Amortization of transition obligation	(1,514)	(1,514)	(1,514)
Amortization of unrecognized prior service cost	82	88	120
Amortization of loss from earlier periods	5,091	10,131	679

Net periodic (benefit) cost	$8,358	$15,854	$2,885

	Post-retirement medical plan
	2010	2009	2008
Components of net periodic (benefit) cost:
Service cost	$728	$680	$1,263
Interest cost	713	709	1,254
Amortization of unrecognized prior service benefit	(1,650)	(1,650)	(2,169)
Amortization of (gain) loss from earlier periods	(461)	(440)	85

Net periodic (benefit) cost	$(670)	$(701)	$433

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

	Supplemental executive retirement plan
	2010	2009	2008
Components of net periodic (benefit) cost:
Service cost	$673	$716	$665
Interest cost	2,905	2,856	2,735
Amortization of unrecognized prior service cost	899	675	814

Net periodic (benefit) cost	$4,477	$4,247	$4,214

The following tables present the weighted average interest rate assumptions used in determining benefit obligations and net periodic benefit/cost of the Defined Benefit Pension, Post-Retirement Medical and the Supplemental Executive Retirement plans for the years ended December 31, 2010 and 2009:

	Defined benefit pension plan
	2010	2009
Discount rate	5.87%	6.37%
Expected return on plan assets	7.50%	8.00%
Rate of compensation increase	3.14%	4.94%

	Post-retirement medical plan
	2010	2009
Discount rate	5.87%	6.37%

	Supplemental executive retirement plan
	2010	2009
Discount rate	5.87%	6.37%
Rate of compensation increase	6.00%	6.00%

The discount rate has been set based upon the rates of return on high-quality fixed-income investments currently available and expected to be available during the period the benefits will be paid. In particular, the yields on bonds rated AA or better on the measurement date have been used to set the discount rate.

Assumed healthcare cost trend rates have a significant effect on the amounts reported for the Post- Retirement Medical Plan. For measurement purposes, a 7.50% annual rate of increase in the per capita cost of covered healthcare benefits was assumed and that the rate would gradually decrease to a level of 5.25% by 2016.

The following table presents what a one-percentage-point change in assumed healthcare cost trend rates would have on the following:

	One percentage point increase	One percentage point decrease
Increase (decrease) on total service and interest cost on components	$193	$(165)
Increase (decrease) on post-retirement benefit obligation	1,073	(937)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

The following table presents how the Company’s Defined Benefit Pension Plan assets are invested at December 31, 2010 and 2009:

	December 31,
	2010	2009
Equity securities	65%	65%
Debt securities	33%	33%
Other	2%	2%

Total	100%	100%

The following tables present information about the Defined Benefit Retirement Plan’s assets measured at fair value on a recurring basis as of December 31, 2010 and 2009 and indicates the fair value hierarchy of the valuation techniques utilized to determine such fair value. See Note 7 for a description of Level 1, Level 2 and Level 3 hierarchies and for valuation methods applied.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

	Defined Benefit Plan Assets Measured at Fair Value on a Recurring Basis December 31, 2010
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Common collective trust funds:
Equity index funds	$-	$54,784	$-	$54,784
Midcap index funds	-	57,007	-	57,007
World equity index funds	-	15,549	-	15,549
U.S. equity market funds	-	55,487	-	55,487

Total common collective trust funds	-	182,827	-	182,827

Fixed maturity investments:
U.S. government direct obligations and agencies	-	10,767	-	10,767
Obligations of U.S. states and their municpalities	-	9,716	-	9,716
Corporate debt securities	-	61,350	-	61,350
Asset-backed securities	-	8,091	-	8,091
Commercial mortgage-backed securities	-	2,174	-	2,174

Total fixed maturity investments	-	92,098	-	92,098

Preferred stock	-	45	-	45
Limited partnership investments	-	-	6,030	6,030
Money market funds	1,616	-	-	1,616

Total defined benefit plan assets	$1,616	$274,970	$6,030	$282,616

	Defined Benefit Plan Assets Measured at Fair Value on a Recurring Basis December 31, 2009
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Common collective trust funds:
Equity index funds	$-	$48,075	$-	$48,075
Midcap index funds	-	51,724	-	51,724
World equity index funds	-	14,247	-	14,247
U.S. equity market funds	-	48,589	-	48,589

Total common collective trust funds	-	162,635	-	162,635

Fixed maturity investments:
U.S. government direct obligations and agencies	-	12,589	-	12,589
Obligations of U.S. states and their municpalities	-	3,398	-	3,398
Corporate debt securities	-	56,705	-	56,705
Asset-backed securities	-	7,589	-	7,589
Commercial mortgage-backed securities	-	2,089	-	2,089

Total fixed maturity investments	-	82,370	-	82,370

Preferred stock	-	88	-	88
Limited partnership investments	-	-	4,495	4,495
Money market funds	1,490	-	-	1,490

Total defined benefit plan assets	$1,490	$245,093	$4,495	$251,078

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

The following tables present additional information at December 31, 2010 and 2009 about assets and liabilities of the Defined Benefit Retirement Plan measured at fair value on a recurring basis and for which the Company has utilized Level 3 inputs to determine fair value:

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Limited partnership interests	Fixed maturity investments	Total
Balance, December 31, 2009	$4,495	$-	$4,495
Actual return on plan assets:
Relating to assets held at the reporting date	-	-	-
Purchases, issuances and settlements, net	1,535	-	1,535

Balance, December 31, 2010	$6,030	$-	$6,030

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Limited partnership interests	Fixed maturity investments	Total
Balance, December 31, 2008	$2,750	$3,627	$6,377
Actual return on plan assets:
Relating to assets held at the reporting date	142	-	142
Purchases, issuances and settlements, net	1,603	-	1,603
Transfers in (out) of Level 3	-	(3,627)	(3,627)

Balance, December 31, 2009	$4,495	$-	$4,495

The investment objective of the Defined Benefit Pension Plan is to provide a risk-adjusted return that will ensure the payment of benefits while protecting against the risk of substantial investment losses. Correlations among the asset classes are used to identify an asset mix that the Company believes will provide the most attractive returns. Long-term return forecasts for each asset class using historical data and other qualitative considerations to adjust for projected economic forecasts are used to set the expected rate of return for the entire portfolio.

The Defined Benefit Pension Plan utilizes various investment securities. Generally, investment securities are exposed to various risks, such as interest rate risks, credit risk and overall market volatility. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur and that such changes could materially affect the amounts reported.

The following table presents the ranges the Company targets for the allocation of invested Defined Benefit Pension Plan assets at December 31, 2011:

December 31, 2011
Equity securities	25% - 75%
Debt securities	25% - 75%
Other	0% - 15%

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

Management estimates the value of these investments will be recoverable. The Company does not expect any plan assets to be returned to it during the year ended December 31, 2011. The Company made contributions in the amounts of $5,700 and $12,500 to its Defined Benefit Pension Plan during the years ended December 31, 2010 and 2009, respectively. The Company expects to contribute approximately $706 to its Post-Retirement Medical Plan and $2,653 to its Supplemental Executive Retirement Plan during the year ended December 31, 2011. The Company will make a contribution at least equal to the minimum contribution of $12,000 to its Defined Benefit Pension Plan during the year ended December 31, 2011.

During the second quarter of 2008, the Company recorded defined benefit pension plan costs of $672, post-retirement medical plan benefits of $19,346 and supplemental executive retirement plan costs of $1,833 as adjustments to income from discontinued operations due to plan curtailments related to the sale of the Healthcare segment.

Other employee benefit plans - The Company sponsors a defined contribution 401(k) retirement plan which provides eligible participants with the opportunity to defer up to 50% of base compensation. The Company matches 50% of the first 5% of participant pre-tax contributions for employees hired before January 1, 1999. For all other employees, the Company matches 50% of the first 8% of participant pre-tax contributions. Company contributions for the years ended December 31, 2010, 2009 and 2008 were $5,228, $5,006 and $7,384, respectively.

The Company has an executive deferred compensation plan providing key executives with the opportunity to participate in an unfunded deferred compensation program. Under the program, participants may defer base compensation and bonuses and earn interest on the amounts deferred. The program is not qualified under Section 401 of the Internal Revenue Code. Participant balances, which are reflected in other liabilities in the accompanying consolidated balance sheets, are $14,139 and $15,286 at December 31, 2010 and 2009, respectively. The participant deferrals earned interest at the average rates of 7.55% and 6.93% during the years ended December 31, 2010 and 2009, respectively. The interest rate is based on the Moody’s Average Annual Corporate Bond Index rate plus 0.45% for actively employed participants and fixed rates ranging from 6.37% to 8.30% for retired participants. Interest expense related to this plan was $1,004, $1,110 and $1,224 for the years ended December 31, 2010, 2009 and 2008, respectively, and is included in general insurance expenses in the consolidated statements of income.

The Company has a deferred compensation plan for select sales personnel with the opportunity to participate in an unfunded deferred compensation program. Under this program, participants may defer compensation and earn interest on the amounts deferred. The program is not qualified under Section 401 of the Internal Revenue Code. Effective January 1, 2005, this program no longer accepted participant deferrals. Participant balances, which are included in other liabilities in the accompanying consolidated balance sheets, are $3,139 and $3,772 at December 31, 2010 and 2009, respectively. The participant deferrals earned interest at the average rate of 4.0% and 4.4% during the years ended December 31, 2010 and 2009, respectively. The interest rate is based on an annual rate determined by the Company. The interest expense related to this plan was $146, $187 and $233 for the years ended December 31, 2010, 2009 and 2008, respectively, and is included in general insurance expense in the consolidated statements of income.

The Company offers an unfunded, non-qualified deferred compensation plan to a select group of management and highly compensated individuals. Participants defer a portion of their compensation and realize potential market gains or losses on the invested contributions. The program is not qualified under Section 401 of the Internal Revenue Code. Participant balances, which are included in other liabilities in the accompanying consolidated balance sheets, are $10,848 and $10,576 (as restated, from previously reported of $12,240) at December 31, 2010 and 2009, respectively. Unrealized gains (losses) on invested participant deferrals were $1,076, $2,053 and ($3,709) for the years ended December 31, 2010, 2009 and 2008, respectively.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

16.	Federal Income Taxes

The provision for income taxes from continuing operations is comprised of the following:

	Year ended December 31,
	2010	2009	2008
Current	$34,090	$(21,088)	$8,024
Deferred	38,425	62,521	75,467

Total income tax provision from continuing operations	$72,515	$41,433	$83,491

The following table presents a reconciliation between the statutory federal income tax rate and the Company’s effective federal income tax rate from continuing operations for the years ended December 31, 2010, 2009 and 2008:

	Year ended December 31,
	2010	2009	2008
Statutory federal income tax rate	35.0%	35.0%	35.0%
Income tax effect of:
Investment income not subject to federal tax	(2.2%)	(4.9%)	(1.4%)
Tax credits	(2.9%)	(4.9%)	(2.5%)
State income taxes, net of federal benefit	0.7%	(2.8%)	1.1%
Provision for policyholders’ share of earnings on participating business	0.3%	0.3%	(13.2%)
Prior period adjustment	(0.5%)	(0.6%)	(2.2%)
Income tax contingency provisions	(3.9%)	0.9%	1.0%
Other, net	(0.3%)	2.0%	(2.2%)

Effective federal income tax rate from continuing operations	26.2%	25.0%	15.6%

Included above in the provision for policyholder’s share of earnings on participating business for the year ended December 31, 2008 is the income tax effect of the $207,785 decrease in undistributed earnings on participating business as discussed in Note 4.

A reconciliation of unrecognized tax benefits for the years ended December 31, 2010, 2009 and 2008 is as follows:

	Year ended December 31,
	2010	2009	2008
Balance, beginning of year	$81,390	$60,079	$61,286
Additions to tax positions in the current year	6,939	24,843	6,600
Reductions to tax positions in the current year	-	(2,670)	(1,935)
Additions to tax positions in the prior year	142	-	17,349
Reductions to tax positions in the prior year	(47,922)	(862)	(23,221)
Reductions to tax positions from statutes expiring	(5,253)	-	-
Settlements	(40)	-	-

Balance, end of year	$35,256	$81,390	$60,079

Included in the unrecognized tax benefits of $35,256 at December 31, 2010 was $2,937 of tax benefits that, if recognized, would increase the annual effective tax rate. Also included in the balance at December 31, 2010 is $32,319 of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. Because of the impact of deferred tax accounting,

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

other than interest and penalties, the disallowance of the shorter deductibility period would not affect the annual effective rate but would accelerate the payment of cash to the taxing authority to an earlier period.

The Company anticipates additional increases in its unrecognized tax benefits of $12,000 to $14,000 in the next twelve months, due to changes in the composition of the consolidated group. The Company does not anticipate that this increase in its unrecognized tax benefit will impact the effective tax rate.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in current income tax expense. The Company recognized approximately ($13,403) $2,430 and $6,916 in interest and penalties related to the uncertain tax positions during the years ended December 31, 2010, 2009 and 2008, respectively. The Company had approximately $1,575 and $14,978 accrued for the payment of interest and penalties at December 31, 2010 and 2009, respectively.

The Company files income tax returns in the U.S. federal jurisdiction and various states. With few exceptions, the Company is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years 2005 and prior. Tax year 2006 is subject to a limited scope federal examination by the Internal Revenue Service (the “I.R.S.”) in regards to an immaterial matter. Tax years 2007, 2008 and 2009 are open to federal examination by the I.R.S. The Company does not expect significant increases or decreases to unrecognized tax benefits relating to federal, state or local audits.

Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. The tax effect of temporary differences, which give rise to the deferred tax assets and liabilities as of December 31, 2010 and 2009, are as follows:

	December 31,
	2010		2009
	Deferred tax asset	Deferred tax liability	Deferred tax asset	Deferred tax liability
Policyholder reserves	$-	$200,110	$-	$246,807
Deferred acquisition costs	26,976	-	-	44,551
Investment assets	-	169,852	141,330	-
Policyholder dividends	18,706	-	19,861	-
Net operating loss carryforward	193,828	-	212,633	-
Pension plan accrued benefit liability	59,178	-	55,399	-
Goodwill	-	24,126	-	21,172
Experience rated refunds	19,335	-	87,397	-
Other	18,267	-	-	21,649

Total deferred taxes	$336,290	$394,088	$516,620	$334,179

Amounts presented for investment assets above include ($145,517) and $58,348 related to the net unrealized losses (gains) on the Company’s fixed maturity and equity investments, which are classified as available-for-sale at December 31, 2010 and 2009, respectively.

The Company, together with certain of its subsidiaries, and Lifeco U.S. have entered into an income tax allocation agreement whereby Lifeco U.S. files a consolidated federal income tax return. Under the agreement, these companies are responsible for and will receive the benefits of any income tax liability or benefit computed on a separate tax return basis.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

The Company has federal net operating loss carry forwards generated by a subsidiary that files an income tax return separate from the Lifeco U.S. consolidated federal income tax return. As of December 31, 2010, the subsidiary had net operating loss carry forwards expiring as follows:

Year	Amount
2020	$149,162
2021	113,002
2022	136,796
2023	81,693

Total	$480,653

During 2010, the Company generated $36,039 of Guaranteed Federal Low Income Housing tax credit carryforwards. The credits will expire in 2030.

Included in due from parent and affiliates at December 31, 2010 and 2009 is $199,884 and $166,991, respectively, of income taxes receivable from Lifeco U.S. related to the consolidated income tax return filed by the Company and certain subsidiaries. Included in the consolidated balance sheets at December 31, 2010 and 2009 is $10,311 and $34,905 of income taxes receivable in other assets related to the separate federal income tax returns filed by certain subsidiaries, state income tax returns and unrecognized tax benefits.

17.	Segment Information

The Company has three reportable segments: Individual Markets, Retirement Services and Other. The Individual Markets segment distributes life insurance and individual annuity products to both individuals and businesses through various distribution channels. Life insurance products in-force include participating and non-participating term life, whole life, universal life and variable universal life. The Retirement Services segment provides retirement plan enrollment services, communication materials, various retirement plan investment options and educational services to employer-sponsored defined contribution/defined benefit plans and 401(k) and 403(b) plans, as well as comprehensive administrative and record-keeping services for financial institutions and employers. The Company’s Other segment includes corporate items not directly allocated to any of its other business segments, interest expense on long-term debt and the activities of a wholly owned subsidiary whose sole business is the assumption of a certain block of term life insurance from an affiliated company.

As discussed in Note 3, during 2008, substantially all of the Company’s former Healthcare segment has been sold and reclassified as discontinued operations and, accordingly, is no longer reported as a separate business segment. The Company retained a small portion of its Healthcare business and reports it within its Individual Markets segment.

The accounting policies of each of the reportable segments are the same as those described in Note 1. The Company evaluates performance of its reportable segments based on their profitability from operations after income taxes. Inter-segment transactions and balances have been eliminated in consolidation. The Company’s operations are not materially dependent on one or a few customers, brokers or agents.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

The following tables summarize segment financial information for the year ended and as of December 31, 2010:

	Year ended December 31, 2010
	Individual Markets	Retirement Services	Other	Total
Revenue:
Premium income	$676,395	$5,509	$123,718	$805,622
Fee income	56,232	387,103	4,619	447,954
Net investment income	730,439	399,456	44,849	1,174,744
Net realized gains (losses) on investments	(1,239)	(23,229)	(27)	(24,495)

Total revenues	1,461,827	768,839	173,159	2,403,825

Benefits and expenses:
Policyholder benefits	1,218,791	221,943	99,673	1,540,407
Operating expenses	132,962	391,491	62,095	586,548

Total benefits and expenses	1,351,753	613,434	161,768	2,126,955

Income (loss) from continuing operations before income taxes	110,074	155,405	11,391	276,870
Income tax expense	30,006	37,916	4,593	72,515

Income (loss) from continuing operations	$80,068	$117,489	$6,798	$204,355

	December 31, 2010
	Individual Markets	Retirement Services	Other	Total
Assets:
Investments	$13,159,008	$8,277,926	$1,631,662	$23,068,596
Other assets	1,167,474	695,401	144,762	2,007,637
Separate account assets	6,264,046	16,224,992	-	22,489,038

Assets from continuing operations	20,590,528	25,198,319	1,776,424	47,565,271
Assets from discontinued operations	-	-	-	62,091

Total assets	$20,590,528	$25,198,319	$1,776,424	$47,627,362

The following tables summarize segment financial information for the year ended and as of December 31, 2009:

	Year ended December 31, 2009
	Individual Markets	Retirement Services	Other	Total
Revenue:
Premium income	$428,142	$2,949	$129,161	$560,252
Fee income	49,845	331,242	5,114	386,201
Net investment income	718,040	383,446	47,598	1,149,084
Net realized losses on investments	(38,382)	(23,239)	(5,919)	(67,540)

Total revenues	1,157,645	694,398	175,954	2,027,997

Benefits and expenses:
Policyholder benefits	982,465	231,648	112,691	1,326,804
Operating expenses	101,662	362,775	70,823	535,260

Total benefits and expenses	1,084,127	594,423	183,514	1,862,064

Income (loss) from continuing operations before income taxes	73,518	99,975	(7,560)	165,933
Income tax expense	17,104	24,417	(88)	41,433

Income (loss) from continuing operations	$56,414	$75,558	$(7,472)	$124,500

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

	December 31, 2009
	Individual Markets	Retirement Services	Other	Total
Assets:
Investments	$11,907,136	$7,101,489	$1,367,403	$20,376,028
Other assets	1,449,816	841,417	166,496	2,457,729
Separate account assets	4,598,607	14,288,294	-	18,886,901

Assets from continuing operations	17,955,559	22,231,200	1,533,899	41,720,658
Assets from discontinued operations	-	-	-	87,719

Total assets	$17,955,559	$22,231,200	$1,533,899	$41,808,377

The following table summarizes segment financial information for the year ended December 31, 2008:

	Year ended December 31, 2008
	Individual Markets	Retirement Services	Other	Total
Revenue:
Premium income	$377,525	$2,291	$145,321	$525,137
Fee income	55,852	368,536	4,833	429,221
Net investment income	692,193	351,585	34,691	1,078,469
Net realized gains (losses) on investments	(11,500)	(10,165)	(31)	(21,696)

Total revenues	1,114,070	712,247	184,814	2,011,131

Benefits and expenses:
Policyholder benefits	889,967	229,948	(172,327)	947,588
Operating expenses	108,702	329,634	88,996	527,332

Total benefits and expenses	998,669	559,582	(83,331)	1,474,920

Income from continuing operations before income taxes	115,401	152,665	268,145	536,211
Income tax expense	32,196	34,235	17,060	83,491

Income from continuing operations	$83,205	$118,430	$251,085	$452,720

18.	Share-Based Compensation

Lifeco, of which the Company is an indirect wholly-owned subsidiary, has a stock option plan (the “Lifeco plan”) that provides for the granting of options on its common shares to certain of its officers and employees and those of its subsidiaries, including the Company. Options are granted with exercise prices not less than the average market price of the shares on the five days preceding the date of the grant. Termination of employment prior to the vesting of the options results in the forfeiture of the unvested options. The Lifeco plan provides for the granting of options with varying terms and vesting requirements with vesting commencing on the first anniversary of the grant and expiring ten years from the date of grant. During the year ended December 31, 2010, Lifeco granted 404,700 stock options to employees of the Company. These stock options vest over a five-year period ending in February 2015. Compensation expense of $1,696 will be recognized in the Company’s financial statements over the vesting period of these stock options using the accelerated method of recognition.

The following table presents information regarding the share-based compensation expense the Company recognized during the years ended December 31, 2010, 2009 and 2008. Share-based compensation expense of continuing operations is included in general insurance expenses in the consolidated statements of income. Share-based compensation expense of discontinued operations is included in income from discontinued operations in the consolidated statement of income for the year ended December 31, 2008.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

	Year ended December 31,
	2010	2009	2008
Continuing operations	$1,855	$2,181	$3,143
Discontinued operations	-	-	1,980

	$1,855	$2,181	$5,123

The Lifeco plan contains a provision that permits a retiring option holder with unvested stock options on the date of retirement to continue to vest in them after retirement for a period of up to five years. Upon the retirement of an option holder with unvested options, the Company accelerates the recognition period to the date of retirement for any unrecognized share-based compensation cost related thereto and recognizes it in its earnings at that time.

At December 31, 2010, the Company had $2,346, net of estimated forfeitures, of unrecognized share-based compensation costs, which will be recognized in its earnings through 2015. The weighted-average period over which these costs will be recognized in earnings is 2.0 years.

The following table summarizes the status of, and changes in, the Lifeco plan options granted to Company employees which are outstanding at December 31, 2010. The options granted relate to underlying stock traded in Canadian dollars on the Toronto Stock Exchange, therefore, the amounts, which are presented in United States dollars, will fluctuate as a result of exchange rate fluctuations.

		Weighted average
	Shares under option	Exercise price (Whole dollars)	Remaining contractual term (Years)	Aggregate intrinsic value (1)
Outstanding, January 1, 2010	3,745,302	$24.30
Granted	404,700	27.41
Exercised	(601,960)	15.73
Cancelled	(5,400)	27.41

Outstanding, December 31, 2010	3,542,642	27.66	5.0	$8,852

Vested and expected to vest, December 31, 2010	3,502,712	$27.66	4.7	$8,843

Exercisable, December 31, 2010	2,386,536	$25.85	4.0	$8,843

(¹) The aggregate intrinsic value is calculated as the difference between the market price of Lifeco common shares on December 31, 2010 and the exercise price of the option (only if the result is positive) multiplied by the number of options.

The following table presents other information regarding stock options under the Lifeco plan during the year ended December 31, 2010:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

Year ended December 31, 2010
Weighted average fair value of options granted	$4.41
Intrinsic value of options exercised (1)	5,218
Fair value of options vested	943

(¹) The intrinsic value of options exercised is calculated as the difference between the market price of Lifeco common shares on the date of exercise and the exercise price of the option multiplied by the number of options exercised.

The fair value of the options granted during the year ended December 31, 2010 was estimated on the date of the grant using the Black-Scholes option-pricing model with the following assumptions:

Dividend yield	4.53%
Expected volatility	25.03%
Risk free interest rate	2.62%
Expected duration (years)	5.5

19.	Obligations Relating to Debt and Leases

The Company enters into operating leases primarily for the rental of office space. The following table shows, as of December 31, 2010, scheduled related party principal repayments under notes payable to GWL&A Financial and the minimum annual rental commitments for operating leases having initial or remaining non-cancelable lease terms in excess of one year during the years ended December 31, 2011 through 2015 and thereafter:

Year ended December 31,	Related party notes	Operating leases	Total debt and lease obligations
2011	$-	$4,837	$4,837
2012	-	4,166	4,166
2013	-	3,379	3,379
2014	-	1,948	1,948
2015	-	1,394	1,394
Thereafter	528,400	-	528,400

20.	Commitments and Contingencies

The Company is involved in various legal proceedings that arise in the ordinary course of its business. In the opinion of management, after consultation with counsel, the resolution of these proceedings are not expected to have a material adverse effect on the Company’s consolidated financial position or the results of its operations.

On May 26, 2010, the Company entered into a revolving credit facility agreement in the amount of $50,000 for general corporate purposes. The credit facility matures on May 26, 2013. Interest accrues at a rate dependent on various conditions and the terms of borrowings. The agreement requires, among other things, the Company to maintain a minimum adjusted net worth, as defined, of $1,000,000 plus 50% of its net income, if positive and as defined in the credit facility agreement (both compiled by the unconsolidated statutory accounting basis prescribed by the National Association of Insurance Commissioners), for each quarter ending after March 31, 2010. The Company had no borrowings under the credit facility at December 31, 2010 and was in compliance with all covenants. The credit facility replaced a similar

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2010, 2009 and 2008

(Dollars in Thousands)

$50,000 credit facility which expired on May 26, 2010. The Company had no borrowings under the expired credit facility at December 31, 2009 or through its expiration and was in compliance with all covenants.

The Company makes commitments to fund partnership interests, mortgage loans on real estate and investments in the normal course of its business. The amounts of these unfunded commitments at December 31, 2010 and 2009 were $95,688 and $126,882, respectively, all of which is due within one year from the dates indicated.

21.	Subsequent Event

On February 4, 2011, the Company’s Board of Directors declared a dividend of $47,800 to be paid to its sole shareholder, GWL&A Financial, during the first quarter of 2011.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Schedule III

Supplemental Insurance Information

(In Thousands)

	As of and for the year ended December 31, 2010
Operations:	Individual Markets Segment	Retirement Services Segment	Other Segment	Total
Deferred acquisition costs	$110,247	$150,296	$-	$260,543
Future policy benefits, losses, claims and expenses	12,140,361	7,888,725	351,955	20,381,041
Unearned premium reserves	39,834	-	-	39,834
Other policy claims and benefits payable	714,099	387	24,924	739,410
Premium income	676,395	5,509	123,718	805,622
Net investment income	730,439	399,456	44,849	1,174,744
Benefits, claims, losses and settlement expenses	1,218,791	221,943	99,673	1,540,407
Amortization of deferred acquisition costs	22,743	26,160	-	48,903
Other operating expenses	110,219	365,331	62,095	537,645

	As of and for the year ended December 31, 2009
Operations:	Individual Markets Segment	Retirement Services Segment	Other Segment	Total
Deferred acquisition costs	$174,360	$222,228	$-	$396,588
Future policy benefits, losses, claims and expenses	11,598,641	6,994,319	341,688	18,934,648
Unearned premium reserves	37,912	-	-	37,912
Other policy claims and benefits payable	689,377	319	28,349	718,045
Premium income	428,142	2,949	129,161	560,252
Net investment income	718,040	383,446	47,598	1,149,084
Benefits, claims, losses and settlement expenses	982,465	231,648	112,691	1,326,804
Amortization of deferred acquisition costs	16,221	44,892	-	61,113
Other operating expenses	85,441	317,883	70,823	474,147

	For the year ended December 31, 2008
Operations:	Individual Markets Segment	Retirement Services Segment	Other Segment	Total
Premium income	$377,525	$2,291	$145,321	$525,137
Net investment income	692,193	351,585	34,691	1,078,469
Benefits, claims, losses and settlement expenses	889,967	229,948	(172,327)	947,588
Amortization of deferred acquisition costs	21,081	32,312	-	53,393
Other operating expenses	87,621	297,322	88,996	473,939

Variable Annuity-1 Series

Account of Great-West Life

& Annuity Insurance

Company

Financial Statements for the Years Ended

December 31, 2010 and 2009

and Report of Independent Registered Public

Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of

Variable Annuity-1 Series Account

and the Board of Directors of

Great-West Life & Annuity Insurance Company

We have audited the accompanying statements of assets and liabilities of each of the investment divisions which comprise Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company (the “Series Account”) as listed in Appendix A as of December 31, 2010, and the related statements of operations for the periods presented in Appendix A, the statements of changes in net assets for each of the periods presented in Appendix A, and the financial highlights in Note 4 for each of the periods presented. These financial statements and financial highlights are the responsibility of the Series Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the mutual fund companies; where replies were not received from the mutual fund companies, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the investment divisions constituting the Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company as of December 31, 2010, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado
April 15, 2011

Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company –

APPENDIX A

Investment Division	Statements of Assets and Liabilities as of	Statements of Operations for the	Statements of Changes in Net Assets for
Alger Balanced Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Alger LargeCap Growth Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Alger MidCap Growth Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
AllianceBernstein VPS Growth & Income Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
AllianceBernstein VPS Growth Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
AllianceBernstein VPS International Growth Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
AllianceBernstein VPS International Value Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
AllianceBernstein VPS Real Estate Investment Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
AllianceBernstein VPS Small/Mid Cap Value Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
AllianceBernstein VPS Utility Income Portfolio	N/A	N/A	the Period from January 1, 2009 to September 28, 2009 **
American Century VP Balanced Fund	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
American Century VP Income & Growth Fund	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
American Century VP International Fund	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
American Century VP Mid Cap Value Fund	December 31, 2010	Year Ended December 31, 2010	the Year Ended December 31, 2010 and Period from May 5, 2009 * to December 31, 2009

Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company –

APPENDIX A (Continued)

Investment Division	Statements of Assets and Liabilities as of	Statements of Operations for the	Statements of Changes in Net Assets for
American Century VP Value Fund	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Columbia VIT Marsico 21st Century Fund	December 31, 2010	Year Ended December 31, 2010	the Year Ended December 31, 2010 and Period from May 4, 2009 * to December 31, 2009
Columbia VIT Small Cap Value Fund	December 31, 2010	Year Ended December 31, 2010	the Year Ended December 31, 2010 and Period from May 11, 2009 * to December 31, 2009
Delaware VIP Small Cap Value Series	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Delaware VIP Smid Cap Growth Series	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Dreyfus IP MidCap Stock Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Dreyfus VIF Appreciation Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Dreyfus VIF Growth & Income Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Dreyfus VIF Opportunistic Small Cap Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
DWS Blue Chip VIP Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
DWS Capital Growth VIP Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
DWS Dreman Small Mid Cap Value VIP Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
DWS Growth & Income VIP Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
DWS Health Care VIP Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010

Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company –

APPENDIX A (Continued)

Investment Division	Statements of Assets and Liabilities as of	Statements of Operations for the	Statements of Changes in Net Assets for
DWS Large Cap Value VIP Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
DWS Small Cap Growth VIP Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
DWS Small Cap Index VIP Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
DWS Strategic Value VIP Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Federated Capital Appreciation Fund II	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Federated Capital Income Fund II	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Federated Fund for U.S. Government Securities II	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Federated International Equity Fund II	N/A	Period from January 1, 2010 to March 15, 2010 **	the Period from January 1, 2010 to March 15, 2010 ** and Year Ended December 31, 2009
Franklin Small Cap Value Securities Fund	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Franklin Templeton Foreign Securities Portfolio	December 31, 2010	Period from May 13, 2010 * to December 31, 2010	the Period from May 13, 2010 * to December 31, 2010
Invesco V.I. Core Equity Fund	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Invesco V.I. High Yield Fund	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Invesco V.I. International Growth Fund	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Invesco V.I. Mid Cap Core Equity Fund	December 31, 2010	Year Ended December 31, 2010	the Year Ended December 31, 2010 and Period from May 12, 2009 * to December 31, 2009

Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company –

APPENDIX A (Continued)

Investment Division	Statements of Assets and Liabilities as of	Statements of Operations for the	Statements of Changes in Net Assets for
Invesco V.I. Small Cap Equity Fund	December 31, 2010	Year Ended December 31, 2010	the Year Ended December 31, 2010 and Period from June 1, 2009 * to December 31, 2009
Invesco V.I. Technology Fund	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Invesco Van Kampen VI Comstock Fund	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Invesco Van Kampen VI Growth & Income Fund	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Janus Aspen Balanced Portfolio Institutional Shares	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Janus Aspen Balanced Portfolio Service Shares	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Janus Aspen Flexible Bond Portfolio Institutional Shares	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Janus Aspen Flexible Bond Portfolio Service Shares	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Janus Aspen Growth & Income Portfolio Institutional Shares	N/A	Period from January 1, 2010 to May 3, 2010 **	the Period from January 1, 2010 to May 3, 2010 ** and Year Ended December 31, 2009
Janus Aspen Growth & Income Portfolio Service Shares	N/A	Period from January 1, 2010 to May 12, 2010 **	the Period from January 1, 2010 to May 12, 2010 ** and Year Ended December 31, 2009
Janus Aspen Janus Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Janus Aspen Overseas Portfolio Institutional Shares	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Janus Aspen Overseas Portfolio Service Shares	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010

Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company –

APPENDIX A (Continued)

Investment Division	Statements of Assets and Liabilities as of	Statements of Operations for the	Statements of Changes in Net Assets for
Janus Aspen Worldwide Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
JPMorgan Insurance Trust Small Cap Core Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Lazard Retirement Emerging Markets Equity Series Portfolio	December 31, 2010	Year Ended December 31, 2010	the Year Ended December 31, 2010 and Period from May 6, 2009 * to December 31, 2009
LVIP Baron Growth Opportunities Fund	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
MFS International Value Fund	December 31, 2010	Year Ended December 31, 2010	the Year Ended December 31, 2010 and Period from June 16, 2009 * to December 31, 2009
MFS Utilities Fund	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Neuberger Berman AMT Regency Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
NVIT Mid Cap Index Fund	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Oppenheimer Global Securities Fund/VA	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Oppenheimer International Growth Fund/VA	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
PIMCO VIT High Yield Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
PIMCO VIT Low Duration Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
PIMCO VIT Total Return Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010

Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company –

APPENDIX A (Continued)

Investment Division	Statements of Assets and Liabilities as of	Statements of Operations for the	Statements of Changes in Net Assets for
Pioneer Emerging Markets VCT Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Pioneer Fund VCT Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Pioneer Growth Opportunities VCT Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Pioneer Mid Cap Value VCT Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Pioneer Small Cap Value VCT Portfolio	N/A	N/A	the Period from January 1, 2009 to April 29, 2009 **
Prudential Series Fund Equity Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Prudential Series Fund Natural Resources Portfolio	December 31, 2010	Year Ended December 31, 2010	the Year Ended December 31, 2010 and Period from May 11, 2009 * to December 31, 2009
Putnam VT American Government Income IB Portfolio	December 31, 2010	Period from May 3, 2010 * to December 31, 2010	the Period from May 3, 2010 * to December 31, 2010
Putnam VT Equity Income IB Portfolio	December 31, 2010	Period from June 7, 2010 * to December 31, 2010	the Period from June 7, 2010 * to December 31, 2010
Royce Small-Cap Portfolio	December 31, 2010	Year Ended December 31, 2010	the Year Ended December 31, 2010 and Period from May 4, 2009 * to December 31, 2009
Schwab MarketTrack Growth Portfolio II	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Schwab Money Market Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Schwab S&P 500 Index Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010

Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company –

APPENDIX A (Continued)

Investment Division	Statements of Assets and Liabilities as of	Statements of Operations for the	Statements of Changes in Net Assets for
Seligman Communications & Information Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Sentinel Variable Products Bond Fund	December 31, 2010	Year Ended December 31, 2010	the Year Ended December 31, 2010 and Period from June 16, 2009 * to December 31, 2009
Sentinel Variable Products Common Stock Fund	December 31, 2010	Year Ended December 31, 2010	the Year Ended December 31, 2010 and Period from June 16, 2009 * to December 31, 2009
Sentinel Variable Products Small Company Fund	December 31, 2010	Year Ended December 31, 2010	the Year Ended December 31, 2010 and Period from May 4 * to December 31, 2009
Third Avenue Value Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Touchstone Mid Cap Growth Fund	December 31, 2010	Year Ended December 31, 2010	the Year Ended December 31, 2010 and Period from July 6, 2009 * to December 31, 2009
Universal Institutional Fund U.S. Real Estate Portfolio	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Van Eck VIP Global Bond Fund	December 31, 2010	Year Ended December 31, 2010	the Year Ended December 31, 2010 and Period from May 13, 2009 * to December 31, 2009
Van Eck VIP Global Hard Assets Fund	December 31, 2010	Year Ended December 31, 2010	the Year Ended December 31, 2010 and Period from May 4, 2009 * to December 31, 2009
Wells Fargo Advantage VT Discovery Fund	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010
Wells Fargo Advantage VT Opportunity Fund	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010

Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company –

APPENDIX A (Concluded)

Investment Division	Statements of Assets and Liabilities as of	Statements of Operations for the	Statements of Changes in Net Assets for
Wells Fargo Advantage VT Small Cap Value Fund	December 31, 2010	Year Ended December 31, 2010	each of the Two Years Ended December 31, 2010

*Date represents commencement of operations

**Date represents cessation of operations

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

	INVESTMENT DIVISIONS

	ALGER BALANCED PORTFOLIO	ALGER LARGE CAP GROWTH PORTFOLIO	ALGER MID CAP GROWTH PORTFOLIO	ALLIANCE- BERNSTEIN VPS GROWTH & INCOME PORTFOLIO	ALLIANCE- BERNSTEIN VPS GROWTH PORTFOLIO	ALLIANCE- BERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO

ASSETS:
Investments at market value (1)	$1,127,048	$20,591,688	$8,185,866	$6,703,802	$2,351,294	$23,160,854
Investment income due and accrued
Receivable for investments sold			291	30,305
Purchase payments receivable		4,374				58,367
Due from Great West Life & Annuity Insurance Company		20,619	8,594	70,868		4,315

Total assets	1,127,048	20,616,681	8,194,751	6,804,975	2,351,294	23,223,536

LIABILITIES:
Payable for investments purchased		1,890				58,056
Redemptions payable		2,484	291	30,305		311
Due to Great West Life & Annuity Insurance Company	2,420	1,339	516	401	144	1,384

Total liabilities	2,420	5,713	807	30,706	144	59,751

NET ASSETS	$1,124,628	$20,610,968	$8,193,944	$6,774,269	$2,351,150	$23,163,785

NET ASSETS REPRESENTED BY:
Accumulation units	$1,094,918	$20,554,064	$8,157,024	$6,513,764	$2,351,150	$23,119,738
Contracts in payout phase	29,710	56,904	36,920	260,505		44,047

NET ASSETS	$1,124,628	$20,610,968	$8,193,944	$6,774,269	$2,351,150	$23,163,785

ACCUMULATION UNITS OUTSTANDING	88,193	1,347,100	523,962	597,969	225,741	1,625,397

UNIT VALUE (ACCUMULATION)	$12.42	$15.26	$15.57	$10.89	$10.42	$14.22

(1) Cost of investments:	$1,281,812	$18,761,398	$7,047,316	$7,859,678	$2,338,355	$23,855,347
Shares of investments:	97,076	471,421	642,029	389,983	116,690	1,257,375

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

	INVESTMENT DIVISIONS
	ALLIANCE - BERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO	ALLIANCE - BERNSTEIN VPS REAL ESTATE INVESTMENT PORTFOLIO	ALLIANCE- BERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO	AMERICAN CENTURY VP BALANCED FUND	AMERICAN CENTURY VP INCOME & GROWTH FUND	AMERICAN CENTURY VP INTERNATIONAL FUND

ASSETS:
Investments at market value (1)	$9,314,352	$13,902,314	$5,748,940	$6,666,608	$3,913,181	$6,748,408
Investment income due and accrued
Receivable for investments sold	10,135					971
Purchase payments receivable		112,185	2,019	4,621
Due from Great West Life & Annuity Insurance Company		110,922		584	521	12,702

Total assets	9,324,487	14,125,421	5,750,959	6,671,813	3,913,702	6,762,081

LIABILITIES:
Payable for investments purchased		112,025	2,019	4,411
Redemptions payable	10,135	160		210		971
Due to Great West Life & Annuity Insurance Company	1,035	800	644	411	228	434

Total liabilities	11,170	112,985	2,663	5,032	228	1,405

NET ASSETS	$9,313,317	$14,012,436	$5,748,296	$6,666,781	$3,913,474	$6,760,676

NET ASSETS REPRESENTED BY:
Accumulation units	$9,292,118	$13,623,286	$5,742,868	$6,664,524	$3,911,462	$6,664,283
Contracts in payout phase	21,199	389,150	5,428	2,257	2,012	96,393

NET ASSETS	$9,313,317	$14,012,436	$5,748,296	$6,666,781	$3,913,474	$6,760,676

ACCUMULATION UNITS OUTSTANDING	1,214,511	529,707	475,433	478,014	335,511	412,047

UNIT VALUE (ACCUMULATION)	$7.65	$25.72	$12.08	$13.94	$11.66	$16.17

(1) Cost of investments:	$10,306,133	$11,824,261	$5,160,921	$6,237,486	$4,056,229	$6,721,098
Shares of investments:	625,124	1,156,599	339,170	1,058,192	646,807	788,365

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

	INVESTMENT DIVISIONS

	AMERICAN CENTURY VP MID CAP VALUE FUND	AMERICAN CENTURY VP VALUE FUND	COLUMBIA VIT MARSICO 21ST CENTURY FUND	COLUMBIA VIT SMALL CAP VALUE FUND	DELAWARE VIP SMALL CAP VALUE SERIES	DELAWARE VIP SMID CAP GROWTH SERIES

ASSETS:
Investments at market value (1)	$1,695,214	$17,976,937	$1,724,745	$1,301,293	$19,992,684	$4,413,875
Investment income due and accrued
Receivable for investments sold			208
Purchase payments receivable		101,746			2,757	170,284
Due from Great West Life & Annuity Insurance Company		16,536			17,603

Total assets	1,695,214	18,095,219	1,724,953	1,301,293	20,013,044	4,584,159

LIABILITIES:
Payable for investments purchased		101,723			2,757	132,823
Redemptions payable		23	208			37,461
Due to Great West Life & Annuity Insurance Company	101	1,095	99	78	1,210	1,239

Total liabilities	101	102,841	307	78	3,967	171,523

NET ASSETS	$1,695,113	$17,992,378	$1,724,646	$1,301,215	$20,009,077	$4,412,636

NET ASSETS REPRESENTED BY:
Accumulation units	$1,695,113	$17,914,686	$1,724,646	$1,301,215	$19,888,761	$4,393,424
Contracts in payout phase		77,692			120,316	19,212

NET ASSETS	$1,695,113	$17,992,378	$1,724,646	$1,301,215	$20,009,077	$4,412,636

ACCUMULATION UNITS OUTSTANDING	109,494	1,216,022	111,366	82,000	886,260	301,495

UNIT VALUE (ACCUMULATION)	$15.48	$14.73	$15.49	$15.87	$22.44	$14.57

(1) Cost of investments:	$1,473,461	$18,190,525	$1,539,125	$1,135,505	$17,401,065	$3,771,433
Shares of investments:	119,888	3,067,737	144,089	74,402	625,553	198,644

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

	INVESTMENT DIVISIONS

	DREYFUS IP MIDCAP STOCK PORTFOLIO	DREYFUS VIF APPRECIATION PORTFOLIO	DREYFUS VIF GROWTH & INCOME PORTFOLIO	DREYFUS VIF OPPORTUNISTIC SMALL CAP PORTFOLIO	DWS BLUE CHIP VIP PORTFOLIO	DWS CAPITAL GROWTH VIP PORTFOLIO

ASSETS:
Investments at market value (1)	$1,656,430	$10,102,332	$2,384,607	$682,394	$6,293,106	$8,967,890
Investment income due and accrued			9,051
Receivable for investments sold	7			118,796
Purchase payments receivable		70,928			72,921	2,992
Due from Great West Life & Annuity Insurance Company		275			176	13,639

Total assets	1,656,437	10,173,535	2,393,658	801,190	6,366,203	8,984,521

LIABILITIES:
Payable for investments purchased		70,815			72,921	2,481
Redemptions payable	7	113		118,796		511
Due to Great West Life & Annuity Insurance Company	101	652	1,847	48	369	556

Total liabilities	108	71,580	1,847	118,844	73,290	3,548

NET ASSETS	$1,656,329	$10,101,955	$2,391,811	$682,346	$6,292,913	$8,980,973

NET ASSETS REPRESENTED BY:
Accumulation units	$1,656,329	$9,967,603	$2,383,005	$682,346	$6,272,001	$8,941,649
Contracts in payout phase		134,352	8,806		20,912	39,324

NET ASSETS	$1,656,329	$10,101,955	$2,391,811	$682,346	$6,292,913	$8,980,973

ACCUMULATION UNITS OUTSTANDING	106,628	822,456	221,904	60,886	544,532	783,497

UNIT VALUE (ACCUMULATION)	$15.53	$12.12	$10.74	$11.21	$11.52	$11.41

(1) Cost of investments:	$1,310,470	$9,223,162	$2,402,322	$661,605	$5,934,377	$7,568,624
Shares of investments:	125,773	285,055	120,678	22,308	590,902	457,779

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

	INVESTMENT DIVISIONS

	DWS DREMAN SMALL MID CAP VALUE VIP PORTFOLIO	DWS GROWTH & INCOME VIP PORTFOLIO	DWS HEALTH CARE VIP PORTFOLIO	DWS LARGE CAP VALUE VIP PORTFOLIO	DWS SMALL CAP GROWTH VIP PORTFOLIO	DWS SMALL CAP INDEX VIP PORTFOLIO

ASSETS:
Investments at market value (1)	$7,494,399	$417,009	$3,414,220	$9,562,831	$639,121	$13,911,407
Investment income due and accrued
Receivable for investments sold			73			121,450
Purchase payments receivable	27,116			82,921
Due from Great West Life & Annuity Insurance Company	496	3,901	603			23,422

Total assets	7,522,011	420,910	3,414,896	9,645,752	639,121	14,056,279

LIABILITIES:
Payable for investments purchased	26,580			82,185
Redemptions payable	536		73	736		121,450
Due to Great West Life & Annuity Insurance Company	455	29	209	577	1,086	888

Total liabilities	27,571	29	282	83,498	1,086	122,338

NET ASSETS	$7,494,440	$420,881	$3,414,614	$9,562,254	$638,035	$13,933,941

NET ASSETS REPRESENTED BY:
Accumulation units	$7,472,373	$415,757	$3,371,766	$9,562,254	$633,134	$13,864,716
Contracts in payout phase	22,067	5,124	42,848		4,901	69,225

NET ASSETS	$7,494,440	$420,881	$3,414,614	$9,562,254	$638,035	$13,933,941

ACCUMULATION UNITS OUTSTANDING	662,881	45,221	282,409	821,574	64,549	801,933

UNIT VALUE (ACCUMULATION)	$11.27	$9.19	$11.94	$11.64	$9.81	$17.29

(1) Cost of investments:	$5,774,361	$351,649	$3,069,296	$8,461,139	$624,755	$12,182,633
Shares of investments:	613,792	55,160	301,078	810,409	46,146	1,120,984

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

	INVESTMENT DIVISIONS
	DWS STRATEGIC VALUE VIP PORTFOLIO	FEDERATED CAPITAL APPRECIATION FUND II	FEDERATED CAPITAL INCOME FUND II	FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II	FRANKLIN SMALL CAP VALUE SECURITIES FUND	FRANKLIN TEMPLETON FOREIGN SECURITIES PORTFOLIO

ASSETS:
Investments at market value (1)	$2,726,501	$3,156,302	$681,121	$50,657,742	$3,661,854	$1,360,648
Investment income due and accrued
Receivable for investments sold		3,075		2,374
Purchase payments receivable				623	2,156	41,669
Due from Great West Life & Annuity Insurance Company						3,391

Total assets	2,726,501	3,159,377	681,121	50,660,739	3,664,010	1,405,708

LIABILITIES:
Payable for investments purchased					2,156	41,669
Redemptions payable		3,075		2,997
Due to Great West Life & Annuity Insurance Company	169	3,850	47	43,563	226	77

Total liabilities	169	6,925	47	46,560	2,382	41,746

NET ASSETS	$2,726,332	$3,152,452	$681,074	$50,614,179	$3,661,628	$1,363,962

NET ASSETS REPRESENTED BY:
Accumulation units	$2,726,332	$3,129,882	$681,074	$50,293,001	$3,661,628	$1,348,516
Contracts in payout phase		22,570		321,178		15,446

NET ASSETS	$2,726,332	$3,152,452	$681,074	$50,614,179	$3,661,628	$1,363,962

ACCUMULATION UNITS OUTSTANDING	295,541	195,262	45,452	3,225,280	341,747	124,712

UNIT VALUE (ACCUMULATION)	$9.22	$16.03	$14.98	$15.59	$10.71	$10.81

(1) Cost of investments:	$2,948,469	$4,168,808	$635,229	$49,445,207	$2,902,693	$1,289,352
Shares of investments:	335,363	493,172	74,440	4,405,021	225,345	95,217

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

	INVESTMENT DIVISIONS

	INVESCO V.I. CORE EQUITY FUND	INVESCO V.I. HIGH YIELD FUND	INVESCO V.I. INTERNATIONAL GROWTH FUND	INVESCO V.I. MID CAP CORE EQUITY FUND	INVESCO V.I. SMALL CAP EQUITY FUND	INVESCO V.I. TECHNOLOGY FUND

ASSETS:
Investments at market value (1)	$5,053,050	$3,577,428	$10,800,851	$1,581,805	$834,823	$2,336,293
Investment income due and accrued
Receivable for investments sold	647	12	245	97
Purchase payments receivable
Due from Great West Life & Annuity Insurance Company		2,994

Total assets	5,053,697	3,580,434	10,801,096	1,581,902	834,823	2,336,293

LIABILITIES:
Payable for investments purchased
Redemptions payable	647	12	245	97
Due to Great West Life & Annuity Insurance Company	353	245	1,429	94	53	1,815

Total liabilities	1,000	257	1,674	191	53	1,815

NET ASSETS	$5,052,697	$3,580,177	$10,799,422	$1,581,711	$834,770	$2,334,478

NET ASSETS REPRESENTED BY:
Accumulation units	$5,052,697	$3,561,519	$10,784,055	$1,581,711	$834,770	$2,328,535
Contracts in payout phase		18,658	15,367			5,943

NET ASSETS	$5,052,697	$3,580,177	$10,799,422	$1,581,711	$834,770	$2,334,478

ACCUMULATION UNITS OUTSTANDING	254,855	197,874	958,127	111,754	53,615	723,350

UNIT VALUE (ACCUMULATION)	$19.83	$18.00	$11.26	$14.15	$15.57	$3.22

(1) Cost of investments:	$4,360,054	$3,589,447	$9,352,888	$1,426,061	$740,089	$2,029,284
Shares of investments:	186,942	668,678	376,467	127,668	50,504	146,018

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

	INVESTMENT DIVISIONS
	INVESCO VAN KAMPEN VI COMSTOCK FUND	INVESCO VAN KAMPEN VI GROWTH & INCOME FUND	JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES	JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES

ASSETS:
Investments at market value (1)	$2,798,019	$10,035,884	$9,471,291	$32,139,082	$25,296,911	$33,730,519
Investment income due and accrued
Receivable for investments sold		61				14,538
Purchase payments receivable	200			339		200
Due from Great West Life & Annuity Insurance Company		3,695			89,316	16,044

Total assets	2,798,219	10,039,640	9,471,291	32,139,421	25,386,227	33,761,301

LIABILITIES:
Payable for investments purchased	136			100
Redemptions payable	64	61		239		14,738
Due to Great West Life & Annuity Insurance Company	173	596	3,325	1,910	1,616	2,028

Total liabilities	373	657	3,325	2,249	1,616	16,766

NET ASSETS	$2,797,846	$10,038,983	$9,467,966	$32,137,172	$25,384,611	$33,744,535

NET ASSETS REPRESENTED BY:
Accumulation units	$2,797,846	$10,034,130	$9,413,223	$32,137,172	$24,794,029	$33,603,988
Contracts in payout phase		4,853	54,743		590,582	140,547

NET ASSETS	$2,797,846	$10,038,983	$9,467,966	$32,137,172	$25,384,611	$33,744,535

ACCUMULATION UNITS OUTSTANDING	250,022	830,563	570,337	2,763,264	1,385,746	2,561,015

UNIT VALUE (ACCUMULATION)	$11.19	$12.08	$16.50	$11.63	$17.89	$13.12

(1) Cost of investments:	$2,309,449	$7,976,558	$9,196,853	$29,622,025	$22,956,800	$32,303,485
Shares of investments:	238,943	545,428	334,675	1,092,423	1,991,883	2,489,337

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

	INVESTMENT DIVISIONS
	JANUS ASPEN JANUS PORTFOLIO	JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES	JANUS ASPEN WORLDWIDE PORTFOLIO	JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO	LAZARD RETIREMENT EMERGING MARKETS EQUITY SERIES PORTFOLIO

ASSETS:
Investments at market value (1)	$7,841,516	$16,235,912	$7,085,431	$8,786,374	$975,215	$14,399,747
Investment income due and accrued
Receivable for investments sold	9	2,770		2,563
Purchase payments receivable			38,678			216,777
Due from Great West Life & Annuity Insurance Company	9,820	16,020		10,068	1,412

Total assets	7,851,345	16,254,702	7,124,109	8,799,005	976,627	14,616,524

LIABILITIES:
Payable for investments purchased			38,625			216,520
Redemptions payable	9	2,770	53	2,563		257
Due to Great West Life & Annuity Insurance Company	549	1,135	491	607	56	872

Total liabilities	558	3,905	39,169	3,170	56	217,649

NET ASSETS	$7,850,787	$16,250,797	$7,084,940	$8,795,835	$976,571	$14,398,875

NET ASSETS REPRESENTED BY:
Accumulation units	$7,820,091	$16,217,977	$7,084,940	$8,736,677	$966,701	$14,398,875
Contracts in payout phase	30,696	32,820		59,158	9,870

NET ASSETS	$7,850,787	$16,250,797	$7,084,940	$8,795,835	$976,571	$14,398,875

ACCUMULATION UNITS OUTSTANDING	437,384	504,307	571,108	501,320	63,986	807,167

UNIT VALUE (ACCUMULATION)	$17.88	$32.16	$12.41	$17.43	$15.11	$17.84

(1) Cost of investments:	$7,772,611	$14,264,711	$5,783,885	$6,807,280	$1,092,716	$13,053,255
Shares of investments:	323,228	284,392	126,435	291,615	65,232	617,220

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

	INVESTMENT DIVISIONS

	LVIP BARON GROWTH OPPORTUNITIES FUND	MFS INTERNATIONAL VALUE FUND	MFS UTILITIES FUND	NEUBERGER BERMAN AMT REGENCY PORTFOLIO	NVIT MID CAP INDEX FUND	OPPENHEIMER GLOBAL SECURITIES FUND/VA

ASSETS:
Investments at market value (1)	$18,373,354	$7,610,669	$2,875,473	$312,077	$9,770,061	$27,306,059
Investment income due and accrued
Receivable for investments sold			168,487		862
Purchase payments receivable	146,600	13,051				54,097
Due from Great West Life & Annuity Insurance Company		1,310			19,806	7,968

Total assets	18,519,954	7,625,030	3,043,960	312,077	9,790,729	27,368,124

LIABILITIES:
Payable for investments purchased	144,776	13,051				54,056
Redemptions payable	1,824		168,487		862	41
Due to Great West Life & Annuity Insurance Company	7,907	468	190	19	602	1,683

Total liabilities	154,507	13,519	168,677	19	1,464	55,780

NET ASSETS	$18,365,447	$7,611,511	$2,875,283	$312,058	$9,789,265	$27,312,344

NET ASSETS REPRESENTED BY:
Accumulation units	$18,286,660	$7,606,630	$2,875,283	$312,058	$9,743,060	$27,103,197
Contracts in payout phase	78,787	4,881			46,205	209,147

NET ASSETS	$18,365,447	$7,611,511	$2,875,283	$312,058	$9,789,265	$27,312,344

ACCUMULATION UNITS OUTSTANDING	936,974	537,209	306,337	30,660	518,540	1,507,361

UNIT VALUE (ACCUMULATION)	$19.52	$14.16	$9.39	$10.18	$18.79	$17.98

(1) Cost of investments:	$16,641,585	$7,014,921	$2,585,251	$159,133	$8,577,316	$26,653,296
Shares of investments:	606,982	493,238	115,249	18,811	531,559	901,190

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

	INVESTMENT DIVISIONS

	OPPENHEIMER INTERNATIONAL GROWTH FUND/VA	PIMCO VIT HIGH YIELD PORTFOLIO	PIMCO VIT LOW DURATION PORTFOLIO	PIMCO VIT TOTAL RETURN PORTFOLIO	PIONEER EMERGING MARKETS VCT PORTFOLIO	PIONEER FUND VCT PORTFOLIO

ASSETS:
Investments at market value (1)	$8,822,612	$31,076,189	$70,307,701	$141,475,959	$2,217,347	$4,487,149
Investment income due and accrued		204,763	130,835	335,280
Receivable for investments sold						766
Purchase payments receivable		1,669	110,854	463,251
Due from Great West Life & Annuity Insurance Company

Total assets	8,822,612	31,282,621	70,549,390	142,274,490	2,217,347	4,487,915

LIABILITIES:
Payable for investments purchased		1,375	39,491	462,243
Redemptions payable		294	71,363	1,008		766
Due to Great West Life & Annuity Insurance Company	500	5,884	14,508	65,299	126	284

Total liabilities	500	7,553	125,362	528,550	126	1,050

NET ASSETS	$8,822,112	$31,275,068	$70,424,028	$141,745,940	$2,217,221	$4,486,865

NET ASSETS REPRESENTED BY:
Accumulation units	$8,822,112	$31,174,131	$69,894,286	$141,083,591	$2,217,221	$4,486,865
Contracts in payout phase		100,937	529,742	662,349

NET ASSETS	$8,822,112	$31,275,068	$70,424,028	$141,745,940	$2,217,221	$4,486,865

ACCUMULATION UNITS OUTSTANDING	573,286	1,742,904	5,433,823	9,962,743	252,548	350,580

UNIT VALUE (ACCUMULATION)	$15.39	$17.89	$12.86	$14.16	$8.78	$12.80

(1) Cost of investments:	$7,649,713	$28,665,007	$68,824,346	$137,544,943	$1,852,797	$3,992,569
Shares of investments:	4,717,974	4,009,831	6,734,454	12,768,588	71,435	200,051

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

	INVESTMENT DIVISIONS

	PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO	PIONEER MID CAP VALUE VCT PORTFOLIO	PRUDENTIAL SERIES FUND EQUITY PORTFOLIO	PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO	PUTNAM VT AMERICAN GOVERNMENT INCOME IB PORTFOLIO	PUTNAM VT EQUITY INCOME IB PORTFOLIO

ASSETS:
Investments at market value (1)	$4,903,184	$2,342,426	$1,648,070	$5,264,218	$1,093,904	$884,155
Investment income due and accrued
Receivable for investments sold	24
Purchase payments receivable		53,368		372,456
Due from Great West Life & Annuity Insurance Company	6,573	3,362

Total assets	4,909,781	2,399,156	1,648,070	5,636,674	1,093,904	884,155

LIABILITIES:
Payable for investments purchased		53,368		372,456
Redemptions payable	24
Due to Great West Life & Annuity Insurance Company	330	140	104	274	68	58

Total liabilities	354	53,508	104	372,730	68	58

NET ASSETS	$4,909,427	$2,345,648	$1,647,966	$5,263,944	$1,093,836	$884,097

NET ASSETS REPRESENTED BY:
Accumulation units	$4,900,794	$2,330,334	$1,647,966	$5,263,944	$1,093,836	$884,097
Contracts in payout phase	8,633	15,314

NET ASSETS	$4,909,427	$2,345,648	$1,647,966	$5,263,944	$1,093,836	$884,097

ACCUMULATION UNITS OUTSTANDING	353,003	219,043	121,047	288,975	106,809	83,328

UNIT VALUE (ACCUMULATION)	$13.88	$10.64	$13.61	$18.22	$10.24	$10.61

(1) Cost of investments:	$4,241,966	$1,827,901	$1,497,732	$4,705,025	$1,103,951	$844,043
Shares of investments:	213,089	139,182	65,923	112,052	86,543	65,785

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

	INVESTMENT DIVISIONS

	ROYCE SMALL- CAP PORTFOLIO	SCHWAB MARKETTRACK GROWTH PORTFOLIO II	SCHWAB MONEY MARKET PORTFOLIO	SCHWAB S&P 500 INDEX PORTFOLIO	SELIGMAN COMMUNICATIONS & INFORMATION PORTFOLIO	SENTINEL VARIABLE PRODUCTS BOND FUND

ASSETS:
Investments at market value (1)	$5,140,712	$28,613,908	$127,204,234	$116,882,805	$4,689,825	$2,327,807
Investment income due and accrued			1,579
Receivable for investments sold		7	1,117,252			10,000
Purchase payments receivable	38,864		161,264	172,440	8,467
Due from Great West Life & Annuity Insurance Company		21,959	85,376	94,445

Total assets	5,179,576	28,635,874	128,569,705	117,149,690	4,698,292	2,337,807

LIABILITIES:
Payable for investments purchased	38,804			168,324	8,467
Redemptions payable	60	7	1,278,516	4,116		10,000
Due to Great West Life & Annuity Insurance Company	312	1,777	8,005	7,362	294	137

Total liabilities	39,176	1,784	1,286,521	179,802	8,761	10,137

NET ASSETS	$5,140,400	$28,634,090	$127,283,184	$116,969,888	$4,689,531	$2,327,670

NET ASSETS REPRESENTED BY:
Accumulation units	$5,140,400	$28,408,468	$126,691,972	$116,395,333	$4,689,531	$2,327,670
Contracts in payout phase		225,622	591,212	574,555

NET ASSETS	$5,140,400	$28,634,090	$127,283,184	$116,969,888	$4,689,531	$2,327,670

ACCUMULATION UNITS OUTSTANDING	328,555	1,857,981	10,639,136	8,170,617	354,183	206,342

UNIT VALUE (ACCUMULATION)	$15.65	$15.29	$11.91	$14.25	$13.24	$11.28

(1) Cost of investments:	$4,518,561	$29,137,681	$127,204,234	$110,507,189	$3,993,455	$2,520,884
Shares of investments:	495,252	1,921,686	127,204,234	6,397,526	209,087	237,774

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

	INVESTMENT DIVISIONS

	SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND	SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND	THIRD AVENUE VALUE PORTFOLIO	TOUCHSTONE MID CAP GROWTH FUND	UNIVERSAL INSTITUTIONAL FUND U.S. REAL ESTATE PORTFOLIO	VAN ECK VIP GLOBAL BOND FUND

ASSETS:
Investments at market value (1)	$3,120,598	$842,187	$8,429,850	$2,177,179	$8,761,184	$7,366,038
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable	13,516	2,992		55,505	18,727
Due from Great West Life & Annuity Insurance Company				3,370

Total assets	3,134,114	845,179	8,429,850	2,236,054	8,779,911	7,366,038

LIABILITIES:
Payable for investments purchased	13,516	2,992		55,505	18,625
Redemptions payable					102
Due to Great West Life & Annuity Insurance Company	185	45	492	119	612	27,513

Total liabilities	13,701	3,037	492	55,624	19,339	27,513

NET ASSETS	$3,120,413	$842,142	$8,429,358	$2,180,430	$8,760,572	$7,338,525

NET ASSETS REPRESENTED BY:
Accumulation units	$3,120,413	$842,142	$8,429,358	$2,165,080	$8,760,572	$7,254,725
Contracts in payout phase				15,350		83,800

NET ASSETS	$3,120,413	$842,142	$8,429,358	$2,180,430	$8,760,572	$7,338,525

ACCUMULATION UNITS OUTSTANDING	214,852	54,270	945,003	136,437	298,689	631,823

UNIT VALUE (ACCUMULATION)	$14.52	$15.52	$8.92	$15.87	$29.33	$11.48

(1) Cost of investments:	$2,818,859	$753,868	$8,444,865	$1,916,154	$7,429,055	$7,227,896
Shares of investments:	229,287	57,803	569,970	162,476	678,635	612,306

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

	INVESTMENT DIVISIONS

	VAN ECK VIP GLOBAL HARD ASSETS FUND	WELLS FARGO ADVANTAGE VT DISCOVERY FUND	WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND	WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND

ASSETS:
Investments at market value (1)	$5,621,851	$4,789,596	$5,956,132	$3,062,163
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable	474,197	3,029	22,351
Due from Great West Life & Annuity Insurance Company			73,555

Total assets	6,096,048	4,792,625	6,052,038	3,062,163

LIABILITIES:
Payable for investments purchased	474,197	3,029	22,351
Redemptions payable
Due to Great West Life & Annuity Insurance Company	298	1,025	356	5,300

Total liabilities	474,495	4,054	22,707	5,300

NET ASSETS	$5,621,553	$4,788,571	$6,029,331	$3,056,863

NET ASSETS REPRESENTED BY:
Accumulation units	$5,621,553	$4,750,742	$5,796,288	$3,025,243
Contracts in payout phase		37,829	233,043	31,620

NET ASSETS	$5,621,553	$4,788,571	$6,029,331	$3,056,863

ACCUMULATION UNITS OUTSTANDING	325,746	351,467	404,900	197,744

UNIT VALUE (ACCUMULATION)	$17.26	$13.52	$14.32	$15.30

(1) Cost of investments:	$4,939,076	$4,010,242	$4,597,141	$3,637,152
Shares of investments:	152,148	225,075	323,351	339,110

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

	INVESTMENT DIVISIONS

	ALGER BALANCED PORTFOLIO	ALGER LARGE CAP GROWTH PORTFOLIO	ALGER MID CAP GROWTH PORTFOLIO		ALLIANCE- BERNSTEIN VPS GROWTH & INCOME PORTFOLIO		ALLIANCE- BERNSTEIN VPS GROWTH PORTFOLIO	ALLIANCE- BERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO

INVESTMENT INCOME:
Dividends	$28,117	$151,983	$		$		$6,720	$451,340

EXPENSES:
Mortality and expense risk	7,694	157,881		58,829		48,712	16,981	160,231

NET INVESTMENT INCOME (LOSS)	20,423	(5,898)		(58,829)		(48,712)	(10,261)	291,109

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on sale of fund shares	(34,003)	(440,232)		(1,439,827)		(1,256,277)	(125,157)	(5,127,636)
Realized gain distributions

Net realized loss	(34,003)	(440,232)		(1,439,827)		(1,256,277)	(125,157)	(5,127,636)

Change in net unrealized appreciation (depreciation) on investments	114,559	2,730,482		2,740,960		2,059,103	430,149	7,148,106

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$100,979	$2,284,352		$1,242,304		$754,114	$294,731	$2,311,579

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

	INVESTMENT DIVISIONS

	ALLIANCE- BERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO	ALLIANCE- BERNSTEIN VPS REAL ESTATE INVESTMENT PORTFOLIO	ALLIANCE- BERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO	AMERICAN CENTURY VP BALANCED FUND	AMERICAN CENTURY VP INCOME & GROWTH FUND	AMERICAN CENTURY VP INTERNATIONAL FUND

INVESTMENT INCOME:
Dividends	$310,822	$161,630	$32,487	$120,715	$59,954	$165,320

EXPENSES:
Mortality and expense risk	78,710	84,169	43,785	47,809	28,446	53,070

NET INVESTMENT INCOME (LOSS)	232,112	77,461	(11,298)	72,906	31,508	112,250

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(3,850,453)	(2,598,053)	956,300	(286,841)	(737,194)	(25,295)
Realized gain distributions

Net realized gain (loss)	(3,850,453)	(2,598,053)	956,300	(286,841)	(737,194)	(25,295)

Change in net unrealized appreciation (depreciation) on investments	3,729,970	5,204,337	(26,096)	863,536	1,182,076	653,702

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$111,629	$2,683,745	$918,906	$649,601	$476,390	$740,657

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

	INVESTMENT DIVISIONS

	AMERICAN CENTURY VP MID CAP VALUE FUND	AMERICAN CENTURY VP VALUE FUND	COLUMBIA VIT MARSICO 21ST CENTURY FUND		COLUMBIA VIT SMALL CAP VALUE FUND	DELAWARE VIP SMALL CAP VALUE SERIES	DELAWARE VIP SMID CAP GROWTH SERIES

INVESTMENT INCOME:
Dividends	$28,520	$351,499	$		$6,470	$111,434	$

EXPENSES:
Mortality and expense risk	8,808	114,896		8,501	4,810	123,736		15,710

NET INVESTMENT INCOME (LOSS)	19,712	236,603		(8,501)	1,660	(12,302)		(15,710)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	54,829	(1,240,726)		17,793	35,274	(874,169)		394,109
Realized gain distributions

Net realized gain (loss)	54,829	(1,240,726)		17,793	35,274	(874,169)		394,109

Change in net unrealized appreciation (depreciation) on investments	157,221	2,929,630		175,005	142,596	5,547,660		352,764

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$231,762	$1,925,507		$184,297	$179,530	$4,661,189		$731,163

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

	INVESTMENT DIVISIONS

	DREYFUS IP MIDCAP STOCK PORTFOLIO	DREYFUS VIF APPRECIATION PORTFOLIO	DREYFUS VIF GROWTH & INCOME PORTFOLIO	DREYFUS VIF OPPORTUNISTIC SMALL CAP PORTFOLIO	DWS BLUE CHIP VIP PORTFOLIO	DWS CAPITAL GROWTH VIP PORTFOLIO

INVESTMENT INCOME:
Dividends	$18,752	$143,910	$26,118	$4,716	$81,239	$67,485

EXPENSES:
Mortality and expense risk	12,656	57,671	17,167	4,450	39,544	55,964

NET INVESTMENT INCOME	6,096	86,239	8,951	266	41,695	11,521

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on sale of fund shares	(117,694)	(174,331)	(124,431)	(210,206)	(487,755)	(247,192)
Realized gain distributions

Net realized loss	(117,694)	(174,331)	(124,431)	(210,206)	(487,755)	(247,192)

Change in net unrealized appreciation (depreciation) on investments	505,030	1,153,292	458,793	369,067	1,086,171	1,354,369

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$393,432	$1,065,200	$343,313	$159,127	$640,111	$1,118,698

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

	INVESTMENT DIVISIONS

	DWS DREMAN SMALL MID CAP VALUE VIP PORTFOLIO	DWS GROWTH & INCOME VIP PORTFOLIO	DWS HEALTH CARE VIP PORTFOLIO		DWS LARGE CAP VALUE VIP PORTFOLIO	DWS SMALL CAP GROWTH VIP PORTFOLIO		DWS SMALL CAP INDEX VIP PORTFOLIO

INVESTMENT INCOME:
Dividends	$76,880	$7,237	$		$137,213	$		$111,848

EXPENSES:
Mortality and expense risk	45,048	3,604		25,149	52,324		4,421	92,412

NET INVESTMENT INCOME (LOSS)	31,832	3,633		(25,149)	84,889		(4,421)	19,436

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on sale of fund shares	(30,588)	(90,859)		(64,217)	(474,497)		(30,824)	(1,179,464)
Realized gain distributions				239,568

Net realized gain (loss)	(30,588)	(90,859)		175,351	(474,497)		(30,824)	(1,179,464)

Change in net unrealized appreciation on investments	1,290,126	136,428		49,599	1,129,302		178,221	3,975,951

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,291,370	$49,202		$199,801	$739,694		$142,976	$2,815,923

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

	INVESTMENT DIVISIONS
	DWS STRATEGIC VALUE VIP PORTFOLIO	FEDERATED CAPITAL APPRECIATION FUND II	FEDERATED CAPITAL INCOME FUND II	FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II	FEDERATED INTERNATIONAL EQUITY FUND II	FRANKLIN SMALL CAP VALUE SECURITIES FUND
					(1)
INVESTMENT INCOME:
Dividends	$59,221	$65,851	$40,696	$2,474,272	$1,901	$22,559

EXPENSES:
Mortality and expense risk	22,481	26,786	5,725	422,814	841	21,651

NET INVESTMENT INCOME	36,740	39,065	34,971	2,051,458	1,060	908

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(583,648)	(766,428)	7,194	74,832	(102,995)	211,404
Realized gain distributions

Net realized gain (loss)	(583,648)	(766,428)	7,194	74,832	(102,995)	211,404

Change in net unrealized appreciation (depreciation) on investments	864,936	1,076,566	28,307	255,152	57,568	504,012

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$318,028	$349,203	$70,472	$2,381,442	$(44,367)	$716,324

(1) For the period January 1, 2010 to March 15, 2010.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

	INVESTMENT DIVISIONS

	FRANKLIN TEMPLETON FOREIGN SECURITIES PORTFOLIO	INVESCO V.I. CORE EQUITY FUND	INVESCO V.I. HIGH YIELD FUND	INVESCO V.I. INTERNATIONAL GROWTH FUND	INVESCO V.I. MID CAP CORE EQUITY FUND	INVESCO V.I. SMALL CAP EQUITY FUND
	(1)
INVESTMENT INCOME:
Dividends	$603	$47,613	$356,265	$200,936	$6,855	$

EXPENSES:
Mortality and expense risk	1,880	41,799	31,826	61,079	6,745		2,981

NET INVESTMENT INCOME (LOSS)	(1,277)	5,814	324,439	139,857	110		(2,981)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	4,946	33,921	(210,722)	102,563	25,795		16,913
Realized gain distributions

Net realized gain (loss)	4,946	33,921	(210,722)	102,563	25,795		16,913

Change in net unrealized appreciation (depreciation) on investments	71,296	364,423	333,455	759,353	133,877		78,781

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$74,965	$404,158	$447,172	$1,001,773	$159,782		$92,713

(1) For the period May 13, 2010 to December 31, 2010.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

	INVESTMENT DIVISIONS

	INVESCO V.I. TECHNOLOGY FUND		INVESCO VAN KAMPEN VI COMSTOCK FUND	INVESCO VAN KAMPEN VI GROWTH & INCOME FUND	JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES	JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES

INVESTMENT INCOME:
Dividends	$		$3,081	$11,432	$260,361	$762,938	$1,613,423

EXPENSES:
Mortality and expense risk		17,157	18,264	82,265	68,928	207,416	208,169

NET INVESTMENT INCOME (LOSS)		(17,157)	(15,183)	(70,833)	191,433	555,522	1,405,254

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(12,106)	(355,314)	(810,512)	40,585	(384,267)	404,948
Realized gain distributions							84,749

Net realized gain (loss)		(12,106)	(355,314)	(810,512)	40,585	(384,267)	489,697

Change in net unrealized appreciation on investments		421,820	699,008	1,929,900	454,617	1,843,395	(29,585)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS		$392,557	$328,511	$1,048,555	$686,635	$2,014,650	$1,865,366

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

	INVESTMENT DIVISIONS
	JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES	JANUS ASPEN GROWTH & INCOME PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN GROWTH & INCOME PORTFOLIO SERVICE SHARES	JANUS ASPEN JANUS PORTFOLIO	JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES
		(1)	(2)
INVESTMENT INCOME:
Dividends	$1,820,498	$40,930	$42,566	$81,879	$106,130	$32,651

EXPENSES:
Mortality and expense risk	233,290	17,253	17,316	63,705	131,306	54,298

NET INVESTMENT INCOME (LOSS)	1,587,208	23,677	25,250	18,174	(25,176)	(21,647)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	740,111	(740,373)	1,062,584	(169,145)	121,981	1,536,136
Realized gain distributions	96,464

Net realized gain (loss)	836,575	(740,373)	1,062,584	(169,145)	121,981	1,536,136

Change in net unrealized appreciation on investments	(405,294)	1,078,920	(730,390)	1,099,265	3,278,882	(166,413)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,018,489	$362,224	$357,444	$948,294	$3,375,687	$1,348,076

(1) For the period January 1, 2010 to May 3, 2010.
(2) For the period January 1, 2010 to May 12, 2010.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

	INVESTMENT DIVISIONS
	JANUS ASPEN WORLDWIDE PORTFOLIO	JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO		LAZARD RETIREMENT EMERGING MARKETS EQUITY SERIES PORTFOLIO	LVIP BARON GROWTH OPPORTUNITIES FUND		MFS INTERNATIONAL VALUE FUND	MFS UTILITIES FUND

INVESTMENT INCOME:
Dividends	$52,062	$		$144,857	$		$36,052	$69,586

EXPENSES:
Mortality and expense risk	72,429		5,961	64,553		122,336	30,493	19,372

NET INVESTMENT INCOME (LOSS)	(20,367)		(5,961)	80,304		(122,336)	5,559	50,214

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	268,107		(26,174)	740,431		(600,573)	16,947	313,441
Realized gain distributions

Net realized gain (loss)	268,107		(26,174)	740,431		(600,573)	16,947	313,441

Change in net unrealized appreciation (depreciation) on investments	919,514		241,035	997,210		4,376,137	549,891	(55,103)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,167,254		$208,900	$1,817,945		$3,653,228	$572,397	$308,552

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

	INVESTMENT DIVISIONS

	NEUBERGER BERMAN AMT REGENCY PORTFOLIO	NVIT MID CAP INDEX FUND	OPPENHEIMER GLOBAL SECURITIES FUND/VA	OPPENHEIMER INTERNATIONAL GROWTH FUND/VA	PIMCO VIT HIGH YIELD PORTFOLIO	PIMCO VIT LOW DURATION PORTFOLIO

INVESTMENT INCOME:
Dividends	$967	$87,525	$378,868	$102,870	$2,187,582	$1,123,760

EXPENSES:
Mortality and expense risk	2,242	65,104	194,097	55,059	224,782	516,934

NET INVESTMENT INCOME (LOSS)	(1,275)	22,421	184,771	47,811	1,962,800	606,826

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	25,918	(323,047)	(1,545,051)	(738,862)	3,631,773	613,027
Realized gain distributions		9,979				227,378

Net realized gain (loss)	25,918	(313,068)	(1,545,051)	(738,862)	3,631,773	840,405

Change in net unrealized appreciation on investments	46,212	2,272,364	4,887,209	1,712,872	(1,816,083)	1,549,077

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$70,855	$1,981,717	$3,526,929	$1,021,821	$3,778,490	$2,996,308

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

	INVESTMENT DIVISIONS

	PIMCO VIT TOTAL RETURN PORTFOLIO	PIONEER EMERGING MARKETS VCT PORTFOLIO	PIONEER FUND VCT PORTFOLIO	PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO		PIONEER MID CAP VALUE VCT PORTFOLIO	PRUDENTIAL SERIES FUND EQUITY PORTFOLIO

INVESTMENT INCOME:
Dividends	$3,385,081	$7,705	$57,267	$		$18,628	$1,516

EXPENSES:
Mortality and expense risk	1,036,808	19,792	32,055		39,104	16,072	7,837

NET INVESTMENT INCOME (LOSS)	2,348,273	(12,087)	25,212		(39,104)	2,556	(6,321)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	2,682,530	632,069	(120,823)		(236,388)	24,465	(9,066)
Realized gain distributions	4,360,905

Net realized gain (loss)	7,043,435	632,069	(120,823)		(236,388)	24,465	(9,066)

Change in net unrealized appreciation on investments	100,171	(446,780)	702,510		1,090,003	328,560	178,685

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,491,879	$173,202	$606,899		$814,511	$355,581	$163,298

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

	INVESTMENT DIVISIONS
	PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO	PUTNAM VT AMERICAN GOVERNMENT INCOME IB PORTFOLIO		PUTNAM VT EQUITY INCOME IB PORTFOLIO		ROYCE SMALL- CAP PORTFOLIO	SCHWAB MARKETTRACK GROWTH PORTFOLIO II	SCHWAB MONEY MARKET PORTFOLIO
			(1)		(2)
INVESTMENT INCOME:
Dividends	$1,176	$		$		$5,033	$616,987	$13,486

EXPENSES:
Mortality and expense risk	14,917		2,959		799	23,145	193,116	1,022,192

NET INVESTMENT INCOME (LOSS)	(13,741)		(2,959)		(799)	(18,112)	423,871	(1,008,706)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	248,992		8,092		652	107,110	(777,449)
Realized gain distributions								50,090

Net realized gain (loss)	248,992		8,092		652	107,110	(777,449)	50,090

Change in net unrealized appreciation (depreciation) on investments	505,628		(10,047)		40,112	504,352	3,441,301

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$740,879		$(4,914)		$39,965	$593,350	$3,087,723	$(958,616)

(1)	For the period May 3, 2010 to December 31, 2010.
(2)	For the period June 7, 2010 to December 31, 2010.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

	INVESTMENT DIVISIONS

	SCHWAB S&P 500 INDEX PORTFOLIO	SELIGMAN COMMUNICATIONS & INFORMATION PORTFOLIO		SENTINEL VARIABLE PRODUCTS BOND FUND	SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND	SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND	THIRD AVENUE VALUE PORTFOLIO

INVESTMENT INCOME:
Dividends	$2,175,200	$		$84,685	$38,331	$404	$314,565

EXPENSES:
Mortality and expense risk	837,076		36,310	11,717	11,600	2,698	59,202

NET INVESTMENT INCOME (LOSS)	1,338,124		(36,310)	72,968	26,731	(2,294)	255,363

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(1,416,453)		751,922	(8,442)	17,971	11,885	(1,806,306)
Realized gain distributions				115,544

Net realized gain (loss)	(1,416,453)		751,922	107,102	17,971	11,885	(1,806,306)

Change in net unrealized appreciation (depreciation) on investments	14,186,586		(222,427)	(114,258)	240,055	78,679	2,528,408

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,108,257		$493,185	$65,812	$284,757	$88,270	$977,465

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

	INVESTMENT DIVISIONS

	TOUCHSTONE MID CAP GROWTH FUND	UNIVERSAL INSTITUTIONAL FUND U.S. REAL ESTATE PORTFOLIO	VAN ECK VIP GLOBAL BOND FUND	VAN ECK VIP GLOBAL HARD ASSETS FUND	WELLS FARGO ADVANTAGE VT DISCOVERY FUND		WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND

INVESTMENT INCOME:
Dividends	$4,344	$177,558	$116,413	$6,016	$		$39,427

EXPENSES:
Mortality and expense risk	9,961	68,608	38,993	18,437		25,958	38,063

NET INVESTMENT INCOME (LOSS)	(5,617)	108,950	77,420	(12,421)		(25,958)	1,364

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	19,450	(2,418,764)	22,185	308,456		(95,432)	(271,739)
Realized gain distributions

Net realized gain (loss)	19,450	(2,418,764)	22,185	308,456		(95,432)	(271,739)

Change in net unrealized appreciation on investments	246,730	4,248,133	148,326	529,007		1,227,618	1,376,440

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$260,563	$1,938,319	$247,931	$825,042		$1,106,228	$1,106,065

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

INVESTMENT DIVISIONS

WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND

INVESTMENT INCOME:
Dividends	$42,809

EXPENSES:
Mortality and expense risk	24,515

NET INVESTMENT INCOME	18,294

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on sale of fund shares	(166,936)
Realized gain distributions

Net realized loss	(166,936)

Change in net unrealized appreciation (depreciation) on investments	588,230

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$439,588

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	ALGER BALANCED PORTFOLIO		ALGER LARGE CAP GROWTH PORTFOLIO		ALGER MID CAP GROWTH PORTFOLIO
	2010	2009	2010	2009	2010	2009

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$20,423	$28,603	$(5,898)	$(25,500)	$(58,829)	$(49,310)
Net realized loss	(34,003)	(144,741)	(440,232)	(2,050,574)	(1,439,827)	(3,640,473)
Change in net unrealized appreciation (depreciation) on investments	114,559	386,924	2,730,482	8,316,283	2,740,960	6,265,114

Increase in net assets resulting from operations	100,979	270,786	2,284,352	6,240,209	1,242,304	2,575,331

CONTRACT TRANSACTIONS:
Purchase payments received			176,679	108,295	28,956	69,690
Transfers for contract benefits and terminations	(31,343)	(122,861)	(1,252,507)	(1,643,679)	(317,919)	(522,509)
Net transfers	(102,572)	(199,838)	(1,142,296)	(21,356)	(783,157)	564,892
Contract maintenance charges			(2,640)	(3,201)	(277)	(470)
Adjustments to net assets allocated to contracts in payout phase	(3,368)	(1,446)	10,496	(5,635)	562	(6,699)

Increase (decrease) in net assets resulting from contract transactions	(137,283)	(324,145)	(2,210,268)	(1,565,576)	(1,071,835)	104,904

Total increase (decrease) in net assets	(36,304)	(53,359)	74,084	4,674,633	170,469	2,680,235

NET ASSETS:
Beginning of period	1,160,932	1,214,291	20,536,884	15,862,251	8,023,475	5,343,240

End of period	$1,124,628	$1,160,932	$20,610,968	$20,536,884	$8,193,944	$8,023,475

CHANGES IN UNITS OUTSTANDING:
Units issued		120	240,677	299,456	95,700	221,730
Units redeemed	(13,281)	(34,995)	(357,953)	(541,317)	(180,910)	(221,462)

Net increase (decrease)	(13,281)	(34,875)	(117,276)	(241,861)	(85,210)	268

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	ALLIANCEBERNSTEIN VPS GROWTH & INCOME PORTFOLIO		ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO		ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO
	2010	2009	2010	2009	2010	2009

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(48,712)	$247,287	$(10,261)	$(18,313)	$291,109	$790,383
Net realized loss	(1,256,277)	(3,315,261)	(125,157)	(353,044)	(5,127,636)	(9,901,390)
Change in net unrealized appreciation (depreciation) on investments	2,059,103	4,287,819	430,149	1,057,938	7,148,106	15,481,983

Increase in net assets resulting from operations	754,114	1,219,845	294,731	686,581	2,311,579	6,370,976

CONTRACT TRANSACTIONS:
Purchase payments received		15		6,488	345,710	156,059
Transfers for contract benefits and terminations	(451,978)	(470,962)	(81,811)	(313,576)	(1,523,232)	(2,872,108)
Net transfers	(1,162,372)	(2,717,131)	(473,210)	(308,322)	(1,778,153)	(663,232)
Contract maintenance charges	(75)	(95)	(7)	(27)	(500)	(739)
Adjustments to net assets allocated to contracts in payout phase	28,480	(103,066)			5,693	(1,354)

Decrease in net assets resulting from contract transactions	(1,585,945)	(3,291,239)	(555,028)	(615,437)	(2,950,482)	(3,381,374)

Total increase (decrease) in net assets	(831,831)	(2,071,394)	(260,297)	71,144	(638,903)	2,989,602

NET ASSETS:
Beginning of period	7,606,100	9,677,494	2,611,447	2,540,303	23,802,688	20,813,086

End of period	$6,774,269	$7,606,100	$2,351,150	$2,611,447	$23,163,785	$23,802,688

CHANGES IN UNITS OUTSTANDING:
Units issued	954	38,349		29,886	389,000	385,765
Units redeemed	(165,482)	(421,457)	(58,746)	(107,306)	(636,767)	(781,300)

Net decrease	(164,528)	(383,108)	(58,746)	(77,420)	(247,767)	(395,535)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO		ALLIANCEBERNSTEIN VPS REAL ESTATE INVESTMENT PORTFOLIO		ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO
	2010	2009	2010	2009	2010	2009

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$232,112	$73,894	$77,461	$170,618	$(11,298)	$10,482
Net realized gain (loss)	(3,850,453)	(6,263,466)	(2,598,053)	(4,562,417)	956,300	(1,067,509)
Change in net unrealized appreciation (depreciation) on investments	3,729,970	9,150,030	5,204,337	6,487,165	(26,096)	2,180,508

Increase in net assets resulting from operations	111,629	2,960,458	2,683,745	2,095,366	918,906	1,123,481

CONTRACT TRANSACTIONS:
Purchase payments received	78,730	200,737	286,336	203,612	70,815	29,108
Transfers for contract benefits and terminations	(518,243)	(736,228)	(562,878)	(398,758)	(323,400)	(197,087)
Net transfers	(3,550,848)	(1,195,792)	720,553	504,768	516,274	1,009,513
Contract maintenance charges	(256)	(342)			(139)	(90)
Adjustments to net assets allocated to contracts in payout phase	(469)	(9)	60,680	(101,323)	718	(1,008)

Increase (decrease) in net assets resulting from contract transactions	(3,991,086)	(1,731,634)	504,691	208,299	264,268	840,436

Total increase (decrease) in net assets	(3,879,457)	1,228,824	3,188,436	2,303,665	1,183,174	1,963,917

NET ASSETS:
Beginning of period	13,192,774	11,963,950	10,824,000	8,520,335	4,565,122	2,601,205

End of period	$9,313,317	$13,192,774	$14,012,436	$10,824,000	$5,748,296	$4,565,122

CHANGES IN UNITS OUTSTANDING:
Units issued	115,266	517,439	226,577	179,360	540,036	385,729
Units redeemed	(688,856)	(901,035)	(207,869)	(182,750)	(540,062)	(295,084)

Net increase (decrease)	(573,590)	(383,596)	18,708	(3,390)	(26)	90,645

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	ALLIANCE- BERNSTEIN VPS UTILITY INCOME PORTFOLIO	AMERICAN CENTURY VP BALANCED FUND		AMERICAN CENTURY VP INCOME & GROWTH FUND
	2009	2010	2009	2010	2009
	(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$177,945	$72,906	$250,448	$31,508	$153,509
Net realized loss	(2,950,653)	(286,841)	(671,809)	(737,194)	(629,670)
Change in net unrealized appreciation (depreciation) on investments	3,026,376	863,536	1,186,531	1,182,076	1,063,666

Increase in net assets resulting from operations	253,668	649,601	765,170	476,390	587,505

CONTRACT TRANSACTIONS:
Purchase payments received		153,743	63,463	7,207	42,298
Transfers for contract benefits and terminations	(212,716)	(468,082)	(324,566)	(273,592)	(198,855)
Net transfers	(5,824,801)	201,642	(129,537)	(717,849)	28,059
Contract maintenance charges	(185)	(285)	(372)
Adjustments to net assets allocated to contracts in payout phase	(2,694)	305	(271)	277	(225)

Decrease in net assets resulting from contract transactions	(6,040,396)	(112,677)	(391,283)	(983,957)	(128,723)

Total increase (decrease) in net assets	(5,786,728)	536,924	373,887	(507,567)	458,782

NET ASSETS:
Beginning of period	5,786,728	6,129,857	5,755,970	4,421,041	3,962,259

End of period	$0	$6,666,781	$6,129,857	$3,913,474	$4,421,041

CHANGES IN UNITS OUTSTANDING:
Units issued	465	89,788	106,613	36,527	84,902
Units redeemed	(377,420)	(98,804)	(143,784)	(127,379)	(107,254)

Net decrease	(376,955)	(9,016)	(37,171)	(90,852)	(22,352)

(1) For the period January 1, 2009 to September 28, 2009.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	AMERICAN CENTURY VP INTERNATIONAL FUND		AMERICAN CENTURY VP MID CAP VALUE FUND		AMERICAN CENTURY VP VALUE FUND
	2010	2009	2010	2009	2010	2009
				(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$112,250	$91,839	$19,712	$2,632	$236,603	$629,280
Net realized gain (loss)	(25,295)	(312,972)	54,829	1,587	(1,240,726)	(3,584,510)
Change in net unrealized appreciation (depreciation) on investments	653,702	2,124,473	157,221	64,532	2,929,630	4,947,633

Increase in net assets resulting from operations	740,657	1,903,340	231,762	68,751	1,925,507	1,992,403

CONTRACT TRANSACTIONS:
Purchase payments received			110,445	17,991	437,707	135,651
Transfers for contract benefits and terminations	(461,783)	(429,608)	(79,912)	(9,746)	(773,035)	(1,157,545)
Net transfers	(1,057,641)	(900,645)	779,850	575,989	2,040,577	(209,142)
Contract maintenance charges	(436)	(545)	(17)		(328)	(523)
Adjustments to net assets allocated to contracts in payout phase	12,092	(35,230)			7,379	(7,804)

Increase (decrease) in net assets resulting from contract transactions	(1,507,768)	(1,366,028)	810,366	584,234	1,712,300	(1,239,363)

Total increase (decrease) in net assets	(767,111)	537,312	1,042,128	652,985	3,637,807	753,040

NET ASSETS:
Beginning of period	7,527,787	6,990,475	652,985	0	14,354,571	13,601,531

End of period	$6,760,676	$7,527,787	$1,695,113	$652,985	$17,992,378	$14,354,571

CHANGES IN UNITS OUTSTANDING:
Units issued	1,770	529	87,533	50,899	312,486	241,084
Units redeemed	(109,243)	(115,148)	(27,863)	(1,075)	(187,805)	(379,245)

Net increase (decrease)	(107,473)	(114,619)	59,670	49,824	124,681	(138,161)

(1)	For the period May 5, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	COLUMBIA VIT MARSICO 21ST CENTURY FUND		COLUMBIA VIT SMALL CAP VALUE FUND		DELAWARE VIP SMALL CAP VALUE SERIES
	2010	2009	2010	2009	2010	2009
		(1)		(2)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(8,501)	$(600)	$1,660	$86	$(12,302)	$32,124
Net realized gain (loss)	17,793	6,435	35,274	19,823	(874,169)	(2,061,047)
Change in net unrealized appreciation (depreciation) on investments	175,005	10,615	142,596	23,192	5,547,660	5,791,111

Increase in net assets resulting from operations	184,297	16,450	179,530	43,101	4,661,189	3,762,188

CONTRACT TRANSACTIONS:
Purchase payments received	121,365	150,991	36,605	79,541	55,985	171,740
Transfers for contract benefits and terminations	(23,079)	(41)	(4,454)	0	(923,263)	(1,017,791)
Net transfers	940,101	334,598	671,250	295,657	(53,524)	(381,093)
Contract maintenance charges	(36)		(15)		(428)	(565)
Adjustments to net assets allocated to contracts in payout phase					17,301	(468)

Increase (decrease) in net assets resulting from contract transactions	1,038,351	485,548	703,386	375,198	(903,929)	(1,228,177)

Total increase in net assets	1,222,648	501,998	882,916	418,299	3,757,260	2,534,011

NET ASSETS:
Beginning of period	501,998	0	418,299	0	16,251,817	13,717,806

End of period	$1,724,646	$501,998	$1,301,215	$418,299	$20,009,077	$16,251,817

CHANGES IN UNITS OUTSTANDING:
Units issued	116,518	47,349	75,528	43,728	146,390	168,587
Units redeemed	(42,862)	(9,639)	(26,608)	(10,648)	(210,521)	(269,511)

Net increase (decrease)	73,656	37,710	48,920	33,080	(64,131)	(100,924)

(1)	For the period May 4, 2009 to December 31, 2009.
(2)	For the period May 11, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	DELAWARE VIP SMID CAP GROWTH SERIES		DREYFUS IP MIDCAP STOCK PORTFOLIO		DREYFUS VIF APPRECIATION PORTFOLIO
	2010	2009	2010	2009	2010	2009

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(15,710)	$(7,945)	$6,096	$16,940	$86,239	$101,297
Net realized gain (loss)	394,109	(204,219)	(117,694)	(932,045)	(174,331)	(398,542)
Change in net unrealized appreciation (depreciation) on investments	352,764	599,667	505,030	1,419,622	1,153,292	1,327,629

Increase in net assets resulting from operations	731,163	387,503	393,432	504,517	1,065,200	1,030,384

CONTRACT TRANSACTIONS:
Purchase payments received	30,456	1,110		21,199	65,332	14,264
Transfers for contract benefits and terminations	(126,750)	(44,252)	(122,122)	(151,130)	(186,373)	(334,473)
Net transfers	2,209,278	801,498	(451,951)	(387,071)	2,790,166	(242,158)
Contract maintenance charges	(58)	(53)	(39)	(80)	(443)	(536)
Adjustments to net assets allocated to contracts in payout phase	(965)				11,677	(32,051)

Increase (decrease) in net assets resulting from contract transactions	2,111,961	758,303	(574,112)	(517,082)	2,680,359	(594,954)

Total increase (decrease) in net assets	2,843,124	1,145,806	(180,680)	(12,565)	3,745,559	435,430

NET ASSETS:
Beginning of period	1,569,512	423,706	1,837,009	1,849,574	6,356,396	5,920,966

End of period	$4,412,636	$1,569,512	$1,656,329	$1,837,009	$10,101,955	$6,356,396

CHANGES IN UNITS OUTSTANDING:
Units issued	256,088	153,293		44,051	316,237	193,911
Units redeemed	(97,030)	(64,351)	(42,651)	(96,897)	(93,492)	(275,490)

Net increase (decrease)	159,058	88,942	(42,651)	(52,846)	222,745	(81,579)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	DREYFUS VIF GROWTH & INCOME PORTFOLIO		DREYFUS VIF OPPORTUNISTIC SMALL CAP PORTFOLIO		DWS BLUE CHIP VIP PORTFOLIO
	2010	2009	2010	2009	2010	2009

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$8,951	$10,416	$266	$6,028	$41,695	$46,920
Net realized loss	(124,431)	(255,048)	(210,206)	(75,232)	(487,755)	(1,497,312)
Change in net unrealized appreciation (depreciation) on investments	458,793	725,908	369,067	200,428	1,086,171	2,590,756

Increase in net assets resulting from operations	343,313	481,276	159,127	131,224	640,111	1,140,364

CONTRACT TRANSACTIONS:
Purchase payments received	300	300			81,384	150,707
Transfers for contract benefits and terminations	(242,698)	(188,129)	(89,946)	(46,238)	(128,360)	(787,735)
Net transfers	44,031	(105,642)	(57,141)	(38,792)	438,273	650,721
Contract maintenance charges	(226)	(261)	(18)	(18)	(48)	(62)
Adjustments to net assets allocated to contracts in payout phase	(1,691)				3,698	6,139

Increase (decrease) in net assets resulting from contract transactions	(200,284)	(293,732)	(147,105)	(85,048)	394,947	19,770

Total increase in net assets	143,029	187,544	12,022	46,176	1,035,058	1,160,134

NET ASSETS:
Beginning of period	2,248,782	2,061,238	670,324	624,148	5,257,855	4,097,721

End of period	$2,391,811	$2,248,782	$682,346	$670,324	$6,292,913	$5,257,855

CHANGES IN UNITS OUTSTANDING:
Units issued	31,157	23,686	45,525	925	132,598	172,719
Units redeemed	(58,679)	(66,968)	(62,658)	(13,961)	(103,703)	(179,400)

Net increase (decrease)	(27,522)	(43,282)	(17,133)	(13,036)	28,895	(6,681)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	DWS CAPITAL GROWTH VIP PORTFOLIO		DWS DREMAN SMALL MID CAP VALUE VIP PORTFOLIO		DWS GROWTH & INCOME VIP PORTFOLIO
	2010	2009	2010	2009	2010	2009

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$11,521	$34,592	$31,832	$46,813	$3,633	$6,923
Net realized loss	(247,192)	(395,667)	(30,588)	(1,602,753)	(90,859)	(118,541)
Change in net unrealized appreciation (depreciation) on investments	1,354,369	1,900,288	1,290,126	2,788,310	136,428	256,512

Increase in net assets resulting from operations	1,118,698	1,539,213	1,291,370	1,232,370	49,202	144,894

CONTRACT TRANSACTIONS:
Purchase payments received	102,641	133,784	93,028	103,641		35
Transfers for contract benefits and terminations	(543,139)	(413,947)	(307,264)	(324,944)	(51,332)	(12,695)
Net transfers	834,267	560,744	712,380	593,543	(112,650)	(26,082)
Contract maintenance charges	(213)	(238)	(139)	(146)	(64)	(76)
Adjustments to net assets allocated to contracts in payout phase	7,414	(11,658)	34	(788)	986	(28)

Increase (decrease) in net assets resulting from contract transactions	400,970	268,685	498,039	371,306	(163,060)	(38,846)

Total increase (decrease) in net assets	1,519,668	1,807,898	1,789,409	1,603,676	(113,858)	106,048

NET ASSETS:
Beginning of period	7,461,305	5,653,407	5,705,031	4,101,355	534,739	428,691

End of period	$8,980,973	$7,461,305	$7,494,440	$5,705,031	$420,881	$534,739

CHANGES IN UNITS OUTSTANDING:
Units issued	233,757	277,517	214,409	250,796	84	18,806
Units redeemed	(218,832)	(235,822)	(168,961)	(204,812)	(20,259)	(22,974)

Net increase (decrease)	14,925	41,695	45,448	45,984	(20,175)	(4,168)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	DWS HEALTH CARE VIP PORTFOLIO		DWS LARGE CAP VALUE VIP PORTFOLIO		DWS SMALL CAP GROWTH VIP PORTFOLIO
	2010	2009	2010	2009	2010	2009

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(25,149)	$21,266	$84,889	$81,093	$(4,421)	$(4,148)
Net realized gain (loss)	175,351	(758,459)	(474,497)	(1,464,489)	(30,824)	(39,756)
Change in net unrealized appreciation (depreciation) on investments	49,599	1,350,697	1,129,302	2,540,752	178,221	238,741

Increase in net assets resulting from operations	199,801	613,504	739,694	1,157,356	142,976	194,837

CONTRACT TRANSACTIONS:
Purchase payments received	19,380	10,506	195,269	228,933
Transfers for contract benefits and terminations	(162,386)	(497,785)	(370,313)	(346,072)	(6,038)	(16,479)
Net transfers	(286,827)	21,330	2,295,141	132,177	(149,435)	(59,451)
Contract maintenance charges	(77)	(172)	(62)	(80)
Adjustments to net assets allocated to contracts in payout phase	593	10			(1,047)

Increase (decrease) in net assets resulting from contract transactions	(429,317)	(466,111)	2,120,035	14,958	(156,520)	(75,930)

Total increase (decrease) in net assets	(229,516)	147,393	2,859,729	1,172,314	(13,544)	118,907

NET ASSETS:
Beginning of period	3,644,130	3,496,737	6,702,525	5,530,211	651,579	532,672

End of period	$3,414,614	$3,644,130	$9,562,254	$6,702,525	$638,035	$651,579

CHANGES IN UNITS OUTSTANDING:
Units issued	127,849	168,968	407,948	281,742	4,316	0
Units redeemed	(170,678)	(225,131)	(219,386)	(299,089)	(21,105)	(13,429)

Net increase (decrease)	(42,829)	(56,163)	188,562	(17,347)	(16,789)	(13,429)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	DWS SMALL CAP INDEX VIP PORTFOLIO		DWS STRATEGIC VALUE VIP PORTFOLIO		FEDERATED CAPITAL APPRECIATION FUND II
	2010	2009	2010	2009	2010	2009

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$19,436	$105,065	$36,740	$166,582	$39,065	$68,880
Net realized loss	(1,179,464)	(1,944,076)	(583,648)	(4,039,303)	(766,428)	(2,505,883)
Change in net unrealized appreciation (depreciation) on investments	3,975,951	4,216,654	864,936	4,499,644	1,076,566	2,685,753

Increase in net assets resulting from operations	2,815,923	2,377,643	318,028	626,923	349,203	248,750

CONTRACT TRANSACTIONS:
Purchase payments received	150,344	171,324		75		1,198
Transfers for contract benefits and terminations	(779,680)	(935,826)	(98,937)	(749,875)	(276,774)	(299,079)
Net transfers	80,759	(881,912)	(742,667)	(1,998,624)	(400,125)	(1,194,229)
Contract maintenance charges	(491)	(634)	(116)	(162)	(684)	(858)
Adjustments to net assets allocated to contracts in payout phase	10,616	10,176			2,177	(5,651)

Decrease in net assets resulting from contract transactions	(538,452)	(1,636,872)	(841,720)	(2,748,586)	(675,406)	(1,498,619)

Total increase (decrease) in net assets	2,277,471	740,771	(523,692)	(2,121,663)	(326,203)	(1,249,869)

NET ASSETS:
Beginning of period	11,656,470	10,915,699	3,250,024	5,371,687	3,478,655	4,728,524

End of period	$13,933,941	$11,656,470	$2,726,332	$3,250,024	$3,152,452	$3,478,655

CHANGES IN UNITS OUTSTANDING:
Units issued	191,724	170,903		20,145	195	284
Units redeemed	(232,676)	(319,298)	(97,976)	(434,874)	(46,735)	(132,529)

Net decrease	(40,952)	(148,395)	(97,976)	(414,729)	(46,540)	(132,245)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	FEDERATED CAPITAL INCOME FUND II		FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II		FEDERATED INTERNATIONAL EQUITY FUND II
	2010	2009	2010	2009	2010	2009
					(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$34,971	$33,900	$2,051,458	$2,583,850	$1,060	$15,249
Net realized gain (loss)	7,194	(842)	74,832	1,286	(102,995)	(98,233)
Change in net unrealized appreciation (depreciation) on investments	28,307	117,887	255,152	54,949	57,568	279,840

Increase (decrease) in net assets resulting from operations	70,472	150,945	2,381,442	2,640,085	(44,367)	196,856

CONTRACT TRANSACTIONS:
Purchase payments received			293,293	337,918
Transfers for contract benefits and terminations	(46,975)	(32,161)	(5,907,179)	(5,664,386)	(406)	(99,777)
Net transfers	(23,332)	(20,388)	(2,563,191)	(977,632)	(597,874)	(105,901)
Contract maintenance charges	(122)	(148)	(1,512)	(2,084)
Adjustments to net assets allocated to contracts in payout phase			30,012	(73,203)	(333)	(1,423)

Decrease in net assets resulting from contract transactions	(70,429)	(52,697)	(8,148,577)	(6,379,387)	(598,613)	(207,101)

Total increase (decrease) in net assets	43	98,248	(5,767,135)	(3,739,302)	(642,980)	(10,245)

NET ASSETS:
Beginning of period	681,031	582,783	56,381,314	60,120,616	642,980	653,225

End of period	$681,074	$681,031	$50,614,179	$56,381,314	$0	$642,980

CHANGES IN UNITS OUTSTANDING:
Units issued			385,607	1,056,903	691	82
Units redeemed	(5,058)	(4,467)	(907,549)	(1,480,902)	(61,619)	(27,362)

Net decrease	(5,058)	(4,467)	(521,942)	(423,999)	(60,928)	(27,280)

(1)	For the period January 1, 2010 to March 15, 2010.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	FRANKLIN SMALL CAP VALUE SECURITIES FUND		FRANKLIN TEMPLETON FOREIGN SECURITIES PORTFOLIO	INVESCO V.I. CORE EQUITY FUND
	2010	2009	2010	2010	2009
			(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$908	$14,852	$(1,277)	$5,814	$42,243
Net realized gain (loss)	211,404	(264,766)	4,946	33,921	(80,718)
Change in net unrealized appreciation on investments	504,012	705,828	71,296	364,423	1,204,175

Increase in net assets resulting from operations	716,324	455,914	74,965	404,158	1,165,700

CONTRACT TRANSACTIONS:
Purchase payments received	19,474	117,188	93,425
Transfers for contract benefits and terminations	(304,357)	(32,239)	(3,362)	(265,908)	(525,270)
Net transfers	910,269	826,145	1,195,543	(166,419)	(434,971)
Contract maintenance charges	(34)	(18)		(864)	(1,158)
Adjustments to net assets allocated to contracts in payout phase			3,391

Increase (decrease) in net assets resulting from contract transactions	625,352	911,076	1,288,997	(433,191)	(961,399)

Total increase (decrease) in net assets	1,341,676	1,366,990	1,363,962	(29,033)	204,301

NET ASSETS:
Beginning of period	2,319,952	952,962	0	5,081,730	4,877,429

End of period	$3,661,628	$2,319,952	$1,363,962	$5,052,697	$5,081,730

CHANGES IN UNITS OUTSTANDING:
Units issued	200,733	217,059	130,539	1	1
Units redeemed	(134,589)	(86,615)	(5,827)	(23,582)	(61,530)

Net increase (decrease)	66,144	130,444	124,712	(23,581)	(61,529)

(1)	For the period May 13, 2010 to December 31, 2010.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	INVESCO V.I. HIGH YIELD FUND		INVESCO V.I. INTERNATIONAL GROWTH FUND		INVESCO V.I. MID CAP CORE EQUITY FUND
	2010	2009	2010	2009	2010	2009
						(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$324,439	$281,458	$139,857	$72,692	$110	$3,284
Net realized gain (loss)	(210,722)	(415,775)	102,563	(933,925)	25,795	14,871
Change in net unrealized appreciation (depreciation) on investments	333,455	1,718,249	759,353	2,493,274	133,877	21,867

Increase in net assets resulting from operations	447,172	1,583,932	1,001,773	1,632,041	159,782	40,022

CONTRACT TRANSACTIONS:
Purchase payments received			72,936	174,834	45,559	73,391
Transfers for contract benefits and terminations	(350,004)	(692,858)	(349,377)	(352,682)	(13,173)	(1,991)
Net transfers	(731,194)	(184,713)	2,349,102	2,176,367	1,016,841	261,290
Contract maintenance charges	(386)	(493)	(128)	(198)	(10)
Adjustments to net assets allocated to contracts in payout phase	2,522	(4,740)	(772)

Increase (decrease) in net assets resulting from contract transactions	(1,079,062)	(882,804)	2,071,761	1,998,321	1,049,217	332,690

Total increase (decrease) in net assets	(631,890)	701,128	3,073,534	3,630,362	1,208,999	372,712

NET ASSETS:
Beginning of period	4,212,067	3,510,939	7,725,888	4,095,526	372,712	0

End of period	$3,580,177	$4,212,067	$10,799,422	$7,725,888	$1,581,711	$372,712

CHANGES IN UNITS OUTSTANDING:
Units issued	2,212	1,182	507,988	493,573	103,870	40,441
Units redeemed	(68,761)	(70,701)	(318,614)	(271,769)	(21,957)	(10,600)

Net increase (decrease)	(66,549)	(69,519)	189,374	221,804	81,913	29,841

(1)	For the period May 12, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	INVESCO V.I. SMALL CAP EQUITY FUND		INVESCO V.I. TECHNOLOGY FUND		INVESCO VAN KAMPEN VI COMSTOCK FUND
	2010	2009	2010	2009	2010	2009
		(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,981)	$(265)	$(17,157)	$(15,536)	$(15,183)	$75,145
Net realized gain (loss)	16,913	2,483	(12,106)	(224,987)	(355,314)	(461,384)
Change in net unrealized appreciation (depreciation) on investments	78,781	15,953	421,820	1,074,411	699,008	873,420

Increase in net assets resulting from operations	92,713	18,171	392,557	833,888	328,511	487,181

CONTRACT TRANSACTIONS:
Purchase payments received	5,139	16,880			244,980	34,707
Transfers for contract benefits and terminations			(79,181)	(94,248)	(150,111)	(95,157)
Net transfers	459,530	242,403	(154,347)	(372,724)	55,084	208,319
Contract maintenance charges	(66)		(789)	(996)	(71)	(74)
Adjustments to net assets allocated to contracts in payout phase			385	(3,355)	146	173

Increase (decrease) in net assets resulting from contract transactions	464,603	259,283	(233,932)	(471,323)	150,028	147,968

Total increase in net assets	557,316	277,454	158,625	362,565	478,539	635,149

NET ASSETS:
Beginning of period	277,454	0	2,175,853	1,813,288	2,319,307	1,684,158

End of period	$834,770	$277,454	$2,334,478	$2,175,853	$2,797,846	$2,319,307

CHANGES IN UNITS OUTSTANDING:
Units issued	45,550	26,449	7,919	288	123,049	97,309
Units redeemed	(14,661)	(3,723)	(90,966)	(236,556)	(111,300)	(80,149)

Net increase (decrease)	30,889	22,726	(83,047)	(236,268)	11,749	17,160

(1)	For the period June 1, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	INVESCO VAN KAMPEN VI GROWTH & INCOME FUND		JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES		JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES
	2010	2009	2010	2009	2010	2009

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(70,833)	$295,636	$191,433	$206,443	$555,522	$386,314
Net realized gain (loss)	(810,512)	(1,834,215)	40,585	186,770	(384,267)	(156,414)
Change in net unrealized appreciation (depreciation) on investments	1,929,900	3,545,118	454,617	1,647,749	1,843,395	3,742,390

Increase in net assets resulting from operations	1,048,555	2,006,539	686,635	2,040,962	2,014,650	3,972,290

CONTRACT TRANSACTIONS:
Purchase payments received	217,318	75,647			2,400,194	533,608
Transfers for contract benefits and terminations	(467,878)	(1,298,529)	(554,701)	(425,868)	(1,625,315)	(996,074)
Net transfers	(1,355,718)	2,065,538	(453,858)	(1,181,368)	5,529,336	5,757,575
Contract maintenance charges	(136)	(187)	(276)	(342)	(476)	(451)
Adjustments to net assets allocated to contracts in payout phase	919	(245)	(2,749)

Increase (decrease) in net assets resulting from contract transactions	(1,605,495)	842,224	(1,011,584)	(1,607,578)	6,303,739	5,294,658

Total increase (decrease) in net assets	(556,940)	2,848,763	(324,949)	433,384	8,318,389	9,266,948

NET ASSETS:
Beginning of period	10,595,923	7,747,160	9,792,915	9,359,531	23,818,783	14,551,835

End of period	$10,038,983	$10,595,923	$9,467,966	$9,792,915	$32,137,172	$23,818,783

CHANGES IN UNITS OUTSTANDING:
Units issued	316,503	452,904			1,079,879	929,135
Units redeemed	(466,039)	(356,682)	(67,951)	(123,864)	(514,848)	(405,333)

Net increase (decrease)	(149,536)	96,222	(67,951)	(123,864)	565,031	523,802

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES		JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES		JANUS ASPEN GROWTH & INCOME PORTFOLIO INSTITUTIONAL SHARES
	2010	2009	2010	2009	2010	2009
					(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$1,405,254	$1,016,414	$1,587,208	$857,895	$23,677	$1,657
Net realized gain (loss)	489,697	(88,315)	836,575	347,935	(740,373)	(829,608)
Change in net unrealized appreciation (depreciation) on investments	(29,585)	2,360,441	(405,294)	1,622,150	1,078,920	3,292,711

Increase in net assets resulting from operations	1,865,366	3,288,540	2,018,489	2,827,980	362,224	2,464,760

CONTRACT TRANSACTIONS:
Purchase payments received			1,619,040	698,243
Transfers for contract benefits and terminations	(1,778,613)	(2,808,219)	(1,545,689)	(1,660,523)	(64,586)	(559,647)
Net transfers	(2,948,906)	(2,402,215)	3,040,575	11,570,600	(8,595,380)	(1,260,774)
Contract maintenance charges	(709)	(987)	(312)	(312)	(16)	(154)
Adjustments to net assets allocated to contracts in payout phase	95,799	11,298	16,453	(15,601)	(327)	(578)

Increase (decrease) in net assets resulting from contract transactions	(4,632,429)	(5,200,123)	3,130,067	10,592,407	(8,660,309)	(1,821,153)

Total increase (decrease) in net assets	(2,767,063)	(1,911,583)	5,148,556	13,420,387	(8,298,085)	643,607

NET ASSETS:
Beginning of period	28,151,674	30,063,257	28,595,979	15,175,592	8,298,085	7,654,478

End of period	$25,384,611	$28,151,674	$33,744,535	$28,595,979	$0	$8,298,085

CHANGES IN UNITS OUTSTANDING:
Units issued	2,285	6,390	826,590	1,439,530	538	273
Units redeemed	(284,003)	(343,394)	(587,610)	(499,857)	(816,147)	(224,018)

Net increase (decrease)	(281,718)	(337,004)	238,980	939,673	(815,609)	(223,745)

(1)	For the period January 1, 2010 to May 3, 2010.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	JANUS ASPEN GROWTH & INCOME PORTFOLIO SERVICE SHARES		JANUS ASPEN JANUS PORTFOLIO		JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES
	2010	2009	2010	2009	2010	2009
	(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$25,250	$(1,674)	$18,174	$(21,557)	$(25,176)	$(37,038)
Net realized gain (loss)	1,062,584	(1,723,201)	(169,145)	(564,506)	121,981	(247,931)
Change in net unrealized appreciation (depreciation) on investments	(730,390)	3,495,317	1,099,265	2,686,763	3,278,882	7,467,486

Increase in net assets resulting from operations	357,444	1,770,442	948,294	2,100,700	3,375,687	7,182,517

CONTRACT TRANSACTIONS:
Purchase payments received	12,463	37,819
Transfers for contract benefits and terminations	(105,398)	(937,770)	(601,645)	(702,542)	(812,173)	(810,119)
Net transfers	(8,196,450)	2,303,319	(348,536)	(330,856)	(1,522,071)	(1,351,846)
Contract maintenance charges	(27)	(220)	(2,328)	(2,832)	(2,122)	(2,654)
Adjustments to net assets allocated to contracts in payout phase			6,178	(5,381)	9,011	(1,609)

Increase (decrease) in net assets resulting from contract transactions	(8,289,412)	1,403,148	(946,331)	(1,041,611)	(2,327,355)	(2,166,228)

Total increase (decrease) in net assets	(7,931,968)	3,173,590	1,963	1,059,089	1,048,332	5,016,289

NET ASSETS:
Beginning of period	7,931,968	4,758,378	7,848,824	6,789,735	15,202,465	10,186,176

End of period	$0	$7,931,968	$7,850,787	$7,848,824	$16,250,797	$15,202,465

CHANGES IN UNITS OUTSTANDING:
Units issued	54,653	703,448	369		247	290
Units redeemed	(1,020,735)	(535,794)	(59,687)	(84,134)	(82,262)	(113,097)

Net increase (decrease)	(966,082)	167,654	(59,318)	(84,134)	(82,015)	(112,807)

(1)	For the period January 1, 2010 to May 12, 2010.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES		JANUS ASPEN WORLDWIDE PORTFOLIO		JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO
	2010	2009	2010	2009	2010	2009

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(21,647)	$(16,442)	$(20,367)	$45,522	$(5,961)	$748
Net realized gain (loss)	1,536,136	(703,011)	268,107	(16,795)	(26,174)	(67,557)
Change in net unrealized appreciation (depreciation) on investments	(166,413)	2,752,431	919,514	2,545,406	241,035	213,461

Increase in net assets resulting from operations	1,348,076	2,032,978	1,167,254	2,574,133	208,900	146,652

CONTRACT TRANSACTIONS:
Purchase payments received	66,906	42,053
Transfers for contract benefits and terminations	(205,584)	(120,574)	(725,013)	(805,650)	(23,220)	(67,210)
Net transfers	(734,999)	2,722,145	(849,303)	(234,910)	(57,909)	(50,466)
Contract maintenance charges	(724)	(642)	(2,499)	(3,112)
Adjustments to net assets allocated to contracts in payout phase	2,067	(2,067)	10,971	(18,896)	1,337	(3,194)

Increase (decrease) in net assets resulting from contract transactions	(872,334)	2,640,915	(1,565,844)	(1,062,568)	(79,792)	(120,870)

Total increase (decrease) in net assets	475,742	4,673,893	(398,590)	1,511,565	129,108	25,782

NET ASSETS:
Beginning of period	6,609,198	1,935,305	9,194,425	7,682,860	847,463	821,681

End of period	$7,084,940	$6,609,198	$8,795,835	$9,194,425	$976,571	$847,463

CHANGES IN UNITS OUTSTANDING:
Units issued	322,814	620,183	631		52	51
Units redeemed	(411,829)	(303,425)	(107,501)	(82,031)	(6,195)	(12,481)

Net increase (decrease)	(89,015)	316,758	(106,870)	(82,031)	(6,143)	(12,430)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	LAZARD RETIREMENT EMERGING MARKETS EQUITY SERIES PORTFOLIO		LVIP BARON GROWTH OPPORTUNITIES FUND		MFS INTERNATIONAL VALUE FUND
	2010	2009	2010	2009	2010	2009
		(1)				(2)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$80,304	$103,701	$(122,336)	$(106,575)	$5,559	$(3,403)
Net realized gain (loss)	740,431	78,504	(600,573)	(1,205,218)	16,947	26,684
Change in net unrealized appreciation (depreciation) on investments	997,210	349,282	4,376,137	5,636,921	549,891	45,857

Increase in net assets resulting from operations	1,817,945	531,487	3,653,228	4,325,128	572,397	69,138

CONTRACT TRANSACTIONS:
Purchase payments received	625,089	226,987	200,884	158,962	416,336	162,698
Transfers for contract benefits and terminations	(506,803)	(10,350)	(943,141)	(993,968)	(154,186)	(260)
Net transfers	7,459,756	4,255,037	(481,162)	(462,053)	5,154,815	1,389,294
Contract maintenance charges	(230)	(43)	(993)	(1,226)	(27)	(4)
Adjustments to net assets allocated to contracts in payout phase	2,067	(2,067)	1,110	(11,874)	1,310	0

Increase (decrease) in net assets resulting from contract transactions	7,579,879	4,469,564	(1,223,302)	(1,310,159)	5,418,248	1,551,728

Total increase in net assets	9,397,824	5,001,051	2,429,926	3,014,969	5,990,645	1,620,866

NET ASSETS:
Beginning of period	5,001,051	0	15,935,521	12,920,552	1,620,866	0

End of period	$14,398,875	$5,001,051	$18,365,447	$15,935,521	$7,611,511	$1,620,866

CHANGES IN UNITS OUTSTANDING:
Units issued	817,688	368,573	146,588	157,765	480,810	136,070
Units redeemed	(351,736)	(27,358)	(231,085)	(265,935)	(67,190)	(12,481)

Net increase (decrease)	465,952	341,215	(84,497)	(108,170)	413,620	123,589

(1) For the period May 6, 2009 to December 31, 2009.
(2) For the period June 16, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	MFS UTILITIES FUND		NEUBERGER BERMAN AMT REGENCY PORTFOLIO		NVIT MID CAP INDEX FUND
	2010	2009	2010	2009	2010	2009

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$50,214	$33,746	$(1,275)	$(296)	$22,421	$(584)
Net realized gain (loss)	313,441	(9,043)	25,918	(308,252)	(313,068)	(1,020,901)
Change in net unrealized appreciation (depreciation) on investments	(55,103)	346,593	46,212	417,212	2,272,364	3,254,449

Increase in net assets resulting from operations	308,552	371,296	70,855	108,664	1,981,717	2,232,964

CONTRACT TRANSACTIONS:
Purchase payments received	71,625	1,471,181		801	124,613	167,093
Transfers for contract benefits and terminations	(1,523,299)	(67,489)	(10,611)	(8,675)	(580,823)	(595,513)
Net transfers	266,723	1,440,927	(76,947)	(385,770)	(228,676)	(695,184)
Contract maintenance charges	(69)	(86)		(10)	(196)	(233)
Adjustments to net assets allocated to contracts in payout phase					9,345	10,530

Increase (decrease) in net assets resulting from contract transactions	(1,185,020)	2,844,533	(87,558)	(393,654)	(675,737)	(1,113,307)

Total increase (decrease) in net assets	(876,468)	3,215,829	(16,703)	(284,990)	1,305,980	1,119,657

NET ASSETS:
Beginning of period	3,751,751	535,922	328,761	613,751	8,483,285	7,363,628

End of period	$2,875,283	$3,751,751	$312,058	$328,761	$9,789,265	$8,483,285

CHANGES IN UNITS OUTSTANDING:
Units issued	185,066	509,776	0	25,916	95,829	102,267
Units redeemed	(329,351)	(143,968)	(9,723)	(94,947)	(140,369)	(202,290)

Net increase (decrease)	(144,285)	365,808	(9,723)	(69,031)	(44,540)	(100,023)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	OPPENHEIMER GLOBAL SECURITIES FUND/VA		OPPENHEIMER INTERNATIONAL GROWTH FUND/VA		PIMCO VIT HIGH YIELD PORTFOLIO
	2010	2009	2010	2009	2010	2009

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$184,771	$331,443	$47,811	$42,785	$1,962,800	$1,881,809
Net realized gain (loss)	(1,545,051)	(2,757,346)	(738,862)	(1,686,682)	3,631,773	(4,535,890)
Change in net unrealized appreciation (depreciation) on investments	4,887,209	9,627,662	1,712,872	3,539,216	(1,816,083)	10,705,952

Increase in net assets resulting from operations	3,526,929	7,201,759	1,021,821	1,895,319	3,778,490	8,051,871

CONTRACT TRANSACTIONS:
Purchase payments received	175,999	421,906	156,788	324,500	1,143,236	459,150
Transfers for contract benefits and terminations	(1,679,214)	(1,959,641)	(652,060)	(1,135,381)	(2,126,176)	(2,562,513)
Net transfers	(1,105,798)	(831,326)	(757,169)	1,935,412	(773,681)	5,903,644
Contract maintenance charges	(1,088)	(1,610)	0	0	(215)	(312)
Adjustments to net assets allocated to contracts in payout phase	16,996	(31,634)	(353)	353	4,307	4,092

Increase (decrease) in net assets resulting from contract transactions	(2,593,105)	(2,402,305)	(1,252,794)	1,124,884	(1,752,529)	3,804,061

Total increase (decrease) in net assets	933,824	4,799,454	(230,973)	3,020,203	2,025,961	11,855,932

NET ASSETS:
Beginning of period	26,378,520	21,579,066	9,053,085	6,032,882	29,249,107	17,393,175

End of period	$27,312,344	$26,378,520	$8,822,112	$9,053,085	$31,275,068	$29,249,107

CHANGES IN UNITS OUTSTANDING:
Units issued	220,627	291,657	159,862	287,589	1,091,410	1,511,700
Units redeemed	(388,698)	(509,850)	(255,677)	(236,254)	(1,198,381)	(1,181,952)

Net increase (decrease)	(168,071)	(218,193)	(95,815)	51,335	(106,971)	329,748

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	PIMCO VIT LOW DURATION PORTFOLIO		PIMCO VIT TOTAL RETURN PORTFOLIO		PIONEER EMERGING MARKETS VCT PORTFOLIO
	2010	2009	2010	2009	2010	2009

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$606,826	$1,385,559	$2,348,273	$4,803,079	$(12,087)	$3,812
Net realized gain	840,405	2,446,480	7,043,435	4,841,089	632,069	224,645
Change in net unrealized appreciation (depreciation) on investments	1,549,077	1,915,191	100,171	3,539,785	(446,780)	1,006,393

Increase in net assets resulting from operations	2,996,308	5,747,230	9,491,879	13,183,953	173,202	1,234,850

CONTRACT TRANSACTIONS:
Purchase payments received	2,179,727	1,105,004	5,499,092	3,128,151	17,981	24,696
Transfers for contract benefits and terminations	(5,363,281)	(3,588,973)	(9,043,478)	(11,726,649)	(175,569)	(92,967)
Net transfers	9,269,798	12,324,394	12,163,510	27,764,569	(2,111,878)	2,462,804
Contract maintenance charges	(792)	(890)	(1,219)	(1,279)
Adjustments to net assets allocated to contracts in payout phase	38,752	(74,214)	31,791	(46,702)

Increase (decrease) in net assets resulting from contract transactions	6,124,204	9,765,321	8,649,696	19,118,090	(2,269,466)	2,394,533

Total increase (decrease) in net assets	9,120,512	15,512,551	18,141,575	32,302,043	(2,096,264)	3,629,383

NET ASSETS:
Beginning of period	61,303,516	45,790,965	123,604,365	91,302,322	4,313,485	684,102

End of period	$70,424,028	$61,303,516	$141,745,940	$123,604,365	$2,217,221	$4,313,485

CHANGES IN UNITS OUTSTANDING:
Units issued	2,038,363	1,798,281	2,950,555	3,739,843	107,054	751,994
Units redeemed	(1,551,404)	(1,005,179)	(2,326,650)	(2,214,947)	(418,779)	(342,365)

Net increase (decrease)	486,959	793,102	623,905	1,524,896	(311,725)	409,629

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	PIONEER FUND VCT PORTFOLIO		PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO		PIONEER MID CAP VALUE VCT PORTFOLIO
	2010	2009	2010	2009	2010	2009

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$25,212	$40,135	$(39,104)	$(30,889)	$2,556	$8,419
Net realized loss	(120,823)	(858,609)	(236,388)	(487,635)	24,465	(392,786)
Change in net unrealized appreciation (depreciation) on investments	702,510	1,662,833	1,090,003	1,858,491	328,560	734,396

Increase in net assets resulting from operations	606,899	844,359	814,511	1,339,967	355,581	350,029

CONTRACT TRANSACTIONS:
Purchase payments received	111,703	16,937	30,289	21,195	145,718	40,639
Transfers for contract benefits and terminations	(301,446)	(258,218)	(392,391)	(485,771)	(32,849)	(109,677)
Net transfers	(197,625)	(805,298)	(365,000)	1,009,000	(268,400)	663,655
Contract maintenance charges	(468)	(620)	(525)	(665)	(26)	(34)
Adjustments to net assets allocated to contracts in payout phase			1,955	295	1,443	1,919

Increase (decrease) in net assets resulting from contract transactions	(387,836)	(1,047,199)	(725,672)	544,054	(154,114)	596,502

Total increase (decrease) in net assets	219,063	(202,840)	88,839	1,884,021	201,467	946,531

NET ASSETS:
Beginning of period	4,267,802	4,470,642	4,820,588	2,936,567	2,144,181	1,197,650

End of period	$4,486,865	$4,267,802	$4,909,427	$4,820,588	$2,345,648	$2,144,181

CHANGES IN UNITS OUTSTANDING:
Units issued	48,587	80,615	99,014	253,883	54,390	169,685
Units redeemed	(79,411)	(199,873)	(150,399)	(187,700)	(69,675)	(99,149)

Net increase (decrease)	(30,824)	(119,258)	(51,385)	66,183	(15,285)	70,536

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	PIONEER SMALL CAP VALUE VCT PORTFOLIO	PRUDENTIAL SERIES FUND EQUITY PORTFOLIO		PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO		PUTNAM VT AMERICAN GOVERNMENT INCOME IB PORTFOLIO
	2009	2010	2009	2010	2009	2010
	(1)				(2)	(3)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$29,238	$(6,321)	$(13)	$(13,741)	$(1,567)	$(2,959)
Net realized gain (loss)	(3,965,434)	(9,066)	(51,426)	248,992	28,672	8,092
Change in net unrealized appreciation (depreciation) on investments	3,710,956	178,685	142,628	505,628	53,565	(10,047)

Increase (decrease) in net assets resulting from operations	(225,240)	163,298	91,189	740,879	80,670	(4,914)

CONTRACT TRANSACTIONS:
Purchase payments received	7,933	19,560	1,750	58,434	118,258	88,666
Transfers for contract benefits and terminations	(538,413)	(39,503)	(41,559)	(144,259)	(4,344)
Net transfers	(2,947,602)	1,152,183	(6,959)	3,369,963	1,044,343	1,010,088
Contract maintenance charges	(94)	(53)	(81)			(4)
Adjustments to net assets allocated to contracts in payout phase	(7,967)

Increase (decrease) in net assets resulting from contract transactions	(3,486,143)	1,132,187	(46,849)	3,284,138	1,158,257	1,098,750

Total increase (decrease) in net assets	(3,711,383)	1,295,485	44,340	4,025,017	1,238,927	1,093,836

NET ASSETS:
Beginning of period	3,711,383	352,481	308,141	1,238,927	0	0

End of period	$0	$1,647,966	$352,481	$5,263,944	$1,238,927	$1,093,836

CHANGES IN UNITS OUTSTANDING:
Units issued	19,360	100,922	7,965	345,643	104,880	193,238
Units redeemed	(363,737)	(13,058)	(14,796)	(142,788)	(18,760)	(86,429)

Net increase (decrease)	(344,377)	87,864	(6,831)	202,855	86,120	106,809

(1) For the period January 1, 2009 to April 29, 2009.
(2) For the period May 11, 2009 to December 31, 2009.
(3) For the period May 3, 2010 to December 31, 2010.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	PUTNAM VT EQUITY INCOME IB PORTFOLIO	ROYCE SMALL-CAP PORTFOLIO		SCHWAB MARKETTRACK GROWTH PORTFOLIO II
	2010	2010	2009	2010	2009
	(1)		(2)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(799)	$(18,112)	$(3,489)	$423,871	$475,895
Net realized gain (loss)	652	107,110	25,966	(777,449)	(1,873,081)
Change in net unrealized appreciation (depreciation) on investments	40,112	504,352	117,799	3,441,301	6,001,607

Increase in net assets resulting from operations	39,965	593,350	140,276	3,087,723	4,604,421

CONTRACT TRANSACTIONS:
Purchase payments received	47,291	370,833	46,405	586,567	159,718
Transfers for contract benefits and terminations	(6,152)	(49,553)	(1,124)	(1,152,148)	(2,439,689)
Net transfers	802,993	2,823,192	1,217,099	800,730	1,104,184
Contract maintenance charges		(73)	(5)	(1,489)	(1,773)
Adjustments to net assets allocated to contracts in payout phase				20,733	6,163

Increase (decrease) in net assets resulting from contract transactions	844,132	3,144,399	1,262,375	254,393	(1,171,397)

Total increase in net assets	884,097	3,737,749	1,402,651	3,342,116	3,433,024

NET ASSETS:
Beginning of period	0	1,402,651	0	25,291,974	21,858,950

End of period	$884,097	$5,140,400	$1,402,651	$28,634,090	$25,291,974

CHANGES IN UNITS OUTSTANDING:
Units issued	84,746	282,269	119,937	286,950	361,990
Units redeemed	(1,418)	(60,736)	(12,915)	(275,461)	(465,992)

Net increase (decrease)	83,328	221,533	107,022	11,489	(104,002)

(1) For the period June 7, 2010 to December 31, 2010.
(2) For the period May 4, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	SCHWAB MONEY MARKET PORTFOLIO		SCHWAB S&P 500 INDEX PORTFOLIO		SELIGMAN COMMUNICATIONS & INFORMATION PORTFOLIO
	2010	2009	2010	2009	2010	2009

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,008,706)	$(1,132,446)	$1,338,124	$1,847,012	$(36,310)	$(22,877)
Net realized gain (loss)	50,090		(1,416,453)	(4,335,847)	751,922	(88,870)
Change in net unrealized appreciation (depreciation) on investments			14,186,586	24,831,613	(222,427)	1,418,232

Increase (decrease) in net assets resulting from operations	(958,616)	(1,132,446)	14,108,257	22,342,778	493,185	1,306,485

CONTRACT TRANSACTIONS:
Purchase payments received	54,204,252	35,818,202	1,815,694	1,970,591	34,938	25,737
Transfers for contract benefits and terminations	(35,462,275)	(56,668,806)	(7,623,957)	(7,800,138)	(198,489)	(161,761)
Net transfers	(28,827,679)	(66,507,202)	(2,510,396)	990,473	(321,995)	2,433,202
Contract maintenance charges	(18,884)	(20,262)	(9,656)	(11,756)	(99)	(83)
Adjustments to net assets allocated to contracts in payout phase	14,511	35,957	39,738	(81,700)

Increase (decrease) in net assets resulting from contract transactions	(10,090,075)	(87,342,111)	(8,288,577)	(4,932,530)	(485,645)	2,297,095

Total increase (decrease) in net assets	(11,048,691)	(88,474,557)	5,819,680	17,410,248	7,540	3,603,580

NET ASSETS:
Beginning of period	138,331,875	226,806,432	111,150,208	93,739,960	4,681,991	1,078,411

End of period	$127,283,184	$138,331,875	$116,969,888	$111,150,208	$4,689,531	$4,681,991

CHANGES IN UNITS OUTSTANDING:
Units issued	10,453,918	7,161,317	1,529,188	1,930,138	266,507	493,452
Units redeemed	(11,293,660)	(14,498,996)	(2,166,974)	(2,249,738)	(316,964)	(233,304)

Net increase (decrease)	(839,742)	(7,337,679)	(637,786)	(319,600)	(50,457)	260,148

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	SENTINEL VARIABLE PRODUCTS BOND FUND		SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND		SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND
	2010	2009	2010	2009	2010	2009
		(1)		(1)		(2)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$72,968	$39,049	$26,731	$6,333	$(2,294)	$414
Net realized gain	107,102	37,883	17,971	3,408	11,885	247
Change in net unrealized appreciation (depreciation) on investments	(114,258)	(78,819)	240,055	61,684	78,679	9,640

Increase (decrease) in net assets resulting from operations	65,812	(1,887)	284,757	71,425	88,270	10,301

CONTRACT TRANSACTIONS:
Purchase payments received	107,351		78,841	4,952	81,492	20,566
Transfers for contract benefits and terminations	(77,850)	(1,988)	(36,268)		(15,861)	(2)
Net transfers	1,409,157	827,078	2,184,735	531,984	504,519	152,861
Contract maintenance charges	(3)		(10)	(3)		(4)
Adjustments to net assets allocated to contracts in payout phase

Increase in net assets resulting from contract transactions	1,438,655	825,090	2,227,298	536,933	570,150	173,421

Total increase in net assets	1,504,467	823,203	2,512,055	608,358	658,420	183,722

NET ASSETS:
Beginning of period	823,203	0	608,358	0	183,722	0

End of period	$2,327,670	$823,203	$3,120,413	$608,358	$842,142	$183,722

CHANGES IN UNITS OUTSTANDING:
Units issued	258,261	102,228	179,554	51,980	49,027	14,688
Units redeemed	(129,664)	(24,483)	(12,874)	(3,808)	(9,305)	(140)

Net increase	128,597	77,745	166,680	48,172	39,722	14,548

(1) For the period June 16, 2009 to December 31, 2009.
(2) For the period May 4, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	THIRD AVENUE VALUE PORTFOLIO		TOUCHSTONE MID CAP GROWTH FUND		UNIVERSAL INSTITUTIONAL FUND U.S. REAL ESTATE PORTFOLIO
	2010	2009	2010	2009	2010	2009
				(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$255,363	$(61,629)	$(5,617)	$317	$108,950	$130,814
Net realized gain (loss)	(1,806,306)	(2,501,817)	19,450	46	(2,418,764)	(4,291,486)
Change in net unrealized appreciation (depreciation) on investments	2,528,408	5,797,695	246,730	14,295	4,248,133	5,488,666

Increase in net assets resulting from operations	977,465	3,234,249	260,563	14,658	1,938,319	1,327,994

CONTRACT TRANSACTIONS:
Purchase payments received		5,759	113,176	592,852	4,244	2,614
Transfers for contract benefits and terminations	(322,637)	(505,860)	(19,848)		(294,762)	(312,540)
Net transfers	(1,523,217)	(1,772,852)	1,093,021	122,656	112,935	(80,299)
Contract maintenance charges	(257)	(298)	(18)		(788)	(974)
Adjustments to net assets allocated to contracts in payout phase			3,370		(1,355)	(2,588)

Increase (decrease) in net assets resulting from contract transactions	(1,846,111)	(2,273,251)	1,189,701	715,508	(179,726)	(393,787)

Total increase (decrease) in net assets	(868,646)	960,998	1,450,264	730,166	1,758,593	934,207

NET ASSETS:
Beginning of period	9,298,004	8,337,006	730,166	0	7,001,979	6,067,772

End of period	$8,429,358	$9,298,004	$2,180,430	$730,166	$8,760,572	$7,001,979

CHANGES IN UNITS OUTSTANDING:
Units issued		177,881	110,949	55,555	91,257	72,820
Units redeemed	(235,444)	(525,032)	(30,067)		(100,128)	(104,255)

Net increase (decrease)	(235,444)	(347,151)	80,882	55,555	(8,871)	(31,435)

(1) For the period July 6, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	VAN ECK VIP GLOBAL BOND FUND		VAN ECK VIP GLOBAL HARD ASSETS FUND		WELLS FARGO ADVANTAGE VT DISCOVERY FUND
	2010	2009	2010	2009	2010	2009
		(1)		(2)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$77,420	$(7,469)	$(12,421)	$(4,565)	$(25,958)	$(19,747)
Net realized gain (loss)	22,185	18,854	308,456	28,592	(95,432)	(429,415)
Change in net unrealized appreciation (depreciation) on investments	148,326	(10,184)	529,007	153,768	1,227,618	1,382,895

Increase in net assets resulting from operations	247,931	1,201	825,042	177,795	1,106,228	933,733

CONTRACT TRANSACTIONS:
Purchase payments received	164,768	43,172	113,113	202,247	35,373	43,880
Transfers for contract benefits and terminations	(79,656)	(9,394)	(91,349)	(2,681)	(165,974)	(254,475)
Net transfers	4,030,652	2,966,953	2,812,883	1,584,503	606,501	(296,208)
Contract maintenance charges	(18)	(26)
Adjustments to net assets allocated to contracts in payout phase	4,372	(31,430)			(744)

Increase (decrease) in net assets resulting from contract transactions	4,120,118	2,969,275	2,834,647	1,784,069	475,156	(506,803)

Total increase in net assets	4,368,049	2,970,476	3,659,689	1,961,864	1,581,384	426,930

NET ASSETS:
Beginning of period	2,970,476	0	1,961,864	0	3,207,187	2,780,257

End of period	$7,338,525	$2,970,476	$5,621,553	$1,961,864	$4,788,571	$3,207,187

CHANGES IN UNITS OUTSTANDING:
Units issued	547,456	298,151	398,130	164,875	117,111	48,618
Units redeemed	(180,634)	(33,150)	(217,626)	(19,633)	(92,042)	(116,656)

Net increase (decrease)	366,822	265,001	180,504	145,242	25,069	(68,038)

(1) For the period May 13, 2009 to December 31, 2009.
(2) For the period May 4, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	INVESTMENT DIVISIONS

	WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND		WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND
	2010	2009	2010	2009

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,364	$(27,920)	$18,294	$9,244
Net realized loss	(271,739)	(1,457,865)	(166,936)	(432,946)
Change in net unrealized appreciation (depreciation) on investments	1,376,440	2,959,700	588,230	1,597,505

Increase in net assets resulting from operations	1,106,065	1,473,915	439,588	1,173,803

CONTRACT TRANSACTIONS:
Purchase payments received	32,390	9,005	0	0
Transfers for contract benefits and terminations	(254,141)	(171,640)	(273,050)	(165,072)
Net transfers	89,719	593,364	(77,676)	(412,763)
Contract maintenance charges	(88)	(102)	(377)	(510)
Adjustments to net assets allocated to contracts in payout phase	38,318	(48,337)	5,519	(10,221)

Increase (decrease) in net assets resulting from contract transactions	(93,802)	382,290	(345,584)	(588,566)

Total increase in net assets	1,012,263	1,856,205	94,004	585,237

NET ASSETS:
Beginning of period	5,017,068	3,160,863	2,962,859	2,377,622

End of period	$6,029,331	$5,017,068	$3,056,863	$2,962,859

CHANGES IN UNITS OUTSTANDING:
Units issued	123,845	281,585	782	442
Units redeemed	(132,996)	(236,018)	(25,819)	(61,051)

Net increase (decrease)	(9,151)	45,567	(25,037)	(60,609)

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2010

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Variable Annuity-1 Series Account (the Series Account), a separate account of Great-West Life & Annuity Insurance Company (the Company), is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the Colorado Division of Insurance. The Series Account is a funding vehicle for both group and individual variable annuity contracts. The Series Account consists of numerous investment divisions (Investment Divisions), each being treated as an individual accounting entity for financial reporting purposes, and each investing all of its investible assets in the named underlying mutual fund.

Under applicable insurance law, the assets and liabilities of each of the Investment Divisions of the Series Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Series Account's assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.

The preparation of financial statements and financial highlights of each of the Investment Divisions in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and financial highlights and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation

Mutual fund investments held by the Investment Divisions are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.

The Series Account classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Series Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2010, the only investments of each of the Investment Divisions of the Series Account were in underlying registered investment companies that are actively traded, therefore 100% of the investments are valued using Level 1 inputs. The Series Account recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no transfers between Levels 1 and 2 during the year.

Risk Factors

Investing in the Series Account may involve certain risks including, but not limited to, those described below.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Investment Divisions. These events may have adverse effects on the Investment Divisions such as a decline in the value and liquidity of many securities held by the Investment Divisions, and a decrease in net asset value.

The Investment Divisions investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the Investment Divisions to be subject to larger short-term declines in value.

The Investment Divisions may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Investment Divisions to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

The Series Account may have Investment Divisions that primarily invest in bonds. Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities.

The Investment Divisions may be invested in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

The Investment Divisions may invest in securities of governmental agencies. Investments in securities of governmental agencies may only be guaranteed by the respective agency’s limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Investment Division for its share of dividends are reinvested in additional full and fractional shares of the related mutual funds.

Contracts in the Payout Phase

Net assets of each Investment Division allocated to contracts in the payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. Any adjustments to these amounts are reflected in Adjustments to net assets allocated to contracts in payout phase on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Federal Income Taxes

The operations of each of the Investment Divisions of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of each of the Investment Divisions of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will review periodically the status of the federal income taxes policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Purchase Payments Received

Purchase payments received from contract owners by the Company are credited as accumulation units, and are reported as Contract Transactions on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Net Transfers

Net transfers include transfers between Investment Divisions of the Series Account as well as transfers between other investment options of the Company, not included in the Series Account.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for disclosure of significant transfers in and out of the fair value hierarchy Levels 1 and 2, and the reasons for these transfers. In addition, ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Series Account adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and will adopt the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Series Account’s financial position or the results of its operations.

2.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2010 were as follows:

	00000000000000	00000000000000
Investment Division	Purchases	Sales

Alger Balanced Portfolio	$28,117	$141,612
Alger Large Cap Growth Portfolio	2,695,399	4,965,443
Alger Mid Cap Growth Portfolio	1,257,701	2,404,281
AllianceBernstein VPS Growth & Income Portfolio	0	1,663,960
AllianceBernstein VPS Growth Portfolio	6,721	572,027
AllianceBernstein VPS International Growth Portfolio	4,841,981	7,518,035
AllianceBernstein VPS International Value Portfolio	964,517	4,734,784
AllianceBernstein VPS Real Estate Investment Portfolio	4,872,434	4,399,524
AllianceBernstein VPS Small/Midcap Value Portfolio	5,545,786	5,293,466
American Century VP Balanced Fund	1,275,590	1,290,932
American Century VP Income & Growth Fund	388,582	1,341,344

	00000000000000	00000000000000
American Century VP International Fund	187,517	1,595,178
American Century VP Mid Cap Value Fund	1,196,913	366,773
American Century VP Value Fund	4,217,526	2,279,698
Columbia VIT Marsico 21st Century Fund	1,616,070	586,151
Columbia VIT Small Cap Value Fund	1,063,929	358,828
Delaware VIP Small Cap Value Series	2,749,913	3,675,554
Delaware VIP Smid Cap Growth Series	3,202,123	1,104,732
Dreyfus IP Midcap Stock Portfolio	18,753	586,782
Dreyfus VIF Appreciation Portfolio	3,757,420	1,011,971
Dreyfus VIF Growth & Income Portfolio	344,598	538,249
Dreyfus VIF Opportunistic Small Cap Portfolio	489,698	636,528
DWS Blue Chip VIP Portfolio	1,460,697	1,027,706
DWS Capital Growth VIP Portfolio	2,505,356	2,130,949
DWS Dreman Small Mid Cap Value VIP Portfolio	2,068,146	1,539,454
DWS Growth & Income VIP Portfolio	7,237	167,659
DWS Health Care VIP Portfolio	1,652,145	1,875,667
DWS Large Cap Value VIP Portfolio	4,341,277	2,160,333
DWS Small Cap Growth VIP Portfolio	50,611	210,507
DWS Small Cap Index VIP Portfolio	2,737,758	3,313,666
DWS Strategic Value VIP Portfolio	59,222	864,238
Federated Capital Appreciation Fund II	65,848	704,391
Federated Capital Income Fund II	40,696	76,155
Federated Fund for U.S. Government Securities II	7,420,220	13,529,756
Federated International Equity Fund II	1,901	599,159
Franklin Small Cap Value Securities Fund	1,751,254	1,124,913
Franklin Templeton Foreign Securities Portfolio	1,343,346	58,940
Invesco V.I. Core Equity Fund	47,612	474,993
Invesco V.I. High Yield Fund	391,437	1,148,625
Invesco V.I. International Growth Fund	5,312,359	3,129,767
Invesco V.I. Mid Cap Core Equity Fund	1,319,012	269,615
Invesco V.I. Small Cap Equity Fund	648,623	185,818
Invesco V.I. Technology Fund	20,046	271,509
Invesco Van Kampen VI Comstock Fund	1,236,062	1,101,333
Invesco Van Kampen VI Growth & Income Fund	3,294,565	4,947,214
Janus Aspen Balanced Portfolio Institutional Shares	260,362	1,077,787
Janus Aspen Balanced Portfolio Service Shares	12,065,611	5,202,115
Janus Aspen Flexible Bond Portfolio Institutional Shares	1,716,684	4,955,203
Janus Aspen Flexible Bond Portfolio Service Shares	11,943,202	7,100,262
Janus Aspen Growth & Income Portfolio Institutional Shares	40,930	8,677,760
Janus Aspen Growth & Income Portfolio Service Shares	453,535	8,721,882
Janus Aspen Janus Portfolio	81,880	1,016,434
Janus Aspen Overseas Portfolio Institutional Shares	106,130	2,467,694
Janus Aspen Overseas Portfolio Service Shares	3,452,296	4,406,481
Janus Aspen Worldwide Portfolio	52,061	1,649,646
JPMorgan Insurance Trust Small Cap Core Portfolio	207	87,083
Lazard Retirement Emerging Markets Equity Series Portfolio	12,712,256	5,075,674
LVIP Baron Growth Opportunities Fund	2,179,131	3,562,029
MFS International Value Fund	6,189,351	766,485
MFS Utilities Fund	1,593,040	2,728,443
Neuberger Berman AMT Regency Portfolio	968	89,802
NVIT Mid Cap Index Fund	1,611,903	2,268,676
Oppenheimer Global Securities Fund/VA	3,481,269	5,920,468
Oppenheimer International Growth Fund/VA	1,983,099	3,197,139

	00000000000000	00000000000000
Pimco VIT High Yield Portfolio	18,793,353	18,366,014
Pimco VIT Low Duration Portfolio	24,274,340	17,300,214
Pimco VIT Total Return Portfolio	42,493,931	27,328,690
Pioneer Emerging Markets VCT Portfolio	700,011	2,981,691
Pioneer Fund VCT Portfolio	565,517	937,396
Pioneer Growth Opportunities VCT Portfolio	965,305	1,742,789
Pioneer Mid Cap Value VCT Portfolio	520,061	682,596
Prudential Series Fund Equity Portfolio	1,278,412	152,561
Prudential Series Fund Natural Resources Portfolio	5,494,186	2,224,054
Putnam VT American Government Income IB Portfolio	1,972,880	877,021
Putnam VT Equity Income IB Portfolio	852,535	9,144
Royce Small-Cap Portfolio	3,893,332	772,256
Schwab Markettrack Growth Portfolio II	4,558,788	3,900,124
Schwab Money Market Portfolio	82,492,330	91,735,047
Schwab S&P 500 Index Portfolio	16,219,002	23,171,999
Seligman Communications & Information Portfolio	3,100,292	3,622,248
Sentinel Variable Products Bond Fund	3,072,064	1,444,806
Sentinel Variable Products Common Stock Fund	2,422,221	168,046
Sentinel Variable Products Small Company Fund	689,578	121,687
Third Avenue Value Portfolio	314,565	1,905,363
Touchstone Mid Cap Growth Fund	1,593,930	412,503
Universal Institutional Fund U.S. Real Estate Portfolio	2,602,083	2,600,224
Van Eck VIP Global Bond Fund	6,053,927	1,828,510
Van Eck VIP Global Hard Assets Fund	5,680,414	2,858,006
Wells Fargo Advantage VT Discovery Fund	1,311,552	861,516
Wells Fargo Advantage VT Opportunity Fund	1,383,635	1,514,334
Wells Fargo Advantage VT Small Cap Value Fund	42,810	390,614

3.	EXPENSES AND RELATED PARTY TRANSACTIONS

Contract Maintenance Charges

The Company deducts from each participant account in the Schwab Select Annuity contract, a $25 annual maintenance charge on accounts under $50,000 as of each contract's anniversary date. This charge is recorded as Contract maintenance charges on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Transfer Fees

The Company charges $10 in the Schwab Select Annuity contract for each transfer between Investment Divisions in excess of 12 transfers in any calendar year. This charge is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Premium Taxes

The Company deducts from each contribution in both the Schwab Select Annuity contract and Schwab OneSource Annuity contract any applicable state premium tax or retaliatory tax, which currently range from 0% to 3.5%. This charge is netted with Purchase payments received on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Assumption of Mortality and Expense Risks

The Company deducts an amount, computed and accrued daily, from the unit value of each Investment Division of the Schwab Select Annuity contract, equal to an annual rate of 0.85%, and an amount, computed and accrued daily, from the unit value of each Investment Division of the Schwab OneSource Annuity contract, equal to an annual rate of 0.65% to 0.85%, depending on the benefit option chosen. These charges compensate the Company for its assumption of certain mortality, death benefit, and expense risks. The charges are recorded as Mortality and expense risk in the Statement of Operations of the applicable Investment Divisions.

If the above charges prove insufficient to cover actual costs and assumed risks, the loss will be borne by the Company; conversely, if the amounts deducted prove more than sufficient, the excess will be a profit to the Company.

4.	FINANCIAL HIGHLIGHTS

The financial highlights for the Series Account are presented by contract by Investment Division. For each Investment Division available to Schwab Select Annuity contracts, the accumulation units outstanding, net assets, investment income ratio, expense ratio (excluding expenses of the underlying funds), total return and accumulation unit fair values for each year or period ended December 31 are included on the following pages. The unit values in the Financial Highlights are calculated based on the net assets and accumulation units outstanding as of December 31 of each year presented and may differ from the unit value reflected on the Statement of Assets and Liabilities due to rounding. For each Investment Division available to Schwab OneSource Annuity contracts, the accumulation units outstanding, net assets, investment income ratio, and the range of the lowest to highest expense ratio (excluding expenses of the underlying funds), total return and accumulation unit fair values for each year or period ended December 31 are included on the following pages. In certain instances the lowest unit fair value and total return exceed the highest due to the impact of contracts which were not in force for the full year.

The Expense Ratios represent the annualized contract expenses of the respective Investment Divisions of the Series Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. Investment Divisions with a date notation indicate the effective date that the investment option was available in the Series Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period and are not annualized for periods less than one year. As the total returns for the Investment Divisions of the Schwab OneSource Annuity contract are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying mutual fund divided by average net assets during the period. It is not annualized for periods less than one year. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Division invests.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31			For the year or period ended December 31
Schwab Select Annuity:	Units (000s)	Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

INVESTMENT DIVISIONS

ALGER LARGE CAP GROWTH PORTFOLIO
2010	595	$20.68	$12,357	0.75%	0.85%	12.43%
2009	691	$18.39	$12,760	0.66%	0.85%	46.30%
2008	759	$12.57	$9,580	0.23%	0.85%	(46.62)%
2007	881	$23.55	$20,797	0.33%	0.85%	18.94%
2006	882	$19.80	$17,453	0.13%	0.85%	4.27%
ALGER MID CAP GROWTH PORTFOLIO
2010	178	$15.73	$2,792	0.00%	0.85%	18.37%
2009	221	$13.29	$2,939	0.00%	0.85%	50.51%
2008	223	$8.83	$1,968	0.17%	0.85%	(58.46)%
2007	314	$21.40	$6,717	0.00%	0.85%	30.49%
2006	180	$16.40	$2,954	0.00%	0.85%	9.19%
ALLIANCEBERNSTEIN VPS GROWTH & INCOME PORTFOLIO (Effective date 05/01/2006)
2010	60	$9.18	$551	0.00%	0.85%	12.08%
2009	66	$8.19	$544	4.10%	0.85%	19.74%
2008	85	$6.84	$580	2.15%	0.85%	(41.09)%
2007	114	$11.61	$1,319	1.70%	0.85%	4.22%
2006	41	$11.14	$457	0.90%	0.85%	11.40%
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO (Effective date 05/01/2006)
2010	59	$9.55	$561	0.27%	0.85%	14.07%
2009	60	$8.37	$504	0.00%	0.85%	32.02%
2008	72	$6.34	$458	0.00%	0.85%	(42.93)%
2007	81	$11.11	$899	0.00%	0.85%	12.11%
2006	62	$9.91	$612	0.00%	0.85%	(0.90)%
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO
2010	350	$14.13	$4,977	2.06%	0.85%	11.92%
2009	412	$12.63	$5,224	4.62%	0.85%	38.49%
2008	539	$9.12	$4,922	0.00%	0.85%	(49.31)%
2007	630	$17.99	$11,324	1.84%	0.85%	17.12%
2006	573	$15.36	$8,804	0.94%	0.85%	26.11%
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (Effective date 05/01/2006)
2010	309	$7.61	$2,353	2.88%	0.85%	3.73%
2009	472	$7.34	$3,464	1.45%	0.85%	33.70%
2008	570	$5.49	$3,129	1.18%	0.85%	(53.63)%
2007	643	$11.84	$7,607	1.19%	0.85%	4.96%
2006	550	$11.28	$6,201	0.59%	0.85%	12.80%

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31			For the year or period ended December 31
Schwab Select Annuity:	Units (000s)	Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

INVESTMENT DIVISIONS

ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO (Effective date 05/01/2006)
2010	160	$12.02	$1,929	0.61%	0.85%	25.82%
2009	173	$9.55	$1,650	1.01%	0.85%	41.69%
2008	135	$6.74	$913	0.59%	0.85%	(36.17)%
2007	114	$10.56	$1,199	1.30%	0.85%	0.86%
2006	47	$10.47	$496	0.00%	0.85%	4.70%
AMERICAN CENTURY VP BALANCED FUND
2010	160	$13.99	$2,237	1.89%	0.85%	10.71%
2009	161	$12.64	$2,035	5.01%	0.85%	14.49%
2008	152	$11.04	$1,682	2.60%	0.85%	(20.97)%
2007	167	$13.97	$2,327	2.08%	0.85%	4.02%
2006	207	$13.43	$2,773	1.90%	0.85%	8.74%
AMERICAN CENTURY VP INTERNATIONAL FUND
2010	178	$20.21	$3,685	2.39%	0.85%	12.31%
2009	218	$17.99	$4,005	2.16%	0.85%	32.57%
2008	273	$13.57	$3,792	0.86%	0.85%	(45.28)%
2007	370	$24.80	$9,178	0.70%	0.85%	17.04%
2006	452	$21.19	$9,572	1.85%	0.85%	23.99%
AMERICAN CENTURY VP MID CAP VALUE FUND (Effective date 05/01/2009)
2010	16	$15.45	$243	2.30%	0.85%	17.99%
2009	8	$13.09	$105	1.33%	0.85%	30.90%
AMERICAN CENTURY VP VALUE FUND
2010	298	$14.71	$4,395	2.23%	0.85%	12.44%
2009	323	$13.08	$4,239	5.91%	0.85%	18.80%
2008	395	$11.01	$4,352	2.56%	0.85%	(27.37)%
2007	548	$15.16	$8,314	1.59%	0.85%	(5.96)%
2006	594	$16.12	$9,578	1.38%	0.85%	17.66%
COLUMBIA VIT MARSICO 21ST CENTURY FUND (Effective date 05/01/2009)
2010	7	$15.45	$107	0.00%	0.85%	16.15%
2009	12	$13.30	$158	0.00%	0.85%	33.00%
COLUMBIA VIT SMALL CAP VALUE FUND (Effective date 05/01/2009)
2010	31	$15.84	$495	0.57%	0.85%	25.39%
2009	2	$12.63	$26	0.38%	0.85%	26.30%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31			For the year or period ended December 31
Schwab Select Annuity:	Units (000s)	Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

INVESTMENT DIVISIONS

DELAWARE VIP SMALL CAP VALUE SERIES
2010	190	$20.57	$3,936	0.64%	0.85%	31.15%
2009	200	$15.68	$3,144	0.97%	0.85%	30.67%
2008	217	$12.00	$2,606	0.82%	0.85%	(30.48)%
2007	279	$17.26	$4,808	0.52%	0.85%	(7.40)%
2006	371	$18.64	$6,923	0.26%	0.85%	15.20%
DELAWARE VIP SMID CAP GROWTH SERIES (Effective date 05/01/2006)
2010	145	$12.58	$1,842	0.00%	0.85%	35.16%
2009	56	$9.31	$522	0.00%	0.85%	44.12%
2008	13	$6.46	$86	0.00%	0.85%	(41.00)%
2007	25	$10.95	$272	0.00%	0.85%	11.96%
2006	2	$9.78	$21	0.00%	0.85%	(2.20)%
DREYFUS IP MIDCAP STOCK PORTFOLIO
2010	34	$15.47	$521	1.08%	0.85%	26.03%
2009	48	$12.28	$583	1.65%	0.85%	34.35%
2008	70	$9.14	$636	0.91%	0.85%	(40.88)%
2007	75	$15.46	$1,167	0.43%	0.85%	0.59%
2006	97	$15.37	$1,497	0.40%	0.85%	6.88%
DREYFUS VIF APPRECIATION PORTFOLIO
2010	427	$11.55	$5,071	2.13%	0.85%	14.30%
2009	403	$10.10	$4,164	2.70%	0.85%	21.39%
2008	501	$8.32	$4,271	2.05%	0.85%	(30.08)%
2007	625	$11.90	$7,591	1.58%	0.85%	6.16%
2006	749	$11.21	$8,388	1.59%	0.85%	15.57%
DREYFUS VIF GROWTH & INCOME PORTFOLIO
2010	124	$10.51	$1,303	1.17%	0.85%	17.63%
2009	157	$8.93	$1,402	1.32%	0.85%	27.57%
2008	187	$7.00	$1,311	0.65%	0.85%	(40.88)%
2007	213	$11.84	$2,527	0.74%	0.85%	7.54%
2006	284	$11.01	$3,129	0.76%	0.85%	13.51%
DREYFUS VIF OPPORTUNISTIC SMALL CAP PORTFOLIO
2010	4	$12.61	$47	0.80%	0.85%	30.00%
2009	5	$9.70	$48	1.67%	0.85%	25.00%
2008	6	$7.76	$45	0.96%	0.85%	(38.12)%
2007	11	$12.54	$140	0.79%	0.85%	(11.81)%
2006	16	$14.22	$226	0.48%	0.85%	2.89%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31			For the year or period ended December 31
Schwab Select Annuity:	Units (000s)	Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

INVESTMENT DIVISIONS

DWS BLUE CHIP VIP PORTFOLIO (Effective date 05/01/2006)
2010	170	$10.11	$1,717	1.55%	0.85%	12.85%
2009	171	$8.96	$1,530	1.85%	0.85%	32.94%
2008	103	$6.74	$692	1.79%	0.85%	(39.06)%
2007	102	$11.06	$1,133	0.98%	0.85%	2.60%
2006	66	$10.78	$710	0.00%	0.85%	7.80%
DWS CAPITAL GROWTH VIP PORTFOLIO
2010	225	$10.73	$2,440	0.87%	0.85%	15.77%
2009	258	$9.27	$2,410	1.41%	0.85%	25.78%
2008	295	$7.37	$2,205	1.05%	0.85%	(33.54)%
2007	228	$11.09	$2,573	0.63%	0.85%	11.68%
2006	253	$9.93	$2,509	0.58%	0.85%	7.58%
DWS DREMAN SMALL MID CAP VALUE VIP PORTFOLIO (Effective date 05/01/2006)
2010	150	$11.22	$1,708	1.29%	0.85%	22.06%
2009	146	$9.19	$1,345	1.91%	0.85%	28.53%
2008	160	$7.15	$1,151	1.66%	0.85%	(33.98)%
2007	124	$10.83	$1,341	1.15%	0.85%	2.27%
2006	173	$10.59	$1,829	0.00%	0.85%	5.90%
DWS GROWTH & INCOME VIP PORTFOLIO
2010	45	$9.19	$421	1.71%	0.85%	13.38%
2009	65	$8.11	$535	2.28%	0.85%	33.17%
2008	70	$6.09	$429	1.98%	0.85%	(38.86)%
2007	74	$9.96	$735	1.20%	0.85%	0.50%
2006	103	$9.91	$1,017	1.02%	0.85%	12.61%
DWS HEALTH CARE VIP PORTFOLIO (Effective date 05/01/2006)
2010	75	$11.88	$916	0.00%	0.85%	7.25%
2009	108	$11.08	$1,205	1.39%	0.85%	21.23%
2008	104	$9.14	$949	0.27%	0.85%	(23.90)%
2007	95	$12.01	$1,138	0.00%	0.85%	12.24%
2006	55	$10.70	$591	0.00%	0.85%	7.00%
DWS LARGE CAP VALUE VIP PORTFOLIO
2010	97	$11.57	$1,125	1.93%	0.85%	9.83%
2009	98	$10.53	$1,036	2.46%	0.85%	24.32%
2008	146	$8.47	$1,235	1.87%	0.85%	(36.98)%
2007	64	$13.44	$857	1.75%	0.85%	12.19%
2006	36	$11.98	$433	1.07%	0.85%	14.42%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31			For the year or period ended December 31
Schwab Select Annuity:	Units (000s)	Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

INVESTMENT DIVISIONS

DWS SMALL CAP INDEX VIP PORTFOLIO
2010	368	$18.05	$6,675	0.92%	0.85%	25.32%
2009	389	$14.40	$5,626	1.81%	0.85%	25.44%
2008	456	$11.48	$5,237	1.64%	0.85%	(34.66)%
2007	523	$17.57	$9,193	0.90%	0.85%	(2.71)%
2006	655	$18.06	$11,839	0.68%	0.85%	16.44%
DWS STRATEGIC VALUE VIP PORTFOLIO
2010	122	$9.18	$1,117	2.01%	0.85%	11.62%
2009	172	$8.22	$1,417	5.06%	0.85%	24.17%
2008	270	$6.62	$1,786	3.30%	0.85%	(46.44)%
2007	355	$12.36	$4,386	1.47%	0.85%	(2.68)%
2006	393	$12.70	$4,996	1.56%	0.85%	17.70%
FEDERATED CAPITAL APPRECIATION FUND II
2010	195	$16.03	$3,152	2.09%	0.85%	12.08%
2009	242	$14.30	$3,479	2.78%	0.85%	13.76%
2008	374	$12.57	$4,729	1.93%	0.85%	(34.36)%
2007	459	$19.15	$8,839	1.52%	0.85%	(10.43)%
2006	595	$21.38	$12,721	1.59%	0.85%	15.82%
FEDERATED CAPITAL INCOME FUND II
2010	45	$14.98	$681	6.04%	0.85%	11.10%
2009	51	$13.48	$681	6.27%	0.85%	27.17%
2008	55	$10.60	$583	5.72%	0.85%	(21.07)%
2007	61	$13.43	$815	4.98%	0.85%	3.15%
2006	85	$13.02	$1,105	6.13%	0.85%	14.71%
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
2010	1,324	$18.37	$24,387	4.51%	0.85%	4.30%
2009	1,554	$17.61	$27,428	5.14%	0.85%	4.32%
2008	1,772	$16.88	$29,978	4.92%	0.85%	3.37%
2007	1,881	$16.33	$30,802	4.40%	0.85%	5.42%
2006	2,127	$15.49	$32,952	4.30%	0.85%	3.20%
FRANKLIN SMALL CAP VALUE SECURITIES FUND (Effective date 05/01/2006)
2010	103	$10.66	$1,100	0.77%	0.85%	27.10%
2009	94	$8.39	$790	1.64%	0.85%	28.09%
2008	54	$6.55	$355	1.14%	0.85%	(33.57)%
2007	52	$9.86	$515	0.62%	0.85%	(3.24)%
2006	47	$10.19	$475	0.10%	0.85%	1.90%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31			For the year or period ended December 31
Schwab Select Annuity:	Units (000s)	Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

INVESTMENT DIVISIONS

FRANKLIN TEMPLETON FOREIGN SECURITIES PORTFOLIO (Effective date 04/30/2010)
2010	17	$10.80	$184	0.34%	0.85%	8.00%
INVESCO V.I. CORE EQUITY FUND
2010	255	$19.83	$5,053	0.97%	0.85%	8.65%
2009	278	$18.25	$5,082	1.73%	0.85%	27.18%
2008	340	$14.35	$4,877	2.08%	0.85%	(30.71)%
2007	396	$20.71	$8,202	1.03%	0.85%	7.19%
2006	491	$19.32	$9,483	1.66%	0.85%	15.34%
INVESCO V.I. HIGH YIELD FUND
2010	172	$18.27	$3,133	9.74%	0.85%	12.64%
2009	207	$16.22	$3,357	8.14%	0.85%	51.45%
2008	261	$10.71	$2,799	8.75%	0.85%	(26.29)%
2007	351	$14.53	$5,105	6.46%	0.85%	0.35%
2006	462	$14.48	$6,681	7.83%	0.85%	9.86%
INVESCO V.I. INTERNATIONAL GROWTH FUND (Effective date 05/01/2006)
2010	197	$11.20	$2,220	2.47%	0.85%	11.92%
2009	195	$10.01	$1,947	1.88%	0.85%	34.18%
2008	149	$7.46	$1,110	0.44%	0.85%	(40.89)%
2007	230	$12.62	$2,909	0.50%	0.85%	13.69%
2006	114	$11.10	$1,269	1.77%	0.85%	11.00%
INVESCO V.I. MID CAP CORE EQUITY FUND (Effective date 05/01/2009)
2010	16	$14.12	$225	0.66%	0.85%	13.12%
2009	11	$12.48	$135	1.95%	0.85%	24.80%
INVESCO V.I. SMALL CAP EQUITY FUND (Effective date 05/01/2009)
2010	22	$15.55	$344	0.00%	0.85%	27.49%
2009	6	$12.20	$73	0.13%	0.85%	22.00%
INVESCO V.I. TECHNOLOGY FUND
2010	674	$2.90	$1,959	0.00%	0.85%	20.35%
2009	750	$2.41	$1,811	0.00%	0.85%	56.49%
2008	966	$1.54	$1,498	0.00%	0.85%	(45.20)%
2007	1,575	$2.81	$4,429	0.00%	0.85%	6.84%
2006	1,902	$2.63	$4,997	0.00%	0.85%	9.58%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31			For the year or period ended December 31
Schwab Select Annuity:	Units (000s)	Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

INVESTMENT DIVISIONS

INVESCO VAN KAMPEN VI COMSTOCK FUND
2010	82	$11.13	$911	0.13%	0.85%	15.01%
2009	77	$9.68	$743	4.61%	0.85%	27.70%
2008	56	$7.58	$427	2.69%	0.85%	(36.20)%
2007	75	$11.88	$892	1.84%	0.85%	(2.86)%
2006	92	$12.23	$1,128	1.30%	0.85%	15.27%
INVESCO VAN KAMPEN VI GROWTH & INCOME FUND
2010	159	$12.00	$1,909	0.10%	0.85%	11.59%
2009	190	$10.75	$2,052	4.02%	0.85%	23.28%
2008	185	$8.72	$1,621	2.45%	0.85%	(32.61)%
2007	190	$12.94	$2,462	1.39%	0.85%	1.89%
2006	171	$12.70	$2,165	0.75%	0.85%	15.25%
JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES
2010	143	$16.56	$2,426	2.78%	0.85%	7.45%
2009	167	$15.41	$2,569	2.91%	0.85%	24.78%
2008	226	$12.35	$2,791	2.64%	0.85%	(16.55)%
2007	290	$14.80	$4,289	2.41%	0.85%	9.63%
2006	330	$13.50	$4,460	2.37%	0.85%	9.76%
JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES (Effective date 05/01/2007)
2010	455	$11.58	$5,263	2.66%	0.85%	7.23%
2009	436	$10.80	$4,713	2.83%	0.85%	24.57%
2008	318	$8.67	$2,754	2.78%	0.85%	(16.79)%
2007	140	$10.42	$1,457	2.34%	0.85%	4.20%
JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES
2010	716	$18.71	$13,471	6.13%	0.85%	7.08%
2009	836	$17.47	$14,655	4.36%	0.85%	12.28%
2008	997	$15.56	$15,582	4.22%	0.85%	5.06%
2007	1,239	$14.81	$18,413	4.62%	0.85%	6.16%
2006	1,492	$13.95	$20,817	4.69%	0.85%	3.33%
JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES (Effective date 05/01/2007)
2010	581	$13.07	$7,586	5.56%	0.85%	6.85%
2009	522	$12.23	$6,391	4.33%	0.85%	12.00%
2008	311	$10.92	$3,395	3.97%	0.85%	4.80%
2007	245	$10.42	$2,551	4.38%	0.85%	4.20%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31			For the year or period ended December 31
Schwab Select Annuity:	Units (000s)	Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

INVESTMENT DIVISIONS

JANUS ASPEN JANUS PORTFOLIO
2010	437	$17.88	$7,851	1.09%	0.85%	13.55%
2009	497	$15.75	$7,849	0.54%	0.85%	35.19%
2008	581	$11.65	$6,790	0.74%	0.85%	(40.23)%
2007	664	$19.49	$12,976	0.70%	0.85%	14.11%
2006	813	$17.08	$13,884	0.46%	0.85%	10.48%
JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES
2010	504	$32.16	$16,251	0.69%	0.85%	24.25%
2009	586	$25.88	$15,202	0.56%	0.85%	77.99%
2008	699	$14.54	$10,186	2.81%	0.85%	(52.51)%
2007	941	$30.62	$28,860	0.63%	0.85%	27.27%
2006	1,181	$24.06	$28,409	1.83%	0.85%	45.73%
JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES (Effective date 05/01/2007)
2010	571	$12.41	$7,085	0.51%	0.85%	23.95%
2009	660	$10.01	$6,609	0.46%	0.85%	77.48%
2008	343	$5.64	$1,935	2.90%	0.85%	(52.61)%
2007	491	$11.90	$5,841	0.26%	0.85%	19.00%
JANUS ASPEN WORLDWIDE PORTFOLIO
2010	446	$18.36	$8,248	0.61%	0.85%	14.85%
2009	522	$15.99	$8,403	1.40%	0.85%	36.55%
2008	599	$11.71	$7,070	1.19%	0.85%	(45.13)%
2007	677	$21.34	$14,544	0.74%	0.85%	8.71%
2006	795	$19.63	$15,616	1.69%	0.85%	17.19%
LAZARD RETIREMENT EMERGING MARKETS EQUITY SERIES PORTFOLIO (Effective date 05/01/2009)
2010	226	$17.81	$4,018	1.49%	0.85%	21.65%
2009	149	$14.64	$2,188	4.36%	0.85%	46.40%
LVIP BARON GROWTH OPPORTUNITIES FUND
2010	426	$20.90	$8,953	0.00%	0.85%	25.29%
2009	461	$16.68	$7,717	0.00%	0.85%	37.17%
2008	555	$12.16	$6,785	0.00%	0.85%	(39.65)%
2007	679	$20.15	$13,749	0.00%	0.85%	2.54%
2006	939	$19.65	$18,447	0.00%	0.85%	14.51%
MFS INTERNATIONAL VALUE FUND
2010	93	$14.14	$1,313	0.98%	0.85%	7.89%
2009	28	$13.11	$365	0.00%	0.85%	31.10%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31			For the year or period ended December 31
Schwab Select Annuity:	Units (000s)	Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

INVESTMENT DIVISIONS

MFS UTILITIES FUND (Effective date 05/01/2008)
2010	117	$9.36	$1,097	2.83%	0.85%	12.51%
2009	297	$8.32	$2,468	1.92%	0.85%	31.85%
2008	31	$6.31	$195	0.00%	0.85%	(36.90)%
NEUBERGER BERMAN AMT REGENCY PORTFOLIO (Effective date 05/01/2006)
2010	8	$10.12	$85	0.32%	0.85%	24.87%
2009	9	$8.10	$73	0.62%	0.85%	44.90%
2008	34	$5.59	$189	0.59%	0.85%	(46.40)%
2007	23	$10.43	$237	0.33%	0.85%	2.15%
2006	15	$10.21	$153	0.08%	0.85%	2.10%
NVIT MID CAP INDEX FUND
2010	132	$18.83	$2,514	1.00%	0.85%	24.80%
2009	133	$15.09	$2,017	0.73%	0.85%	35.34%
2008	160	$11.15	$1,780	1.06%	0.85%	(37.15)%
2007	200	$17.74	$3,544	1.20%	0.85%	6.48%
2006	274	$16.66	$4,569	0.96%	0.85%	8.82%
OPPENHEIMER GLOBAL SECURITIES FUND/VA
2010	478	$20.14	$9,701	1.44%	0.85%	14.97%
2009	514	$17.52	$9,061	2.30%	0.85%	38.61%
2008	596	$12.64	$7,598	1.63%	0.85%	(40.69)%
2007	750	$21.31	$16,096	1.38%	0.85%	5.39%
2006	862	$20.22	$17,423	1.06%	0.85%	16.68%
PIMCO VIT HIGH YIELD PORTFOLIO
2010	483	$16.14	$7,814	7.24%	0.85%	13.48%
2009	577	$14.22	$8,222	8.67%	0.85%	39.00%
2008	349	$10.23	$3,576	7.70%	0.85%	(24.11)%
2007	451	$13.48	$6,084	6.99%	0.85%	2.67%
2006	640	$13.13	$8,410	6.83%	0.85%	8.07%
PIMCO VIT LOW DURATION PORTFOLIO
2010	1,368	$12.80	$17,653	1.63%	0.85%	4.41%
2009	1,272	$12.26	$15,741	3.54%	0.85%	12.37%
2008	1,186	$10.91	$13,061	4.08%	0.85%	(1.27)%
2007	1,428	$11.05	$15,891	4.77%	0.85%	6.45%
2006	1,574	$10.38	$16,335	4.16%	0.85%	3.08%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31			For the year or period ended December 31
Schwab Select Annuity:	Units (000s)	Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

INVESTMENT DIVISIONS

PIMCO VIT TOTAL RETURN PORTFOLIO
2010	2,103	$14.07	$29,633	2.41%	0.85%	7.18%
2009	2,209	$13.13	$29,048	5.17%	0.85%	13.09%
2008	1,691	$11.61	$19,691	4.46%	0.85%	3.94%
2007	1,373	$11.17	$15,341	4.82%	0.85%	7.82%
2006	1,069	$10.36	$11,075	4.44%	0.85%	2.98%
PIONEER FUND VCT PORTFOLIO
2010	164	$14.45	$2,364	1.37%	0.85%	15.06%
2009	190	$12.56	$2,386	1.78%	0.85%	24.11%
2008	234	$10.12	$2,370	5.96%	0.85%	(34.79)%
2007	280	$15.52	$4,351	1.20%	0.85%	4.09%
2006	340	$14.91	$5,065	1.36%	0.85%	15.67%
PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO
2010	249	$15.41	$3,851	0.00%	0.85%	19.20%
2009	310	$12.93	$4,009	0.00%	0.85%	43.35%
2008	299	$9.02	$2,701	0.00%	0.85%	(36.03)%
2007	352	$14.10	$4,972	0.00%	0.85%	(4.67)%
2006	482	$14.79	$7,146	0.00%	0.85%	4.67%
PIONEER MID CAP VALUE VCT PORTFOLIO (Effective date 05/01/2006)
2010	61	$10.58	$643	0.91%	0.85%	16.85%
2009	68	$9.05	$614	1.42%	0.85%	24.14%
2008	34	$7.29	$251	0.89%	0.85%	(34.32)%
2007	24	$11.10	$269	0.98%	0.85%	4.42%
2006	2	$10.63	$21	0.00%	0.85%	6.30%
PRUDENTIAL SERIES FUND EQUITY PORTFOLIO
2010	40	$11.61	$468	0.17%	0.85%	10.51%
2009	32	$10.51	$333	0.85%	0.85%	36.49%
2008	40	$7.70	$308	0.82%	0.85%	(38.94)%
2007	88	$12.61	$1,106	0.57%	0.85%	7.96%
2006	93	$11.68	$1,084	0.48%	0.85%	11.24%
PUTNAM VT AMERICAN GOVERNMENT INCOME IB PORTFOLIO (Effective date 04/30/2010)
2010	40	$10.23	$411	0.00%	0.85%	2.30%
PUTNAM VT EQUITY INCOME IB PORTFOLIO (Effective date 04/30/2010)
2010	8	$10.61	$81	0.00%	0.85%	6.10%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31			For the year or period ended December 31
Schwab Select Annuity:	Units (000s)	Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

INVESTMENT DIVISIONS

ROYCE SMALL-CAP PORTFOLIO (Effective date 05/01/2009)
2010	85	$15.62	$1,322	0.17%	0.85%	19.27%
2009	24	$13.10	$318	0.00%	0.85%	31.00%
SCHWAB MARKETTRACK GROWTH PORTFOLIO II
2010	475	$20.11	$9,585	2.46%	0.85%	12.67%
2009	491	$17.85	$8,790	2.79%	0.85%	22.93%
2008	562	$14.52	$8,156	2.32%	0.85%	(31.89)%
2007	674	$21.32	$14,375	2.28%	0.85%	4.72%
2006	768	$20.36	$15,638	1.33%	0.85%	14.06%
SCHWAB MONEY MARKET PORTFOLIO
2010	3,213	$13.47	$43,313	0.01%	0.85%	(0.82)%
2009	3,521	$13.58	$47,858	0.12%	0.85%	(0.73)%
2008	5,003	$13.68	$68,637	2.11%	0.85%	1.26%
2007	4,866	$13.51	$65,967	4.62%	0.85%	3.84%
2006	4,680	$13.01	$60,970	4.51%	0.85%	3.67%
SCHWAB S&P 500 INDEX PORTFOLIO
2010	2,692	$19.56	$52,929	2.02%	0.85%	13.72%
2009	2,900	$17.20	$50,105	2.57%	0.85%	25.09%
2008	3,334	$13.75	$46,082	1.98%	0.85%	(37.10)%
2007	3,628	$21.86	$79,551	1.44%	0.85%	4.49%
2006	4,215	$20.92	$88,285	1.52%	0.85%	14.57%
SELIGMAN COMMUNICATIONS & INFORMATION PORTFOLIO (Effective date 05/01/2008)
2010	118	$12.07	$1,427	0.00%	0.85%	13.78%
2009	149	$10.61	$1,580	0.00%	0.85%	58.12%
2008	31	$6.71	$210	0.00%	0.85%	(32.90)%
SENTINEL VARIABLE PRODUCTS BOND FUND (Effective date 05/01/2009)
2010	61	$11.26	$688	5.43%	0.85%	6.46%
2009	7	$10.58	$77	8.41%	0.85%	5.80%
SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND (Effective date 05/01/2009)
2010	6	$14.49	$94	1.46%	0.85%	14.80%
2009	6	$12.62	$71	5.07%	0.85%	26.20%
SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND (Effective date 05/01/2009)
2010	8	$15.48	$117	0.14%	0.85%	22.74%
2009	2	$12.61	$29	1.14%	0.85%	26.10%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31			For the year or period ended December 31
Schwab Select Annuity:	Units (000s)	Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

INVESTMENT DIVISIONS

THIRD AVENUE VALUE PORTFOLIO (Effective date 05/01/2006)
2010	183	$8.86	$1,625	3.84%	0.85%	13.06%
2009	222	$7.84	$1,741	0.00%	0.85%	44.12%
2008	283	$5.44	$1,539	0.85%	0.85%	(44.09)%
2007	363	$9.73	$3,531	2.29%	0.85%	(5.63)%
2006	301	$10.31	$3,104	1.11%	0.85%	3.10%
TOUCHSTONE MID CAP GROWTH FUND (Effective date 05/01/2009)
2010	25	$15.83	$388	0.34%	0.85%	20.60%
2009	4	$13.13	$51	0.20%	0.85%	31.30%
UNIVERSAL INSTITUTIONAL FUND U.S. REAL ESTATE PORTFOLIO
2010	299	$29.33	$8,761	2.20%	0.85%	28.86%
2009	308	$22.76	$7,002	3.28%	0.85%	27.29%
2008	339	$17.88	$6,068	3.44%	0.85%	(38.43)%
2007	401	$29.04	$11,659	1.06%	0.85%	(17.78)%
2006	670	$35.32	$23,695	1.05%	0.85%	36.90%
VAN ECK VIP GLOBAL BOND FUND (Effective date 05/01/2009)
2010	131	$11.47	$1,499	2.20%	0.85%	5.34%
2009	47	$10.89	$507	0.00%	0.85%	8.90%
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (Effective date 05/01/2006)
2010	126	$11.75	$1,509	0.76%	0.85%	22.69%
2009	118	$9.58	$1,142	0.00%	0.85%	46.48%
2008	91	$6.54	$593	2.13%	0.85%	(40.60)%
2007	53	$11.01	$584	0.63%	0.85%	5.76%
2006	45	$10.41	$466	0.00%	0.85%	4.10%
WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND
2010	198	$15.30	$3,057	1.48%	0.85%	16.27%
2009	223	$13.16	$2,963	1.22%	0.85%	58.75%
2008	283	$8.29	$2,378	0.00%	0.85%	(44.99)%
2007	362	$15.07	$5,544	0.02%	0.85%	(1.50)%
2006	487	$15.30	$7,450	0.00%	0.85%	14.69%

(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31					For the year or period ended December 31
Schwab OneSource Annuity:	Units (000s)	Unit Fair Value lowest to highest			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return lowest to highest

INVESTMENT DIVISIONS

ALGER BALANCED PORTFOLIO
2010	88	$12.93	to	$12.40	$1,125	2.53%	0.65%	to	0.85%	9.39%	to	9.64%
2009	101	$11.82	to	$11.31	$1,161	3.26%	0.65%	to	0.85%	28.20%	to	28.38%
2008	136	$9.22	to	$8.81	$1,214	2.64%	0.65%	to	0.85%	(32.36)%	to	(32.23)%
2007	167	$13.63	to	$13.00	$2,185	2.18%	0.65%	to	0.85%	11.36%	to	11.68%
2006	201	$12.24	to	$11.64	$2,346	1.58%	0.65%	to	0.85%	3.90%	to	4.02%
ALGER LARGE CAP GROWTH PORTFOLIO
2010	752	$14.45	to	$10.21	$8,254	0.79%	0.65%	to	0.85%	12.45%	to	12.69%
2009	773	$12.85	to	$9.06	$7,777	0.63%	0.65%	to	0.85%	46.36%	to	46.60%
2008	947	$8.78	to	$6.18	$6,282	0.23%	0.65%	to	0.85%	(46.63)%	to	(46.49)%
2007	1,021	$16.45	to	$11.55	$12,798	0.29%	0.65%	to	0.85%	18.94%	to	19.20%
2006	541	$13.83	to	$9.69	$5,619	0.13%	0.65%	to	0.85%	4.22%	to	4.42%
ALGER MID CAP GROWTH PORTFOLIO
2010	346	$15.34	to	$15.58	$5,402	0.00%	0.65%	to	0.85%	18.36%	to	18.66%
2009	388	$12.96	to	$13.13	$5,085	0.00%	0.65%	to	0.85%	50.35%	to	50.75%
2008	386	$8.62	to	$8.71	$3,375	0.17%	0.65%	to	0.85%	(58.70)%	to	(58.64)%
2007	447	$20.87	to	$21.06	$9,415	0.00%	0.65%	to	0.85%	30.44%	to	30.73%
2006	289	$16.00	to	$16.11	$4,643	0.00%	0.65%	to	0.85%	9.22%	to	9.44%
ALLIANCEBERNSTEIN VPS GROWTH & INCOME PORTFOLIO
2010	538	$12.35	to	$10.70	$6,223	0.00%	0.65%	to	0.85%	12.17%	to	12.39%
2009	696	$11.01	to	$9.52	$7,062	4.01%	0.65%	to	0.85%	19.80%	to	20.05%
2008	1,061	$9.19	to	$7.93	$9,098	2.12%	0.65%	to	0.85%	(41.09)%	to	(41.00)%
2007	1,111	$15.60	to	$13.44	$15,825	1.43%	0.65%	to	0.85%	4.21%	to	4.43%
2006	1,062	$14.97	to	$12.87	$14,450	1.49%	0.65%	to	0.85%	16.32%	to	16.58%
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO
2010	167	$13.67	to	$9.96	$1,790	0.30%	0.65%	to	0.85%	14.11%	to	14.35%
2009	224	$11.98	to	$8.71	$2,107	0.00%	0.65%	to	0.85%	32.08%	to	32.37%
2008	290	$9.07	to	$6.58	$2,082	0.00%	0.65%	to	0.85%	(42.96)%	to	(42.83)%
2007	367	$15.90	to	$11.51	$4,572	0.00%	0.65%	to	0.85%	12.05%	to	12.29%
2006	314	$14.19	to	$10.25	$3,442	0.00%	0.65%	to	0.85%	(1.94)%	to	(1.73)%
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO
2010	1,275	$14.13	to	$14.29	$18,187	2.08%	0.65%	to	0.85%	11.97%	to	12.17%
2009	1,461	$12.62	to	$12.74	$18,579	4.61%	0.65%	to	0.85%	38.38%	to	38.63%
2008	1,730	$9.12	to	$9.19	$15,891	0.00%	0.65%	to	0.85%	(49.31)%	to	(49.17)%
2007	1,800	$17.99	to	$18.08	$32,534	1.84%	0.65%	to	0.85%	17.12%	to	17.33%
2006	1,354	$15.36	to	$15.41	$20,840	0.96%	0.65%	to	0.85%	26.00%	to	26.21%
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (Effective date 05/01/2006)
2010	905	$7.61	to	$7.68	$6,961	2.89%	0.65%	to	0.85%	3.68%	to	3.92%
2009	1,316	$7.34	to	$7.39	$9,729	1.36%	0.65%	to	0.85%	33.70%	to	33.88%
2008	1,602	$5.49	to	$5.52	$8,835	1.16%	0.65%	to	0.85%	(53.63)%	to	(53.50)%
2007	1,644	$11.84	to	$11.87	$19,502	1.14%	0.65%	to	0.85%	4.96%	to	5.14%
2006	930	$11.28	to	$11.29	$10,496	0.27%	0.65%	to	0.85%	12.80%	to	12.90%

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31					For the year or period ended December 31
Schwab OneSource Annuity:	Units (000s)	Unit Fair Value lowest to highest			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return lowest to highest

INVESTMENT DIVISIONS

ALLIANCEBERNSTEIN VPS REAL ESTATE INVESTMENT PORTFOLIO
2010	530	$21.13	to	$27.44	$14,012	1.34%	0.65%	to	0.85%	25.33%	to	25.53%
2009	511	$16.86	to	$21.86	$10,824	2.86%	0.65%	to	0.85%	28.31%	to	28.66%
2008	514	$13.14	to	$16.99	$8,520	1.76%	0.65%	to	0.85%	(36.21)%	to	(36.13)%
2007	557	$20.60	to	$26.60	$14,252	1.34%	0.65%	to	0.85%	(15.26)%	to	(15.07)%
2006	732	$24.31	to	$31.32	$22,045	1.94%	0.65%	to	0.85%	34.09%	to	34.36%
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO (Effective date 05/01/2006)
2010	315	$12.02	to	$12.13	$3,819	0.53%	0.65%	to	0.85%	25.86%	to	26.09%
2009	303	$9.55	to	$9.62	$2,915	1.10%	0.65%	to	0.85%	41.69%	to	41.89%
2008	250	$6.74	to	$6.78	$1,689	0.63%	0.65%	to	0.85%	(36.17)%	to	(35.98)%
2007	239	$10.56	to	$10.59	$2,528	1.09%	0.65%	to	0.85%	0.86%	to	1.05%
2006	161	$10.47	to	$10.48	$1,685	0.06%	0.65%	to	0.85%	4.70%	to	4.80%
AMERICAN CENTURY VP BALANCED FUND
2010	318	$13.77	to	$13.97	$4,430	1.90%	0.65%	to	0.85%	10.69%	to	10.87%
2009	326	$12.44	to	$12.60	$4,094	5.24%	0.65%	to	0.85%	14.55%	to	14.75%
2008	372	$10.86	to	$10.98	$4,074	2.56%	0.65%	to	0.85%	(21.02)%	to	(20.84)%
2007	397	$13.75	to	$13.87	$5,497	1.71%	0.65%	to	0.85%	4.09%	to	4.21%
2006	244	$13.21	to	$13.31	$3,236	2.02%	0.65%	to	0.85%	8.63%	to	8.92%
AMERICAN CENTURY VP INCOME & GROWTH FUND
2010	336	$13.07	to	$11.23	$3,913	1.50%	0.65%	to	0.85%	13.16%	to	13.43%
2009	426	$11.55	to	$9.90	$4,421	4.73%	0.65%	to	0.85%	17.14%	to	17.30%
2008	449	$9.86	to	$8.44	$3,962	2.01%	0.65%	to	0.85%	(35.17)%	to	(35.03)%
2007	516	$15.21	to	$12.99	$7,019	1.83%	0.65%	to	0.85%	(0.91)%	to	(0.69)%
2006	589	$15.35	to	$13.08	$8,103	1.92%	0.65%	to	0.85%	16.11%	to	16.27%
AMERICAN CENTURY VP INTERNATIONAL FUND
2010	234	$17.55	to	$12.43	$3,076	2.49%	0.65%	to	0.85%	12.36%	to	12.59%
2009	301	$15.62	to	$11.04	$3,523	2.10%	0.65%	to	0.85%	32.60%	to	32.85%
2008	361	$11.78	to	$8.31	$3,198	0.85%	0.65%	to	0.85%	(45.29)%	to	(45.18)%
2007	463	$21.53	to	$15.16	$7,478	0.70%	0.65%	to	0.85%	17.07%	to	17.34%
2006	575	$18.39	to	$12.92	$7,896	1.74%	0.65%	to	0.85%	23.92%	to	24.23%
AMERICAN CENTURY VP MID CAP VALUE FUND (Effective date 05/01/2009)
2010	94	$15.45	to	$15.50	$1,452	2.35%	0.65%	to	0.85%	18.03%	to	18.23%
2009	42	$13.09	to	$13.11	$548	1.26%	0.65%	to	0.85%	30.90%	to	31.10%
AMERICAN CENTURY VP VALUE FUND
2010	918	$14.59	to	$14.81	$13,598	2.30%	0.65%	to	0.85%	12.49%	to	12.71%
2009	768	$12.97	to	$13.14	$10,116	5.80%	0.65%	to	0.85%	18.88%	to	19.13%
2008	835	$10.91	to	$11.03	$9,249	2.43%	0.65%	to	0.85%	(27.41)%	to	(27.29)%
2007	922	$15.03	to	$15.17	$14,043	1.50%	0.65%	to	0.85%	(5.94)%	to	(5.72)%
2006	820	$15.98	to	$16.09	$13,163	1.23%	0.65%	to	0.85%	17.67%	to	17.88%
COLUMBIA VIT MARSICO 21ST CENTURY FUND (Effective date 05/01/2009)
2010	104	$15.45	to	$15.50	$1,617	0.00%	0.65%	to	0.85%	16.17%	to	16.37%
2009	26	$13.30	to	$13.32	$344	0.00%	0.65%	to	0.85%	33.00%	to	33.20%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31					For the year or period ended December 31
Schwab OneSource Annuity:	Units (000s)	Unit Fair Value lowest to highest			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return lowest to highest

INVESTMENT DIVISIONS

COLUMBIA VIT SMALL CAP VALUE FUND (Effective date 05/01/2009)
2010	51	$15.84	to	$15.89	$807	1.00%	0.65%	to	0.85%	25.42%	to	25.61%
2009	31	$12.63	to	$12.65	$393	0.47%	0.65%	to	0.85%	26.30%	to	26.50%
DELAWARE VIP SMALL CAP VALUE SERIES
2010	697	$20.12	to	$23.84	$16,073	0.66%	0.65%	to	0.85%	31.16%	to	31.42%
2009	750	$15.34	to	$18.14	$13,108	0.97%	0.65%	to	0.85%	30.78%	to	30.97%
2008	834	$11.73	to	$13.85	$11,112	0.77%	0.65%	to	0.85%	(30.51)%	to	(30.33)%
2007	969	$16.88	to	$19.88	$18,578	0.51%	0.65%	to	0.85%	(7.41)%	to	(7.23)%
2006	1,133	$18.23	to	$21.43	$23,449	0.24%	0.65%	to	0.85%	15.23%	to	15.40%
DELAWARE VIP SMID CAP GROWTH SERIES
2010	157	$16.29	to	$16.47	$2,570	0.00%	0.65%	to	0.85%	35.19%	to	35.44%
2009	86	$12.05	to	$12.16	$1,048	0.00%	0.65%	to	0.85%	44.14%	to	44.42%
2008	40	$8.36	to	$8.42	$338	0.00%	0.65%	to	0.85%	(41.04)%	to	(40.91)%
2007	42	$14.18	to	$14.25	$603	0.00%	0.65%	to	0.85%	12.01%	to	12.20%
2006	31	$12.66	to	$12.70	$389	0.00%	0.65%	to	0.85%	5.50%	to	5.66%
DREYFUS IP MIDCAP STOCK PORTFOLIO
2010	73	$15.37	to	$15.61	$1,135	1.11%	0.65%	to	0.85%	25.98%	to	26.29%
2009	102	$12.20	to	$12.36	$1,254	1.67%	0.65%	to	0.85%	34.36%	to	34.64%
2008	133	$9.08	to	$9.18	$1,214	0.91%	0.65%	to	0.85%	(40.92)%	to	(40.81)%
2007	135	$15.37	to	$15.51	$2,096	0.41%	0.65%	to	0.85%	0.65%	to	0.85%
2006	134	$15.27	to	$15.38	$2,049	0.37%	0.65%	to	0.85%	6.86%	to	7.03%
DREYFUS VIF APPRECIATION PORTFOLIO
2010	395	$12.63	to	$12.80	$5,031	1.75%	0.65%	to	0.85%	14.40%	to	14.59%
2009	197	$11.04	to	$11.17	$2,192	2.37%	0.65%	to	0.85%	21.45%	to	21.81%
2008	180	$9.09	to	$9.17	$1,650	1.84%	0.65%	to	0.85%	(30.13)%	to	(30.05)%
2007	124	$13.01	to	$13.11	$1,621	1.36%	0.65%	to	0.85%	6.20%	to	6.50%
2006	88	$12.25	to	$12.31	$1,081	0.53%	0.65%	to	0.85%	15.46%	to	15.70%
DREYFUS VIF GROWTH & INCOME PORTFOLIO
2010	98	$13.25	to	$10.44	$1,088	1.27%	0.65%	to	0.85%	17.57%	to	17.83%
2009	93	$11.27	to	$8.86	$847	1.32%	0.65%	to	0.85%	27.78%	to	27.85%
2008	105	$8.82	to	$6.93	$750	0.65%	0.65%	to	0.85%	(40.96)%	to	(40.77)%
2007	121	$14.94	to	$11.70	$1,455	0.74%	0.65%	to	0.85%	7.56%	to	7.73%
2006	155	$13.89	to	$10.86	$1,740	0.77%	0.65%	to	0.85%	13.57%	to	13.84%
DREYFUS VIF OPPORTUNISTIC SMALL CAP PORTFOLIO
2010	57	$12.50	to	$11.03	$635	0.73%	0.65%	to	0.85%	30.07%	to	30.22%
2009	73	$9.61	to	$8.47	$622	1.73%	0.65%	to	0.85%	24.97%	to	25.30%
2008	85	$7.69	to	$6.76	$579	0.96%	0.65%	to	0.85%	(38.13)%	to	(37.98)%
2007	100	$12.43	to	$10.90	$1,096	0.77%	0.65%	to	0.85%	(11.78)%	to	(11.67)%
2006	127	$14.09	to	$12.34	$1,574	0.43%	0.65%	to	0.85%	2.85%	to	3.09%
DWS BLUE CHIP VIP PORTFOLIO
2010	375	$12.05	to	$12.18	$4,576	1.48%	0.65%	to	0.85%	12.83%	to	12.99%
2009	345	$10.68	to	$10.78	$3,728	1.90%	0.65%	to	0.85%	32.84%	to	33.09%
2008	420	$8.04	to	$8.10	$3,406	1.92%	0.65%	to	0.85%	(39.00)%	to	(38.87)%
2007	549	$13.18	to	$13.25	$7,281	0.94%	0.65%	to	0.85%	2.65%	to	2.79%
2006	280	$12.84	to	$12.89	$3,604	0.28%	0.65%	to	0.85%	14.64%	to	14.88%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31					For the year or period ended December 31
Schwab OneSource Annuity:	Units (000s)	Unit Fair Value lowest to highest			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return lowest to highest

INVESTMENT DIVISIONS

DWS CAPITAL GROWTH VIP PORTFOLIO
2010	558	$14.95	to	$10.58	$6,541	0.91%	0.65%	to	0.85%	15.71%	to	16.01%
2009	511	$12.92	to	$9.12	$5,051	1.24%	0.65%	to	0.85%	25.80%	to	25.97%
2008	432	$10.27	to	$7.24	$3,449	0.93%	0.65%	to	0.85%	(33.53)%	to	(33.39)%
2007	267	$15.45	to	$10.87	$3,182	0.58%	0.65%	to	0.85%	11.63%	to	11.83%
2006	215	$13.84	to	$9.72	$2,261	0.54%	0.65%	to	0.85%	7.62%	to	7.88%
DWS DREMAN SMALL MID CAP VALUE VIP PORTFOLIO
(Effective date 05/01/2006)
2010	513	$11.22	to	$11.32	$5,787	1.25%	0.65%	to	0.85%	22.09%	to	22.25%
2009	472	$9.19	to	$9.26	$4,360	1.72%	0.65%	to	0.85%	28.53%	to	28.79%
2008	411	$7.15	to	$7.19	$2,951	1.56%	0.65%	to	0.85%	(33.98)%	to	(33.79)%
2007	294	$10.83	to	$10.86	$3,190	0.80%	0.65%	to	0.85%	2.27%	to	2.36%
2006	181	$10.59	to	$10.61	$1,925	0.00%	0.65%	to	0.85%	5.90%	to	6.10%
DWS HEALTH CARE VIP PORTFOLIO
(Effective date 05/01/2006)
2010	207	$11.88	to	$11.99	$2,499	0.00%	0.65%	to	0.85%	7.22%	to	7.44%
2009	217	$11.08	to	$11.16	$2,440	1.34%	0.65%	to	0.85%	21.23%	to	21.44%
2008	278	$9.14	to	$9.19	$2,548	0.28%	0.65%	to	0.85%	(23.90)%	to	(23.73)%
2007	228	$12.01	to	$12.05	$2,747	0.00%	0.65%	to	0.85%	12.24%	to	12.51%
2006	94	$10.70	to	$10.71	$1,009	0.00%	0.65%	to	0.85%	7.00%	to	7.10%
DWS LARGE CAP VALUE VIP PORTFOLIO
2010	724	$11.57	to	$11.70	$8,438	1.94%	0.65%	to	0.85%	9.88%	to	10.07%
2009	535	$10.53	to	$10.63	$5,666	2.08%	0.65%	to	0.85%	24.32%	to	24.47%
2008	505	$8.47	to	$8.54	$4,295	1.37%	0.65%	to	0.85%	(36.98)%	to	(36.79)%
2007	253	$13.44	to	$13.51	$3,407	1.50%	0.65%	to	0.85%	12.19%	to	12.40%
2006	121	$11.98	to	$12.02	$1,457	1.62%	0.65%	to	0.85%	14.42%	to	14.69%
DWS SMALL CAP GROWTH VIP PORTFOLIO
2010	65	$13.12	to	$8.74	$638	0.00%	0.65%	to	0.85%	28.38%	to	28.72%
2009	81	$10.22	to	$6.79	$652	0.00%	0.65%	to	0.85%	39.43%	to	39.71%
2008	95	$7.33	to	$4.86	$533	0.00%	0.65%	to	0.85%	(49.97)%	to	(49.85)%
2007	112	$14.65	to	$9.69	$1,248	0.00%	0.65%	to	0.85%	5.32%	to	5.44%
2006	145	$13.91	to	$9.19	$1,493	0.00%	0.65%	to	0.85%	4.43%	to	4.67%
DWS SMALL CAP INDEX VIP PORTFOLIO
2010	434	$17.41	to	$16.54	$7,259	0.93%	0.65%	to	0.85%	25.25%	to	25.59%
2009	453	$13.90	to	$13.17	$6,030	1.77%	0.65%	to	0.85%	25.56%	to	25.79%
2008	535	$11.07	to	$10.47	$5,679	1.60%	0.65%	to	0.85%	(34.69)%	to	(34.56)%
2007	492	$16.95	to	$16.00	$7,965	0.84%	0.65%	to	0.85%	(2.75)%	to	(2.56)%
2006	441	$17.43	to	$16.42	$7,299	0.66%	0.65%	to	0.85%	16.51%	to	16.79%
DWS STRATEGIC VALUE VIP PORTFOLIO
2010	174	$9.18	to	$9.28	$1,609	2.00%	0.65%	to	0.85%	11.68%	to	11.81%
2009	221	$8.22	to	$8.30	$1,833	5.31%	0.65%	to	0.85%	24.17%	to	24.44%
2008	538	$6.62	to	$6.67	$3,585	3.16%	0.65%	to	0.85%	(46.44)%	to	(46.34)%
2007	617	$12.36	to	$12.43	$7,661	1.33%	0.65%	to	0.85%	(2.68)%	to	(2.43)%
2006	706	$12.70	to	$12.74	$8,987	1.02%	0.65%	to	0.85%	17.70%	to	17.96%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31					For the year or period ended December 31
Schwab OneSource Annuity:	Units (000s)	Unit Fair Value lowest to highest			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return lowest to highest

INVESTMENT DIVISIONS

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
2010	1,902	$12.63	to	$14.02	$26,227	4.57%	0.65%	to	0.85%	4.29%	to	4.47%
2009	2,194	$12.11	to	$13.42	$28,953	4.98%	0.65%	to	0.85%	4.31%	to	4.52%
2008	2,400	$11.61	to	$12.84	$30,142	4.38%	0.65%	to	0.85%	3.38%	to	3.63%
2007	1,677	$11.23	to	$12.39	$20,544	4.23%	0.65%	to	0.85%	5.45%	to	5.63%
2006	1,603	$10.65	to	$11.73	$18,539	4.32%	0.65%	to	0.85%	3.20%	to	3.44%
FRANKLIN SMALL CAP VALUE SECURITIES FUND (Effective date 05/01/2006)
2010	239	$10.66	to	$10.76	$2,561	0.78%	0.65%	to	0.85%	27.06%	to	27.34%
2009	181	$8.39	to	$8.45	$1,530	1.77%	0.65%	to	0.85%	28.09%	to	28.42%
2008	91	$6.55	to	$6.58	$598	1.13%	0.65%	to	0.85%	(33.57)%	to	(33.47)%
2007	62	$9.86	to	$9.89	$612	0.64%	0.65%	to	0.85%	(3.24)%	to	(3.04)%
2006	28	$10.19	to	$10.20	$285	0.23%	0.65%	to	0.85%	1.90%	to	2.00%
FRANKLIN TEMPLETON FOREIGN SECURITIES PORTFOLIO (Effective date 04/30/2010)
2010	108	$10.80	to	$10.82	$1,180	0.10%	0.65%	to	0.85%	8.00%	to	8.20%
INVESCO V.I. HIGH YIELD FUND
2010	26	$17.05	to	$16.03	$447	7.12%	0.65%	to	0.85%	12.62%	to	12.89%
2009	57	$15.14	to	$14.20	$855	8.25%	0.65%	to	0.85%	51.40%	to	51.71%
2008	73	$10.00	to	$9.36	$712	9.68%	0.65%	to	0.85%	(26.31)%	to	(26.12)%
2007	81	$13.57	to	$12.67	$1,073	6.54%	0.65%	to	0.85%	0.44%	to	0.56%
2006	103	$13.51	to	$12.60	$1,325	7.45%	0.65%	to	0.85%	9.75%	to	10.04%
INVESCO V.I. INTERNATIONAL GROWTH FUND (Effective date 05/01/2006)
2010	761	$11.20	to	$11.30	$8,580	2.38%	0.65%	to	0.85%	11.89%	to	12.10%
2009	574	$10.01	to	$10.08	$5,779	2.13%	0.65%	to	0.85%	34.18%	to	34.40%
2008	398	$7.46	to	$7.50	$2,986	0.46%	0.65%	to	0.85%	(40.89)%	to	(40.81)%
2007	573	$12.62	to	$12.67	$7,250	0.76%	0.65%	to	0.85%	13.69%	to	14.04%
2006	164	$11.10	to	$11.11	$1,824	2.23%	0.65%	to	0.85%	11.00%	to	11.10%
INVESCO V.I. MID CAP CORE EQUITY FUND (Effective date 05/01/2009)
2010	96	$14.12	to	$14.17	$1,357	0.74%	0.65%	to	0.85%	13.14%	to	13.36%
2009	19	$12.48	to	$12.50	$238	2.02%	0.65%	to	0.85%	24.80%	to	25.00%
INVESCO V.I. SMALL CAP EQUITY FUND (Effective date 05/01/2009)
2010	31	$15.55	to	$15.60	$491	0.00%	0.65%	to	0.85%	27.46%	to	27.76%
2009	17	$12.20	to	$12.21	$204	0.26%	0.65%	to	0.85%	22.00%	to	22.10%
INVESCO V.I. TECHNOLOGY FUND
2010	49	$15.38	to	$7.06	$376	0.00%	0.65%	to	0.85%	20.34%	to	20.48%
2009	57	$12.78	to	$5.86	$365	0.00%	0.65%	to	0.85%	56.04%	to	56.27%
2008	76	$8.19	to	$3.75	$315	0.00%	0.65%	to	0.85%	(45.00)%	to	(44.85)%
2007	90	$14.89	to	$6.80	$679	0.00%	0.65%	to	0.85%	6.81%	to	7.09%
2006	116	$13.94	to	$6.35	$809	0.00%	0.65%	to	0.85%	9.59%	to	9.67%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31						For the year or period ended December 31
Schwab OneSource Annuity:	Units (000s)	Unit Fair Value lowest to highest			Net Assets (000s)		Investment Income Ratio	Expense Ratio lowest to highest			Total Return lowest to highest

INVESTMENT DIVISIONS

INVESCO VAN KAMPEN VI COMSTOCK FUND
2010	168	$11.13	to	$11.26	$	1,887	0.12%	0.65%	to	0.85%	14.98%	to	15.25%
2009	162	$9.68	to	$9.77	$	1,577	4.79%	0.65%	to	0.85%	27.70%	to	28.05%
2008	165	$7.58	to	$7.63	$	1,258	2.39%	0.65%	to	0.85%	(36.20)%	to	(36.15)%
2007	160	$11.88	to	$11.95	$	1,903	1.96%	0.65%	to	0.85%	(2.86)%	to	(2.61)%
2006	148	$12.23	to	$12.27	$	1,814	0.95%	0.65%	to	0.85%	15.27%	to	15.54%
INVESCO VAN KAMPEN VI GROWTH & INCOME FUND
2010	672	$11.99	to	$12.13	$	8,130	0.10%	0.65%	to	0.85%	11.53%	to	11.80%
2009	790	$10.75	to	$10.85	$	8,544	4.11%	0.65%	to	0.85%	23.28%	to	23.58%
2008	699	$8.72	to	$8.78	$	6,126	2.08%	0.65%	to	0.85%	(32.61)%	to	(32.51)%
2007	521	$12.94	to	$13.01	$	6,765	1.32%	0.65%	to	0.85%	1.97%	to	2.12%
2006	385	$12.69	to	$12.74	$	4,894	0.51%	0.65%	to	0.85%	15.26%	to	15.50%
JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES
2010	427	$16.30	to	$16.55	$	7,042	2.81%	0.65%	to	0.85%	7.45%	to	7.68%
2009	472	$15.17	to	$15.37	$	7,224	2.99%	0.65%	to	0.85%	24.86%	to	25.06%
2008	536	$12.15	to	$12.29	$	6,568	2.57%	0.65%	to	0.85%	(16.55)%	to	(16.39)%
2007	730	$14.56	to	$14.70	$	10,701	2.57%	0.65%	to	0.85%	9.56%	to	9.87%
2006	683	$13.29	to	$13.38	$	9,120	2.55%	0.65%	to	0.85%	9.74%	to	9.94%
JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES (Effective date 05/01/2007)
2010	2,309	$11.58	to	$11.66	$	26,875	2.68%	0.65%	to	0.85%	7.22%	to	7.37%
2009	1,762	$10.80	to	$10.86	$	19,106	2.89%	0.65%	to	0.85%	24.57%	to	24.83%
2008	1,357	$8.67	to	$8.70	$	11,798	2.81%	0.65%	to	0.85%	(16.79)%	to	(16.59)%
2007	628	$10.42	to	$10.43	$	6,549	2.62%	0.65%	to	0.85%	4.20%	to	4.30%
JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES
2010	670	$14.25	to	$17.69	$	11,914	5.96%	0.65%	to	0.85%	7.06%	to	7.28%
2009	832	$13.31	to	$16.49	$	13,496	4.35%	0.65%	to	0.85%	12.32%	to	12.48%
2008	1,007	$11.85	to	$14.66	$	14,482	4.20%	0.65%	to	0.85%	5.15%	to	5.32%
2007	1,372	$11.27	to	$13.92	$	18,229	4.72%	0.65%	to	0.85%	6.12%	to	6.34%
2006	1,519	$10.62	to	$13.09	$	19,011	4.91%	0.65%	to	0.85%	3.31%	to	3.56%
JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES (Effective date 05/01/2007)
2010	1,980	$13.07	to	$13.16	$	26,158	5.79%	0.65%	to	0.85%	6.87%	to	6.99%
2009	1,800	$12.23	to	$12.30	$	22,205	4.33%	0.65%	to	0.85%	12.00%	to	12.23%
2008	1,071	$10.92	to	$10.96	$	11,781	4.37%	0.65%	to	0.85%	4.80%	to	5.08%
2007	589	$10.42	to	$10.43	$	6,193	4.64%	0.65%	to	0.85%	4.20%	to	4.30%
JANUS ASPEN WORLDWIDE PORTFOLIO
2010	55	$13.67	to	$9.36	$	548	0.53%	0.65%	to	0.85%	14.87%	to	15.13%
2009	86	$11.90	to	$8.13	$	791	1.42%	0.65%	to	0.85%	36.47%	to	36.87%
2008	91	$8.72	to	$5.94	$	613	1.19%	0.65%	to	0.85%	(45.12)%	to	(45.05)%
2007	103	$15.89	to	$10.81	$	1,249	0.72%	0.65%	to	0.85%	8.76%	to	8.86%
2006	152	$14.61	to	$9.93	$	1,650	1.72%	0.65%	to	0.85%	17.16%	to	17.51%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31					For the year or period ended December 31
Schwab OneSource Annuity:	Units (000s)	Unit Fair Value lowest to highest			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return lowest to highest

INVESTMENT DIVISIONS

JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO
2010	64	$17.45	to	$14.88	$977	0.00%	0.65%	to	0.85%	26.08%	to	26.32%
2009	70	$13.84	to	$11.78	$847	0.79%	0.65%	to	0.85%	21.51%	to	21.82%
2008	83	$11.39	to	$9.67	$822	0.19%	0.65%	to	0.85%	(32.56)%	to	(32.47)%
2007	124	$16.89	to	$14.32	$1,823	0.01%	0.65%	to	0.85%	(6.43)%	to	(6.28)%
2006	171	$18.05	to	$15.28	$2,655	0.00%	0.65%	to	0.85%	14.02%	to	14.29%
LAZARD RETIREMENT EMERGING MARKETS EQUITY SERIES PORTFOLIO (Effective date 05/01/2009)
2010	582	$17.81	to	$17.87	$10,381	1.80%	0.65%	to	0.85%	21.65%	to	21.90%
2009	192	$14.64	to	$14.66	$2,814	5.33%	0.65%	to	0.85%	46.40%	to	46.60%
LVIP BARON GROWTH OPPORTUNITIES FUND
2010	511	$18.17	to	$18.44	$9,413	0.00%	0.65%	to	0.85%	25.31%	to	25.53%
2009	561	$14.50	to	$14.69	$8,219	0.00%	0.65%	to	0.85%	37.18%	to	37.42%
2008	575	$10.57	to	$10.69	$6,136	0.00%	0.65%	to	0.85%	(39.63)%	to	(39.50)%
2007	642	$17.51	to	$17.67	$11,306	0.00%	0.65%	to	0.85%	2.52%	to	2.73%
2006	558	$17.08	to	$17.20	$9,573	0.00%	0.65%	to	0.85%	14.55%	to	14.74%
MFS INTERNATIONAL VALUE FUND (Effective date 05/01/2009)
2010	444	$14.14	to	$14.18	$6,298	0.86%	0.65%	to	0.85%	7.86%	to	8.08%
2009	96	$13.11	to	$13.12	$1,256	0.00%	0.65%	to	0.85%	31.10%	to	31.20%
MFS UTILITIES FUND (Effective date 05/01/2008)
2010	189	$9.36	to	$9.41	$1,778	2.66%	0.65%	to	0.85%	12.50%	to	12.69%
2009	154	$8.32	to	$8.35	$1,284	3.64%	0.65%	to	0.85%	(16.80)%	to	(16.50)%
2008	54	$6.31	to	$6.32	$341	0.00%	0.65%	to	0.85%	(36.90)%	to	(36.80)%
NEUBERGER BERMAN AMT REGENCY PORTFOLIO (Effective date 05/01/2006)
2010	22	$10.12	to	$10.22	$227	0.31%	0.65%	to	0.85%	24.94%	to	25.25%
2009	31	$8.10	to	$8.16	$256	0.66%	0.65%	to	0.85%	44.90%	to	45.20%
2008	76	$5.59	to	$5.62	$425	1.15%	0.65%	to	0.85%	(46.40)%	to	(46.32)%
2007	64	$10.43	to	$10.47	$667	0.40%	0.65%	to	0.85%	2.15%	to	2.45%
2006	42	$10.21	to	$10.22	$429	0.43%	0.65%	to	0.85%	2.10%	to	2.20%
NVIT MID CAP INDEX FUND
2010	386	$18.58	to	$18.86	$7,275	0.99%	0.65%	to	0.85%	24.78%	to	25.07%
2009	430	$14.89	to	$15.08	$6,466	0.73%	0.65%	to	0.85%	35.36%	to	35.61%
2008	503	$11.00	to	$11.12	$5,583	1.10%	0.65%	to	0.85%	(37.14)%	to	(37.03)%
2007	512	$17.50	to	$17.66	$9,034	1.21%	0.65%	to	0.85%	6.45%	to	6.71%
2006	467	$16.44	to	$16.55	$7,713	0.98%	0.65%	to	0.85%	8.80%	to	9.03%
OPPENHEIMER GLOBAL SECURITIES FUND/VA
2010	1,029	$19.59	to	$16.45	$17,611	1.48%	0.65%	to	0.85%	14.96%	to	15.20%
2009	1,162	$17.04	to	$14.28	$17,317	2.21%	0.65%	to	0.85%	38.65%	to	38.91%
2008	1,297	$12.29	to	$10.28	$13,981	1.60%	0.65%	to	0.85%	(40.71)%	to	(40.58)%
2007	1,589	$20.73	to	$17.30	$28,844	1.26%	0.65%	to	0.85%	5.44%	to	5.62%
2006	1,499	$19.66	to	$16.38	$25,484	0.99%	0.65%	to	0.85%	16.68%	to	16.92%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31					For the year or period ended December 31
Schwab OneSource Annuity:	Units (000s)	Unit Fair Value lowest to highest			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return lowest to highest

INVESTMENT DIVISIONS

OPPENHEIMER INTERNATIONAL GROWTH FUND/VA
2010	573	$15.25	to	$15.43	$8,822	1.29%	0.65%	to	0.85%	13.81%	to	14.04%
2009	669	$13.40	to	$13.53	$9,053	1.38%	0.65%	to	0.85%	38.00%	to	38.34%
2008	618	$9.71	to	$9.78	$6,033	1.14%	0.65%	to	0.85%	(43.12)%	to	(43.01)%
2007	820	$17.07	to	$17.16	$14,056	0.80%	0.65%	to	0.85%	11.64%	to	11.86%
2006	542	$15.29	to	$15.34	$8,313	0.40%	0.65%	to	0.85%	29.69%	to	30.00%
PIMCO VIT HIGH YIELD PORTFOLIO
2010	1,260	$15.81	to	$20.03	$23,461	7.25%	0.65%	to	0.85%	13.50%	to	13.74%
2009	1,273	$13.93	to	$17.61	$21,027	8.70%	0.65%	to	0.85%	39.02%	to	39.32%
2008	1,171	$10.02	to	$12.64	$13,817	7.84%	0.65%	to	0.85%	(24.09)%	to	(23.99)%
2007	1,301	$13.20	to	$16.63	$20,373	7.00%	0.65%	to	0.85%	2.64%	to	2.91%
2006	1,062	$12.86	to	$16.16	$16,161	6.82%	0.65%	to	0.85%	8.16%	to	8.31%
PIMCO VIT LOW DURATION PORTFOLIO
2010	4,066	$12.75	to	$12.94	$52,772	1.62%	0.65%	to	0.85%	4.42%	to	4.61%
2009	3,675	$12.21	to	$12.37	$45,562	3.49%	0.65%	to	0.85%	12.33%	to	12.56%
2008	2,968	$10.87	to	$10.99	$32,729	4.08%	0.65%	to	0.85%	(1.18)%	to	(1.08)%
2007	2,813	$11.00	to	$11.11	$31,297	4.76%	0.65%	to	0.85%	6.38%	to	6.72%
2006	2,548	$10.34	to	$10.41	$26,461	4.19%	0.65%	to	0.85%	3.09%	to	3.27%
PIMCO VIT TOTAL RETURN PORTFOLIO
2010	7,860	$14.07	to	$14.23	$112,113	2.41%	0.65%	to	0.85%	7.16%	to	7.40%
2009	7,130	$13.13	to	$13.25	$94,556	5.20%	0.65%	to	0.85%	13.09%	to	13.34%
2008	6,123	$11.61	to	$11.69	$71,611	4.46%	0.65%	to	0.85%	3.94%	to	4.10%
2007	4,609	$11.17	to	$11.23	$51,766	4.82%	0.65%	to	0.85%	7.82%	to	8.08%
2006	3,350	$10.36	to	$10.39	$34,792	4.47%	0.65%	to	0.85%	2.98%	to	3.08%
PIONEER EMERGING MARKETS VCT PORTFOLIO (Effective date 05/01/2008)
2010	253	$8.74	to	$8.79	$2,217	0.28%	0.65%	to	S585%	14.55%	to	14.90%
2009	564	$7.63	to	$7.65	$4,313	0.87%	0.65%	to	0.85%	72.62%	to	72.69%
2008	155	$4.42	to	$4.43	$684	0.01%	0.65%	to	0.85%	(55.80)%	to	(55.70)%
PIONEER FUND VCT PORTFOLIO
2010	187	$13.93	to	$11.01	$2,123	1.38%	0.65%	to	0.85%	15.03%	to	15.29%
2009	191	$12.11	to	$9.55	$1,882	1.74%	0.65%	to	0.85%	24.21%	to	24.35%
2008	266	$9.75	to	$7.68	$2,101	1.94%	0.65%	to	0.85%	(34.83)%	to	(34.69)%
2007	197	$14.96	to	$11.76	$2,473	1.29%	0.65%	to	0.85%	4.11%	to	4.35%
2006	125	$14.37	to	$11.27	$1,488	1.43%	0.65%	to	0.85%	15.61%	to	15.83%
PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO (Effective date 05/01/2006)
2010	104	$10.14	to	$10.24	$1,059	0.00%	0.65%	to	0.85%	19.15%	to	19.49%
2009	95	$8.51	to	$8.57	$812	0.00%	0.65%	to	0.85%	43.51%	to	43.55%
2008	39	$5.93	to	$5.97	$235	0.00%	0.65%	to	0.85%	(36.10)%	to	(35.88)%
2007	36	$9.28	to	$9.31	$331	0.00%	0.65%	to	0.85%	(4.62)%	to	(4.51)%
2006	32	$9.73	to	$9.75	$308	0.00%	0.65%	to	0.85%	(2.70)%	to	(2.50)%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31						For the year or period ended December 31
Schwab OneSource Annuity:	Units (000s)	Unit Fair Value lowest to highest			Net Assets (000s)		Investment Income Ratio	Expense Ratio lowest to highest			Total Return lowest to highest

INVESTMENT DIVISIONS

PIONEER MID CAP VALUE VCT PORTFOLIO (Effective date 05/01/2006)
2010	158	$10.58	to	$10.68	$	1,703	0.84%	0.65%	to	0.85%	16.91%	to	17.11%
2009	166	$9.05	to	$9.12	$	1,530	1.24%	0.65%	to	0.85%	24.14%	to	24.42%
2008	129	$7.29	to	$7.33	$	947	0.97%	0.65%	to	0.85%	(34.32)%	to	(34.20)%
2007	113	$11.10	to	$11.14	$	1,253	0.78%	0.65%	to	0.85%	4.42%	to	4.70%
2006	17	$10.63	to	$10.64	$	176	0.00%	0.65%	to	0.85%	6.30%	to	6.40%
PRUDENTIAL SERIES FUND EQUITY PORTFOLIO (Effective date 05/01/2009)
2010	81	$14.59	to	$14.63	$	1,180	0.13%	0.65%	to	0.85%	10.61%	to	10.75%
2009	1	$13.19	to	$13.21	$	19	0.00%	0.65%	to	0.85%	31.90%	to	32.10%
PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO (Effective date 05/01/2009)
2010	289	$18.17	to	$18.23	$	5,264	0.05%	0.65%	to	0.85%	26.44%	to	26.69%
2009	86	$14.37	to	$14.39	$	1,239	0.07%	0.65%	to	0.85%	43.70%	to	43.90%
PUTNAM VT AMERICAN GOVERNMENT INCOME IB PORTFOLIO (Effective date 04/30/2010)
2010	67	$10.23	to	$10.25	$	683	0.00%	0.65%	to	0.85%	2.30%	to	2.50%
PUTNAM VT EQUITY INCOME IB PORTFOLIO (Effective date 04/30/2010)
2010	76	$10.61	to	$10.62	$	803	0.00%	0.65%	to	0.85%	6.10%	to	6.20%
ROYCE SMALL-CAP PORTFOLIO (Effective date 05/01/2009)
2010	244	$15.62	to	$15.67	$	3,819	0.16%	0.65%	to	0.85%	19.24%	to	19.53%
2009	83	$13.10	to	$13.11	$	1,085	0.00%	0.65%	to	0.85%	31.00%	to	31.10%
SCHWAB MARKETTRACK GROWTH PORTFOLIO II
2010	1,383	$14.80	to	$13.30	$	19,049	2.38%	0.65%	to	0.85%	12.72%	to	12.90%
2009	1,355	$13.13	to	$11.78	$	16,502	2.98%	0.65%	to	0.85%	22.94%	to	23.22%
2008	1,389	$10.68	to	$9.56	$	13,703	2.54%	0.65%	to	0.85%	(31.93)%	to	(31.81)%
2007	1,461	$15.69	to	$14.02	$	21,017	2.61%	0.65%	to	0.85%	4.74%	to	5.02%
2006	1,284	$14.98	to	$13.35	$	17,781	1.61%	0.65%	to	0.85%	14.00%	to	14.20%
SCHWAB MONEY MARKET PORTFOLIO
2010	7,426	$10.93	to	$11.35	$	83,971	0.01%	0.65%	to	0.85%	(0.82)%	to	(0.61)%
2009	7,958	$11.02	to	$11.42	$	90,474	0.12%	0.65%	to	0.85%	(0.72)%	to	(0.52)%
2008	13,814	$11.10	to	$11.48	$	158,169	2.04%	0.65%	to	0.85%	1.19%	to	1.41%
2007	10,419	$10.97	to	$11.32	$	117,373	4.59%	0.65%	to	0.85%	3.88%	to	4.04%
2006	6,805	$10.56	to	$10.88	$	73,495	4.56%	0.65%	to	0.85%	3.73%	to	3.92%
SCHWAB S&P 500 INDEX PORTFOLIO
2010	5,479	$13.76	to	$11.20	$	64,041	1.98%	0.65%	to	0.85%	13.72%	to	13.94%
2009	5,908	$12.10	to	$9.83	$	61,045	2.80%	0.65%	to	0.85%	25.13%	to	25.38%
2008	5,794	$9.67	to	$7.84	$	47,658	2.20%	0.65%	to	0.85%	(37.13)%	to	(36.98)%
2007	5,398	$15.38	to	$12.44	$	70,526	1.57%	0.65%	to	0.85%	4.48%	to	4.63%
2006	4,932	$14.72	to	$11.89	$	61,351	1.73%	0.65%	to	0.85%	14.64%	to	14.88%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31					For the year or period ended December 31
Schwab OneSource Annuity:	Units (000s)	Unit Fair Value lowest to highest			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return lowest to highest

INVESTMENT DIVISIONS

SELIGMAN COMMUNICATIONS & INFORMATION PORTFOLIO (Effective date 05/01/2006)
2010	236	$13.74	to	$13.87	$3,263	0.00%	0.65%	to	0.85%	13.84%	to	14.06%
2009	256	$12.07	to	$12.16	$3,102	0.00%	0.65%	to	0.85%	57.98%	to	58.33%
2008	113	$7.64	to	$7.68	$868	0.00%	0.65%	to	0.85%	(36.91)%	to	(36.79)%
2007	148	$12.11	to	$12.15	$1,799	0.00%	0.65%	to	0.85%	14.14%	to	14.41%
2006	72	$10.61	to	$10.62	$767	0.00%	0.65%	to	0.85%	6.10%	to	6.20%
SENTINEL VARIABLE PRODUCTS BOND FUND (Effective date 05/01/2009)
2010	145	$11.25	to	$11.29	$1,639	4.99%	0.65%	to	0.85%	6.33%	to	6.61%
2009	70	$10.58	to	$10.59	$746	9.85%	0.65%	to	0.85%	5.80%	to	5.90%
SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND (Effective date 05/01/2009)
2010	208	$14.49	to	$14.54	$3,026	2.41%	0.65%	to	0.85%	14.82%	to	15.03%
2009	43	$12.62	to	$12.64	$537	1.78%	0.65%	to	0.85%	26.20%	to	26.40%
SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND (Effective date 05/01/2009)
2010	47	$15.48	to	$15.53	$725	0.10%	0.65%	to	0.85%	22.66%	to	22.96%
2009	12	$12.62	to	$12.63	$155	0.83%	0.65%	to	0.85%	26.20%	to	26.30%
THIRD AVENUE VALUE PORTFOLIO (Effective date 05/01/2006)
2010	762	$8.86	to	$8.95	$6,804	3.77%	0.65%	to	0.85%	13.01%	to	13.43%
2009	958	$7.84	to	$7.89	$7,557	0.00%	0.65%	to	0.85%	44.12%	to	44.24%
2008	1,245	$5.44	to	$5.47	$6,798	0.90%	0.65%	to	0.85%	(44.09)%	to	(44.01)%
2007	1,109	$9.73	to	$9.77	$10,827	2.41%	0.65%	to	0.85%	(5.63)%	to	(5.42)%
2006	621	$10.31	to	$10.33	$6,411	1.11%	0.65%	to	0.85%	3.10%	to	3.30%
TOUCHSTONE MID CAP GROWTH FUND (Effective date 05/01/2009)
2010	112	$15.83	to	$15.88	$1,792	0.30%	0.65%	to	0.85%	20.56%	to	20.85%
2009	52	$13.13	to	$13.14	$679	0.69%	0.65%	to	0.85%	31.30%	to	31.40%
VAN ECK VIP GLOBAL BOND FUND (Effective date 05/01/2009)
2010	501	$11.47	to	$11.50	$5,839	2.31%	0.65%	to	0.85%	5.33%	to	5.50%
2009	218	$10.89	to	$10.90	$2,463	0.00%	0.65%	to	0.85%	8.90%	to	9.00%
VAN ECK VIP GLOBAL HARD ASSETS FUND (Effective date 05/01/2009)
2010	326	$17.22	to	$17.28	$5,622	0.23%	0.65%	to	0.85%	27.56%	to	27.91%
2009	145	$13.50	to	$13.51	$1,962	0.00%	0.65%	to	0.85%	35.00%	to	35.10%
WELLS FARGO ADVANTAGE VT DISCOVERY FUND
2010	351	$19.97	to	$12.31	$4,789	0.00%	0.65%	to	0.85%	34.39%	to	34.68%
2009	326	$14.86	to	$9.14	$3,207	0.00%	0.65%	to	0.85%	39.14%	to	39.33%
2008	394	$10.68	to	$6.56	$2,780	0.00%	0.65%	to	0.85%	(44.83)%	to	(44.69)%
2007	431	$19.36	to	$11.86	$5,492	0.00%	0.65%	to	0.85%	21.30%	to	21.52%
2006	334	$15.96	to	$9.76	$3,445	0.00%	0.65%	to	0.85%	13.76%	to	13.89%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31					For the year or period ended December 31
Schwab OneSource Annuity:	Units (000s)	Unit Fair Value lowest to highest			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return lowest to highest

INVESTMENT DIVISIONS

WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND
2010	279	$18.31	to	$15.02	$4,521	0.76%	0.65%	to	0.85%	22.72%	to	22.91%
2009	296	$14.92	to	$12.22	$3,875	0.00%	0.65%	to	0.85%	46.42%	to	46.88%
2008	278	$10.19	to	$8.32	$2,568	1.95%	0.65%	to	0.85%	(40.58)%	to	(40.53)%
2007	281	$17.15	to	$13.99	$4,270	0.62%	0.65%	to	0.85%	5.73%	to	5.98%
2006	279	$16.22	to	$13.20	$3,939	0.00%	0.65%	to	0.85%	11.25%	to	11.49%

(Concluded)

PART C

OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a)	Financial Statements

The consolidated balance sheets of Great-West Life & Annuity Insurance Company (“GWL&A”) as of December 31, 2010 and 2009, and the related consolidated statements of income, stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2010, and the statements of assets and liabilities of each of the investment divisions which comprise Variable Annuity-1 Series Account of GWL&A (the “Series Account”) as of December 31, 2010, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods presented, are filed herewith in the Statement of Additional Information.

(b)	Exhibits

(1) Certified copy of resolution of Board of Directors of Depositor authorizing the establishment of Registrant is incorporated by reference to the Registrant’s initial Registration Statement on Form N-4 filed on February 22, 1996 (File No. 333-01153).

(2) Not applicable.

(3) Underwriting agreement between Depositor and GWFS Equities, Inc. (formerly, BenefitsCorp Equities, Inc.) is incorporated by reference to Post Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-4, filed on April 21, 2003, (File No. 333-52956).

(4)(a) Forms of the variable annuity contracts are incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956).

(4)(b) Death Benefit Option 2 endorsement is incorporated by reference to Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-4, filed May 3, 2004 (File No. 333-52956).

(5)(a) Forms of applications are incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4 filed April 24, 2001 (File No. 333-52956).

(5)(b) Form of revised application to add new Portfolio investment options is incorporated by reference to Post-Effective Amendment No. 16 to Registrant’s Registration Statement on Form N-4, filed on April 29, 2005 (File No. 333-52956).

(6)(a) Articles of Incorporation of Depositor is incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-4 filed on October 30, 1996 (File No. 811-07549).

(6)(b) Bylaws of Depositor is incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-4 filed on October 30, 1996 (File No. 811-07549); Amended Bylaws of Depositor are incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement filed by FutureFunds Series Account on Form N-4 on April 24, 2006 (File No. 811-03972).

(7) Not applicable.

(8)(a) Form of Participation Agreement with AIM Variable Insurance Fund is incorporated by reference to Post Effective Amendment No. 19 on Form N-4 filed on April 25, 2008 (File No. 333-52956).

(8)(b) Participation Agreement between Registrant and Alger American Fund is incorporated by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-4, filed October 30, 1996 (File No. 811-07549); amendments to Participation Agreement between Registrant and Alger American Fund are incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956); Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-4, filed April 12, 2002 (File No. 333-01153); and Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956).

(8)(c) Participation Agreement between Registrant and AllianceBerstein Variable Products Series Fund, Inc. (formerly Alliance Variable Products Series Fund, Inc.), is incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956); Amendments to Participation Agreement between Registrant and AllianceBerstein Variable Products Series Fund are incorporated by reference to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956); Post-Effective Amendment No. 16 on Form N-4 filed on April 29, 2005 (File No. 333-52956); Amendment to Participation Agreement between Registrant and AllianceBerstein Variable Products Series Fund, Inc is incorporated by reference to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-4, filed April 17, 2009 (File no. 333-52956).

(8)(d) Participation Agreement between Registrant and American Century Variable Portfolios, Inc. (formerly TCI Portfolios Inc.) is incorporated by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-4, filed October 30, 1996 (File No. 811-07549); Amendments to Participation Agreement between Registrant and American Century Variable Portfolios are incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956); Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-4, filed April 12, 2002 (File No. 333-01153); Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956).

(8)(c) Participation Agreement with Columbia Funds Variable Insurance Trust is incorporated by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956).. Participation Agreement with Columbia Funds Variable Insurance Trust I is incorporated by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956)..

(8)(e) Participation Agreement between Registrant and Delaware Group Premium Fund (now known as Delaware VIP Trust) is incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956); Amendments to Participation Agreement between Registrant and Delaware VIP Trust are incorporated by reference to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956); and Post-Effective Amendment No. 16 on Form N-4 filed on April 29, 2005 (File No. 333-52956).

(8)(f) Participation Agreement between Registrant and Dreyfus Investment Fund, is incorporated by reference to Post-Effective Amendment No. 9 to Registrant’s Registration Statement on Form N-4, filed April 18, 2003 (File No. 333-01153); Amendments to Participation Agreement between Registrant and Dreyfus Corporation are incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956), and Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956).

(8)(g) Participation Agreement between Registrant and Scudder Kemper Investments (now known as DWS Investment VIT Series) is incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956); Participation Agreement between Registrant and DWS Variable Series II (formerly Scudder Variable Series II) is incorporated by reference to Post-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-4, filed April 16, 2002 (File No. 333-52956); Form of amendment to Participation Agreement with Registrant and DWS Variable Series II (formerly Scudder Variable Series II) is incorporated by reference to Post-Effective Amendment No. 16 on Form N-4 filed on April 29, 2005 (File No. 333-52956).

(8)(h) Participation Agreement between Registrant and Federated Insurance Series, is incorporated by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-4, filed October 30, 1996 (File No. 811-07549); amendment to Participation Agreement between Registrant and Federated Insurance Series is incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956).

(8)(i) Participation Agreement with Franklin Templeton Insurance Products Trust is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 on Form N-4 filed on April 14, 2008 (File No. 333-147743); amendment to Participation Agreement with Franklin Templeton Insurance Products Trust is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 on Form N-4 filed on April 14, 2008 (File No. 333-147743).

(8)(j) Participation Agreement between Registrant and Janus Aspen Series is incorporated by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-4, filed October 30, 1996 (File No. 811-07549); amendments to Participation Agreement between Registrant and Janus Aspen Series are incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956), Post-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-4, filed April 16, 2002 (File No. 333-52956) and Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956).

(8)(k) Participation Agreement between Registrant and J.P. Morgan Series Trust II is incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956). Participation Agreement between Registrant and J.P. Morgan Insurance Trust is incorporated by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956).

(8)(l) Participation Agreement between Registrant and Lazard Retirement Series is incorporated by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956)..

(8)(m) Form of Participation Agreement between Registrant and Lincoln Variable Insurance Products Trust (formerly Baron Capital Asset Fund) is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 on Form N-4, filed April 18, 2003 (File No. 333-01153); amendment to Participation Agreement with Baron Capital Trust is incorporated by reference to Registrant’s Post-Effective Amendment No. 10, filed May 29, 2003 (File No. 333-52956).

(8)(n) Amended and Restated Participation Agreement among Registrant, MFS Variable Insurance Trust and MFS Variable Insurance Trust II is incorporated by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956).

(8)(o) Participation Agreement between Registrant and Nationwide Variable Insurance Trust (formerly Gartmore Variable Insurance Trust) is incorporated by reference to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956).

(8)(p) Form of Participation Agreement with Neuberger Berman Advisers Management Trust is incorporated by reference to Post-Effective Amendment No. 17 on Form N-4 filed on April 26, 2006 (File No. 333-52956).

(8)(q) Participation Agreement between Registrant and Oppenheimer Variable Account Funds is incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956); Amendment to Participation Agreements between Registrant and Oppenheimer Variable Account Fund is incorporated by reference to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956); Form of amendment to Participation Agreement with Oppenheimer is incorporated by reference to Post-Effective Amendment No. 16 on Form N-4 filed on April 29, 2005 (File No. 333-52956).

(8)(r) Participation Agreement between Registrant and PIMCO Variable Insurance Trust; and amendments to Participation Agreements between Registrant and PIMCO are incorporated by reference to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956); Form of amendment to Participation Agreements with PIMCO is incorporated by reference to Post-Effective Amendment No. 16 on Form N-4 filed on April 29, 2005 (File No. 333-52956).

(8)(s) Form of Participation Agreement with Pioneer Fund (formerly, SAFECO Resource Trust) is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 on Form N-4, filed April 18, 2003 (File No. 333-01153). Amendments to Participation Agreement with Pioneer Fund are incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 on Form N-4, filed April 25, 2001 (File No. 333-52956) and Registrant’s Post-Effective Amendment No. 10 on Form N-4, filed May 29, 2003 (File No. 333-52956). Form of amendment to Participation Agreement with Pioneer Fund (formerly, SAFECO Resource Trust) dated December 2003 is incorporated by reference to Registrant’s Post-Effective Amendment No. 13 on Form N-4, filed March 31, 2004 (File No. 333-01153).

(8)(t) Participation Agreement between Registrant and Prudential Series Fund is incorporated by reference to Post-Effective Amendment No. 9 to Registrant’s Registration Statement on Form N-4, filed April 18, 2003 (File No. 333-01153). Amendment to Participation Agreement between Registrant and Prudential Series Fund is incorporated by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956).

(8)(u) Participation Agreement among Registrant, Royce Capital Fund and Royce & Associates, LLC dated September 30, 2005 is incorporated by reference to Registrant’s Post Effective Amendment No. 14 to the Registration Statement filed to the Registration Statement filed by COLI VUL 2 Series Account on Form N-6 on April 30, 2007 (File No. 333-70963).

(8)(v) Participation Agreement between Registrant and Schwab Annuity Portfolios is incorporated by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-4, filed October 30, 1996 (File No. 811-07549); Amendments to Participation Agreements between Registrant and Charles Schwab Annuity Portfolios are incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956) and Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-4, filed April 12, 2002 (File No. 333-01153).

(8)(w) Participation Agreement with Seligman Portfolios, Inc. is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement for Variable Annuity Account-1 of First Great-West Life & Annuity Insurance Company on Form N-4 filed on April 24, 2008 (File No. 333-147743). Amendment to Participation Agreement with Seligman Portfolios, Inc. is incorporated by reference to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-4, filed April 17, 2009 (File No. 333-52956).

(8)(x) Participation Agreement with Sentinel Variable Products Trust is incorporated by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956).

(8)(y) Form of Participation Agreement with Third Avenue Variable Series Trust is incorporated by reference to Post-Effective Amendment No. 17 on Form N-4 filed on April 26, 2006 (File No. 333-52956).

(8)(z) Participation Agreement between Registrant and Touchstone Variable Series Trust is incorporated by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956).

(8)(aa) Participation Agreement between Registrant and Van Eck Worldwide Insurance Trust is incorporated by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-4, filed October 30, 1996 (File No. 811-07549). Amendment to Participation Agreement between Registrant and Van Eck Worldwide Insurance Trust is incorporated by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956).

(8)(bb) Form of Participation Agreement between Registrant and Van Kampen Life Insurance Trust is incorporated by reference to Post-Effective Amendment No. 18 on Form N-4 filed on April 27, 2007 (File No. 333-52956).

(8)(cc) Form of Participation Agreement with Wells Fargo Fund (formerly, Strong Variable Insurance Funds, Inc.) is incorporated by reference to Registrant’s Pre-Effective Amendment No. 2 on Form N-4, filed on October 30, 1996 (File No. 811-07549); Amendment to Participation Agreement with Wells Fargo Fund is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 on Form N-4, filed April 24, 2001 (File No. 333-52956).

(8)(dd) Form of Rule 22c-2 Shareholder Information Agreement is incorporated by reference to the Registrant’s Post-Effective Amendment No. 18 on Form N-4 to the Registration Statement, filed on April 27, 2007 (File No. 333-52956).

(9) Opinion of counsel and consent of Beverly A. Byrne, Esq. is incorporated by reference to the initial Registration Statement filed by Registrant on Form N-4 on December 29, 2000, (File No. 333-52956).

(10)        (a) Written Consent of Jorden Burt LLP is filed herewith.

 (b)Written Consent of Consent of Deloitte & Touche LLP is filed herewith.

(11) Not Applicable.

(12) Not Applicable.

(13) (a)

Powers of Attorney for Messrs. Balog, Bernbach, Dackow, A. Desmarais, P. Desmarais, Jr., Gratton, Kavanagh, Louvel, McCallum, Nickerson, Nield, Plessis-Bélair and Walsh are incorporated by reference to the Registrant’s Post-Effective Amendment No. 18 to the Registration Statement, filed on April 26, 2007 (File No. 333-52956).

(13)(b)

Powers of Attorney for Messrs. Orr, Mackness, and P. Ryan are incorporated by reference to the Registrant’s Post Effective Amendment No. 19 to the Registration Statement, filed on April 25, 2008 (File no. 333-52956).

(13)(c)	Power of Attorney for Mr. McFeetors is incorporated by reference to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-4, filed April 17, 2009 (File no. 333-52956).

(13)(d)

Powers of Attorney for Messrs. Rousseau, Royer, and T. Ryan, Jr. are incorporated by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956)..

Item 25.	Directors and Officers of the Depositor

Name	Principal Business Address	Positions and Offices with Depositor

R.L. McFeetors	(1)	Chairman of the Board

J. Balog	785 St. Anne’s Lane Vero Beach, Florida 32967	Director

J.L. Bernbach	32 East 57th Street, 10th Floor New York, NY 10022	Director

A. Desmarais	(4)	Director

P. Desmarais, Jr.	(4)	Director

M.T.G. Graye	(2)	Director, President and Chief Executive Officer

A. Louvel	930 Fifth Avenue, Apt. 17D New York, NY 10021	Director

J.E.A. Nickerson	H.B. Nickerson & Sons Limited P.O. Box 130 North Sydney, Nova Scotia, Canada B2A 3M2	Director

R.J. Orr	(4)	Director

M. Plessis-Bélair	(4)	Director

H.P. Rousseau	(4)	Director

R. Royer	(4)	Director

P.K. Ryan	(4)	Director

T.T. Ryan, Jr.	SIFMA 120 Broadway, 35th Floor New York, NY 10271-0080	Director

B.E. Walsh	Saguenay Capital, LLC The Centre at Purchase Two Manhattanville Road, Suite 403 Purchase, NY 10577	Director

S.M. Corbett	(2)	Executive Vice President and Chief Investment Officer

R.K. Shaw	(2)	Executive Vice President, Individual Markets

C.P. Nelson	(2)	President, Great-West Retirement Services

J.L. McCallen	(2)	Senior Vice President and Chief Financial Officer

C.H. Cumming	(2)	Senior Vice President, Defined Contribution Markets

G.R. Derback	(2)	Senior Vice President and Controller

M.R. Edwards	(2)	Senior Vice President, FASCore Operations

E.P. Friesen	(2)	Senior Vice President, Investments

R.J. Laeyendecker	(2)	Senior Vice President, Executive Benefits Markets

G.R. McDonald	(2)	Senior Vice President, Corporate Resources

S.A. Miller	(3)	Senior Vice President and Chief Information Officer

G.E. Seller	18111 Von Karman Avenue, #560 Irvine, CA 92612	Senior Vice President, Government Markets

R.G. Schultz	(3)	Senior Vice President, General Counsel and Secretary

C.S. Toucher	(2)	Senior Vice President, Investments

(1)	100 Osborne Street North, Winnipeg, Manitoba, Canada R3C 3A5.
(2)	8515 East Orchard Road, Greenwood Village, Colorado 80111.
(3)	8525 East Orchard Road, Greenwood Village, Colorado 80111.
(4)	Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.

Item 26.     Persons controlled by or under common control with the Depositor or Registrant as of 12/31/10

I.	OWNERSHIP OF POWER CORPORATION OF CANADA

The following sets out the ownership, based on votes attached to the outstanding voting shares, of Power Corporation of Canada:

Paul G. Desmarais

99.999% - Pansolo Holding Inc.

100% - 3876357 Canada Inc.

100% - 3439496 Canada Inc.

100% - Capucines Investments Corporation

32% - Nordex Inc. (68% also owned directly by Paul G. Desmarais)

94.9%	- Gelco Enterprises Ltd. (5.1% also owned directly by Paul G. Desmarais)
53.70%	- Power Corporation of Canada

The total voting rights of Power Corporation of Canada (PCC) controlled directly and indirectly by Mr. Paul G. Desmarais is as follows. There are issued and outstanding as of December 31, 2010 409,776,632 Subordinate Voting Shares (SVS) of PCC carrying one vote per share and 48,854,772 Participating Preferred Shares (PPS) carrying 10 votes per share; hence the total voting rights are 898,324,352.

Pansolo Holding Inc. owns directly 15,216,033 SVS and 367,692 PPS, entitling Pansolo Holding Inc. directly to an aggregate percentage of voting rights of 18,892,953 or 2.1 % of the total voting rights attached to the shares of PCC. Pansolo Holding Inc. wholly owns 3876357 Canada Inc., 3439496 Canada Inc. and Capucines Investments Corporation which respectively own 40,686,080 SVS, 3,236,279 SVS, 3,125,000 SVS of PCC, representing respectively 4.53%, 0.36%, 0.35 % of the aggregate voting rights of PCC.

Gelco Entreprises Ltd owns directly 48,235,700 PPS, representing 53.70% of the aggregate voting rights of PCC (PPS (10 votes) and SVS (1 vote)). Hence, the total voting rights of PCC under the direct and indirect control of Mr. Paul G. Desmarais is approximately 61.21%; note that this is not the equity percentage.

Mr. Paul G. Desmarais also owns personally 1,561,750 SVS of PCC.

II.	OWNERSHIP BY POWER CORPORATION OF CANADA

Power Corporation of Canada has a 10% or greater voting interest in the following entities:

A.	Great-West Life & Annuity Insurance Company Group of Companies (U.S. insurance)

Power Corporation of Canada

100.0% - 171263 Canada Inc.

66.08% - Power Financial Corporation

68.34% - Great-West Lifeco Inc.

100.0% - Great-West Financial (Canada) Inc.

100.0% - Great-West Financial (Nova Scotia) Co.

100.0% - Great-West Lifeco U.S. Inc.

100.0% - GWL&A Financial Inc.

60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.

60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II

60.0% - Great-West Life & Annuity Insurance Capital, LLC

60.0% - Great-West Life & Annuity Insurance Capital, LLC II

100.0% - Great-West Life & Annuity Insurance Company

100.0% - First Great-West Life & Annuity Insurance Company

100.0% - Advised Assets Group, LLC

100.0% - GWFS Equities, Inc.

100.0% - Great-West Life & Annuity Insurance Company of South Carolina

100.0% - Emjay Corporation

100.0% - FASCore, LLC

50.0% - Westkin Properties Ltd.

73.30% - Maxim Series Fund, Inc.

100.0% - GW Capital Management, LLC

100.0% - Orchard Trust Company, LLC

100.0% - Lottery Receivable Company One LLC

100.0% - LR Company II, L.L.C.

100.0% - Singer Collateral Trust IV

100.0% - Singer Collateral Trust V

B.	Putnam Investments Group of Companies (Mutual Funds)

Power Corporation of Canada

100.0% - 171263 Canada Inc.

66.08% - Power Financial Corporation

68.34% - Great-West Lifeco Inc.

100.0% - Great-West Financial (Canada) Inc.

100.0% - Great-West Financial (Nova Scotia) Co.

100% - Great-West Lifeco U.S., Inc.

100% - Putnam Investments, LLC

100.0% - Putnam Acquisition Financing Inc.

100.0% - Putnam Acquisition Financing LLC

100.0% - Putnam U.S. Holdings, LLC

100.0% - The Putnam Advisory Company, LLC

100.0% - Putnam Investment Management, LLC

100.0% - Putnam Fiduciary Trust Company (NH)

100.0% - Putnam Investor Services, Inc.

100.0% - Putnam U.S. Holdings I, LLC

100.0% - Putnam Retail Management GP, Inc.

99.0% - Putnam Retail Management Limited Partnership (1% owned by Putnam

            Retail Management GP, Inc.)

80.0% - PanAgora Asset Management, Inc.

100.0% -Putnam GP Inc.

100.0% - PII Holdings, Inc.

99.0% - TH Lee Putnam Equity Managers LP (1% owned by Putnam GP Inc.)

100.0% - Putnam Investment Holdings, LLC

100.0% - Savings Investments, LLC

100.0% - Putnam Aviation Holdings, LLC

100.0% - Putnam Capital, LLC

80.0% - TH Lee Putnam Capital Management, LLC

100.0% - Putnam International Holdings LLC

100.0% - Putnam Investments Inc. (Canada)

100.0% - Putnam Investments (Ireland) Limited

100.0% - Putnam Investments Australia Pty Limited

100.0% - Putnam Investments Securities Co., Ltd. (Japan)

100.0% - Putnam International Distributors, Ltd. (Cayman)

100.0% - Putnam Investments Argentina S.A.

100.0% - Putnam Investments (Asia) Limited

100.0% - Putnam Investments Limited (U.K.)

100.0% - New Flag UK Holdings Limited

100.0% - New Flag Asset Management Limited (UK)

C.	The Great-West Life Assurance Company Group of Companies (Canadian insurance)

Power Corporation of Canada

100.0% - 171263 Canada Inc.

66.08% - Power Financial Corporation

68.34% - Great-West Lifeco Inc.

100.0% - 2142540 Ontario Inc.

100.0% - Great-West Lifeco Finance (Delaware) LP

100.0% - Great-West Lifeco Finance (Delaware) LLC

100.0% - 2023308 Ontario Inc.

100.0% - Great-West Life & Annuity Insurance Capital, LP

40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.

40.0% - Great-West Life & Annuity Insurance Capital, LLC

100.0% - Great-West Life & Annuity Insurance Capital, LP II

40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II

40.0% - Great-West Life & Annuity Insurance Capital, LLC II

100.0% - 2171866 Ontario Inc

100.0% - Great-West Lifeco Finance (Delaware) LP II

100.0% - Great-West Lifeco Finance (Delaware) LLC II

100.0% - 2023310 Ontario Inc.

100.0% - 2023311 Ontario Inc.

100.0% - 6109756 Canada Inc.

100.0% - 6922023 Canada Inc.

100.0% - The Great-West Life Assurance Company

71.4% - GWL THL Private Equity I Inc. (28.6% owned by The Canada Life Assurance Company)

100.0% - GWL THL Private Equity II Inc.

100.0% - Great-West Investors Holdco Inc.

100.0% - Great-West Investors LLC

100.0% - Great-West Investors LP Inc.

100.0% - Great-West Investors GP Inc.

100.0% - Great-West Investors LP

100.0% - T.H. Lee Interests

100.0% - GWL Realty Advisors Inc.

100.0% - GWL Realty Advisors U.S., Inc.

100.0% - RA Real Estate Inc.

0.1% RMA Real Estate LP

100.0% - Vertica Resident Services Inc.

100.0% - GWL Investment Management Ltd.

100.0% - London Capital Management Ltd.

100.0% - Laketon Investment Management Ltd.

100.0% - 801611 Ontario Limited

100.0% - 118050 Canada Inc.

100.0% - 1213763 Ontario Inc.

99.9% - Riverside II Limited Partnership

70.0% - Kings Cross Shopping Centre Ltd.

100.0% - 681348 Alberta Ltd.

100.0% - The Owner: Condominium Plan No 8510578

50.0% - 3352200 Canada Inc.

100.0% - 1420731 Ontario Limited

100.0% - 1455250 Ontario Limited

100.0% - CGWLL Inc.

65.0% - The Walmer Road Limited Partnership

50.0% - Laurier House Apartments Limited

100.0% - 2024071 Ontario Limited

100.0% - 431687 Ontario Limited

0.1% - Riverside II Limited Partnership

100.0% - High Park Bayview Inc.

75.0% - High Park Bayview Limited Partnership

5.6% - MAM Holdings Inc. (94.4% owned by The Canada Life Insurance Company of Canada)

100.0% - 647679 B.C. Ltd.

100.0% - Red Mile Acquisitions Inc.

70.0% - TGS North American Real Estate Investment Trust

100.0% - TGS Trust

70.0% - RMA Investment Company (Formerly TGS Investment Company)

100.0% - RMA Property Management Ltd. (Formerly TGS REIT Property Management Ltd.)

100.0% - RMA Property Management 2004 Ltd. (Formerly TGS REIT Property Management

                2004 Ltd.)

100.0% - RMA Realty Holdings Corporation Ltd. (Formerly TGS Realty Holdings

                         Corporation Ltd.)

100.0% - RMA (U.S.) Realty LLC (Delaware) [(special shares held by each of 1218023

                         Alberta Ltd. (50%) and 1214931 Alberta Ltd. (50%)] 100.0% - RMA American

                         Realty Corp.

1% - RMA American Realty Limited Partnership [(99% owned by RMA (U.S.)

                    Realty LLC (Delaware)]

99.0% - RMA American Realty Limited Partnership (1% owned by RMA American

                         Realty Corp.)

100.0% - 1218023 Alberta Ltd.

50% - special shares in RMA (U.S.) Realty LLC (Delaware)

100.0% - 1214931 Alberta Ltd.

50% - special shares in RMA (U.S.) Realty LLC (Delaware)

70.0% - RMA Real Estate LP

100.0% - RMA Properties Ltd. (Formerly TGS REIT Properties Ltd.)

100.0% - S-8025 Holdings Ltd.

100.0% - RMA Properties (Riverside) Ltd. (Formerly TGS REIT Properties (Riverside) Ltd.

70.0% - KS Village (Millstream) Inc.

70.0% - 0726861 B.C. Ltd.

70.0% - Trop Beau Developments Limited

70.0% - Kelowna Central Park Properties Ltd.

70.0% - Kelowna Central Park Phase II Properties Ltd.

40.0% - PVS Preferred Vision Services

100.0% - London Insurance Group Inc.

100.0% - Trivest Insurance Network Limited

100.0% - London Life Insurance Company

100.00% - 1542775 Alberta Ltd.

100.0% - 0813212 B.C. Ltd.

30.0% - Kings Cross Shopping Centre Ltd.

30.0% - 0726861 B.C. Ltd.

30.0% - TGS North American Real Estate Investment Trust

100.0% - TGS Trust

30.0% - RMA Investment Company (Formerly TGS Investment Company)

100.0% - RMA Property Management Ltd. (Formerly TGS REIT Property Management

                Ltd.)

100.0% - RMAProperty Management 2004 Ltd. (Formerly TGS REIT Property

                Management 2004 Ltd.)

100.0% - RMA Realty Holdings Corporation Ltd. (Formerly TGS Realty Holdings

                Corporation Ltd.)

100.0% - RMA (U.S.) Realty LLC (Delaware) [(special shares held by each of

                1218023 Alberta Ltd. (50%) and 1214931 Alberta Ltd. 50%)]

100.0% - RMA American Realty Corp.

1% - RMA American Realty Limited Partnership [(99% owned by RMA

            (U.S.) Realty LLC (Delaware)]

99.0% - RMA American Realty Limited Partnership (1% owned by RMA

                American Realty Corp.)

100.0% - 1218023 Alberta Ltd.

50% - special shares in RMA (U.S.) Realty LLC (Delaware)

100.0% - 1214931 Alberta Ltd.

50% - special shares in RMA (U.S.) Realty LLC (Delaware)

30.0% - RMA Real Estate LP

100.0% - RMA Properties Ltd. (Formerly TGS REIT Properties Ltd.)

100.0% - S-8025 Holdings Ltd.

100.0% - RMA Properties (Riverside) Ltd. (Formerly TGS REIT Properties (Riverside)

Ltd.

100.0% - 1319399 Ontario Inc.

100.0% - 3853071 Canada Limited

50.0% - Laurier House Apartments Limited

30.0% - Kelowna Central Park Properties Ltd.

30.0% - Kelowna Central Park Phase II Properties Ltd.

30.0% - Trop Beau Developments Limited

100.0% - 42969098 Canada Inc.

100.0% - 389288 B.C. Ltd.

100.0% - Quadrus Investment Services Ltd.

35.0% - The Walmer Road Limited Partnership

100.0% - 177545 Canada Limited

100.0% - Lonlife Financial Services Limited

88.0% - Neighborhood Dental Services Ltd.

100.0% - Toronto College Park Ltd.

25.0% - High Park Bayview Limited Partnership

30.0% - KS Village (Millstream) Inc.

100.0% - London Life Financial Corporation

89.4% - London Reinsurance Group, Inc. (10.6% owned by London Life Insurance Company)

100.0% - London Life & General Reinsurance Co. Ltd. (1 share held by London

                Life & Casualty Reinsurance Corporation and 20,099,999 shares held by

                London Reinsurance Group Inc.)

100.0% - London Life & Casualty Reinsurance Corporation

100.0% - Trabaja Reinsurance Company Ltd.

100.0% - London Life and Casualty (Barbados) Corporation

100.0% - LRG (US), Inc.

100.0% - London Life International Reinsurance Corporation

100.0% - London Life Reinsurance Company

100.0% - Canada Life Financial Corporation

100.0% - The Canada Life Assurance Company

100.0% - Canada Life Brasil LTDA

100.0% - Canada Life Capital Corporation, Inc.

100.0% - Canada Life International Holdings, Limited

100.0% - Canada Life International Services Limited

100.0% - Canada Life International, Limited

100.0% - CLI Institutional Limited

100.0% - Canada Life Irish Holding Company, Limited

100.0% - Lifescape Limited

100.0% - Setanta Asset Management Limited

100.0% - Canada Life Group Services Limited

100.0% - Canada Life Europe Investment Limited

78.67% - Canada Life Assurance Europe Limited

100.0% - Canada Life Europe Management Services, Limited

21.33% - Canada Life Assurance Europe Limited

100.0% - Canada Life Assurance (Ireland), Limited

100.0% - F.S.D. Investments, Limited

100.0% - Canada Life International Re, Limited

100.0% - Canada Life Reinsurance International, Ltd.

100.0% - Canada Life Reinsurance, Ltd.

100.0% - The Canada Life Group (U.K.), Limited

100.0% - Canada Life Pension Managers & Trustees, Limited

100.0% - Canada Life Asset Management Limited

100.0% - Canada Life European Real Estate Limited

100% - Hotel Operations (Walsall) Limited

100.0% - Canada Life Trustee Services (U.K.), Limited

100.0% - CLFIS (U.K.), Limited

100.0% - Canada Life, Limited

100.0% - Canada Life (U.K.), Limited

100.0% - Albany Life Assurance Company, Limited

100.0% - Canada Life Management (U.K.), Limited

100.0% - Canada Life Services (U.K.), Limited

100.0% - Canada Life Fund Managers (U.K.), Limited

100.0% - Canada Life Group Services (U.K.), Limited

100.0% - Canada Life Holdings (U.K.), Limited

100.0% - Canada Life Irish Operations, Limited

100.0% - Canada Life Ireland Holdings, Limited.

100.0% - 4073649 Canada, Inc. (1 common share owned by 587443 Ontario, Inc.)

100.0% - Canada Life Finance (U.K.), Limited

100.0% - CLH International Capital Management Hungary, Limited Liability Company

100.0% - The Canada Life Insurance Company of Canada

94.4% - MAM Holdings Inc. (5.6% owned by GWL)

100.0% - Mountain Asset Management LLC

100.0% - Quadrus Distribution Services Ltd.

100.0% - CL Capital Management (Canada), Inc.

100.0% - GRS Securities, Inc.

100.0% - 587443 Ontario, Inc.

100.0% - Canada Life Mortgage Services, Ltd.

100.0% - Adason Properties, Limited

100.0% - Adason Realty, Ltd.

100.0% - Crown Life Insurance Company

D.	IGM Financial Inc. Group of Companies (Canadian mutual funds)

Power Corporation of Canada

100.0% - 171263 Canada Inc.

66.08% - Power Financial Corporation

56.96% - IGM Financial Inc.

100.0% - Investors Group Inc.

100.0% - Investors Group Financial Services Inc.

100.0% - I.G. International Management Limited

100.0% - I.G. Investment Management (Hong Kong) Limited

100.0% - Investors Group Trust Co. Ltd.

100.0% - 391102 B.C. Ltd.

100.0% - I.G. Insurance Services Inc.

100.0% - Investors Syndicate Limited

100.0% - Investors Group Securities Inc.

100.0% - I.G. Investment Management, Ltd.

100% - Investors Group Corporate Class Inc.

100.0% - Investors Syndicate Property Corp.

19.63% - I.G. (Rockies) Corp.

100.0% - I.G. Investment Corp.

80.37% - I.G. (Rockies) Corp. (19.63% owned by I.G. Investment Management, Ltd.)

100.0% - Mackenzie Inc.

100.0% - Mackenzie Financial Corporation

100.0% - Mackenzie Financial Charitable Foundation

100.0% - Strategic Charitable Giving Foundation

100.0% - M.R.S. Inc.

100.0% - M.R.S. Correspondent Corporation

100.0% - M.R.S. Securities Services Inc.

100.0% - Execuhold Investment Limited

100.0% - Winfund Software Corp.

100.0% - M.R.S. Trust Company

100.0% - Anacle I Corporation

100.0% - Mackenzie M.E.F. Management Inc.

100.0% - Canterbury Common Inc.

100.0% - Mackenzie Cundill Investment (Bermuda) Ltd.

100.0% - Mackenzie Financial Capital Corporation

100.0% - Multi-Class Investment Corp.

100.0% - MSP 2007 GP Inc.

100.0% - MSP 2008 GP Inc.

100.0% - MSP 2009 GP Inc.

100.0% - MSP 2010 GP Inc.

100.0% - MMLP GP Inc.

94.21% - Investment Planning Counsel Inc.

100.0% - Investment Planning Counsel of Canada Limited

100.0% - IPC Investment Corporation

100.0% - 9132-2155 Quebec Inc.

100.0% - Alpha I Financial Inc.

100.0% - IPC Save Inc.

100.0% - 1275279 Ontario Inc.

50.0% - IPC Estate Services Inc.

50.0% - IPC Estate Services Inc.

100.0% - IPC Securities Corporation

91.36% - IPC Portfolio Services Inc.

100.0% - Counsel Portfolio Services Inc.

100% - Titan Funds Incorporated

100% - Partners in Planning Financial Group Ltd.

100% - Partners in Planning Financial Services Ltd.

100% - Partners in Planning Insurance Services Ltd.

E.	Pargesa Holding SA Group of Companies (European investments)

Power Corporation of Canada

100.0% - 171263 Canada Inc.

66.08% - Power Financial Corporation

100.0% - Power Financial Europe B.V.

50.0% - Parjointco N.V.

54.1% - Pargesa Holding SA

100.0% - Pargesa Netherlands B.V.

25.6% - Imerys

50.0% - Groupe Bruxelles Lambert

Capital

    7.1% - Suez Environment Company (1)

  21.1% - Lafarge (1)

    9.9% - Pernod Ricard (1)

    0.6% - Iberdrola (1)

    5.0% - Arkema (1)

100.0% - Belgian Securities BV

Capital

30.7% - Imerys (1)

100.0% - Brussels Securities

Capital

100.0% - Sagerpar

3.8% - Groupe Bruxelles Lambert

100.0% - GBL Overseas Finance NV

100.0% - GBL Treasury Center

Capital

100.0% - GBL Energy Sárl

Capital

4.0% - Total (1)

100.0% - GBL Verwaltung GmbH

100.0% - Immobilière Rue de Namur Sárl

100.0% - GBL Verwaltung Sàrl

Capital

100.0% - GBL Investments Limited

100.0% - GBL R

  5.2% - GDF SUEZ (1)

43.0% - ECP 1

42.4% - ECP 2

100.0% - ECP3

100.0% - Pargesa Compagnie S.A.

100.0% - Pargesa Netherlands BV

100.0% - SFPG

(1) Based on Company’s published capital as of November 30, 2010

F.	Square Victoria Communications Group Inc. Group of Companies (Canadian communications)

Power Corporation of Canada

100.0% - Square Victoria Communications Group Inc.

100.0% - Gesca Ltée

100.0% - La Presse ltée

100.0% - Gesca Ventes Média Ltée

100.0% - Gesca Numérique Ltée

100.0% - 3855082 Canada Inc.

100.0% - Cyberpresse inc.

100.0% - 6645119 Canada Inc.

100.0% - Les Éditions La Presse II Inc.

100.0% - 3819787 Canada Inc.

100.0% - 3834310 Canada Inc.

20.0% - 3859282 Canada Inc.

100.0% - Square Victoria Digital Properties inc.

100.0% - 4400046 Canada Inc.

66.77% - 9059-2114 Québec Inc.

97.5% - DuProprio Inc.

100% - VR Estates Inc.

100% - 0757075 B.C. Ltd.

0.1% - Lower Mainland Comfree LP

99.9% - Lower Mainland Comfree LP

100% - Comfree Commission Free Realty Inc.

100.0% - Les Productions La Presse Télé Ltée

100.0% - La Presse Télé Ltée

100.0% - La Presse Télé II Ltée

100.0% - La Presse Télé III Ltée

100.0% - Les Éditions Gesca Ltée

100.0% - Groupe Espaces Inc.

100.0% - Les Éditions La Presse Ltée

100.0% - (W.illi.am) 6657443 Canada Inc.

  9.0% - Acquisio Inc.

  50.0% - Workopolis Canada

  25.0% - Olive Média

G.	Power Corporation (International) Limited Group of Companies (Asian investments)

Power Corporation of Canada

100.0% - Power Corporation (International) Limited

99.9% - Power Pacific Corporation Limited

25.0% - Barrick Power Gold Corporation of China Limited

100.0% - Power Pacific Mauritius Limited

7.6% - Vimicro

0.1% - Power Pacific Equities Limited

99.9% - Power Pacific Equities Limited

4.3% - CITIC Pacific Limited

5.8% - Yaolan Limited

100.0% - Power Communications Inc.

0.1% - Power Pacific Corporation Limited

H.	Other PCC Companies

Power Corporation of Canada

100.0% - 152245 Canada Inc.

100.0% - Power Tek, LLC

100% - 3540529 Canada Inc.

100.0% - Gelprim Inc.

100.0% - 3121011 Canada Inc.

100.0% - 171263 Canada Inc.

100.0% - Victoria Square Ventures Inc.

20.59% - Bellus Health Inc.

100.0% - Power Communications Inc.

100.0% - Brazeau River Resources Investments Inc.

100.0% - Communications BP S.A.R.L

100.0% - PCC Industrial (1993) Corporation

100.0% - Power Corporation International

100.0% - 3249531 Canada Inc.

100% - Sagard Capital Partners GP, Inc.

100.0% - Sagard Capital Partners, L.P.

100.0% - Power Corporation of Canada Inc.

100.0% - Square Victoria Real Estate Inc.

100.0% - PL S.A.

100.0% - 4190297 Canada Inc.

100% Sagard Capital Partners Management Corp.

 82.0% - Sagard S.A.S.

100.0% - Marquette Communications (1997) Corporation

3.62% - Mitel Networks Corporation

100.0% - 4507037 Canada Inc.

 100.0% - 4524781 Canada Inc.

100.0% - 4524799 Canada Inc.

100.0% - 4524802 Canada Inc.

I.	Other PFC Companies

Power Financial Corporation

100.0% - 4400003 Canada Inc.

100.0% - 3411893 Canada Inc.

100.0% - 3439453 Canada Inc.

100.0% - 4400020 Canada Inc.

100.0% - 4507045 Canada Inc.

100.0% - 4507088 Canada Inc.

100.0% - Power Financial Capital Corporation

Item 27. Number of Contract Owners

    As of March 31, 2010 there were 5,567 Contract owners; 5,567 were in non-qualified accounts and 0 were in qualified accounts.

Item 28. Indemnification

    Provisions exist under the Colorado Business Corporation Act and the Bylaws of GWL&A whereby GWL&A may indemnify a director, officer, or controlling person of GWL&A against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:

Colorado Business Corporation Act

Article 109 - INDEMNIFICATION

Section 7-109-101. Definitions.

As used in this Article:

(1)        “Corporation” includes any domestic or foreign entity that is a predecessor of the corporation by reason of a merger, consolidation, or other transaction in which the predecessor’s existence ceased upon consummation of the transaction.

(2)        “Director” means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation’s request as a director, an officer, an agent, an associate, an employee, a fiduciary, a manager, a member, a partner, a promoter, or a trustee of, or to hold any similar position with, another domestic or foreign entity or of an employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation’s request if the director’s duties to the corporation also impose duties on, or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan. “Director” includes, unless the context requires otherwise, the estate or personal representative of a director.

(3)        “Expenses” includes counsel fees.

(4)        “Liability” means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.

(5)        “Official capacity” means, when used with respect to a director, the office of director in the corporation and, when used with respect to a person other than a director as contemplated in Section 7-109-107, the office in a corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. “Official capacity” does not include service for any other domestic or foreign corporation or other person or employee benefit plan.

(6)        “Party” includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

(7)        “Proceeding” means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative and whether formal or informal.

Section 7-109-102. Authority to indemnify directors.

(1)       Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to the proceeding because the person is or was a director against liability incurred in the proceeding if:

(a)        The person conducted himself or herself in good faith; and

(b)        The person reasonably believed:

(I)        In the case of conduct in an official capacity with the corporation, that his or her conduct was in the corporation’s best interests; and

(II)        In all other cases, that his or her conduct was at least not opposed to the corporation’s best interests; and

(c)        In the case of any criminal proceeding, the person had no reasonable cause to believe his or her conduct was unlawful.

(2)       A director’s conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirements of subparagraph (II) of paragraph (b) of subsection (1) of this section. A director’s conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of subparagraph (a) of subsection (1) of this section.

(3)       The termination of any proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, is not, of itself, determinative that the director did not meet the standard of conduct described in this section.

(4)       A corporation may not indemnify a director under this section:

(a)        In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or

(b)        In connection with any proceeding charging that the director derived an improper personal benefit, whether or not involving action in an official capacity, in which proceeding the director was adjudged liable on the basis that he or she derived an improper personal benefit.

(5)       Indemnification permitted under this section in connection with a proceeding by or in the right of a corporation is limited to reasonable expenses incurred in connection with the proceeding.

Section 7-109-103. Mandatory Indemnification of Directors.

  Unless limited by the articles of incorporation, a corporation shall indemnify a person who was wholly successful, on the merits or otherwise, in defense of any proceeding to which the person was a party because the person is or was a director, against reasonable expenses incurred by him or her in connection with the proceeding.

Section 7-109-104. Advance of Expenses to Directors.

(1)       A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of the final disposition of the proceeding if:

(a)        The director furnishes the corporation a written affirmation of the director’s good-faith belief that he or she has met the standard of conduct described in Section 7-109-102;

(b)        The director furnishes the corporation a written undertaking, executed personally or on the director’s behalf, to repay the advance if it is ultimately determined that he or she did not meet such standard of conduct; and

(c)        A determination is made that the facts then known to those making the determination would not preclude indemnification under this article.

(2)       The undertaking required by paragraph (b) of subsection (1) of this section shall be an unlimited general obligation of the director, but need not be secured and may be accepted without reference to financial ability to make repayment.

(3)       Determinations and authorizations of payments under this section shall be made in the manner specified in Section 7-109-106.

Section 7-109-105. Court-Ordered Indemnification of Directors.

(1)       Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction. On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner:

(a)        If it determines the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director’s reasonable expenses incurred to obtain court-ordered indemnification.

(b)        If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102 (1) or was adjudged liable in the circumstances described in Section 7-109-102 (4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described Section 7-109-102 (4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.

Section 7-109-106. Determination and Authorization of Indemnification of Directors.

(1)       A corporation may not indemnify a director under Section 7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because he has met the standard of conduct set forth in Section 7-109-102. A corporation shall not advance expenses to a director under Section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by Section 7-109-104(1)(a) and (1)(b) are received and the determination required by Section 7-109-104(1)(c) has been made.

(2)       The determinations required by under subsection (1) of this section shall be made:

(a)        By the board of directors by a majority vote of those present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum; or

(b)         If a quorum cannot be obtained, by a majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.

(3)       If a quorum cannot be obtained as contemplated in paragraph (a) of subsection (2) of this section, and the committee cannot be established under paragraph (b) of subsection (2) of this section, or even if a quorum is obtained or a committee designated, if a majority of the directors constituting such quorum or such committee so directs, the determination required to be made by subsection (1) of this section shall be made:

(a)        By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph (a) or (b) of subsection (2) of this section or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or

(b)        By the shareholders.

(4)       Authorization of indemnification and advance of expenses shall be made in the same manner as the determination that indemnification or advance of expenses is permissible; except that, if the determination that indemnification or advance of expenses is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.

Section 7-109-107. Indemnification of Officers, Employees, Fiduciaries, and Agents.

(1)       Unless otherwise provided in the articles of incorporation:

(a)        An officer is entitled to mandatory indemnification under section 7-109-103, and is entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;

(b)        A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as a director; and

(c)        A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.

Section 7-109-108. Insurance.

  A corporation may purchase and maintain insurance on behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation, or who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, fiduciary, or agent of another domestic or foreign entity or of an employee benefit plan, against liability asserted against or incurred by the person in that capacity or arising from the person’s status as a director, officer, employee, fiduciary, or agent, whether or not the corporation would have power to indemnify the person against the same liability under section 7-109-102, 7-109-103, or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the law of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.

Section 7-109-109. Limitation of Indemnification of Directors.

(1)       A provision treating a corporation’s indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except for an insurance policy or otherwise, is valid only to the extent the provision is not inconsistent with Sections 7-109-101 to 7-109- 108. If the articles of incorporation limit indemnification or advance of expenses, indemnification or advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.

(2)       Sections 7-109-101 to 7-109-108 do not limit a corporation’s power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when he or she has not been made a named defendant or respondent in the proceeding.

Section 7-109-110. Notice to Shareholders of Indemnification of Director.

  If a corporation indemnifies or advances expenses to a director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders’ meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.

Bylaws of Great-West

  Article IV. Indemnification

SECTION 1. In this Article, the following terms shall have the following meanings:

(a)

“expenses” means reasonable expenses incurred in a proceeding, including expenses of investigation and preparation, expenses in connection with an appearance as a witness, and fees and disbursement of counsel, accountants or other experts;

(b)	“liability” means an obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty or fine;

(c)	“party” includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding;

(d)	“proceeding” means any threatened, pending or completed action, suit, or proceeding whether civil, criminal, administrative or investigative, and whether formal or informal.

SECTION 2. Subject to applicable law, if any person who is or was a director, officer or employee of the corporation is made a party to a proceeding because the person is or was a director, officer or employee of the corporation, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if, with respect to the matter(s) giving rise to the proceeding:

(a)	the person conducted himself or herself in good faith; and

(b)	the person reasonably believed that his or her conduct was in the corporation’s best interests; and

(c)	in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and

(d)	if the person is or was an employee of the corporation, the person acted in the ordinary course of the person’s employment with the corporation.

SECTION 3. Subject to applicable law, if any person who is or was serving as a director, officer, trustee or employee of another company or entity at the request of the corporation is made a party to a proceeding because the person is or was serving as a director, officer, trustee or employee of the other company or entity, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if:

(a)

the person is or was appointed to serve at the request of the corporation as a director, officer, trustee or employee of the other company or entity in accordance with Indemnification Procedures approved by the Board of Directors of the corporation; and

(b)	with respect to the matter(s) giving rise to the proceeding:

(i)	the person conducted himself or herself in good faith; and

(ii)

the person reasonably believed that his or her conduct was at least not opposed to the corporation’s best interests (in the case of a trustee of one of the corporation’s staff benefits plans, this means that the person’s conduct was for a purpose the person reasonably believed to be in the interests of the plan participants); and

(iii)	in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and

if the person is or was an employee of the other company or entity, the person acted in the ordinary course of the person’s employment with the other company or entity.

Item 29.     Principal Underwriter

(a) GWFS Equities, Inc. (“GWFS”) is the distributor of securities of the Registrant. In addition to the Registrant, GWFS serves as distributor or principal underwriter for Maxim Series Fund, Inc., an open-end management investment company, Maxim Series Account of GWL&A, FutureFunds Series Account of GWL&A, COLI VUL-2 Series Account of GWL&A, COLI VUL - 4 Series Account of GWL&A, Varifund Variable Annuity Account of Great West, Trillium Variable Annuity Account of GWL&A, Prestige Variable Life Account of GWL&A, Variable Annuity-1 Series Account of First GWL&A Life & Annuity Insurance Company (“First GWL&A”), COLI VUL - 2 Series Account of First GWL&A and COLI VUL - 4 Series Account of First GWL&A.

(b) Directors and Officers of GWFS:

Name	Principal Business Address	Position and Office with Underwriter
C.P. Nelson	8515 East Orchard Road Greenwood Village, CO 80111	Chairman, President and Chief Executive Officer
R.K. Shaw	8515 East Orchard Road Greenwood Village, CO 80111	Director
G.E. Seller	18111 Von Karman Ave., Suite 560 Irvine, CA 92715	Director and Senior Vice President
W.S. Harmon	8515 East Orchard Road Greenwood Village, CO 80111	Director and Vice President
S.A. Bendrick	8515 East Orchard Road Greenwood Village, CO 80111	Director and Vice President
G.R. Derback	8515 East Orchard Road Greenwood Village, CO 80111	Treasurer
C.H. Cumming	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
M.R. Edwards	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
J.G. Gibbs	8515 East Orchard Road Greenwood Village, CO 80111	Vice President and Trading Operations
J.C. Luttges	8515 East Orchard Road Greenwood Village, CO 80111	Vice President
M.C. Maiers	8515 East Orchard Road Greenwood Village, CO 80111	Vice President and Investments Compliance Officer
B.A. Byrne	8515 East Orchard Road Greenwood Village, CO 80111	Secretary and Chief Compliance Officer
T.L. Luiz	8515 East Orchard Road Greenwood Village, CO 80111	Compliance Officer

(c) Commissions and other compensation received by Principal Underwriter during registrant’s last fiscal year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
Schwab	-0-	-0-	-0-	-0-
GWFS	-0-	-0-	-0-	-0-

Item 30.     Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through GWL&A, 8515 E. Orchard Road, Greenwood Village, Colorado 80111.

Item 31.     Management Services

Not Applicable.

Item 32.     Undertakings and Representations

(a)

Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)

Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d)

GWL&A represents the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by GWL&A.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 22 to the Registration Statement and has duly caused this Post-Effective Amendment No. 22 to the Registration Statement to be signed on its behalf, in the City of Greenwood Village, State of Colorado, on this 18th day of April 2011.

VARIABLE ANNUITY-1 SERIES ACCOUNT
(Registrant)

BY:	/s/ M.T.G. Graye
M.T.G. Graye, President and Chief Executive Officer of
Great-West Life & Annuity Insurance Company

BY:	GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
(Depositor)

BY:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

As required by the Securities Act of 1933, this Post-Effective Amendment No. 22 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ R.L. McFeetors	Chairman of the Board	April 18, 2011
R.L. McFeetors*

/s/ M.T.G. Graye	Director, President and	April 18, 2011
M.T.G. Graye	Chief Executive Officer

/s/ J.L. McCallen	Chief Financial Officer and	April 18, 2011
J.L. McCallen	Senior Vice President

/s/ J. Balog
J. Balog*	Director	April 18, 2011

/s/ J.L. Bernbach
J.L. Bernbach*	Director	April 18, 2011

/s/ A. Desmarais
A. Desmarais*	Director	April 18, 2011

/s/ P. Desmarais, Jr.
P. Desmarais, Jr.*	Director	April 18, 2011

/s/ A. Louvel
A. Louvel*	Director	April 18, 2011

/s/ J.E.A. Nickerson
J.E.A. Nickerson*	Director	April 18, 2011

/s/ R.J. Orr
R. J. Orr*	Director	April 18, 2011

/s/ M. Plessis- Bélair
M. Plessis-Bélair*	Director	April 18, 2011

/s/ H.P. Rousseau
H.P. Rousseau*	Director	April 18, 2011

/s/ Royer
R. Royer*	Director	April 18, 2011

/s/ P.K. Ryan
P.K. Ryan*	Director	April 18, 2011

/s/ T.T. Ryan
T.T. Ryan*	Director	April 18, 2011

/s/ B.E. Walsh
B.E. Walsh*	Director	April 18, 2011

*By:	/s/ R.G. Schultz
R.G. Schultz

*Attorney-in-Fact pursuant to Powers of Attorney